  As filed electronically with the Securities and Exchange Commission on
                             April 17, 2003
                           (File No. 2-17613)

                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549
                                FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  Post-Effective Amendment No. 122 [X]

                                   and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                          Amendment No.     [X]

                                IVY FUND
           (Exact Name of Registrant as Specified in Charter)

                            6300 Lamar Avenue
                   Shawnee Mission, Kansas 66202-4200
                (Address of Principal Executive Offices)

             Registrant's Telephone Number:  (913) 236-2000

                           Kristen A. Richards
                             P. O. Box 29217
                   Shawnee Mission, Kansas  66201-9217
                 (Name and Address of Agent for Service)

[X]    It is proposed that this Post-Effective Amendment become effective
         April 17, 2003, pursuant to paragraph (b) of Rule 485.

THIS POST-EFFECTIVE AMENDMENT NO. 122 TO THE REGISTRATION STATEMENT OF IVY
FUND (THE "REGISTRANT") IS BEING FILED FOR THE PURPOSE OF UPDATING CERTAIN
FINANCIAL INFORMATION FOR THE SIXTEEN SERIES OF THE REGISTRANT AND TO MAKE
 CERTAIN NON-MATERIAL CHANGES TO THE REGISTRANT'S DISCLOSURE DOCUMENTS.

                                I V Y   F U N D S

Ivy Fund is a registered open-end investment company consisting of fifteen separate portfolios (the "Funds"). This prospectus relates to the fifteen funds listed below. Investments in the Funds are not deposits of any bank and are not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS                                                        APRIL 17, 2003

IVY CUNDILL GLOBAL VALUE FUND

IVY DEVELOPING MARKETS FUND

IVY EUROPEAN OPPORTUNITIES FUND

IVY GLOBAL FUND

IVY GLOBAL NATURAL RESOURCES FUND

IVY GLOBAL SCIENCE & TECHNOLOGY FUND

IVY INTERNATIONAL FUND

IVY INTERNATIONAL SMALL COMPANIES FUND

IVY INTERNATIONAL VALUE FUND

IVY PACIFIC OPPORTUNITIES FUND

IVY GROWTH FUND

IVY US BLUE CHIP FUND

IVY US EMERGING GROWTH FUND

IVY BOND FUND

IVY MONEY MARKET FUND

                        [IVY FUNDS Embracing the world logo]

BOARD OF TRUSTEES

Jarold W. Boettcher
James D. Gressett
Joseph Harroz, Jr.
Henry J. Herrmann
Glendon E. Johnson, Jr.
Eleanor B. Schwartz
Michael G. Smith
Edward M. Tighe
Keith A. Tucker

OFFICERS

Keith A. Tucker, Chairman of the Board
Henry J. Herrmann, President
Kristen Richards, Secretary & Vice President

LEGAL COUNSEL

Bell, Boyd & Lloyd LLC
Chicago, Illinois

CUSTODIAN

UMB Bank, n.a.
Kansas City, Missouri

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

AUDITORS

Deloitte & Touche LLP
Kansas City, Missouri

DISTRIBUTOR

Ivy Funds Distributor, Inc.
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
800-456-5111

INVESTMENT MANAGER

Waddell & Reed Ivy Investment Company
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

TABLE OF
CONTENTS

WORLDWIDE FUNDS

DOMESTIC FUNDS

FIXED INCOME FUNDS

IVY CUNDILL GLOBAL VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term capital growth. Any income realized will be incidental.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) throughout the world, including emerging market countries, that the Fund's management team believes are trading below their estimated "intrinsic value." "Intrinsic value"
is the perceived realizable market value, determined through the management team's analysis of the companies' financial statements (and includes factors such as earnings, cash flows, dividends, business prospects, management capabilities and other catalysts for potentially increasing shareholder value).

To control its exposure to certain risks, the Fund might use certain derivative investment techniques (such as foreign currency exchange transactions and forward foreign currency contracts).

PRINCIPAL RISKS

The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK - Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK - Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK AND EMERGING-MARKET RISK - Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

ILLIQUID SECURITY RISK - The Fund may not be able to readily dispose of illiquid securities promptly at an

acceptable price.

DERIVATIVES RISK - The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed- income market movements). The use of these derivative investment techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgement of the Fund's manager as to the certain market movements is incorrect, the risk of losses that are greater than if the derivative technique(s) had not been used.

WHO SHOULD INVEST(*)

The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

PERFORMANCE BAR CHART AND TABLE

The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURN FOR ADVISOR
CLASS SHARES(**)
for the year ending December 31

                                    [GRAPH]

BEST QUARTER                   6.28%
                    1st Quarter, 2002
WORST QUARTER                 -11.17%
                    3rd Quarter, 2002

(**)     Any applicable account fees are not reflected, and if they were, the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of
         Advisor Class because of variations in their respective expense structures.

-------------------
(*)      You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

AVERAGE ANNUAL TOTAL RETURNS(1)

For the periods ending December 31, 2002

                                                                                    MSCI
                                                                Advisor           World
                       Class A(2)  Class B(2)    Class C(2)     Class(2)        Index(2)(*)
                       ----------  ---------     ----------     --------        -----------
1 Year

Return before taxes     -17.22%     -16.99%       -13.75%       -11.86%            -19.89%
Return after taxes
on distributions                                                -12.18%
Return after taxes
on distributions
and sale of Fund shares                                          -7.17%(3)

Since Inception

Return before taxes      -14.70%     -8.28%        -7.57%        -3.72%            -17.52%
Return after taxes
on distributions                                                 -4.81%
Return after taxes
on distributions
and sale of Fund shares                                          -3.18%(3)

After-tax returns are intended to show the impact federal income taxes have on investments in the fund. The fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund shares at the end of the period, thus not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect. Your after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401(k) or IRA account), or to tax-exempt investors. After-tax returns are presented for Advisor Class shares and after-tax returns for other classes will vary.

(*)      Reflects no deduction for fees, expenses or taxes.

(1)      Performance figures reflect any applicable sales charges.

(2)      The inception date for the Fund's Advisor Class shares was April 17,
         2000. The Fund has no outstanding Class I shares. Class I shares were closed to further investment effective February 18, 2003. Class A, B and C shares commenced operations on September 4, 2001, September 26,
         2001 and October 19, 2001, respectively. Index performance is calculated from April 30, 2000. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002 the MSCI
         World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
         Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New
         Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the
         United Kingdom and the United States.

(3)      After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES
fees paid directly from your investment

                                        CLASS A    CLASS B     CLASS C      ADVISOR
                                        -------    -------     -------      -------

    Maximum sales charge (load)
    imposed on purchases
    (as a % of offering price)             5.75%     NONE        NONE        NONE

    Maximum deferred sales
    charge (load) (as a % of
    purchase price)                       NONE(1)    5.00%       1.00%       NONE

    Redemption fee/exchange fee
    (as a % of amount redeemed,
    if applicable)(2)                      2.00%     NONE        NONE        2.00%

ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets(3)

                              CLASS A    CLASS B    CLASS C    ADVISOR
                              -------    -------    -------    -------

Management fees                1.00%      1.00%      1.00%      1.00%

Distribution and/or
service (12b-1) fees           0.25%      1.00%      1.00%      NONE

Other expenses                 3.72%      3.72%      3.72%      3.72%

Total annual Fund
operating expenses             4.97%      5.72%      5.72%      4.72%

Expenses reimbursed(4)         2.22%      2.22%      2.22%      2.22%

Net Fund
operating expenses             2.75%      3.50%      3.50%      2.50%

(1)      A contingent deferred sales charge ("CDSC") of 1.00% may apply to Class
         A shares that are redeemed within two years of the end of the month in which they were purchased.

(2)      If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class A shares redeemed or exchanged within 30 days of purchase are subject to a 2.00%
         redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge. As of June 15, 2003, Advisor Class shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee.

(3)      The expense information shown above has been restated to reflect current fees. Expenses reimbursed are estimates based on Class A.

(4)      The Fund's Investment Manager has contractually agreed to reimburse the
         Fund's expenses for the fiscal year ending December 31, 2003, and for the following eight years, to the extent necessary to ensure that the
         Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding
         12b-1 fees and certain other expenses).

                                 (no redemption)           (no redemption)

YEAR     CLASS A      CLASS B        CLASS B       CLASS C     CLASS C     ADVISOR

1st       $  837      $  853         $  353         $  453      $  353      $  253
3rd        1,379       1,374          1,074          1,074       1,074         779
5th        1,946       2,017          1,817          1,817       1,817       1,331
10th       3,730       3,922(1)       3,922(1)       4,030       4,030       3,086

(1)      Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your oinvestment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,  based on these assumptions, your costs would be as follows:

IVY DEVELOPING MARKETS FUND

On January 21, 2003, the Board of Trustees of the Fund approved a proposal to reorganize the Fund into Ivy Pacific Opportunities Fund (Acquiring Fund), subject to shareholder approval and the satisfaction of certain other conditions. If shareholders of the Fund approve the proposal, all of the assets of the Fund will be transferred to the corresponding Acquiring Fund, and shareholders of the Fund will receive shares of the corresponding Acquiring Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held in early June,
2003. If approved at the special meeting, the reorganization is proposed to take place in late June, 2003. Shareholders of the Fund will be mailed more detailed information relating to the proposal in April, 2003.

INVESTMENT OBJECTIVE

The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies that are located in, or are expected to profit from, countries whose markets are generally viewed as "developing" or "emerging" by the World Bank and the International Finance Corporation, or classified as "emerging" by the United
Nations.

For these purposes, a company "located in" or "expected to profit" from emerging market countries is one:

-        whose securities are principally trading in one or more emerging market countries,

-        that derives at least 50% of its total revenue from goods, sales or services in one or more emerging market countries, or

-        that is organized under the laws of (and has a principal office in) an emerging market country.

The Fund may invest more than 25% of its total assets in a single country, but usually will hold securities from at least three emerging market countries in its portfolio.

The Fund's manager uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of over-valued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

PRINCIPAL RISKS

The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK - Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK - Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK AND EMERGING-MARKET

RISK - Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences;
and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests a substantial portion of its assets in these countries, it is exposed to the following additional risks:
securities that are even less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

WHO SHOULD INVEST(*)

The Fund may be appropriate for investors seeking long-term growth potential in the developing nations sector, but who can accept potentially dramatic fluctuations in capital value in the short term.

PERFORMANCE BAR CHART AND TABLE

The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES(**)
for the years ending December 31

         [GRAPH]

 BEST QUARTER                    35.74%
                     2nd Quarter, 1999
 WORST QUARTER                  -27.28%
                     4th Quarter, 1997

(**)     Any applicable sales charges and account fees are not reflected, and if they were, the returns shown above would be lower. The returns for the
         Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

---------
(*)      You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

AVERAGE ANNUAL TOTAL RETURNS(1)

For the periods ending December 31, 2002

                                                                                MSCI
                                                                              EMERGING
                                                                   ADVISOR   MARKETS FREE
                         CLASS A(2)     CLASS B(2)   CLASS C(3)    CLASS(4)   INDEX(2)(*)
                         ----------     ----------   ----------    --------  ------------

1 Year

Return before taxes       -17.32%         -17.32%      -13.93%      -11.96%      -6.00%

Return after taxes
on distributions          -17.49%

Return after taxes
on distributions and
sale of Fund shares       -10.56%(5)

5 Years

Return before taxes       -4.86%          -5.01%       -4.60%       N/A          -4.58%

Return after taxes
on distributions          -4.98%

Return after taxes
on distributions and
sale of Fund shares       -3.81%(5)

Since Inception

Return before taxes       -6.40%          -6.53%       -7.87%       -5.66%       -5.82%

Return after taxes
on distributions          -6.78%

Return after taxes
on distributions and
sale of Fund shares       -4.86%(5)

After-tax returns are intended to show the impact federal income taxes have on investments in the fund. The fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund shares at the end of the period, thus not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401(k) or IRA account), or to tax-exempt investors. After-tax returns are presented for Class A shares and after-tax returns for other classes will vary.

(*)      Reflects no deduction for fees, expenses or taxes.

(1)      Performance figures reflect any applicable sales charges.

(2)      The inception date for the Fund's Class A and Class B shares was
         November 1, 1994. Index performance is calculated from October 31,
         1994. The MSCI Emerging Markets Free Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of April 2002 the Index consisted of the following 26 emerging market country indices:
         Argentina, Brazil, Chile, China, Columbia, Czech Republic, Egypt,
         Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico,
         Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa,
         Taiwan, Thailand, Turkey and Venezuela.

(3)      The inception date for the Fund's Class C shares was April 30, 1996.

(4)      The inception date for Advisor Class shares was April 30, 1998.

(5)      After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

fees paid directly from your investment

                                 Class A       Class B       Class C       Advisor
                                 -------       -------       -------       -------

Maximum sales charge (load)
imposed on purchases
(as a % of offering price)         5.75%         NONE          NONE          NONE

Maximum deferred sales
charge (load) (as a % of
purchase price)                    NONE(1)       5.00%         1.00%         NONE

Redemption fee/exchange fee
(as a % of amount redeemed,
if applicable)(2)                  2.00%         2.00%         2.00%         2.00%

ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets(3)

                              CLASS A   CLASS B    CLASS C     ADVISOR
                              -------   -------    -------     -------

Management fees                1.00%      1.00%      1.00%      1.00%

Distribution and/or
service (12b-1) fees           0.25%      1.00%      1.00%      NONE

Other expenses                 3.39%      3.39%      3.39%      3.39%

Total annual Fund
operating expenses             4.64%      5.39%      5.39%      4.39%

Expenses reimbursed(4)         1.89%      1.89%      1.89%      1.89%

Net Fund
operating expenses             2.75%      3.50%      3.50%      2.50%

(1)      A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.

(2)      If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Following an exchange into the Fund, shares redeemed (or exchanged) within 30 days of purchase are subject to a 2.00% redemption fee. This fee also applies to Class A shares purchased without a sales charge.

(3)      The expense information shown above has been restated to reflect current fees. Expenses reimbursed are estimates based on Class A.

(4)      The Fund's Investment Manager has contractually agreed to reimburse the
         Fund's expenses for the fiscal year ending December 31, 2003, and for the following eight years, to the extent necessary to ensure that the
         Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding
         12b-1 fees and certain other expenses).

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,  based on these assumptions, your costs would be as follows:

                                        (no redemption)             (no redemption)

YEAR        CLASS A       CLASS B          CLASS B         CLASS C       CLASS C       ADVISOR
----        -------       -------          -------         -------       -------       -------

1st         $  837        $  853           $  353           $  453        $  353        $  253
3rd          1,379         1,374            1,074            1,074         1,074           779
5th          1,946         2,017            1,817            1,817         1,817         1,331
10th         3,693         3,912(1)         3,912(1)         3,988         3,988         3,064

(1)      Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased. 4

IVY EUROPEAN OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (including common stock, preferred stock and securities convertible into common stock) of European companies, which may include:

-        large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies, those providing exceptional value, or those engaged in initial public offerings);

-        small-capitalization companies in the more developed markets of Europe;
         and

-        companies operating in Europe's emerging markets.

The Fund may also invest in European debt securities,  up to 20% of which may be low-rated (commonly referred to as "high yield" or "junk" bonds). These securities typically are rated Ba or below by Moody's or BB or below by S&P (or are judged by the Fund's manager to be of comparable quality).

The Fund's manager uses a "bottom-up" investment approach, focusing on prospects for long-term earnings growth.

PRINCIPAL RISKS

The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK - Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK - Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK AND EMERGING-MARKET RISK: Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

SMALL AND MEDIUM SIZED COMPANY RISK - Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies.

IPO RISK - Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

INTEREST RATE AND MATURITY RISK - The Fund's debt security investments are susceptible to decline in a rising interest rate environment. The risk is more acute for debt securities with longer maturities.

CREDIT RISK - The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Certain of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could weaken the Fund's returns if the issuer defaults on its payment obligations.

WHO SHOULD INVEST(*)

The Fund may be appropriate for investors seeking long- term growth potential, but who can accept moderate fluctuations in capital value in the short term.

PERFORMANCE BAR CHART AND TABLE

The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

------------
(*) You should consult with your financial advisor before deciding whether the
Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES(**)
for the years ending December 31

         [GRAPH]

          BEST QUARTER                59.30%
                           4th Quarter, 1999
          WORST QUARTER              -21.29%
                           3rd Quarter, 2002

(**)     Any applicable sales charges and account fees are not reflected, and if they were, the returns shown above would be lower. The returns for the
         Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

AVERAGE ANNUAL TOTAL RETURNS(1)

For the periods ending December 31, 2002

                                                                                 ADVISOR            MSCI
                          CLASS A(2)    CLASS B(3)    CLASS C(4)   CLASS I(5)    CLASS(6)       EUROPE(SM)(2)(*)
                          ----------    ----------    ----------   ----------    --------       ----------------

1 Year

Return before taxes         -8.86%         -9.28%        -5.44%      -3.34%       -3.33%            -18.38%

Return after taxes on
distributions               -8.86%

Return after taxes on
distributions and sale
of Fund shares              -5.44%(7)

Since Inception Return
before taxes                26.80%         27.23%         5.50%     -19.93%         29.21%           -9.67%

Return after taxes on
distributions               19.44%

Return after taxes on
distributions and sale
of Fund shares              19.66%

After-tax returns are intended to show the impact federal income taxes have on investments in the fund. The fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund shares at the end of the period, thus not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect.  Your after-tax returns depend on your own tax situation and may differ from those shown.

After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401(k) or IRA account),  or to tax-exempt investors. After-tax returns are presented for Class A shares and after-tax returns for other classes will vary.

(*)      Reflects no deduction for fees, expenses or taxes.

(1)      Performance figures reflect any applicable sales charges.

(2)      The inception date for the Fund's Class A shares was May 4, 1999
         (performance is calculated based on the date the Fund first became available for sale to the public, May 5, 1999.) Index performance is calculated from April 30, 1999. The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. As of September 2002, the MSCI Europe Index consisted of the following 16 developed market country indices: Austria, Belgium, Denmark, Finland, France, Germany,
         Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain,
         Sweden, Switzerland and the United Kingdom.

(3)      The inception date for the Fund's Class B shares was May 24, 1999.

(4)      The inception date for the Fund's Class C shares was October 24, 1999.

(5)      The inception date for the Fund's Class I shares was March 16, 2000.
         Class I shares were closed to further investment effective February 18,
         2003. (6)The inception date for the Fund's Advisor Class shares was May
         3, 1999. (7)After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

fees paid directly from your investment

                                CLASS A   CLASS B   CLASS C    ADVISOR
                                -------   -------   -------    -------

Maximum sales charge (load)
imposed on purchases
(as a % of offering price)          5.75%   NONE      NONE      NONE

Maximum deferred sales
charge (load) (as a % of
purchase price)                  NONE(1)    5.00%     1.00%     NONE

Redemption fee/exchange fee
(as a % of amount redeemed,
if applicable)(2)                   2.00%   NONE      NONE      2.00%

ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets

                             CLASS A    CLASS B    CLASS C    ADVISOR
                             -------    -------    -------    -------

 Management fees(3)           1.00%      1.00%      1.00%       1.00%

 Distribution and/or
 service (12b-1) fees         0.25%      1.00%      1.00%       NONE

 Other expenses               0.90%      0.92%      0.92%       0.81%

 Total annual Fund
 operating expenses           2.15%      2.92%      2.92%       1.81%

(1)      A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.

(2)      If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class A shares redeemed or exchanged within 30 days of purchase are subject to a 2.00%
         redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge. As of June 15, 2003, Advisor Class shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee.

(3)      Management fees are reduced to 0.85% for net assets over $250 million, and reduced to 0.75% on net assets over $500 million.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                           (no redemption)      (no redemption)

YEAR   CLASS A    CLASS B      CLASS B     CLASS C   CLASS C   ADVISOR
----   -------    -------      -------     -------   -------   -------

1st     $  781    $  795       $  295       $  395    $  295    $  184
3rd      1,209     1,204          904          904       904       569
5th      1,663     1,738        1,538        1,538     1,538       980
10th     2,915     3,061(1)     3,061(1)     3,242     3,242     2,127

(1)      Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

IVY GLOBAL FUND

On January 21, 2003, the Board of Trustees of the Funds approved a proposal to reorganize the Fund into W&R International Growth Fund (Acquiring Fund), subject to shareholder approval and the satisfaction of certain other conditions. If shareholders of the Fund approve the proposal, all of the assets of the Fund will be transferred to the corresponding Acquiring Fund, and shareholders of the
Fund will receive shares of the corresponding Acquiring Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held in early June, 2003. If approved at the special meeting, the reorganization is proposed to take place in late June,
2003. Shareholders of the Fund will be mailed more detailed information relating to the proposal in April, 2003.

INVESTMENT OBJECTIVE

The Fund seeks long-term capital growth. Any income realized will be incidental.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies in different countries, including the United States.

The Fund might engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.

The Fund's manager uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. The Fund is expected to have some emerging markets exposure in an attempt to achieve higher returns over the long term.

PRINCIPAL RISKS

The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK - Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK - Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK AND EMERGING-MARKET

RISK - Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulation of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences;
and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund may invest a substantial portion of its assets in these countries, it may be exposed to the following additional risks:
securities that are even less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

DERIVATIVES RISK - The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed- income market movements). The use of these derivative investment techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgement of the Fund's manager as to the certain market movements is incorrect, the risk of losses that are greater than if the derivative technique(s) had not been used.

WHO SHOULD INVEST(*)

The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

PERFORMANCE BAR CHART AND TABLE

The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

-----------------
(*) You should consult with your financial advisor before deciding whether the
Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES(**)
for the years ending December 31

         [GRAPH]

 BEST QUARTER        24.15%
         4th Quarter, 1998

 WORST QUARTER     -20.47%
         3rd Quarter, 1998

(**)     Any applicable sales charges and account fees are not reflected, and if they were, the returns shown above would be lower. The returns for the
         Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

AVERAGE ANNUAL TOTAL RETURNS(1)

For the periods ending December 31, 2002

                                                                                 MSCI
                                                                  ADVISOR       WORLD
                         CLASS A(2)     CLASS B(3)   CLASS C(4)   CLASS(5)    INDEX(2)(*)
                         ----------     ----------   ----------   --------    -----------

1 Year

Return before taxes       -25.01%        -26.14%      -23.51%      -21.36%       -19.89%

Return after taxes
on distributions          -25.01%

Return after taxes
on distributions and
sale of Fund shares       -15.36%(6)

5 Years

Return before taxes       -6.19%          -6.54%       -6.45%         N/A        -2.11%

Return after taxes
on distributions          -6.92%

Return after taxes
on distributions and
sale of Fund shares       -4.33%(6)

10 Years

Return before taxes       0.66%             N/A            N/A        N/A         6.26%
Return after taxes
on distributions         -0.72%

Return after taxes
on distributions and
sale of Fund shares       -0.74%

After-tax returns are intended to show the impact federal income taxes have on investments in the fund.  The fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund shares at the end of the period, thus not having any taxable gain or loss on your investment in shares of the fund.  The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401(k) or IRA account), or to tax-exempt investors. After-tax returns are presented for Class A shares and after-tax returns for other classes will vary.

(*)      Reflects no deduction for fees, expenses or taxes.

(1)      Performance figures reflect any applicable sales charges.

(2)      The inception date for the Fund's Class A shares was April 18, 1991.
         The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002 the MSCI World Index consisted of the following 23 developed market country indices:

         Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany,
         Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand,
         Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United
         Kingdom and the United States.

(3)      The inception date for the Fund's Class B shares was April 1, 1994.

(4)      The inception date for the Fund's Class C shares was April 30, 1996.

(5)      The inception date for the Fund's Advisor Class shares was April 30,
         1998.

(6)      After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

fees paid directly from your investment

                                  CLASS A       CLASS B       CLASS C      ADVISOR
                                  -------       -------       -------      -------

Maximum sales charge (load)
imposed on purchases
(as a % of offering price)         5.75%         NONE          NONE          NONE

Maximum deferred sales
charge (load) (as a % of
purchase price)                    NONE(1)       5.00%         1.00%         NONE

Redemption fee/exchange fee
(as a % of amount redeemed,
if applicable)(2)                  2.00%         NONE          NONE          2.00%

ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets (3)

                             CLASS A  CLASS B    CLASS C   ADVISOR
                             -------  -------    -------   -------

Management fees(4)            1.00%     1.00%     1.00%     1.00%

Distribution and/or
service (12b-1) fees          0.25%     1.00%     1.00%     NONE

Other expenses                3.13%     3.13%     3.13%     3.13%

Total annual Fund
operating expenses            4.38%     5.13%     5.13%     4.13%

Expenses reimbursed(5)        1.63%     1.63%     1.63%     1.63%

Net Fund
operating expenses            2.75%     3.50%     3.50%     2.50%

(1)      A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.

(2)      If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class A shares redeemed or exchanged within 30 days of purchase are subject to a 2.00%
         redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge. As of June 15, 2003, Advisor Class shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee.

(3)      The expense information shown above has been restated to reflect current fees. Expenses reimbursed are estimates based on Class A.

(4)      Management fees are reduced to 0.75% for net assets over $500 million.

(5)      The Fund's Investment Manager has contractually agreed to reimburse the
         Fund's expenses for the fiscal year ending December 31, 2003, and for the following eight years, to the extent necessary to ensure that the
         Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets. (excluding
         12b-1 fees and certain other expenses).

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,  based on these assumptions, your costs would be as follows:

                              (no redemption)        (no redemption)

YEAR     CLASS A    CLASS B       CLASS B      CLASS C    CLASS C     ADVISOR
----     -------    -------       -------      -------    -------     -------

1st      $  837     $  853        $  353        $  453     $  353     $  253
3rd       1,379      1,374         1,074         1,074      1,074        779
5th       1,946      2,017         1,817         1,817      1,817      1,331
10th      3,664      3,904(1)      3,904(1)      3,991      3,991      3,046

(1)      Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

IVY GLOBAL NATURAL RESOURCES FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term growth. Any income realized will be incidental.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

-        precious metals (such as gold, silver and platinum);

-        ferrous and nonferrous metals (such as iron, aluminum, copper and steel);

-        strategic metals (such as uranium and titanium);

-        fossil fuels and chemicals;

-        forest products and agricultural commodities; and

-        undeveloped real property.

The Fund's manager uses an equity style that focuses on both growth and value.
Companies targeted for investment have strong management and financial positions, adding balance with established low cost, low debt producers and positions that are based on anticipated commodity price trends. The Fund may have some emerging markets exposure in an attempt to achieve higher returns over the long term.

PRINCIPAL RISKS

The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK - Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK - Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK AND EMERGING-MARKET

RISK - Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences;
and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

SMALL AND MEDIUM SIZED COMPANY RISK - Many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk.
Transaction costs of smaller-company stocks may also be higher than those of larger companies.

INDUSTRY CONCENTRATION RISK - Since the Fund can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios.

NATURAL RESOURCE AND PHYSICAL COMMODITY RISK - Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold, exposes the Fund to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings.

WHO SHOULD INVEST(*)

The Fund may be appropriate for investors seeking long- term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term.

PERFORMANCE BAR CHART AND TABLE

The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

------------------
(*) You should consult with your financial advisor before deciding whether the
Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES(**)
for the years ending December 31

         [GRAPH]

        BEST QUARTER                 24.19%
                          4th Quarter, 2001
        WORST QUARTER                -23.28%
                          4th Quarter, 1997

(**)     Any applicable sales charges and account fees are not reflected, and if they were, the returns shown above would be lower. The returns for the
         Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

AVERAGE ANNUAL TOTAL RETURNS(1)
For the periods ending December 31, 2002

                                                                                MSCI
                                                                               COMMODITY
                                                                    ADVISOR     RELATED
                        CLASS A(2)   CLASS B(2)     CLASS C(2)      CLASS(3)   INDEX(2)(*)
                        ----------   ----------     ----------      --------   -----------

1 Year

Return before taxes      -1.35%        -1.48%           2.46%         4.46%       -5.26%

Return after taxes
on distributions         -1.57%

Return after taxes
on distributions and
sale of Fund shares      -0.74%(4)

5 Years

Return before taxes       4.49%         4.63%           4.63%        N/A           2.26%

Return after taxes
on distributions          4.21%

Return after taxes
on distributions and
sale of Fund shares       3.55%

Since Inception

Return before taxes       4.90%         5.05%           4.87%        15.14%        1.50%

Return after taxes
on distributions          3.54%

Return after taxes
on distributions and
sale of Fund shares       3.42%

After-tax returns are intended to sh ow the impact federal income taxes have on investments in the fund. The fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund shares at the end of the period, thus not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401(k) or IRA account), or to tax-exempt investors. After-tax returns are presented for Class A shares and after-tax returns for other classes will vary.

(*)      Reflects no deduction for fees, expenses or taxes.

(1)      Performance figures reflect any applicable sales charges.

(2)      The inception date for the Fund's Class A, Class B and Class C shares was January 1, 1997. Index performance is calculated from December 31,
         1996. The MSCI Commodity Related Index is an equal-dollar weighted index of 20 stocks involved in commodity related industries such as energy, non-ferrous metals, agriculture, and forest products. The index was developed with a base value of 200 as of March 15, 1996.

(3)      The inception date for the Fund's Advisor Class shares was April 8,
         1999.

(4)      After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES
fees paid directly from your investment

                                  CLASS A      CLASS B       CLASS C       ADVISOR
                                  -------      -------       -------       -------

Maximum sales charge (load)
imposed on purchases
(as a % of offering price)         5.75%         NONE          NONE          NONE

Maximum deferred sales
charge (load) (as a % of
purchase price)                    NONE(1)       5.00%         1.00%         NONE

Redemption fee/exchange fee
(as a % of amount redeemed,
if applicable)(2)                  2.00%         NONE          NONE          2.00%

ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets (3)

                           CLASS A   CLASS B   CLASS C    ADVISOR
                           -------   -------   -------    -------

Management fees             1.00%     1.00%     1.00%     1.00%

Distribution and/or
service (12b-1) fees        0.25%     1.00%     1.00%      NONE

Other expenses              1.13%     1.09%     1.10%     0.98%

Total annual Fund
operating expenses          2.38%     3.09%     3.10%     1.98%

(1)      A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.

(2)      If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class A shares redeemed or exchanged within 30 days of purchase are subject to a 2.00%
         redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge. As of June 15, 2003, Advisor Class shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee.

(3)      The expense information shown above has been restated to reflect current fees. Expenses reimbursed are estimates based on Class A. The
         Fund's Investment Manager has contractually agreed to reimburse the
         Fund's expenses for the fiscal year ending December 31, 2003, and for the following eight years, to the extent necessary to ensure that the
         Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding
         12b-1 fees and certain other expenses).

                                           (no redemption)         (no redemption)
YEAR    CLASS A     CLASS B      CLASS B       CLASS C    CLASS C     ADVISOR
----    -------     -------      -------       -------    -------     -------

1st      $  802     $  812        $  312        $  413     $  313     $  201
3rd       1,275      1,254           954           957        957        621
5th       1,772      1,820         1,620         1,625      1,625      1,068
10th      3,135      3,322(1)      3,322(1)      3,411      3,411      2,306

(1)      Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,  based on these assumptions, your costs would be as follows:

                                       10

IVY GLOBAL SCIENCE & TECHNOLOGY FUND

On January 21, 2003, the Board of Trustees of the Funds approved a proposal to reorganize the Fund into W&R Science and Technology Fund (Acquiring Fund), subject to shareholder approval and the satisfaction of certain other conditions. If shareholders of the Fund approve the proposal, all of the assets of the Fund will be transferred to the corresponding Acquiring Fund, and shareholders of the Fund will receive shares of the corresponding Acquiring Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held in early June,
2003. If approved at the special meeting, the reorganization is proposed to take place in late June, 2003. Shareholders of the Fund will be mailed more detailed information relating to the proposal in April, 2003.

INVESTMENT OBJECTIVE

The Fund's investment objective is long-term capital growth. Any income realized will be incidental.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies throughout the world that are expected to profit from the development, advancement and use of science and technology.

Although the Fund intends to invest its assets in different countries, it may at any given time have a substantial portion of its assets invested in the United
States.  Industries that are likely to be represented in the Fund's portfolio holdings include:

-        Internet;

-        telecommunications and networking equipment; semiconductors and semiconductor equipment;

-        software;

-        computers and peripherals;

-        electronic manufacturing services; and telecommunications and information services.

The Fund's manager believes that technology is a fertile growth area, and actively seeks to position the Fund to benefit from this growth by investing in companies of any size that may deliver rapid earnings growth and potentially high investment returns, which may include the purchase of stock in companies engaged in initial public offerings.

PRINCIPAL RISKS

The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK- Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK - Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK - Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs;
fluctuations in foreign currency exchange rates and related conversion costs;
adverse tax consequences; and settlement delays.

SMALL AND MEDIUM SIZED COMPANY RISK- Many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk.
Transaction cost of smaller-company stocks may also be higher than those of larger companies.

IPO RISK -Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories.  The Fund may engage in short term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

INDUSTRY CONCENTRATION RISK- Since the Fund focuses its investments in securities of companies principally engaged in the science and technology industries, the Fund could experience wider fluctuations in value than funds with more diversified portfolios. For example, rapid advances in these industries tend to cause existing products to become obsolete, and the Fund's returns could suffer to the extent it holds an affected company's shares.
Companies in a number of science and technology industries are also subject to government regulations and approval processes that may affect their overall profitability and cause their stock prices to be more volatile.

WHO SHOULD INVEST(*)

The Fund may be appropriate for investors seeking long- term growth potential, but who can accept significant fluctuations in capital value in the short term.

PERFORMANCE BAR CHART AND TABLE

The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

--------------
(*)You should consult with your financial advisor before deciding whether the
Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

                                       11

ANNUAL TOTAL RETURNS FOR CLASS A SHARES(**)
for the years ending December 31

         [GRAPH]

        BEST QUARTER                      65.43%
                              4th Quarter, 1999
        WORST QUARTER                    -44.97%

                             1st Quarter, 2001

(**)     Any applicable sales charges and account fees are not reflected, and if they were, the returns shown above would be lower. The returns for the
         Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

AVERAGE ANNUAL TOTAL RETURNS(1)
For the periods ending December 31,2002

                                                                                          RUSSELL
                                                                                           3000
                                                                              ADVISOR      TECH.
                          CLASS A(2)  CLASS B(2)    CLASS C(2)    CLASS I(3)  CLASS(4)   INDEX(2)(*)
                          ----------  ----------    ----------    ----------  --------   -----------

1 Year

Return before taxes       -49.44%      -49.55%       -47.32%          N/A      -46.25%     -39.06%

Return after taxes
on distribution           -49.44%

Return after taxes
on distributions and
sale of Fund shares       -30.36%(5)

5 Years

Return before taxes        -15.95%     -15.97%       -15.58%          N/A       N/A         -3.32%

Return after taxes on
 distribution             -16.39%

Return after taxes
on distributions and
sale of Fund shares       -10.65%(5)

Since Inception

Return before taxes        -4.67%       -4.64%        -4.42%          N/A       -18.23%     -3.06%

Return after taxes
on distribution            -5.08%

Return after taxes
on distributions and
sale of Fund shares        -2.55%(5)

After-tax returns are intended to show the impact federal inco me taxes have on investments in the fund. The fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund shares at the end of the period, thus not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax situation and may differ from those shown.

After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401(k) or IRA account), or to tax-exempt investors. After-tax returns are presented for Class A shares and after-tax returns for other classes will vary.

(*)      Reflects no deduction for fees, expenses or taxes.

(1)      Performance figures reflect any applicable sales charges.

(2)      The inception date for the Fund's Class A, Class B and Class C shares was July 22, 1996. Index performance is calculated from July 30, 1996.
         The Russell 3000 Tech Index is a capitalization-weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science.

(3)      The Fund has had no outstanding Class I shares. Class I shares were closed to further investment effective February 18, 2003.

(4)      The inception date for the Fund's Advisor Class shares was April 15,
         1998.

(5)      After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

fees paid directly from your investment

                                    CLASS A     CLASS B      CLASS C     ADVISOR
                                    -------     -------      -------     -------

Maximum sales charge (load)
imposed on purchases
(as a % of offering price)            5.75%       NONE         NONE       NONE

Maximum deferred sales
charge (load) (as a % of
purchase price)                      NONE(1)      5.00%        1.00%      NONE

Redemption fee/exchange fee
(as a % of amount redeemed,
if applicable)(2)                     2.00%       NONE         NONE       2.00%

ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets(3)

                                CLASS A     CLASS B      CLASS C      ADVISOR
                                -------     -------      -------      -------

Management fees                  1.00%        1.00%        1.00%        1.00%

Distribution and/or
service (12b-1) fees             0.25%        1.00%        1.00%         NONE

Other expenses                   2.12%        2.12%        2.12%        2.12%

Total annual Fund
operating expenses               3.37%        4.12%        4.12%        3.12%

Expenses reimbursed(4)           0.62%        0.62%        0.62%        0.62%

Net Fund
operating expenses               2.75%        3.50%        3.50%        2.50%

(1)      A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.

(2)      If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account. Class A shares redeemed or exchanged within 30 days of purchase are subject to a 2.00%
         redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge. As of June 15, 2003, Advisor Class shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee.

(3)      The expense information shown above has been restated to reflect current fees. Expenses reimbursed are estimates based on Class A.

(4)      The Fund's Investment Manager has contractually agreed to reimburse the
         Fund's expenses for the fiscal year ending December 31, 2003, and for the following eight years, to the extent necessary to ensure that the
         Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding
         12b-1 fees and certain other expenses).

                                (no redemption)          (no redemption)

YEAR    CLASS A     CLASS B       CLASS B      CLASS C     CLASS C    ADVISOR
----    -------     -------       -------      -------     -------    -------

1st      $  837     $  853        $  353        $  453     $  353     $  253
3rd       1,379      1,374         1,074         1,074      1,074        779
5th       1,946      2,017         1,817         1,817      1,817      1,331
10th      3,549      3,767(1)      3,767(1)      3,853      3,853      2,914

(1)      Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

                                       12

IVY INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The Fund's principal investment objective is long-term capital growth.
Consideration of current income is secondary to this principal objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets in equity securities
(including common stock, preferred stock and securities convertible into common stock) principally traded in European, Pacific Basin and Latin American markets.

To enhance potential return, the Fund may invest in countries with new or comparatively undeveloped economies.

The Fund's manager uses an investment approach that focuses on:

-        analyzing a company's financial statements;

-        taking advantage of overvalued or undervalued markets; and

-        building a portfolio that is diversified by both region and sector.

Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

PRINCIPAL RISKS

The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK - Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK - Equity securities typically represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK - Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs;
fluctuations in foreign currency exchange rates and related conversion costs;
adverse tax consequences; and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

WHO SHOULD INVEST(*)

The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

PERFORMANCE BAR CHART AND TABLE

The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES(**)
for the years ending December 31

         [GRAPH]

         BEST QUARTER               16.41%
                        4th Quarter, 1998
         WORST QUARTER             -23.02%
                        3rd Quarter, 2002

(**)     Any applicable sales charges and account fees are not reflected, and if they were, the returns shown above would be lower. The returns for the
         Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

---------------------
(*)      You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

                                                     WORLDWIDE FUNDS (continued)

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31,2002

                                                                                                                             MSCI
                                                                                                          ADVISOR            EAFE
                               CLASS A(2)         CLASS B(3)        CLASS C(4)        CLASS I(5)          CLASS(6)         INDEX(2)*
                               ----------         ----------        ----------        ----------          --------         ---------

1 YEAR
RETURN BEFORE TAXES              -25.51%            -25.90%           -22.78%           -20.95%           -18.71%           -15.94%

RETURN AFTER TAXES
ON DISTRIBUTION                  -25.51%

RETURN AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES              -15.66%(7)

5 YEARS
RETURN BEFORE TAXES               -8.76%             -8.93%            -8.54%            -7.39%               N/A            -2.89%

RETURN AFTER TAXES
ON DISTRIBUTIONS                 -10.38%

RETURN AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES               -5.62%(7)

10 YEARS
RETURN BEFORE TAXES                3.80%               N/A               N/A               N/A               N/A              4.00%

RETURN AFTER TAXES
ON DISTRIBUTION                    2.52%

RETURN AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                3.80%

After-tax  returns ore intended to show the impact  federal income taxes have on investments  in  the  fund.  The  fund's  return  after  taxes  on  distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund  shares at the end of the period,  thus not having any taxable  gain or toss on your  investment in shares of the fund. The fund's return after taxes on distribution  and sale of Fund  shares  calculation  shows (he  effect of both a distribution  and any  taxable  gain or  loss  that  would  be  realized  if you purchased  fund shares at the  beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect.

Your  after-tax  returns  depend on your own tax  situation  and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a  tax-deferred  account  (including a 401(k) or IRA  account),  or to tax-exempt  investors.  After-tax  returns are  presented for Class A shares and after-tax returns for other classes will vary.

*    Reflects no deduction for fees, expenses or taxes.

(1)  Performance figures reflect any applicable sales charges.

(2)  The inception date for the Fund's Class A shores was April 30, 1986.  Index performance is calculated  from April 30, !986.The MSCI EAFE Index (Europe,
     Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance,  excluding the US  &Canada.  AsAs of April 2002 the MSCI EAFE Index  consisted  of the following 21 developed market country indices: Australia, Austria, Belgium,
     Denmark,  Finland,  France,  Germany,  Greece, Hong Kong,  Ireland,  Italy,
     Japan, the Netherlands,  New Zealand, Norway, Portugal,  Singapore,  Spain,
     Sweden, Switzerland and the United Kingdom.

(3)  The inception date for the Fund's Class 8 shares was October 22, 1993.

(4)  The inception date for the Fund's Class C shares was April 30, 1996.

(5)  The inception date for the Fund's Class I shares was October 6, 1994. Class
     I shares were closed to further investment effective February 18,2003.

(6)  The  inception  date for the Fund's  Advisor  Class  shares was August 31,
     2000.

(7)  After-tax  returns may be better than before-tax  returns due to an assumed tax benefit  from  losses on a sale of the Fund's  shares at the end of the period.

FEES AND EXPENSES

The following  tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

fees paid directly from your investment

                                Class A    Class B    Class C   Advisor
-----------------------------------------------------------------------

Maximum sales charge             5.75%       NONE      NONE      NONE
(load) imposed on
purchases (as a % of
offering price)
-----------------------------------------------------------------------
Maximum deferred sales
charge (load) (as a
% of purchase price)             NONP(1)     5.00%     1.00%     NONE
-----------------------------------------------------------------------
 Redemption fee/exchange
fee (as a % of amount
redeemed, if
applicable)(2)                   2.00%       NONE      NONE      2.00%
-----------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets

                                Class A    Class B    Class C   Advisor
-----------------------------------------------------------------------

Management fees(3)               1.00%       1.00%     1.00%     1.00%
-----------------------------------------------------------------------
 Distribution
and/or service
(12b-l) fees                     0.20%(5)    1.00%     1.00%     NONE
-----------------------------------------------------------------------
Other expenses                   0.69%       0.85%     0.83%     0.60%
-----------------------------------------------------------------------
Total annual Fund
operating expenses               1.89%       2.85%     2.83%     1.60%
-----------------------------------------------------------------------

(1)  A CDSC of 1.00% may apply to Class A shares  that are  redeemed  within two years of the end of the month in which they were purchased.

(2)  If you choose to receive your redemption proceeds via Federal Funds wire, a
     $10 wire fee will be charged to your  account  Class A shares  redeemed  or
     exchanged   within   30  days  of   purchase   are   subject   to  a  2.00%
     redemption/exchange  fee. This fee also applies to Class A shares purchased without a sales charge.  As of June 15,2003,  Advisor Class shares redeemed
     or   exchanged   within  30  days  of  purchase  are  subject  to  a  2.00%
     redemption/exchange fee.

(3)  Management  fees are  reduced  to 0.90% for net assets  over $2.0  billion, reduced to 0.80% for net assets over $2.5 billion and reduced to 0.70% fors net assets over $3.0 billion.

(4)  The expense  information  shown above has been restated to reflect  current fees. Expenses are estimates based on Class A.

(5)  The annual service fee for Class A shares of the Fund may equal up to 0.25%
     on net assets attributable to outstanding shares issued on or after January
     I, 1992. Since the calculation of the annual service fee does not take into account  shares  outstanding  prior to January I,  1992,  this  arrangement results in a rate of service fee that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund.

--------------------------------------------------------------------------------
EXAMPLE

The  following  example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example  assumes that you invest $ 1 0,000 in the Fund for the time  periods  indicated  and then redeem  all  of  your  shares  at the  end of  those  periods  (with  additional information  shown for Class B and Class C shares based on the  assumption  that you do not redeem your shares at that time).  The example also assumes that your investment  has a 5% return  each year and that the  Fund's  operating  expenses remain the same.  Although  your actual  costs may be higher or lower,  based on these assumptions, your costs would be as follows:

                                                (no redemption)                     (no redemption)
Year           Class A           Class B           Class B            Class C           Class C           Advisor
--             -------           -------        ---------------       -------       ---------------       -------

1st            $   756           $   788           $   288            $  386            $  286            $  163
3rd              1,135             1,183               883               877               877               505
5th              1,538             1,704             1,504             1,494             1,494               871
10th             2,659             2,948(1)          2,948(1)          3,157             3,157             1,900

(1)  Reflects annual  operating  expenses of Class A shares after  conversion of
     Class B shares  into  Class A shares 8 years  after  the month in which the shares were purchased.

                                       14

IVY INTERNATIONAL SMALL COMPANIES  FUND

On January 21, 2003, the Board of Trustees of the Funds approved a proposal to reorganize the Fund into W&R International Growth Fund (Acquiring Fund), subject to shareholder approval and the satisfaction of certain other conditions. If shareholders of the Fund approve the proposal, all of the assets of the Fund will be transferred to the corresponding Acquiring Fund, and shareholders of the Fund will receive shares of the corresponding Acquiring
Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held in early
June, 2003. If approved at the special meeting, the reorganization is proposed to take place in late June, 2003. Shareholders of the Fund will be mailed more detailed information relating to the proposal in April, 2003.

INVESTMENT OBJECTIVE

The Fund seeks long-term growth. Consideration of current income is secondary to this principal objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign issuers having total market capitalization of less than $2 billion at the time of initial purchase.

To enhance potential return, the Fund may invest in countries with new or comparatively undeveloped economies. The Fund may also purchase stock in companies engaged in initial public offerings.

The Fund might also engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.

The Fund is managed by a team that focuses on both value and growth factors.
Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

PRINCIPAL RISKS

The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK - Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK - Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK AND EMERGING-MARKET RISK - Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

SMALL COMPANY RISK - Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies.

IPO RISK - Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is also limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

DERIVATIVES RISK - The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements). The use of these derivative investment techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgement of the
Fund's manager as to the certain market movements is incorrect, the risk of losses that are greater than if the derivative technique(s) had not been used.

WHO SHOULD INVEST*

The Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term.

PERFORMANCE BAR CHART AND TABLE

The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

---------
*        You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

                                                    WORLDWIDE FUNDS (continued)

ANNUAL TOTAL RETURNS FOR CLASS A SHARES**
for the years ending December 31

                                    [GRAPH]

                              BEST QUARTER 26.58%
                               4th Quarter, 1999

                                 WORST QUARTER
                               3rd Quarter, 2002

**       Any applicable sales charges and account fees are not reflected, and if they were, the returns shown above would be lower. The returns for the
Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

AVERAGE ANNUAL TOTAL RETURNS(1)

For the periods ending December 31, 2002

                                                                                                SSB EMI
                                                                                                 WORLD
                                                                                    ADVISOR      EX-US
                            CLASS A(2)    CLASS B(2)     CLASS C(2)   CLASS I(3)    CLASS(4)   INDEX(2)*

1 YEAR

RETURN BEFORE TAXES        -29.51%         -29.46%         -26.37%       N/A        -24.91%      -7.29%

RETURN AFTER TAXES
ON DISTRIBUTION            -29.51%

RETURN AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES        -18.12%(5)

5 YEARS

RETURN BEFORE TAXES         -6.93%          -6.88%          -6.45%       N/A           N/A       -0.58%

RETURN AFTER TAXES
ON DISTRIBUTION             -7.21%

RETURN AFTER TAXES ON
ON DISTRIBUTIONS AND
SALE OF FUND SHARES         -5.28%(5)

SINCE INCEPTION

RETURN BEFORE TAXES         -7.88%          -7.81%          -7.60%       N/A        -11.85       -2.12%

RETURN AFTER TAXES
ON DISTRIBUTION             -8.18%

RETURN AFTER TAXES ON
ON DISTRIBUTIONS AND
SALE OF FUND SHARES         -5.96%(5)

After-tax returns are intended to show the impact federal income taxes have on investments in the find. The funds return after taxes on distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund shares at the end of the period, thus not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased find shares at the beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401 (k) or IRA account), or to tax-exempt investors. After-tax returns are presented for Class A shares and after-tax returns for other classes will vary.

*        Reflects no deduction for fees, expenses or taxes.

(1)      Performance figures reflect any applicable sales charges.

(2)      The inception date for the Fund's Class A, Class B and Class C shares was January 1, 1997. Index performance is calculated from December 31,
         1996. The SSB EMI World ex-US. Index represents companies in the bottom
         20 percent of developed countries' investable market capitalization outside of the United States.

(3)      The Fund has had no outstanding Class I shares. Class I shares were dosed to further investment effective February 18, 2003.

(4)      The inception date for the Fund's Advisor Class shares was July 1,
         1999.

(5)      After-tax returns may be better than before-tax returns due to an assumed tax benefit from tosses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

fees paid directly from your investment

                                  CLASS      CLASS     CLASS
                                    A          B         C      ADVISOR

MAXIMUM SALES CHARGE               5.75%      NONE      NONE     NONE
(LOAD) IMPOSED ON
PURCHASES (AS A % OF
OFFERING PRICE)

MAXIMUM DEFERRED SALES
CHARGE (LOAD) (AS A
% OF PURCHASE PRICE)               NONE       5.00%     1.00%    NONE

REDEMPTION FEE/EXCHANGE
FEE (AS A % OF AMOUNT
REDEEMED, IF
APPLICABLE)(2)                     2.00%      NONE      NONE     2.00%

ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets(3)

                                  CLASS      CLASS     CLASS
                                    A          B         C      ADVISOR

MANAGEMENT FEES                    1.00%      1.00%     1.00%    1.00%

DISTRIBUTION AND/OR
SERVICE (12B-1) FEES               0.25%      1.00%     1.00%    NONE

OTHER EXPENSES                     3.34%      3.34%     3.34%    3.34%

TOTAL ANNUAL FUND
OPERATING EXPENSES                 4.59%      5.34%     5.34%    4.34%

EXPENSES REIMBURSED(4)             1.84%      1.84%     1.84%    1.84%

NET FUND OPERATING
EXPENSES                           2.75%      3.50%     3.50%    2.50%

(1)      A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.

(2)      If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account Class A shares redeemed or exchanged within 30 days of purchase are subject to a
         2.00% redemption/exchange fee this fee also apples to Class A shares purchased without a sales charge. As of June 15, 2003, Advisor Class shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange rate.

(3)      The expense information shown above has been restated to reflect current fees. Expenses reimbursed are estimates based on Class A.

(4)      The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the fiscal year ending December 31, 2003, and for the following eight years, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level do not exceed 250% of the Fund's average net assets (excluding
         12b-1 fees and certain other expenses).

---------
EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                   (no                     (no
                               redemption)              redemption)
Year     Class A     Class B     Class B      Class C      Class C    Advisor

1st      $  837      $  853      $  353       $  453       $  353     $  253
3rd       1,379       1,374       1,074        1,074        1,074        779
5th       1,946       2,017       1,817        1,817        1,817      1,331
10th      3,687       3,890(1)    3,890(1)     3,968        3,968      3,040

(1)      Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

IVY INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE

The Fund's principal investment objective is long-term capital growth.
Consideration of current income is secondary to this principal objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets in equity securities (including common stock, preferred stock and securities convertible into common stock)
principally traded in European, Pacific Basin and Latin American markets.

To control its exposure to certain risks, the Fund might engage in foreign currency exchange transactions and forward foreign currency contracts.

The Fund's manager uses a disciplined value approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies). Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

PRINCIPAL RISKS

The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK - Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK - Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK AND EMERGING-MARKET RISK - Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. The risks of investing in foreign securities are more acute in countries with developing economies.

DERIVATIVES RISK - The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements). The use of these derivative investment techniques involves a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgement of the
Fund's manager as to the certain market movements is incorrect, the risk of losses that are greater than if the derivative technique(s) had not been used.

VALUE STOCK RISK - Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the manager's opinion, undervalued. If the manager's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the manager has placed on it.

WHO SHOULD INVEST*

The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

PERFORMANCE BAR CHART AND TABLE

The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES**
for the years ending December 31

                                    [GRAPH]

                              BEST QUARTER 16.49%
                               4th Quarter, 1998

                                 WORST QUARTER
                               3rd Quarter, 2002

**       Any applicable sales charges and account fees are not reflected, and if they were, the returns shown above would be lower. The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

---------
*        You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

                                                    WORLDWIDE FUNDS (continued)

AVERAGE ANNUAL TOTAL RETURNS(1)
For the periods ending December 31, 2002

                                                                                                           MSCI
                                                                                             ADVISOR       EAFE
                              CLASS A(2)      CLASS B(2)      CLASS C(2)     CLASS I(3)      CLASS(4)   INDEX(R)(2)*

1 YEAR

RETURN BEFORE TAXES            -20.77%         -22.48%         -19.21%          N/A           -17.51%      -15.91%

RETURN AFTER TAXES
ON DISTRIBUTIONS               -20.77%

RETURN AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES            -12.75%(5)

5 YEARS

RETURN BEFORE TAXES             -3.67%          -4.07%          -3.69%          N/A              N/A        -0.62%

RETURN AFTER TAXES
ON DISTRIBUTIONS               -3.92%

RETURN AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES            -2.92%

SINCE INCEPTION

RETURN BEFORE TAXES            -5.11%           -5.38%          -5.22%          N/A            -4.08%       -3.20%

RETURN AFTER TAXES
ON DISTRIBUTIONS               -5.32%

RETURN AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES            -4.01%(5)

After-tax returns are intended to show the impact federal income taxes have on investments in the fund. The fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund shares at the end of the period, thus not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax situation and
may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401 (k) or
IRA account), or to tax-exempt investors. After-tax returns are presented for
Class A shares and after-tax returns for other classes will vary.

* Reflects no deduction for fees, expenses or taxes.

(1)      Performance figures reflect any applicable sales charges.

(2)      The inception date for the Fund's Class A, Class 8 and Class C shares was May 13, 1997. Index performance is calculated from May 31, 1997.
         The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US &Canada. As of
         April 2002 the MSCI EAFE Index consisted of the following 21 developed market country indices Australia, Austria, Belgium, Denmark, Finland,
         France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the
         Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
         Switzerland and the United Kingdom.

(3)      The Fund has had no outstanding Class I shares. Class I shares were closed to further investment effective February 18, 2003.

(4)      The inception date for the Fund's Advisor Class shares was February
         23, 1998.

(5)      After-tax returns may be better than before-tax returns due to an assumed tax benefit from tosses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

fees paid directly from your investment

                                      CLASS        CLASS      CLASS
                                        A            B          C        ADVISOR

MAXIMUM SALES CHARGE (LOAD)
IMPOSED ON PURCHASES
(AS A % OF OFFERING PRICE)            5.75%         NONE       NONE       NONE

MAXIMUM DEFERRED SALES
CHARGE (LOAD) (AS A % OF
PURCHASE PRICE)                       NONE          5.00%      1.00%      NONE

REDEMPTION FEE/EXCHANGE
FEE (AS A % OF AMOUNT
REDEEMED, IF
APPLICABLE)(2)                        2.00%         NONE       NONE       2.00%

ANNUAL FUND OPERATING EXPENSES

expenses that are deducted from Fund assets(1)

                               CLASS       CLASS        CLASS
                                 A           B            C          ADVISOR

MANAGEMENT FEES                1.00%        1.00%        1.00%        1.00%

DISTRIBUTION AND/OR
SERVICE (12B-1) FEES           0.25%        1.00%        1.00%        NONE

OTHER EXPENSES                 1.07%        1.05%        1.05%        1.05%

TOTAL ANNUAL FUND
OPERATING EXPENSES             2.32%        3.05%        3.05%        2.05%

(1)      A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.

(2)      If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account Class A shares redeemed or exchanged within 30 days of purchase are subject to a
         2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge. As of June 15, 2003, Advisor Class shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange rate.

(3)      The expense information shown above has been restated to reflect current fees. Expenses reimbursed are estimates based on Class A The
         Fund's Investment Manager has contractually agreed to reimburse the
         Fund's expenses for the current fiscal year ending December 31, 2003, and the following eight years, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the Fund level, do not exceed 2.50% of the Fund's average net assets (excluding
         12b-1 fees and certain other expenses).

---------
EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                       (NO                       (NO
                                    REDEMPTION)               REDEMPTION)
YEAR      CLASS A     CLASS B        CLASS B        CLASS C     CLASS C     ADVISOR

1ST       $  797      $  808         $  308         $  408      $  308      $  208
3RD        1,258       1,242            942            942         942         643
5TH        1,744       1,801          1,601          1,601       1,601       1,103
10TH       3,078       3,282(1)       3,282(1)       3,365       3,365       2,379

(1)      Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

IVY PACIFIC OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

The Fund's principal investment objective is long-term capital growth.
Consideration of current income is secondary to this principal objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies such as those whose securities are traded mainly on markets in the
Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region.
Examples of Pacific region countries include China, Hong Kong, Malaysia, Sri
Lanka, Australia and India. Although it is permitted to invest in Japan, the
Fund does not currently anticipate doing so.

The Fund's manager uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

PRINCIPAL RISKS

The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK - Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK - Equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

FOREIGN SECURITY RISK AND EMERGING-MARKET RISK - Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulation of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests a substantial portion of its assets in these countries, it is exposed to the following additional risks:
securities that are even less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

REGIONAL RISK - Investing in the Pacific region involves special risks beyond those described above. For example, certain Pacific region countries may be vulnerable to trade barriers and other protectionist measures that could have an adverse effect on the value of the Fund's portfolio. The limited size of the markets for some Pacific region securities can also make them more susceptible to investor perceptions, which can impact their value and liquidity.

Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Increased social or political unrest in some or all of these countries could cause further economic and market uncertainty.

WHO SHOULD INVEST*

The Fund may be appropriate for investors seeking long-term growth potential in this sector of the world, but who can accept potentially dramatic fluctuations in capital value in the short term.

PERFORMANCE BAR CHART AND TABLE The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance. The
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES**
for the years ending December 31

                                    [GRAPH]

                              BEST QUARTER 40.73%
                               2nd Quarter, 1999

                                 WORST QUARTER
                               4th Quarter, 1997

**       Any applicable sales charges and account fees are not reflected, and if they were, the returns shown above would be lower. The returns for the
         Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

---------
*        You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

                                                    WORLDWIDE FUNDS (continued)

AVERAGE ANNUAL TOTAL RETURNS (1)

For the periods ending December 31, 2002

                                                                                  MSCI
                                                                              ASIA PACIFIC
                                                                    ADVISOR     EX-JAPAN
                            CLASS A(2)   CLASS B(2)   CLASS C(3)    CLASS(4)     INDEX(2)*

1 YEAR

RETURN BEFORE TAXES         -16.41%        -16.73%      -13.09%     -11.84%      -5.09%

RETURN AFTER TAXES
ON DISTRIBUTIONS            -16.41%

RETURN AFTER TAXES
ON DISTRIBUTIONS AND

SALE OF FUND SHARES         -10.08%(5)

5 YEARS

RETURN BEFORE TAXES          -6.29%         -6.43%       -5.97%       N/A        -1.46%

RETURN AFTER TAXES
ON DISTRIBUTIONS             -6.54%

RETURN AFTER TAXES
ON DISTRIBUTIONS AND

SALE OF FUND SHARES          -4.94%(5)

SINCE INCEPTION

RETURN BEFORE TAXES          -5.41%         -5.60%       -6.84%     -5.41%       -3.03%

RETURN AFTER TAXES
ON DISTRIBUTIONS             -5.68%

RETURN AFTER TAXES
ON DISTRIBUTIONS AND

SALE OF FUND SHARES          -4.14%(5)

After-tax returns are intended to show the impact federal income taxes have on investments in the fund. The fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund shares at the end of the period, thus not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401 (k) or IRA account), or to tax-exempt investors. After-tax returns are presented for Class A shares and after-tax returns for other classes will vary.

* Reflects no deduction for fees, expenses or taxes.

(1)      Performance figures reflect any applicable sales charges.

(2)      The inception date for the Fund's Class A and Class B shares was
         October 22, 1993. Index performance is calculated from October 31,
         1993. The MSCI Asia Pacific Ex-Japan Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Far East, excluding Japan. As of April 2002 the
         Index consisted of the following 9 developed and emerging market country indices: China, Hong Kong, Indonesia, Korea, Malaysia,
         Philippines, Singapore Free, Taiwan and Thailand.

(3)      The inception date for the Fund's Class C shares was April 30, 1996.

(4)      The inception date for Advisor Class shares was February 10, 1998.

(5)      After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

fees paid directly from your investment

                                     CLASS      CLASS      CLASS
                                       A          B          C        ADVISOR

MAXIMUM SALES CHARGE
(LOAD) IMPOSED ON
PURCHASES (AS A % OF
OFFERING PRICE)                       5.75%      NONE       NONE       NONE

MAXIMUM DEFERRED
SALES CHARGE (LOAD)
(AS A % OF PURCHASE PRICE)            NONE(1)    5.00%      1.00%      NONE

REDEMPTION/EXCHANGE FEE
(AS A % OF AMOUNT
REDEEMED, IF
APPLICABLE)(2)                        2.00%      2.00%      2.00%      2.00%

ANNUAL FUND OPERATING EXPENSES

expenses that are deducted from Fund assets(3)

                           CLASS       CLASS      CLASS
                              A          B          C       ADVISOR

MANAGEMENT FEES             1.00%      1.00%      1.00%      1.00%

DISTRIBUTION AND/OR
SERVICE (12B-1) FEES        0.25%      1.00%      1.00%      NONE

OTHER EXPENSES              2.27%      2.27%      2.27%      2.27%

TOTAL ANNUAL FUND
OPERATING EXPENSES          3.52%      4.27%      4.27%      3.27%

EXPENSES REIMBURSED(4)      0.77%      0.77%      0.77%      0.77%

NET FUND
OPERATING EXPENSES          2.75%      3.50%      3.50%      2.50%

(1)      A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.

(2)      If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account Following an exchange into the Fund, shares redeemed (or exchanged) within one month are subject to a 2.00% redemption fee. This fee also applies to
         Class A shares purchased without a sales charge.

(3)      The expense information shown above has been restated to reflect current fees. Expenses reimbursed are estimates based on Class A.

(4)      The Fund's Investment Manager has contractually agreed to reimburse the Fund's expenses for the current fiscal year ending December 31,
         2003, and the following eight years, to the extent necessary to ensure that the Fund's Annual Fund Operating Expenses, when calculated at the
         Fund level, do not exceed 2.50% of the Fund's average net assets
         (excluding 12b-l fees and certain other expenses).

---------
EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                      (NO                        (NO
                                   REDEMPTION)                REDEMPTION)
YEAR       CLASS A     CLASS B       CLASS B        CLASS C     CLASS C      ADVISOR

1ST       $  837      $  853         $  353         $  453      $  353      $  253
3RD        1,379       1,374          1,074          1,074       1,074         779
5TH        1,946       2,017          1,817          1,817       1,817       1,331
10TH       3,566       3,781(1)       3,781(1)       3,859       3,859       2,904

(1)      Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

IVY GROWTH FUND

On January 21, 2003, the Board of Trustees of the Funds approved a proposal to reorganize the Fund into Waddell & Reed Advisors Accumulative Fund (Acquiring
Fund), subject to shareholder approval and the satisfaction of certain other conditions. If shareholders of the Fund approve the proposal, all of the assets of the Fund will be transferred to the corresponding Acquiring Fund, and shareholders of the Fund will receive shares of the corresponding Acquiring
Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held in early
June, 2003. If approved at the special meeting, the reorganization is proposed to take place in late June, 2003. Shareholders of the Fund will be mailed more detailed information relating to the proposal in April, 2003.

INVESTMENT OBJECTIVE

The Fund seeks long-term growth, with current income being a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in the equity securities (including common stock, preferred stock and securities convertible into common stock) of US companies of any size.

PRINCIPAL RISKS

The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK - Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK - Equity securities typically represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly even where "management risk" is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

SMALL AND MEDIUM SIZED COMPANY RISK - Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk.
Transaction costs of smaller-company stocks may also be higher than those of larger companies.

GROWTH STOCK RISK - Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

WHO SHOULD INVEST*

The Fund may be appropriate for investors seeking long-term growth potential, but who can accept moderate fluctuations in capital value in the short term.

PERFORMANCE BAR CHART AND TABLE

The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES**

for the years ending December 31

                                    [GRAPH]

                              BEST QUARTER 22.79%
                               4th Quarter, 1999

                             WORST QUARTER -23.58%
                               3rd Quarter, 2001

**       Any applicable sales charges and account fees are not reflected, and if they were, the returns shown above would be lower. The returns for the
         Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

---------
*        You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

                                                            DOMESTIC (continued)

AVERAGE ANNUAL TOTAL RETURNS(1)
For the periods ending December 31,2002

                                                                                        RUSSELL
                                                                                         3000
                                                                            ADVISOR      GROWTH
                              CLASS A(2)       CLASS B(3)     CLASS C(4)    CLASS(5)    INDEX(6)(*)
                              ----------       ----------     ----------    --------    -----------

1 Year
Return before taxes           -32.78%           -32.96%       -30.29%       -28.67%       -28.03%

Return after taxes
on distributions              -32.78%

Return after taxes
on distributions and
sale of Fund shares           -20.13%(7)

5 Years

Return before taxes            -9.44%            -9.62%        -9.23%           N/A        -4.11%

Return after taxes
on distributions              -10.64%

Return after taxes
on distributions and
sale of Fund shares            -6.09%(7)
10 Years

Return before taxes             1.02%              N/A           N/A           N/A           N/A

Return after taxes
on distributions               -0.90%

Return after taxes
on distributions and
sale of Fund shares             1.44%(7)

After-tax returns are intended to show the impact federal income taxes have on investments in the fund The fund's return after taxes on distribution calculation shows the effect of taxable distributions, but assumes that you hold the fund shares at (he end of the period, thus not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates. State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401 (k) or IRA account), or to tax-exempt investors. After-tax returns are presented for Advisor Class shares and after-tax returns for other classes will vary.

Refects no deduction for fees, expenses or taxes.

(1)      Performance figures reflect any applicable sales charges.
(2)      The inception date for the Fund's Class A shares was December 31,1960.
(3)      The inception date for the Fund's Class B shares was October 22,1993.
(4)      The inception date for the Fund's Class C shares was April 30,1996.
(5)      The inception date for the Fund's Advisor Class shares was April
         30,1998.
(6)      Index performance is calculated from June 30,1995,the earliest year of the Russell 3000 Growth Index.The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the
         Russell 2000 Growth indexes.
(7)      After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES
fees paid directly from your investment

                                  CLASS A     CLASS B    CLASS C     ADVISOR
                                  -------     -------    -------     -------

Maximum sales charge (load)
imposed on purchases
(as a % of offering price)         5.75%       NONE       NONE       NONE

Maximum deferred sales
charge (load) (as a % of
purchase price)                    NONE(1)     5.00%      1.00%      NONE

 Redemption/exchange fee
 (as a % of amount redeemed,
 if applicable)(2)                 2.00%       NONE       NONE       NONE

ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets

                           Class A        Class       Class C      Advisor
                           -------        -----       -------      -------

Management fees(3)         0.85%          0.85%       0.85%       0.85%

Distribution and/or
service (12b-1) fees       0.06%(4)       1.00%       1.00%       NONE

Other expenses             0.84%          0.90%       1.14%       0.83%

Total annual Fund
operating expenses         1.75%          2.75%       2.99%       1.68%

(1)      A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.
(2)      If you choose to receive your redemption proceeds via Federal Funds wire,a $10 wire fee will be charged to your account. Class A shares redeemed or exchanged within 30 days of purchase are subject to a 2.00%
         redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.
(3)      Management fees are reduced to 0.75% for net assets over $350 million.
(4)      The annual service fee for Class A shares of the Fund may equal up to
         0.25% on net assets attributable to outstanding shares issued on or after January 1, 1992.Since the calculation of the annual service fee does not take into account shares outstanding prior to January 1, 1992, this arrangement results in a rate of service fee that is lower than
         0.25% of the net assets attributable to outstanding Class A shares of the Fund.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.Although your actual costs may be higher or lower, based on these assumptions,your costs would be as follows:

                                    (no redemption)                 (no redemption)

Year      Class A       Class B          Class B         Class C          Class C          Advisor
----      -------       -------          -------         -------          -------          -------

1st        $  743       $  778          $  278          $  402           $  302           $  171
3rd         1,094        1,153             853             924              924              530
5th         1,469        1,654           1,454           1,572            1,572              913
10th        2,519        2,840(1)        2,840(1)        3,308            3,308            1,987

(1)      Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

                                       22

IVY US BLUE CHIP FUND

On January 21,2003,the Board of Trustees of the Funds approved a proposal to reorganize the Fund into W&R Core Equity Fund (Acquiring Fund), subject to shareholder approval and the satisfaction of certain other conditions.If shareholders of the Fund approve the proposal,all of the assets of the Fund will be transferred to the corresponding Acquiring Fund,and shareholders of the Fund will receive shares of the corresponding Acquiring Fund in exchange for their
shares.Shareholders of the Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held in early June, 2003.If approved at the special meeting,the reorganization is proposed to take place in late
June,2003.Shareholders of the Fund will be mailed more detailed information relating to the proposal in April,2003.

INVESTMENT OBJECTIVE

The Fund seeks long-term growth,with current income being a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets,plus the amount of any borrowings for investment purposes,in the equity securities (including common stock, preferred stock and securities convertible into common stock) of US companies that the Fund's investment manager believes are "blue chip"
companies.US blue chip companies are large,well known companies that typically have an established earnings and dividend history,that are traded mainly on US markets,and that are organized under the laws of the US or that have more than half their business in the US.

The Fund's manager uses an equity style that focuses on both growth and value.

The median market capitalization of companies targeted for investment is expected to be at least $5 billion.

Some of the Fund's investments may produce income (such as dividends),although it is expected that any income realized would be incidental.

PRINCIPAL RISKS

The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK - Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK - Equity securities typically represent a proportionate ownership interest in a company.The market value of equity securities can fluctuate significantly even where "management risk" is not a factor.You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

WHO SHOULD INVEST(*)
The Fund may be appropriate for investors seeking long-term growth potential,but who can accept moderate fluctuations in capital value in the short term.

(*)You should consult with your financial advisor before deciding whether the
Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

PERFORMANCE BAR CHART AND TABLE

The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES(**)
for the years ending December 31

                               BEST QUARTER 12.62%
                                4th Quarter,1999
                              WORST QUARTER -16.91%
                                3rd Quarter,2002

(**)Any applicable sales charges and account fees are not reflected,and if they were, the returns shown above would be lower.The returns for the Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

                                       23

                                                      DOMESTIC FUNDS (continued)

AVERAGE ANNUAL TOTAL RETURNS(1)
For the periods ending December 31,2002

                                                                                                             S&P
                                                                                                Advisor      500
                               Class A(2)       Class B(3)     Class C(3)        Class I(4)     Class(2)    Index(2)(*)
                               ----------       ----------     ----------        ----------     --------    -----------

1 Year

Return before taxes             -26.29%          -26.27%       -23.19%               N/A        -21.50%       -22.10%

Return after taxes

on distributions                -26.29%

Return after taxes
on distributions and

sale of Fund shares             -16.14%(5)

Since Inception

Return before taxes              -8.07%           -8.53%        -8.11%                N/A        -6.44%        -3.91%

Return after taxes

on distributions                 -8.18%

Return after taxes
on distributions and

sale of Fund shares              -6.23%(5)

After-tax returns are intended to show the impact federal income taxes have on investments in the fund.The fund's return after taxes on distribution calculation shows the effect of taxable distributions,but assumes that you hold the fund shares at the end of the period, thus not having any taxable gain or loss on your investment in shares of the fund.The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates.State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401(k) or IRA account),or to tax-exempt investors.After-tax returns are presented for Class A shares and after-tax returns for other classes will vary.

(*)Reflects no deduction for fees,expenses or taxes.
(1)      Performance figures reflect any applicable sales charges.
(2)      The inception date for the Fund's Class A and Advisor Class shares was
         November 2, 1998.Index performance is calculated from October
         31,1998.S&P 500 Index is a capitalization-weighted index of 500
         stocks.The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(3)      The inception date for the Fund's Class B and Class C shares was
         November 6, 1998.
(4)      The Fund had no Class I shares outstanding.Class I shares were closed to further investment effective February 18,2003.
(5)      After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

fees paid directly from your investment

                                             Class A          Class B          Class C      Advisor
                                             -------          -------          -------      -------

Maximum sales charge (load)
imposed on purchases
(as a % of offering price)                    5.75%             NONE             NONE         NONE

Maximum deferred sales
charge (load) (as a % of
purchase price)                              NONE(1)            5.00%            1.00%        NONE

Redemption fee/exchange fee
(as a % of amount redeemed,
if applicable)(2)                             2.00%             NONE             NONE         NONE

ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets(3)

                          Class A       Class B      Class C     Advisor
                          -------       -------      -------     -------

 Management fees            0.75%       0.75%        0.75%       0.75%

 Distribution and/or

 service (12b-1) fees       0.21%(4)    1.00%        1.00%       NONE

 Other expenses             1.12%       1.07%        1.16%       0.92%

 Total annual Fund

 operating expenses         2.08%       2.82%        2.91%       1.67%

(1)      A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.
(2)      If you choose to receive your redemption proceeds via Federal Funds wire,a $10 wire fee will be charged to your account.Class A shares redeemed or exchanged within 30 days of purchase are subject to a 2.00%
         redemption/exchange fee.This fee also applies to Class A shares purchased without a sales charge.
(3)      The expense information shown above has been restated to reflect current fees.Expenses reimbursed are estimates based on Class A.
(4)      The annual service fee for Class A shares of the Fund may equal up to
         0.25% on net assets attributable to outstanding shares issued on or after January 1,1992.Since the calculation of the annual service fee does not take into account shares outstanding prior to January
         1,1992,this arrangement results in a rate of service fee that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time)T he example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.Although your actual costs may be higher or lower, based on these assumptions,your costs would be as follows:

                     (no redemption)         (no redemption)

Year    Class A    Class B     Class B      Class C   Class C     Advisor
----    -------    -------     -------      -------   -------     -------

1st    $   774    $  785     $   285       $  385    $    285    $   170
3rd      1,189     1,174         874          874         874        526
5th      1,629     1,689       1,489        1,489       1,489        907
10th     2,847     3,062(1)    3,062(1)     3,233       3,233      1,976

(1)      Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

                                       24

IVY US EMERGING GROWTH FUND

On January 21,2003,the Board of Trustees of the Funds approved a proposal to reorganize the Fund into W&R Mid Cap Growth Fund (Acquiring Fund),subject to shareholder approval and the satisfaction of certain other conditions.If shareholders of the Fund approve the proposal,all of the assets of the Fund will be transferred to the corresponding Acquiring Fund,and shareholders of the Fund will receive shares of the corresponding Acquiring Fund in exchange for their
shares.Shareholders of the Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held in early June,2003.If approved at the special meeting,the reorganization is proposed to take place in late
June,2003.Shareholders of the Fund will be mailed more detailed information relating to the proposal in April,2003.

INVESTMENT OBJECTIVE

The Fund seeks long-term growth,with current income being a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets,plus the amount of any borrowings for investment purposes, in equity securities (including common stock, referred stock and securities convertible into common stock) of small-
and medium-sized US companies that are in the early stages of their life cycles and that the Fund's manager believes have the potential to increase their sales and earnings at above-average rates. US companies are companies whose securities are traded mainly on US markets and are organized under the laws of the US or that have more than half their business in the US.

The Fund's manager uses a growth strategy of investing.

Companies typically are selected from within the technology, healthcare, entertainment, and business and consumer services sectors, and may include companies engaged in initial public offerings.

Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

PRINCIPAL RISKS

The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK - Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

MARKET RISK - Equity securities typically represent a proportionate ownership interest in a company.The market value of equity securities can fluctuate significantly even where "management risk" is not a factor.You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected.

SMALL AND MEDIUM SIZED COMPANY RISK - Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger,more established companies,since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies.

IPO RISK - Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories.The Fund may engage in short term trading in connection with its IPO investments,which could produce higher trading costs and adverse tax consequences.The number of securities issued in an IPOis also limited,so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

GROWTH STOCK RISK - Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings.Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

WHO SHOULD INVEST(*)

The Fund may be appropriate for investors seeking long-term growth potential,but who can accept fluctuations in capital value in the short term.

PERFORMANCE BAR CHART AND TABLE

The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES(**)
for the years ending December 31

                                    [GRAPH]

                               BEST QUARTER 51.31%
                                4th Quarter,1999
                              WORST QUARTER -35.18%

(**)     Any applicable sales charges and account fees are not reflected,and if they were, the returns shown above would be lower.The returns for the
         Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

------------
(*)You should consult with your financial advisor before deciding whether the
Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

                                       25

                                                      DOMESTIC FUNDS (continued)

AVERAGE ANNUAL TOTAL RETURNS(1)
For the periods ending December 31,2002

                                                                                           Russell
                                                                                            2500
                                                                            Advisor        Growth
                              Class A(2)       Class B(3)     Class C(4)   Class(5)       Index(2)(*)
                              ----------       ----------     ----------   --------      -----------

1 Year
Return before taxes           -41.28%           -41.29%         -38.83%       -37.57%       -29.09%

Return after taxes
on distributions              -41.28%

Return after taxes
on distributions and
sale of Fund shares           -25.35%(6)

5 Years

Return before taxes           -11.09%           -11.09%        -10.72%           N/A         -3.19%

Return after taxes
on distributions              -12.13%

Return after taxes
on distributions and
sale of Fund shares            -7.14%(6)

Since Inception
Return before taxes             4.02%            -0.03%         -8.29%        -10.83%         5.93%

Return after taxes
on distributions                2.77%
Return after taxes
on distributions and

sale of Fund shares             4.20%(6)

After-tax returns are intended to show the impact federal income taxes have on investments in the fund.The fund's return after taxes on distribution calculation shows the effect of taxable distributions,but assumes that you hold the fund shares at the end of the period,thus not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates.State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax
situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a
401(k) or IRA account),or to tax-exempt investors.After-tax returns are presented for Class A shares and after-tax returns for other classes will vary.

(*)Reflects no deduction for fees,expenses or taxes.

(1)      Performance figures reflect any applicable sales charges.
(2)      The inception date for the Fund's Class A shares was March 3,1993
         (performance is calculated based on the date the Fund first became available for sale to the public, April 30,1993).Index performance is calculated from April 30,1993.The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
(3)      The inception date for the Fund's Class B shares was October 22,1993.
(4)      The inception date for the Fund's Class C shares was April 30,1996.
(5)      The inception date for the Fund's Advisor Class shares was February
         18,1998.
(6)      After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

fees paid directly from your investment

                                       Class A   Class B    Class C    Advisor
                                       -------   -------    -------    -------

 Maximum sales charge (load)
 imposed on purchases
 (as a % of offering price)            5.75%       NONE      NONE        NONE

 Maximum deferred sales
 charge (load) (as a % of
 purchase price)                       NONE(1)     5.00%     1.00%       NONE

 Redemption fee/exchange fee
 (as a % of amount redeemed,
 if applicable)(2)                     2.00%       NONE      NONE        NONE

ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets

                              Class A   Class B     Class C      Advisor
                              -------   -------     -------      -------

 Management fees               0.85%    0.85%        0.85%         0.85%

 Distribution and/or

 service (12b-1) fees          0.25%    1.00%        1.00%         NONE

 Other expenses                1.14%    1.23%        1.21%         1.19%

 Total annual Fund

 operating expenses            2.24%    3.08%        3.06%         2.04%

(1)      A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.
(2)      If you choose to receive your redemption proceeds via Federal Funds wire,a $10 wire fee will be charged to your account.Class A shares redeemed or exchanged within 30 days of purchase are subject to a 2.00%
         redemption/exchange fee.This fee also applies to Class A shares purchased without a sales charge.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time).The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.Although your actual costs may be higher or lower, based on these assumptions,your costs would be as follows:

                             (no redemption)              (no redemption)

Year       Class A       Class B         Class B       Class C       Class C       Advisor
----       -------       -------         -------       -------       -------       -------

1st        $  789       $  811          $  311          $  409       $  309       $  207
3rd         1,235        1,251             951             945          945          640
5th         1,706        1,816           1,616           1,606        1,606        1,098
10th        3,002        3,198(1)        3,198(1)        3,374        3,374        2,369

(1)      Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

                                       26

IVY BOND FUND

On January 21,2003,the Board of Trustees of the Funds approved a proposal to reorganize the Fund into Waddell & Reed Advisors Bond Fund (Acquiring
Fund),subject to shareholder approval and the satisfaction of certain other
conditions.If shareholders of the Fund approve the proposal,all of the assets of the Fund will be transferred to the corresponding Acquiring Fund,and shareholders of the Fund will receive shares of the corresponding Acquiring Fund in exchange for their shares.Shareholders of the Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held in early
June,2003.If approved at the special meeting,the reorganization is proposed to take place in late June,2003.Shareholders of the Fund will be mailed more detailed information relating to the proposal in April,2003.

INVESTMENT OBJECTIVE

The Fund seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes,in bonds rated in the four highest rating categories used by Moody's and S&P and similar investment-grade fixed income securities. To increase its potential yield,the Fund may invest up to 20% of its net assets in low-rated debt securities (commonly referred to as "high yield" or
"junk" bonds). These securities typically are rated Ba or below by Moody's or BB or below by S&P (or are judged by the Fund's manager to be of comparable quality).

The Fund may invest a portion of its assets in foreign (including emerging market) debt securities to diversify its holdings and to increase its potential
return.The Fund may also invest in zero coupon bonds.

The Fund's manager targets for investment companies whose creditworthiness is believed to be stable or improving.

PRINCIPAL RISKS

The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK - Securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

FOREIGN SECURITY RISK - The Fund may invest up to 20% of its net assets in foreign issuers.Investing in foreign securities involves a number of economic, financial,and political considerations that are not associated with the US markets and that could affect the Fund's performance unfavorably,depending on the prevailing conditions at any given time.Among these potential risks are greater price volatility;comparatively weak supervision and regulations of security exchanges, brokers,and issuers;higher brokerage costs;fluctuations in foreign currency exchange rates and related conversion costs;adverse tax consequences;and settlement delays.

The risks of investing in foreign securities are more acute in countries with developing economies.

INTEREST RATE AND MATURITY RISK - The Fund's debt security investments are susceptible to decline in a rising interest rate environment even where

"management risk" is not a factor.You could lose money if you redeem your shares at a time when interest rates are rising.The risk is more acute for debt securities with longer maturities.

CREDIT RISK - The market value of debt securities also tends to vary according to the relative financial condition of the issuer.As much as 20% of the Fund's debt security holdings may be considered below investment grade (commonly referred to as "high yield" or "junk" bonds). Low-rated debt securities are considered speculative and could significantly weaken the Fund's returns if the issuer defaults on its payment obligations.

WHO SHOULD INVEST(*)
The Fund may be appropriate for investors seeking current income,but who can accept moderate fluctuations in capital value in the short term.

PERFORMANCE BAR CHART AND TABLE

The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance.The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES(**)
for the years ending December 31

                                    [GRAPH]

                               BEST QUARTER 7.56%
                                2nd Quarter,1995
                              WORST QUARTER -4.02%
                                2nd Quarter,2000

(**)     Any applicable sales charges and account fees are not reflected,and if they were, the returns shown above would be lower.The returns for the
         Fund's other classes of shares during these periods were different from those of Class A because of variations in their respective expense structures.

--------------------
(*)      You should consult with your financial advisor before deciding whether the Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

                                       27

                                                  FIXED INCOME FUNDS (continued)

AVERAGE ANNUAL TOTAL RETURNS(1)
For the periods ending December 31,2002

                                                                                                     Lehman
                                                                                                    Brothers
                                                                                     Advisor        US Credit
                           Class A(2)   Class B(3)     Class C(4)     Class I(5)     Class(6)       Index(2)(*)
                           ----------   ----------     ----------     ----------     --------       -----------

1 Year
Return before taxes          4.30%       2.65%           6.79%            N/A          8.52%          10.53%

Return after taxes
on distributions             1.95%

Return after taxes
on distributions and
sale of Fund shares          3.43%

5 Years

Return before taxes          1.62%       1.17%           1.60%            N/A          2.50%           6.63%

Return after taxes
on distributions            -0.97%

Return after taxes
on distributions and
sale of Fund shares          0.48%

10 Years

Return before taxes          5.47%        N/A             N/A             N/A           N/A            7.53%

Return after taxes
on distributions             2.40%

Return after taxes on
on distributions and
sale of Fund shares          3.35%

After-tax returns are intended to show the impact federal income taxes have on investments in the fund.The fund's return after taxes on distribution calculation shows the effect of taxable distributions,but assumes that you hold the fund shares at the end of the period,thus not having any taxable gain or loss on your investment in shares of the fund. The fund's return after taxes on distribution and sale of Fund shares calculation shows the effect of both a distribution and any taxable gain or loss that would be realized if you purchased fund shares at the beginning of a period and sold them at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates.State and local tax rates are not included in the tax effect.

Your after-tax returns depend on your own tax situation and may differ from those shown.

After-tax returns are not relevant to investors who hold their fund shares in a tax-deferred account (including a 401(k) or IRA account),or to tax-exempt
investors.After-tax returns are presented for Class A shares and after-tax returns for other classes will vary.

(*)Reflects no deduction for fees,expenses or taxes.

(1)      Performance figures reflect any applicable sales charges.

(2)      The inception date for the Fund's Class A shares was September 9, 1985.
         Index performance is calculated from September 1, 1985. Lehman Brothers
         U.S. Credit Index is an unmanaged index of investment grade (Baa or better) corporate and non-corporate bonds that are SEC-registered.
(3)      The inception date for the Fund's Class B shares was April 1, 1994.
(4)      The inception date for the Fund's Class C shares was April 30,1996.
(5)      The Fund has had no outstanding Class I shares. Class I shares were closed to further investment effective February 18, 2003.
(6)      The inception date for the Fund's Advisor Class shares was January
         20,1998.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

fees paid directly from your investment

                                      Class A  Class B    Class C   Advisor
                                      -------  -------    -------   -------

Maximum sales charge (load)
imposed on purchases
(as a % of offering price)             4.75%     NONE      NONE      NONE

Maximum deferred sales
charge (load) (as a % of
purchase price)                        NONE(1)   5.00%     1.00%     NONE

Redemption fee/exchange fee
(as a % of amount redeemed,
if applicable)(2)                      2.00%     NONE      NONE      NONE

ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets

                                  Class A    Class B    Class C     Advisor
                                  -------    -------    -------     -------

 Management fees(3)                0.50%      0.50%      0.50%        0.50%

 Distribution and/or

 service (12b-1) fees              0.25%      1.00%      1.00%        NONE

 Other expenses                    0.73%      0.81%      0.76%        0.77%

 Total annual Fund

 operating expenses                1.48%      2.31%      2.26%        1.27%

(1)      A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.
(2)      If you choose to receive your redemption proceeds via Federal Funds wire,a $10 wire fee will be charged to your account.Class A shares redeemed or exchanged within 30 days of purchase are subject to a 2.00%
         redemption/exchange fee.This fee also applies to Class A shares purchased without a sales charge.
(3)      Management fees are reduced to 0.40% of average net assets over $500 million.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time).The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.Although your actual costs may be higher or lower, based on these assumptions,your costs would be as follows:

                       (no redemption)          (no redemption)

Year     Class A    Class B       Class B     Class C    Class C    Advisor
----     -------    -------       -------     -------    -------    -------

1st      $   618    $   734      $   234     $   329    $   229    $   129
3rd          921      1,021          721         706        706        403
5th        1,245      1,435        1,235       1,210      1,210        697
10th       2,159      2,438(1)     2,438(1)    2,595      2,595      1,534

(1)      Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

                                       28

IVY MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests in money market instruments maturing within thirteen months or less and maintains a portfolio with a dollar-weighted average maturity of 90 days or less.

The Fund's emphasis on securities with relatively short term maturities is designed to enable the Fund to maintain a constant net asset value of $1.00 per share.

An investment in the Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.Although the Fund seeks to preserve the value of your investment at $1.00 per share,it is possible to lose money by investing in the Fund.

Among the types of money market instruments that are likely to be included in the Fund's portfolio are:

-        debt securities issued or guaranteed by the US Government;
-        obligations of domestic banks and savings and loans associations
         (including certificates of deposit and bankers' acceptances);
-        high-quality commercial paper;
-        high quality short term corporate notes, bonds and debentures; and
-        short term repurchase agreements involving US Government securities.

PRINCIPAL RISKS

The main risks to which the Fund is exposed in carrying out its investment strategies are the following:

MANAGEMENT RISK - Securities selected for the Fund may not perform as well as the securities held by other money market funds.

MARKET RISK - An investment in the Fund is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.Although the Fund seeks to preserve the value of your investment at $1.00 per share,it is possible to lose money investing in the Fund.

INTEREST RATE AND MATURITY RISK - Many of the Fund's portfolio holdings are susceptible to decline in a rising interest rate environment.The risk is more acute for debt securities with longer maturities.

CREDIT RISK - The issuers of the Fund's portfolio holdings could fail to meet their obligations on interest payments and/or principal repayments,which could cause the Fund to lose money.

WHO SHOULD INVEST(*)
The Fund may be appropriate for investors seeking a combination of current income and stability of capital.

PERFORMANCE BAR CHART AND TABLE

The information in the following chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance.The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR CLASS A SHARES
for the years ending December 31

                                    [GRAPH]

                               BEST QUARTER 1.42%
                                3rd Quarter,2000
                               WORST QUARTER 0.15%
                                4th Quarter,2002

AVERAGE ANNUAL TOTAL RETURNS(1)
For the periods ending December 31,2002

                        Class A         Class B        Class C
                        -------         -------        -------

  1 Year                 0.78%           0.85%          0.74%
  5 Years                3.64%           3.71%          3.65%
  10 Years               3.81%            N/A            N/A
  Since Inception           N/A          4.02%          3.88%

(1)      The inception date for the Fund's three classes of shares were as follows: Class A shares, April 3, 1987; Class B shares, January 1,
         1996; and Class C shares, April 30, 1996.

The Fund's seven day yield as of December 31,2002 was 0.45%,0.46% and 0.55% for
Class A,Class B and Class C shares,respectively.

---------------
(*)You should consult with your financial advisor before deciding whether the
Fund is an appropriate investment choice in light of your particular financial needs and risk tolerance.

                                       29

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES

fees paid directly from your investment

                                         Class A      Class B        Class C
                                         -------      -------        -------

 Maximum sales charge (load)
 imposed on purchases
 (as a % of offering price)               NONE          NONE          NONE

 Maximum deferred sales
 charge (load) (as a % of
 purchase price)(1)                       NONE          NONE          NONE

 Redemption/exchange fee(2)               NONE          NONE          NONE

ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets

                                   Class A     Class B      Class C
                                   -------     -------      -------

 Management fees                     0.40%      0.40%       0.40%

 Distribution and/or

 service (12b-1) fees                NONE        NONE      NONE

 Other expenses                      1.33%      1.25%      1.29%

 Total annual Fund

 operating expenses                  1.73%      1.65%      1.69%

 Expenses reimbursed(3)              0.85%      0.85%      0.85%

 Net Fund

 operating expenses                  0.88%      0.80%      0.84%

(1)      No CDSC applies to your purchase of Fund shares.If,however,you exchange shares of anotherIvy fund that are subject to a CDSC for shares of the
         Fund,the CDSC may carry over to your investment in the Fund and be assessed when you redeem your Fund shares (depending on how much time haselapsed since your original purchase date).
(2)      If you choose to receive your redemption proceeds via Federal Funds wire,a $10 wire fee will be charged to your account.
(3)      The Fund's Investment Manager has contractually agreed to reimburse the
         Fund's expenses for the fiscal year endingDecember 31,2003,to the extent necessary to ensure that the Fund's Annual Fund Operating
         Expenses,when calculated at theFund level,do not exceed 0.85% of the
         Fund's average net assets.For each of the following eight years,the
         Investment Manager has contractually agreed to ensure that these expenses do not exceed 1.25% of the Fund's average net assets.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (with additional information shown for Class B and Class C shares based on the assumption that you do not redeem your shares at that time).The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.Although your actual costs may be higher or lower, based on these assumptions,your costs would be as follows:

Year        Class A        Class B        Class C
----        -------        -------        -------

1st        $    90         $   82         $    86
3rd            366            341             354
5th            664            621             643
10th         1,573          1,494           1,528

                                       30

ADDITIONAL INFORMATION
ABOUT PRINCIPAL
INVESTMENT STRATEGIES

AND RISKS

PRINCIPAL STRATEGIES

IVY CUNDILL GLOBAL VALUE FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world.

The investment approach of Peter Cundill & Associates, Inc. ("Cundill"),the
Fund's sub-advisor, is based on a contrarian "value" philosophy.Cundill looks for securities that are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, Cundill focuses primarily on the company's financial statements. Cundill also considers factors such as earnings, dividends, business prospects, management capabilities and potential catalysts (such as a change in management) to realize shareholder value.A security is purchased when the price reflects a significant discount to
Cundill's estimate of the company's intrinsic value. Given the bottom-up or company-specific approach, Cundill does not forecast economies or corporate earnings and does not rely on market timing.

IVY DEVELOPING MARKETS FUND: The Fund seeks to achieve its principal objective of long-term growth by investing primarily in the equity securities of companies that the Fund's manager believes will increase shareholder value through the economic development and growth of emerging markets. The Fund considers an emerging market country to be one that is generally viewed as "developing" or
"emerging" by the World Bank and the International Finance Corporation, or
classified as "emerging" by the United Nations.The Fund usually invests its assets in at least three different emerging market countries, and may invest more than 25% of its assets in the securities of issuers located in a single country. The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

IVY EUROPEAN OPPORTUNITIES FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies located or otherwise doing business in European countries and covering a broad range of economic and industry sectors. The Fund may also invest a significant portion of its assets in European debt securities, up to 20% of which is considered below investment grade (commonly referred to as "high yield" or "junk" bonds). The Fund's manager follows a
"bottom-up" approach to investing, which focuses on
prospects for long-term earnings growth.Company selection is generally based on an analysis of a wide range of financial indicators (such as growth,earnings,cash,book and enterprise value), as well as factors such as market position, competitive advantage and management strength.Country and sector allocation decisions are driven by the company selection process.

IVY GLOBAL FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world.The Fund invests in a variety of economic sectors,industry segments and individual securities to reduce the effects of price volatility in any one area, and normally invests its assets in at least three different countries (including the United States).Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels,and the effect of applicable government policies on local business conditions.The Fund is managed using an approach which focuses on financial ratios such as price/earnings, price/book value,price/cash flow, dividend yield and price/replacement cost.Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

IVY GLOBAL NATURAL RESOURCES FUND: The Fund seeks to achieve its principal objective of long-term growth by investing primarily in the equity securities of companies throughout the world that own,explore or develop natural resources and other basic commodities or that supply goods and services to such companies.The
Fund's manager targets for investment well managed companies that are expected to increase shareholder value through successful exploration and development of natural resources,balancing the Fund's portfolio with low cost,low debt producers that have outstanding asset bases,and positions that are based on anticipated commodity price trends.Additional emphasis is placed on sectors that are out of favor but appear to offer the most significant recovery potential over a one to three year period.All investment decisions are reviewed systematically and cash reserves may be allowed to build up when valuations seem
unattractive.The Fund's manager attempts to minimize risk through diversifying the Fund's portfolio by commodity,country,issuer and asset class.

IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing in the equity securities of companies throughout the world that are expected to increase shareholder value through the development,advancement and use of science and technology.The Fund may also invest in companies that are expected to profit indirectly from the commercialization of technological and scientific advances.Industries likely to be represented in the Fund's overall portfolio holdings include
Internet,computers and peripheral products, software,electronic components and systems, telecommunications,and media and information services.The Fund intends to invest its assets in at least three different countries,but may at any given time have a substantial portion of its assets invested in the United States.

                                       31

IVY INTERNATIONAL FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in equity securities principally traded in European, Pacific Basin and Latin American markets. The Fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one area,and usually is invested in at least three different countries. The Fund's manager focuses on expanding foreign economies and companies that generally have at least $1 billion in capitalization at the time of investment and a solid history of operations. Individual securities are selected on the basis of various indicators (such as earnings, cash flow, assets and long term growth potential) and are reviewed for fundamental financial strength.

IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund seeks to achieve its principal objective of long-term growth by investing in equity securities of foreign issuers having total market capitalization of less than $2 billion at initial purchase across a wide range of geographic, economic and industry sectors. Countries are selected on the basis of a mix of factors that include long-term economic growth prospects, anticipated inflation levels,and the effect of applicable government policies on local business conditions.

The Fund's portfolio is managed using a "bottom-up" approach,which focuses on prospects for long-term earnings growth.Company selection for this segment of the Fund is generally based on an analysis of a wide range of financial indicators (such as growth,earnings,cash,book and enterprise value),as well as factors such as market position, competitive advantage and management
strength.Country and sector allocation decisions for this segment are driven by the company selection process.

IVY INTERNATIONAL VALUE FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing in equity securities principally traded in European,Pacific Basin and Latin American markets.The Fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one area.The Fund's manager seeks out rapidly expanding foreign economies and companies that generally have at least $1 billion in capitalization at the time of investment and a solid history of operations.Other factors that the Fund's manager considers in selecting particular countries include long term economic growth prospects,anticipated inflation levels,and the effect of applicable government policies on local business conditions.The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value,price/cash flow,dividend yield and price/replacement cost.Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

IVY PACIFIC OPPORTUNITIES FUND: The Fund seeks to achieve its investment objective of long-term capital growth by investing primarily in equity securities of companies traded mainly on markets in the Pacific region,issued by companies organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region.Examples of
Pacific region countries include China,Hong Kong,Malaysia,Sri Lanka,Australia and India.The Fund usually invests in at least three different countries,and does not intend to concentrate its investments in any particular industry.The countries in which the Fund invests are selected on the basis of a mix of factors that include long-term economic growth prospects,anticipated inflation levels,and the effect of applicable government policies on local business
conditions.The Fund is managed using an approach which focuses on financial ratios such as price/earnings,price/book value,price/cash flow,dividend yield and price/replacement cost.Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

IVY GROWTH FUND: The Fund seeks to achieve its principal objective of long-term growth by investing primarily in large- and mid-cap stocks,and seeks to provide additional diversification by investing a small portion of its assets in small-cap US stocks.The Fund is managed using a top-down approach,ultimately leading to stock selection.The small-cap stock component represents riskier companies,with no proven record necessarily,that are believed to have the potential to increase their sales and earnings at above average rates.

IVY US BLUE CHIP FUND: The Fund seeks to achieve its principal objective of long-term growth by investing primarily in equity securities of US companies occupying leading market positions that are expected to be maintained or enhanced over time (commonly known as "Blue Chip" companies).Blue Chip companies tend to have a lengthy history of profit growth and dividend payment,and a reputation for quality management structure,products and services.Securities of
Blue Chip companies are generally considered to be highly liquid,since they are well supplied in the marketplace relative to their smaller-capitalized counterparts and because their trading volume tends to be higher.The median market capitalization of companies targeted for investment is expected to be at least $5 billion.

IVY US EMERGING GROWTH FUND: The Fund seeks to achieve its principal objective of long-term growth by investing primarily in the equity securities of domestic corporations that are small and medium sized. Companies targeted for investment typically are in the early stages of their life cycles and are believed by the
Fund's manager to have the potential to increase their sales and earnings at above-average rates. These companies typically are selected from within the technology,healthcare,entertainment, and business and consumer services sectors,which have presented attractive growth opportunities in recent
years.Portfolio holdings are reviewed regularly for valuation,relative strength and changes in earnings estimates.

IVY BOND FUND:The Fund seeks to achieve its investment objective of a high level of current income by investing primarily in investment grade bonds (which are those rated in the four highest rating categories used by Moody's and S&P) and
US Government securities that mature in more than 13 months.The Fund may invest up to 20% of its net assets in debt securities that are considered below investment grade (commonly referred to as "high yield" or

                                       32

"junk" bonds). As much as 20% of the Fund's net assets may be invested in foreign securities (including those in emerging markets).

The Fund's manager targets investment issuers with stable or improving credit profiles. Individual securities are selected on the basis of factors such as comparative yields and credit quality, and where appropriate, country-specific currency and interest rate trends.

IVY MONEY MARKET Fund: The Fund seeks to achieve its investment objective of as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short term debt securities. The
Fund's debt investments are required to present minimal credit risk and be included in one of the two highest short term rating categories that apply to debt securities. By purchasing these types of securities, the Fund expects to maintain a constant net asset value of $ 1.00 per share (although there is no guarantee that the Fund's efforts will be successful). The Fund's portfolio is actively monitored on a daily basis to maintain competitive yields.

ALL Funds: Each Fund may from time to time take a temporary defensive position and invest without limit in US Government securities, investment-grade debt securities (which are those rated in the four highest rating categories used by
Moody's and S&P), and cash and cash equivalents such as commercial paper, short term notes and other money market securities. When a Fund assumes such a defensive position it may not achieve its investment objective. Investing in debt securities also involves both interest rate and credit risk.

PRINCIPAL RISKS

GENERAL MARKET RISK:

As with any mutual fund, the value of the fund investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments.

The Funds' share value will decrease at any time during which its security holdings or other investment techniques are not performing as well as anticipated. You could lose money by investing in the Funds depending upon the timing of your initial purchase and any subsequent redemption or exchange.

Other RISKS: Funds that invest heavily in the equity securities of foreign issuers are more susceptible to the risks associated with these types of securities than Funds that invest primarily in the securities of U.S. issuers and/or debt securities. Following is a description of these risks, along with the risks commonly associated with the other securities and investment techniques that the Funds' portfolio managers consider important in achieving the Funds' investment objectives or in managing the Funds' exposure to risk (and that could therefore have a significant effect on the Funds' returns). Other investment methods that the Funds may use (such as derivative investments), but that do not play a key role in the Funds' overall investment strategy, are described in the Funds' Statement of Additional Information (see back cover page for information on how you can receive a free copy).

BORROWING: For temporary or emergency purposes (such as meeting shareholder redemption requests within the time periods specified under the Investment
Company Act of 1940), the Funds (with the exception of Ivy Global Natural
Resources Fund and Ivy International Small Companies Fund, which may borrow up to 33%) may borrow up to 10% of the value of its total assets from qualified banks. Borrowing may exaggerate the effect on the Funds' share value of any increase or decrease in the value of the securities it holds. Money borrowed will also be subject to interest costs.

DEBT SECURITIES, IN GENERAL: Investing in debt securities involves both interest rate and credit risk. The value of debt instruments generally increase as interest rates decline. Conversely, rising interest rates tend to cause the value of debt securities to decrease. The Funds' portfolio is therefore susceptible to losses in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities also tend to be more volatile than bonds with shorter maturities.

DEPOSITORY RECEIPTS: The Funds may acquire interests in foreign issuers in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), Global
Depository Receipts ("GDRs") and similar types of depository receipts. ADRs typically are issued by a U.S. bank or trust company and represent ownership of the underlying securities issued by a foreign corporation. GDRs and other types of depository receipts are usually issued by foreign banks or trust companies.
The Funds' investments in ADRs, GDRs and other depository receipts are viewed as investments in the underlying securities.

Depository receipts can be difficult to price and are not always exchange-listed. Unsponsored depository programs also are organized independently without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

DERIVATIVE INVESTMENT TECHNIQUES: The Funds (other than Ivy Money Market Fund)
may, but are not required to, use certain derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements). Among the derivative techniques the Funds might use are options, futures, forward foreign currency contracts and foreign currency exchange transactions.

Using put and call options could cause the Funds to lose money by forcing the sale or purchase of portfolio securities at inopportune times or for prices higher (in the case of put options) or lower (in the case of call options) than current market values, by limiting the amount of appreciation the Funds can realize on its investments, or by causing the Funds to hold a security it might otherwise sell.

                                       33

Futures transactions (and related options) involve other types of risks. For example, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Funds could cause losses on the hedging instrument that are greater than gains in the value of the Funds' position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, the Funds might not be able to close out a transaction before expiration without incurring substantial losses (and it is possible that the transaction cannot even be closed). In addition, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

Foreign currency transactions and forward foreign currency contracts involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the advisors' judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, changes in currency exchange rates may result in poorer overall performance for a Fund than if it had not engaged in such transactions. There may also be an imperfect correlation between the Funds' portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Funds. An imperfect correlation of this type may prevent the Funds from achieving the intended hedge or expose the Funds to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

EQUITY SECURITIES: Equity securities typically represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller-company securities may also be higher than those of larger companies.

FOREIGN CURRENCIES: Foreign securities may be denominated in foreign currencies.
The value of the Funds' investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND FORWARD FOREIGN CURRENCY
CONTRACTS: The Funds (not including Ivy Money Market Fund) may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the Funds' judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between the Funds' portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Funds. An imperfect correlation of this type may prevent the Funds from achieving the intended hedge or expose the Funds to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

FOREIGN SECURITIES: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Funds' performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of the Funds' foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause the Funds to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

GROWTH STOCK RISK - Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

ILLIQUID SECURITIES: The Funds (not including Ivy Money Market Fund) may invest up to 15% of their net assets in illiquid securities, which are assets that may not be disposed of in the ordinary course of business within seven days at roughly the value at which the Funds have valued the assets. Some of these may be "restricted securities," which cannot be sold to the public without registration under the Securities Act of 1933 (in the absence of an exemption)
or because of other legal or contractual restrictions on resale. There is a risk that the Funds will not be able to dispose of its illiquid securities on a timely basis at an acceptable price.

LOW-RATED DEBT SECURITIES: In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.
For this reason, these bonds are considered

                                       34

speculative and could significantly weaken the Funds' returns.

PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES: Ivy Global Natural Resources
Fund can invest in precious metals and other physical commodities. Commodities trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for precious metals and other commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. The Fund may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

SPECIAL EMERGING MARKET CONCERNS: The risks of investing in foreign securities are heightened in countries with new or developing economies. Among these additional risks are the following:

-        securities that are even less liquid and more volatile than those in more developed foreign countries;

-        less stable governments that are susceptible to sudden adverse actions
         (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets);

-        increased settlement delays;

-        unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply);

-        abrupt changes in exchange rate regime or monetary policy;

-        unusually large currency fluctuations and currency conver sion costs
         (see "Foreign Currencies" above); and

-        high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

VALUE STOCK RISK: Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the Manager's opinion, undervalued. If the Manager's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the Manager has placed on it.

WARRANTS: As a holder of certain securities, the Funds may have the opportunity to purchase warrants. The holder of a warrant pays for the right to purchase a given number of an issuer's shares at a specified price until the warrant expires. If a warrant is not exercised by the date of its expiration (such as when the underlying securities are no longer an attractive investment), the
Funds would lose what it paid for the warrant.

ZERO COUPON BONDS: Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest (and are issued at a significant discount from face value). Because the income from zero coupon bonds is recognized currently for Federal income tax purposes, the amount of the unpaid, accrued interest a Fund generally would be required to distribute as dividends includes that income (even though the Fund has not actually received any income proceeds). The Fund could be forced to sell other portfolio securities at a disadvantageous time and/or price in order to meet its distribution obligations.

RISK CHARACTERISTICS

Investors in Ivy European Opportunities Fund, Ivy Global Science & Technology
Fund, and Ivy US Emerging Growth Fund should note that the aforementioned risks may be heightened in the case of securities issued through IPOs.

MANAGEMENT

INVESTMENT ADVISOR

Waddell & Reed Ivy Investment Company ("WRIICO")
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, KS 66201-9217

WRIICO provides business management services to the Funds and investment advisory services to all Funds other than Ivy Global Natural Resources
Fund. WRIICO is an SEC-registered investment advisor with approximately $ 1.6 billion in assets under management as of December 31, 2002. For the Funds'
fiscal year ended December 31,2002, all Funds paid WRIICO a fee that was equal to the following percentages of the Funds' respective average net assets as listed below:

                                         FEE PAID TO WRIICO AS A
                                           PERCENTAGE OF THE
 FUND NAME                             FUND'S AVERAGE NET ASSETS
 ---------                             -------------------------

 Ivy Global Natural Resources Fund                .50%
 Ivy Growth Fund                                  .85%
 Ivy US Blue Chip Fund                            .75%
 Ivy US Emerging Growth Fund                      .85%
 Ivy Bond Fund                                    .50%
 Ivy Money Market Fund                            .40%
 All Other Funds                                 1.00%

The Funds' investment advisor, WRIICO, is a wholly owned subsidiary of Waddell &
Reed Financial, Inc., a publicly held company located 6300 Lamar Avenue, P.O.
Box 29217, Shawnee Mission, Kansas 66201-9217.

Cundill, an SEC-registered investment adviser located at Suite Al, 1470 East
Valley Road, P.O. Box 50133, Montecito, California, 93150-0133, serves as subadvisor to Ivy Cundill Global Value Fund under an agreement with WRIICO.
Cundill began operations in 1984, and as of December 31, 2002 (along with its affiliates) had approximately $ 1.8 billion in assets under management. For its services, Cundill receives a fee from WRIICO that is equal, on an annual basis, to 0.50% of Ivy Cundill Global Value Fund's average net assets.

Under an agreement between WRIICO and Henderson Global Investors (North America)
Inc. ("HGINA"), HGINA serves as subadvisor to Ivy European Opportunities Fund and Ivy International Small Companies Fund. WRIICO pays HGINA for its services a fee payable monthly at an annual rate of 0.45% of the first $ 100,000,000 of net assets and

                                       35

0.40% thereafter of the portion of each Fund's average daily net assets managed by HGINA. Henderson Investment Management Ltd. ("Henderson"), 4 Broadgate
Avenue, London, England EC2M 2DA, under a subadvisory agreement with HGINA, serves as subadvisor to these two Funds. For the period from January 1, 2002 to
December 16, 2002 IMI paid Henderson for its services a fee that was equal on an annual basis to 0.22% of each Fund's average daily net assets. Henderson is an indirect, wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located in New South Wales, Australia.

Mackenzie Financial Corporation ("MFC"), 150 Bloor Street West, Suite 400,
Toronto, Ontario, Canada M5S 3B5, serves as the investment adviser to Ivy Global
Natural Resources Fund and is responsible for selecting Ivy Global Natural
Resources Funds' portfolio investments. MFC has been an investment counsel and mutual fund manager in Toronto for more than 34 years, and as of December 31,
2002 had over $21.8 billion in assets under management. For its services, MFC receives a fee from the Fund that is equal, on an annual basis, to 0.50% of the
Fund's average net assets.

PORTFOLIO MANAGEMENT

Ivy Cundill Global Value Fund: The Fund is managed by investment professionals who are supported by a team of research analysts who are responsible for providing information on regional and country-specific economic and political developments and monitoring individual companies.

F. Peter Cundill, founder and majority shareholder has over 32 years of value-investing experience and has managed MFC's Cundill Value Fund since 1975.
He is a Chartered Financial Analyst, a Chartered Accountant and holds a Bachelor of Commerce degree from McGill University, Montreal. In December 2001, the
Canadian Mutual Fund Awards, sponsored by Morningstar Canada, honored Mr.
Cundill with an Analysts' Choice Career Achievement Award.

Hiok Hhu Ng, Portfolio Manager, assists in the management of the Fund. Mr. Ng holds a degree in finance from the University of British Columbia and is a
Chartered Financial Analyst. He has been with Cundill since receiving his degree in 1998.

Ivy Developing Markets Fund, Ivy Global Fund, Ivy International Fund, Ivy
International Value Fund and Ivy Pacific Opportunities Fund: Thomas A. Mengel is
primarily responsible for the management of the Ivy Developing Markets Fund, Ivy
Global Fund, Ivy International Fund, Ivy International Value Fund and Ivy
Pacific Opportunities Fund. Mr. Mengel has held his responsibilities for these
Funds since December 17, 2002. Since May 1996, Mr. Mengel has managed other investment companies for which Waddell & Reed Investment Management Company
("WRIMCO"), an affiliate ofWRIICO, serves as investment manager. Mr. Mengel is
Senior Vice President of WRIICO and of WRIMCO, Vice President of the Funds and
Vice President of other investment companies for which WRIMCO serves as investment manager.

Ivy European Opportunities Fund: Stephen Peak, Executive Director of Henderson
and head of Henderson's European equities team, is primarily responsible for selecting the Fund's portfolio of investments. Formerly a director and portfolio manager with Touche Remnant & Co., Mr. Peak has 28 years of investment experience. He joined Henderson in 1986 and since that time has won numerous awards in recognition of his long-term performance record (eight S&P Micropal awards, two Lipper awards, three Investment Week awards and one Canadian Mutual
Funds award.) The awards were based on the performance of other funds that he manages.

Ivy Global Natural Resources Fund: Frederick Sturm, a Senior Vice President of
MFC, has managed the Fund since its inception. Mr. Sturm joined MFC in 1983. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

Ivy Global Science & Technology Fund: Zachary H. Shafran is primarily responsible for the management of the Ivy Global Science &Technology Fund. Mr.
Shafran has held his Fund responsibilities since December 17, 2002. Since
February 2001, Mr. Shafran has managed other investment companies for which
WRIMCO, an affiliate of WRIICO, serves as investment manager. Mr. Shafran is
Senior Vice President of WRIICO and of WRIMCO, Vice President of the Funds and
Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran has served as a portfolio manager for WRIMCO since January 1996 and has been an employee of WRIMCO and its predecessor since
1990.

Ivy International Small Companies Fund: The Fund is managed by the Henderson team. The Henderson team's investment process combines top-down regional allocation with a bottom-up stock selection approach. Simon Savill, Henderson's
Fund Manager of European Equities, is responsible for the Fund's regional allocations. Mr. Savill has more than eight years of investment experience and holds a BA degree in Biology from Oxford University. He joined Henderson in 1995 and has been managing European equity funds with Henderson since 1999. Regional allocations are based on factors such as interest rates and current economic cycles, which are used to identify economies with relatively strong prospects for real economic growth. Individual stock selections are based largely on prospects for earnings growth.

Ivy Growth Fund: Antonio Intagliata is primarily responsible for the management of the Ivy Growth Fund. Mr. Intagliata has held his Fund responsibilities since
December 17, 2002. Since November 1979, Mr. Intagliata has managed other investment companies for which WRIMCO, an affiliate of WRIICO, serves as investment manager. Mr. Intagliata is Senior Vice President of WRIICO and
of WRIMCO, Vice President of the Funds and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Intagliata has been an employee of WRIMCO since June 1973.

Ivy US Blue Chip Fund: James D.Wineland is primarily responsible for the management of the Ivy US Blue Chip Fund. He has held his Fund responsibilities since February 3, 2003. Since January 1988, Mr. Wineland has managed investment companies for which WRIMCO, an affiliate of WRIICO, serves as investment manager. Mr. Wineland is Senior Vice President ofWRIICO and WRIMCO, Vice
President of the Funds and Vice President of other investment companies for which WRIMCO serves as investment manager.

                                       36

IVY US Emerging Growth Fund: Kimberly A. Scott CFA, is primarily responsible for the management of the Ivy US Emerging Growth Fund. Ms. Scott has held her Fund responsibilities since December 17, 2002. Since February 2001, Ms. Scott has managed other investment companies for which WRIMCO, an affiliate of WRIICO, serves as investment manager. Ms. Scott is Senior Vice President of WRIICO, Vice
President of WRIMCO, Vice President of the Funds and Vice President of other investment companies for which WRIMCO serves as investment manager. Ms. Scott served as an investment analyst with WRIMCO from April 1999 to February 2001.
From 1994 to 1999, she was an equity analyst for Bartlett & Company.

IVY Bond Fund: James C. Cusser, CFA, is primarily responsible for the management of the Ivy Bond Fund. Mr. Cusser has held his Fund responsibilities since
December 17, 2002. Since August 1992, Mr. Cusser has managed other investment companies for which WRIMCO, an affiliate of WRIICO, serves as investment manager. Mr. Cusser is Senior Vice President of WRIICO and of WRIMCO, Vice
President of the Funds and Vice President of other investment companies for which WRIMCO serves as investment manager.

IVY MONEY MARKET Fund: Mira Stevovich CFA, is primarily responsible for the management of the Ivy Money Market Fund. Ms. Stevovich has held her Fund responsibilities since December 17, 2002. Since May 1998, Ms. Stevovich has managed other investment companies for which WRIMCO, an affiliate of WRIICO, serves as investment manager. Ms. Stevovich is Senior Vice President of WRIICO,
Vice President of WRIMCO, Vice President and Assistant Treasurer of the Funds
and Vice President and Assistant Treasurer of other investment companies for which WRIMCO serves as investment manager. Ms. Stevovich had served as the
Assistant Portfolio Manager for investment companies managed by WRIMCO and its predecessor since January 1989 and has been an employee of such since March
1987.

SHAREHOLDER INFORMATION
PRICING OF FUND SHARES

The price to buy a share of a Fund, called the offering price, is calculated every business day.

The offering price of a share (the price to buy one share of a particular class)
is the next NAV calculated per share of that class plus, for Class A shares, the sales charge shown in the table.

In the calculation of a Fund's NAV:

-        The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

-        Bonds are generally valued according to prices quoted by an independent pricing service.

-        Short-term debt securities are valued at amortized cost, which approximates market value.

-        Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of
         Directors.

Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the
NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

As noted, some of the Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Fund shares may be significantly affected on days when a Fund does not price its shares and when you are not able to purchase or redeem a Fund's shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of each Fund's Board of
Trustees.

When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

-        All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

-        If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Ivy Funds, the payment may be delayed for up to ten (10) days from the date of purchase to ensure that your previous investment was cleared.

The number of shares you receive when you place a purchase or exchange order, and the payment you receive after submitting a redemption request, is based on a
Funds' net asset value next determined after your instructions are received in proper form by PFPC, Inc. (the Funds' transfer agent) or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge (see "Choosing the appropriate class of shares" below).
Since the Funds normally invest in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's share value may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

HOW TO BUY SHARES

Please read these sections below carefully before investing.

CHOOSING THE APPROPRIATE CLASS OF SHARES:

If you do not specify on your Account Application which class of shares you are purchasing, it will be assumed that you are purchasing Class A shares.

                                       37

Each Fund (except Ivy Money Market Fund) has adopted separate distribution and service plans pursuant to Rule I2b-l under the 1940 Act for its Class A, B and C shares that allow the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Effective February 18, 2003, Class I shares of the Funds are closed to further investment.

The following tables display the various investment minimums, sales charges and expenses that apply to each class.

                         Minimum               Minimum
                         Initial             Subsequent
                         Investment*         Investment*
                     ----------------       ------------

Class A                     $1,000              $100
Class B                     $1,000              $100
Class C                     $1,000              $100
Advisor Class              $10,000              $250

*minimum initial and subsequent investments for retirement plans are $25.

                      Initial                                         Service &
                      Sales                                         Distribution
                      Charge                      CDSC                 Fees(*)
                      ------                      ----                 -------

Class A              Maximum                      none,            .25% service
              5.75%,(**) with options           except on                fee
                  for a reduction              certain NAV
                    or waiver                   purchases

Class B              none                        Maximum               .75%
                                                 5.00%;             distribution
                                             declines over          fee and .25%
                                              six years(***)          service fee

Class C             none                        1.00% for              .75%
                                            the first year(***)     distribution
                                                                    fee and .25%
                                                                     service fee

Advisor Class       none                            none                none

* None for Ivy Money Market Fund.
**4.75% for Ivy Bond Fund; none for Ivy Money Market Fund.
***For Ivy Money Market Fund, CDSC is applicable only on shares purchased with proceeds from the exchange of other Ivy Fund shares that would otherwise have been subject to a CDSC.

ADDITIONAL PURCHASE INFORMATION

All information in this section applies to all Funds except Ivy Money Market
Fund, which does not charge an initial sales charge or CDSC on any share class.

CLASS A SHARES: Class A shares are sold at a public offering price equal to their net asset value per share plus an initial sales charge, as set forth in the tables below (which is reduced as the amount invested increases):

ALL FUNDS (EXCEPT IVY BOND FUND)

                          SALES               SALES              PORTION OF
                        CHARGE AS            CHARGE AS             PUBLIC
                       A PERCENTAGE        A PERCENTAGE           OFFERING
AMOUNT                   OF PUBLIC      OF NET AMOUNT PRICE     PRICE RETAINED
INVESTED              OFFERING PRICE         INVESTED             BY DEALER
--------              --------------    -------------------     ---------------

Less than
$50,000                    5.75%               6.10%               5.00%

$50,000 but
less than
$ 100,000                  5.25%               5.54%               4.50%

$100,000 but
less than
$250,000                   4.50%               4.71%               3.75%

$250,000 but
less than
$500,000                   3.00%               3.09%               2.50%

$500,000 or
over(*)                    0.00%               0.00%               0.00%

IVY BOND FUND

                        SALES         SALES            PORTION OF
                      CHARGE AS      CHARGE AS           PUBLIC
                    A PERCENTAGE   A PERCENTAGE         OFFERING
AMOUNT                OF PUBLIC    OF NET AMOUNT     PRICE RETAINED
INVESTED          OFFERING PRICE      INVESTED          BY DEALER
------            --------------   -------------     --------------

$100,000              4.75%          4.99%               4.00%
Less than

$100,000 but
less than
$250,000              3.75%          3.90%               3.00%

$250,000 but
less than
$500,000              2.50%          2.56%               2.00%

$500,000 or
over(*)               0.00%          0.00%               0.00%

  *A CDSC of 1.00% may apply to Class A shares that are redeemed within two years of the end of the month in which they were purchased.

  Class A shares that are acquired through reinvestment of dividends or distributions are not subject to any sales charges.

                                       38

Effective May 27,2003, for all Funds (including Ivy Bond Fund but excluding Ivy
Money Market Fund)

                   SALES              SALES              PORTION OF
                 CHARGE AS           CHARGE AS             PUBLIC
               A PERCENTAGE        A PERCENTAGE            OFFERING
  SIZE OF        OF PUBLIC      OF NET AMOUNT PRICE        RETAINED
  PURCHASE     OFFERING PRICE         INVESTED            BY DEALER
  --------     --------------   -------------------      -----------

 Less than          5.75%            6.10%                    5.00%
 $100,000

 $100,000 but       4.75%            4.99%                    4.00%
 less than
 $200,000

 $200,000 but       3.50%            3.63%                    2.80%
 less than
 $300,000

 $300,000 but
 less than
 $500,000           2.50%            2.56%                    2.00%

 $500,000 but       1.50%            1.52%                    1.20%
 less than
 $1,000,000

 $1,000,000 but     1.00%            1.01%                    0.75%
 less than
 $2,000,000

 $2,000,000 or      0.00%            0.00%                    0.50%
 over

'No sales charge is payable at the time of purchase on investments of $2 million or more, although for such investments the Fund may impose a CDSC of 1.00% on certain redemptions made within twelve months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

HOW TO REDUCE YOUR INITIAL SALES CHARGE:

-        "Rights of Accumulation" permits you to pay the sales charge that applies to the cost or value (whichever is higher) of all Ivy Fund
         Class A shares you own.

-        A "Letter of Intent" permits you to pay the sales charge that would apply to your cumulative purchase of Fund shares over a 13-month period
         (certain restrictions apply).

As of May 27,2003, the new breakpoint schedule will apply to these features.

HOW TO ELIMINATE YOUR INITIAL SALES CHARGE:

You may purchase Class A shares at NAV (without an initial sales charge or a
CDSC) through any one of the following methods:

-        through certain investment advisors and financial planners who charge a management, consulting or other fee for their services; o under certain qualified retirement plans;

-        as an employee or director of Waddell & Reed Financial, Inc. or its affiliates; o as an employee of a selected dealer; or

-        through the Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.

Certain trust companies, bank trust departments, credit unions, savings and loans and other similar organizations may also be exempt from the initial sales charge on Class A shares.

Until May 27,2003, you may also purchase Class A shares at NAV if you are investing at least $500,000 through a dealer or agent. A CDSC of 1.00% may apply to shares redeemed within two years of the end of the month in which they were purchased. Effective May 27,2003 you may purchase Class A shares at NAV if you are investing at least $2 million. A CDSC of 1.00% may apply to shares redeemed within twelve months of the purchase. Ivy Funds Distributor, Inc. ("IFDI"), the
Funds' distributor, may pay the dealer or agent (out of IFDI's own resources)
for its distribution assistance according to the following schedule: COMMISSION

PURCHASE                   AMOUNT
--------                   ------

First $3,000,000           1.00%
Next $2,000,000            0.50%
Over $5,000,000            0.25%

IFDI may from time to time pay a bonus or other cash incentive to dealers (other than IFDI), including those that employ a registered representative who during a specified time period sells a minimum dollar amount of the shares of a Fund and/or other funds distributed by IFDI.

Class A shares of the Funds are subject to an ongoing service fee at an annual rate equal to 0.25% of the portfolio's average net assets attributable to its
Class A shares, except that Class A shares of the Ivy Growth Fund, Ivy
International Fund and Ivy US Blue Chip Fund issued prior to January 1, 1992 are not subject to an ongoing service fee. For those Funds, the annual service fee attributable to the Class A shares of the Fund may equal up to 0.25% of the net assets attributable to Class A shares issued on or after January I, 1992. Since the calculation of the service fee does not take into account shares outstanding prior to January I, 1992, this arrangement results in a rate of service fee payable by each Fund that is lower than 0.25% of the net assets attributable to
Class A shares of the Fund. For the fiscal year ended December 31, 2002, the combined service fees were 0.06%, 0.20% and 0.21 % of the average net assets attributable to Class A

                                       39

shares of the Ivy Growth Fund, Ivy International Fund and Ivy US Blue Chip Fund,
respectively.

Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of certain dealers meeting criteria established by
IFDI. This privilege will apply only to Class A shares of a Fund that are purchased using proceeds obtained by such clients through redemption of another mutual fund's shares on which a sales charge was paid. Purchases must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within two years after purchase.

With respect solely to Ivy US Emerging Growth Fund, former class N shareholders of Hudson Capital Appreciation Fund are exempt from the initial sales charge on the Fund's Class A shares.

Class B and Class C shares: Class B and Class C shares are not subject to an initial sales charge but are subject to a CDSC. If you redeem your Class C shares within one year of purchase they will be subject to a CDSC of 1.00%, and
Class B shares redeemed within six years of purchase will be subject to a CDSC at the following rates:

                                    CDSC AS A PERCENTAGE OF DOLLAR
YEAR SINCE PURCHASE                    AMOUNT SUBJECT TO CHARGE
-------------------                 -------------------------------

First                                          5.00%
Second                                         4.00%
Third                                          3.00%
Fourth                                         3.00%
Fifth                                          2.00% 0.00%
Sixth                                          1.00% 0.00%
Seventh and thereafter                         0.00%

The CDSC for both Class B and Class C shares will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No charge will be assessed on reinvested dividends or distributions, or on shares held over six years. If your shares have appreciated in value, each share redeemed will include both your original cost (subject to the above CDSC schedule) and any proportional increase in market value (not subject to a CDSC). If your shares have depreciated in value, the CDSC will be assessed on the market value of the shares being redeemed. At the time of redemption, the calculation is performed on a share-by-share basis as described below.

Shares will be redeemed in the following order:

-        Shares held more than six years

-        Shares acquired through reinvestment of dividends and distributions

-       Shares subject to the lowest CDSC percentage; on a first- in, first-out basis with the portion of the lot attributable to capital appreciation, which is not subject to a CDSC redeemed first; then the portion of the lot attributable to your original basis, which is subject to a CDSC.

The CDSC for Class B shares is waived for:

-        Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.

-        Redemptions by certain eligible 401 (a) and 401 (k) plans and certain retirement plan rollovers.

-        Redemptions resulting from a tax-free return of excess contribution to an IRA.

-        Withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability.

-        Withdrawals through the Systematic Withdrawal Plan of up to 12% per year of your account value at the time the plan is established.

Both Class B shares and Class C shares are subject to an ongoing service and distribution fee at a combined annual rate of up to 1.00% of the portfolio's average net assets attributable to its Class B or Class C shares. The ongoing distribution fees will cause these shares to have a higher expense ratio than that of Class A and Advisor Class shares. IFDI uses the money that it receives from the deferred sales charge and the distribution fees to cover various promotional and sales-related expenses, as well as expenses related to providing distribution services, such as compensating selected dealers and agents for selling these shares.

Approximately eight years after the original date of purchase, your Class B shares will be converted automatically to Class A shares. Class A shares are subject to lower annual expenses than Class B shares. The conversion from Class
B shares to Class A shares is not considered a taxable event for federal income tax purposes. Class C shares do not have a similar conversion privilege.

Advisor Class shares: Advisor Class shares are offered only to the following investors:

-        trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees;

-        any account with assets of at least $ 10,000 if (a) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion, and where the investor pays such person as compensation for his advice and other services an annual fee of at least 0.50% on the assets in the account, or (b) such account is established under a "wrap fee" program and the account holder pays the sponsor of the program an annual fee of at least 0.50% on the assets in the account;

-        officers and Trustees of the Ivy Fund (and their relatives);

-        directors or employees of Waddell & Reed Financial, Inc. or its affiliates;

-        directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IFDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person.)

SUBMITTING YOUR PURCHASE ORDER

Initial investments: Complete and sign the Ivy Funds Account Application.
Enclose a check payable to the Fund in which you wish to invest. You should note on the check the

                                       40

class of shares you wish to invest in (see page 38 for minimum initial investments.) Deliver your application materials to your registered representative or selling broker, or send them to the address below:

BY REGULAR MAIL:                    BY COURIER:
Ivy Funds                           Ivy Funds
P.O. Box 9770                       c/o PFPC, Inc.
Providence, RI 02940                4400 Computer Drive
                                    Westborough,MAOI58l

BUYING ADDITIONAL SHARES

There are several ways to increase your investment in the Funds:

BY MAIL: Send your check with a completed investment slip (attached to your account statement) or written instructions indicating the account registration,
Fund number or name, and account number. Mail to the address above.

THROUGH YOUR BROKER: Deliver to your registered representative or selling broker the investment slip attached to your statement, or written instructions, along with your payment.

BY FEDERAL FUNDS WIRE: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call PFPC at 800.777.6472.Wiring instructions are as follows:

Mellon Bank
ABA #011001234
DDA #002593
For further credit to:
Your account registration
Your Fund Number and Account Number

BY AUTOMATIC INVESTMENT METHOD: You can authorize to have funds electronically drawn each month from your bank account through Electronic Funds Transfer
("EFT") and invested as a purchase of shares into your Ivy Fund account.
Complete sections 8 and 9 of the Account Application.

HOW TO REDEEM SHARES

Submitting YOUR redemption order: You may redeem your Fund shares through your registered securities dealer or directly through PFPC. If you choose to redeem through your registered securities dealer, the dealer is responsible for transmitting redemption orders in proper form and in a timely manner. If you choose to redeem directly through PFPC, you have several ways to submit your request:

BY MAIL: Send your written redemption request to PFPC at the address on this page. Be sure that all registered owners listed on the account sign the request.
Medallion signature guarantees and supporting legal documentation may be required.

When you redeem, PFPC will normally send redemption proceeds to you on the next business day, but may take up to seven days (or longer in the case of shares recently purchased by check).

BY TELEPHONE: Call PFPC at 800.777.6472 to redeem from your individual, joint or custodial account. To process your redemption order by telephone, you must have telephone redemption privileges on your account. PFPC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or PFPC may be liable for any losses due to unauthorized or fraudulent telephone instructions. Requests by telephone can only be accepted for amounts up to $50,000.

BY SYSTEMATIC WITHDRAWAL PLAN ("SWP"): You can authorize to have funds electronically drawn each month from your Ivy Fund account and deposited directly into your bank account through EFT. Certain minimum balances and minimum distributions apply.

BY CHECK WRITING: The check writing privilege is only available to Ivy Money
Market Fund Class A shareholders and is not available for retirement accounts or corporate accounts. You may write checks against your Ivy Money Market Fund
Account. Checks written must be for a minimum of $250.You may sign up for this option by completing Section 14 of the Account Application. If you are redeeming shares that have been purchased by check, payment may be delayed until your check has cleared or for up to 15 calendar days after the date of purchase.
Please note that all registered owners named on the account must sign the signature card, and only registered owners may have the check writing privilege on an account.

In order to qualify for the check writing privilege, Class A shareholders must maintain a minimum average account balance of $ 1,000. Shares must be uncertificated (i.e., held by the Fund) for any account requesting check writing privileges. Checks can be reordered by calling PFPC at 800.777.6472. Checking activity is reported on your Ivy Funds statement. There is no limitation on the number of checks a shareholder may write.

When a check is presented for payment, the Fund redeems a sufficient number of shares to cover the amount of the check. Checks written on accounts with insufficient shares will be returned to the payee marked "non-sufficient funds."
There may be a nominal charge for each supply of checks, copies of canceled checks, stop payment orders, checks drawn for amounts less than the Fund minimum
(i.e., $100) and checks returned for "non-sufficient funds." To pay for these charges, the Fund automatically redeems an appropriate number of the shareholder's Fund shares after the charges are incurred.

You may not close your Fund account by writing a check, because any earned dividends will remain in your account. The Fund reserves the right to change, modify or terminate the check writing service at any time upon notification mailed to your address of record.

                                       41

BY INTERNET: Select the Ivy Fund Internet option on your Account Application.
Mail the application form to PFPC. Once your request for this option has been processed (which may take up to 10 days), you may place your redemption order at
www.ivyfunds.com.

Receiving your redemption proceeds: You can receive redemption proceeds through a variety of payment methods:

BY CHECK: Unless otherwise instructed in writing, checks will be made payable to the current account registration and sent to the address of record.

BY FEDERAL FUNDS WIRE: Proceeds will be wired on the next business day to a pre-designated bank account. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

BY ELECTRONIC FUNDS TRANSFER ("EFT"): For SWP redemptions only.

OTHER IMPORTANT REDEMPTION INFORMATION:

Short term "market timers" who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs. For these reasons, each Fund (other than Ivy Money Market Fund) will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your Class A shares after holding them less than 30 days. For Ivy
Developing Markets Fund and Ivy Pacific Opportunities Fund this fee also applies to Class B, Class C and Advisor Class shares. As of June 15, 2003, a redemption fee of 2.00% will also apply to any redemption or exchange proceeds if you sell or exchange your Advisor Class shares of any fund other than Ivy Growth Fund,
Ivy US Blue Chip Fund, Ivy US Emerging Growth or Ivy Bond Fund after holding them less than 30 days. These fees are paid to the Fund rather than WRIICO or
PFPC, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short term shareholder trading.

If you bought your shares on different days, the "first-in, first-out" (FIFO)
method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to shares that were acquired through reinvestment of distributions and generally is waived for shares purchased through certain retirement and educational plans, and through certain third party fee-based asset allocation programs. (Before purchasing
Class A or Advisor shares, please check with your account representative concerning the availability of the fee waiver.) In addition, the fee waiver does not apply to any IRA or SEP-IRA accounts. The Funds reserve the right to modify the terms of or terminate the redemption/exchange fee at any time.

-        A CDSC may apply to certain Class A share redemptions, to Class B shares redeemed within six years of purchase, and to Class C shares that are redeemed within one year of purchase.

-        If you own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees, unless you instruct otherwise.

-        Any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.

-        Shares will be redeemed in the order described under "Additional purchase information - Class B and Class C shares" above.

-        A Fund may (on 60 days' notice) redeem the accounts of Class A, Class B and Class C shareholders whose investment, including sales charges paid, has been less than $ 1,000 ($ 10,000 for Advisor Class shareholders) for more than 12 months.

-        A Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.

-        A Fund may make payment for redeemed shares in the form of securities of the Fund taken at current values.

HOW TO EXCHANGE SHARES

You may exchange your Fund shares for shares of another Ivy fund, subject to certain restrictions (see "Important Exchange Information" below).

IVY MONEY MARKET FUND:

Class A shareholders of Ivy Money Market Fund may exchange their outstanding shares for Class A shares of another Ivy Fund on the basis of the relative NAV per Class A share, plus an amount equal to the sales charge payable with respect to the new shares at the time of the exchange. Incremental sales charges are waived for outstanding shares that have been invested for 12 months or longer.
Class B (or Class C) shareholders of Ivy Money Market Fund may exchange their
Class B (or Class C) shares for Class B (or Class C) shares of another Ivy fund on the basis of the relative NAV per Class B (or Class C) share, subject to the
CDSC schedule of the fund into which the exchange is being made (beginning with the date of the exchange).

Class B and Class C shareholders of another Ivy fund may exchange their shares for Class B and Class C shares of Ivy Money Market Fund. Exchanges from another
Ivy Fund will continue to be subject to the CDSC schedule of the fund from which the exchange was made, but will reflect the time the shares are held in the Ivy
Money Market Fund.

ALL FUNDS:

Submitting your exchange order: You may submit an exchange request to PFPC as follows:

BY MAIL: Send your written exchange request to PFPC at the address on page 41 of this Prospectus. Be sure that all registered owners listed on the account sign the request.

BY TELEPHONE: Call PFPC at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on

                                       42

your account. PFPC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or PFPC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

BY INTERNET: You will be allowed to exchange by Internet if (I) you do not hold physical share certificates; (2) you can provide proper identification information; (3) you have established the Internet trading option.

 IMPORTANT EXCHANGE INFORMATION

-        You must exchange into the same share class you currently own.

-        Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

-        It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short term market fluctuations. The
         Funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee or cancel a shareholder's exchange privilege if at any time it appears that such market-timing strategies are being used. (See "Other important redemption information" on page 42). For example, shareholders exchanging more than five times in a 12-month period may be considered to be using market-timing strategies.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Funds generally declare and pay dividends and capital gain distributions (if any) at least once a year. Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash. Reinvested dividends and distributions are added to your account at NAV and are not subject to a CDSC regardless of which share class you own. Cash dividends and distributions can be sent to you if a distribution is five dollars or greater:

BY MAIL: a check will be mailed to the address of record unless otherwise instructed.

BY ELECTRONIC FUNDS TRANSFER: your proceeds will be directly deposited into your bank account.

To change your dividend and/or distribution options, call PFPC at 800.777.6472.

Dividends ordinarily will vary from one class to another. The Funds, except for
Ivy Bond Fund and Ivy Money Market Fund, intend to declare and pay dividends annually. Ivy Bond Fund intends to declare and pay dividends monthly. Ivy Money
Market Fund intends to declare dividends daily and pay accrued amounts monthly.
The Funds will distribute net investment income and net realized capital gains, if any, at least once a year. Any capital gains distribution from Ivy Bond Fund will be declared and paid annually. The Funds may make an additional distribution of net investment income and net realized capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Internal Revenue Code of 1986, as amended (the "Code").

Dividends paid out of a Funds' investment company taxable income (including dividends, interest and net short term capital gains) will be taxable to you as ordinary income. If a portion of a Funds' income consists of dividends paid by
US corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains
(the excess of net long-term capital gains over net short term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. Dividends are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares. While the
Funds' managers may at times pursue strategies that result in tax efficient outcomes for Fund shareholders, they do not generally manage the Funds to optimize tax efficiencies.

If shares of a Fund are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by your
Fund (in the case of a worldwide fund).

Each year, your fund will notify you of the tax status of dividends and other distributions.

Upon the sale or exchange of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon how long you held your shares.

A Fund may be required to withhold US Federal income tax at the rate of 30% for
2003 of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or fail to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your US Federal income tax liability.

Fund distributions may be subject to state, local and foreign taxes.

You should consult with your tax adviser as to the tax consequences of an investment in the Funds, including the status of distributions from the Funds under applicable state or local law.

                                       43

QUOTRON SYMBOLS AND CUSIP NUMBERS

                FUND                                            SYMBOL                        CUSIP
-------------------------------------------------------------------------------------------------------

Ivy Cundill Global Value Fund Class A                           ICDAX                       465898880
Ivy Cundill Global Value Fund Class B                           ICDBX                       465898799
Ivy Cundill Global Value Fund Class C                           ICDCX                       465898781
Ivy Cundill Global Value Fund Class 1                             *                         465898773
Ivy Cundill Global Value Fund Advisor Class                     ICDVX                       465898765
Ivy Developing Markets Fund Class A                             IVCAX                       465897841
Ivy Developing Markets Fund Class B                             IVCBX                       465897833
Ivy Developing Markets Fund Class C                             IVCCX                       465897569
Ivy Developing Markets Fund Advisor Class                       IVCVX                       465897163
Ivy European Opportunities Fund Class A                         IEOAX                       465898815
Ivy European Opportunities Fund Class B                         IEOBX                       465898823
Ivy European Opportunities Fund Class C                         IEOCX                       465898831
Ivy European Opportunities Fund Class 1                           *                         465898849
Ivy European Opportunities Fund Advisor Class                   IEOVX                       465898856
Ivy Global Fund Class A                                         MCGLX                       465897742
Ivy Global Fund Class B                                         IVGBX                       465897734
Ivy Global Fund Class C                                         IVGCX                       465897593
Ivy Global Fund Advisor Class                                   IVGVX                       465897239
Ivy Global Natural Resources Fund Class A                       IGNAX                       465897429
Ivy Global Natural Resources Fund Class B                       IGNBX                       465897411
Ivy Global Natural Resources Fund Class C                       IGNCX                       465897395
Ivy Global Natural Resources Fund Advisor Class                 IGNVX                       465897221
Ivy Global Science & Technology Fund Class A                    IVTAX                       465897544
Ivy Global Science & Technology Fund Class B                    IVTBX                       465897536
Ivy Global Science & Technology Fund Class C                    IVTCX                       465897528
Ivy Global Science & Technology Fund Class 1                    IVSIX                       465897510
Ivy Global Science & Technology Fund Advisor Class              IVTVX                       465897213
Ivy International Fund Class A                                  IVINX                       465903102
Ivy International Fund Class B                                  IVIBX                       465903201
Ivy International Fund Class C                                  IVNCX                       465897585
Ivy International Fund Class 1                                   MIX                        465897874
Ivy International Fund Advisor Class                              *                         465898690
Ivy International Small Companies Fund Class A                  IYSAX                       465897460
Ivy International Small Companies Fund Class B                  IYSBX                       465897452
Ivy International Small Companies Fund Class C                  IYSCX                       465897445
Ivy International Small Companies Fund Class 1                  IYSIX                       465897437
Ivy International Small Companies Fund Advisor                  IYSVX                       465897189
Class
Ivy International Value Fund Class A                             MAX                        465897353
Ivy International Value Fund Class B                            IIFBX                       465897346
Ivy International Value Fund Class C                            IVIFX                       465897338
Ivy International Value Fund Class 1                              *                         465897320
Ivy International Value Fund Advisor Class                      IVIVX                       465897197
Ivy Pacific Opportunities Fund Class A                          IPOAX                       465897866
Ivy Pacific Opportunities Fund Class B                          IPOBX                       465897858
Ivy Pacific Opportunities Fund Class C                          IPOCX                       465897643
Ivy Pacific Opportunities Fund Advisor Class                    IPOVX                       465897270
Ivy Growth Fund Class A                                         IVYFX                       466002102
Ivy Growth Fund Class B                                         IVYBX                       466002201
Ivy Growth Fund Class C                                         IVYCX                       465897627
Ivy Growth Fund Advisor Class                                   IVYVX                       465897254
Ivy US Blue Chip Fund Class A                                   IBCAX                       465898609
Ivy US Blue Chip Fund Class B                                   IBCBX                       465898708
Ivy US Blue Chip Fund Class C                                   IBCCX                       465898807
Ivy US Blue Chip Fund Class 1                                   IBCIX                       465898872
Ivy US Blue Chip Fund Advisor Class                             IBCVX                       465898864
Ivy US Emerging Growth Fund Class A                             IVEGX                       465897106
Ivy US Emerging Growth Fund Class B                             IVEBX                       465897205
Ivy US Emerging Growth Fund Class C                             IVGEX                       465897635
Ivy US Emerging Growth Fund Advisor Class                       IVEVX                       465897262
Ivy Bond Fund Class A                                           MCFIX                       465897791
Ivy Bond Fund Class B                                           IVBBX                       465897783
Ivy Bond Fund Class C                                           IVBCX                       465897668
Ivy Bond Fund Class 1                                             *                         465897775
Ivy Bond Fund Advisor Class                                     IVBVX                       465897296
Ivy Money Market Fund Class A                                   IVMXX                       465897684
Ivy Money Market Fund Class B                                   IVBXX                       465897676
Ivy Money Market Fund Class C                                   IVCXX                       465897551

* No symbol assigned at time of printing

HOW TO RECEIVE MORE INFORMATION ABOUT THE FUNDS

Additional information about the Funds and their investments is contained in each Fund's Statement of Additional Information dated April 17, 2003 (the
"SAI"), which is incorporated by reference into this Prospectus, and each Fund's annual and semiannul reports to shareholders. Each Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI and each Fund's annual and semiannual reports are available upon request and without charge from the Distributor at the following address and phone number:

Ivy Funds Distributor, Inc.
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
800-456-5111

Information and the Funds (including the SAI and each Fund's annual and semiannual reports) may also be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. (please call 1-202-942-8090 for further details). Reports and other information about the Funds are also available on
EDGAR Database on the SEC's Internet Website (www.sec.gov), and copies of this information may be obtained, upon payment of a copying fee, by electronic request at the following e-mail address:

publicinfo@sec.gov, or by writing the SEC's Public Reference Section,
Washington, DC. 20549-0102

Investment Company Act File No. 811-1028

FINANCIAL HIGHLIGHTS

The Financial Highlights for the fiscal year ended December 31, 2002, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the
Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The Financial Highlights for the fiscal years ended on or before
December 31, 2001, have been audited by other independent auditors whose report thereon is incorporated by reference into the Statement of Additional
Information. The information presented is for a share outstanding throughout the years ended December 31.

                                                                         SELECTED PER SHARE DATA
                                                                                                   NET ASSET
                                                                                                     VALUE
                                                              SHARE                                BEGINNING
FUND NAME                                                     CLASS     FOR THE PERIOD FROM        OF PERIOD

IVY CUNDILL GLOBAL VALUE FUND                                   A         01/01 to 12/31/2002      $ 9.64
                                                                       09/04(d) to 12/31/2001       10.15
                                                                B         01/01 to 12/31/2002        9.61
                                                                       09/26(d) to 12/31/2001        9.26
                                                                C         01/01 to 12/31/2002        9.57
                                                                       10/19(d) to 12/31/2001        9.44
                                                                I      11/05(d) to 12/31/2002        8.85
                                                             ADVISOR      01/01 to 12/31/2002        9.55
                                                                          01/01 to 12/31/2001       10.07
                                                                       04/19(d) to 12/31/2000       10.00
                                                            -------------------------------------------------
IVY DEVELOPING MARKETS FUND                                     A         01/01 to 12/31/2002        6.36
                                                                          01/01 to 12/31/2001        6.66
                                                                          01/01 to 12/31/2000        8.77
                                                                          01/01 to 12/31/1999        6.02
                                                                          01/01 to 12/31/1998        6.82
                                                                B         01/01 to 12/31/2002        6.10
                                                                          01/01 to 12/31/2001        6.49
                                                                          01/01 to 12/31/2000        8.63
                                                                          01/01 to 12/31/1999        5.93
                                                                          01/01 to 12/31/1998        6.77
                                                                C         01/01 to 12/31/2002        6.13
                                                                          01/01 to 12/31/2001        6.52
                                                                          01/01 to 12/31/2000        8.67
                                                                          01/01 to 12/31/1999        5.96
                                                                          01/01 to 12/31/1998        6.79
                                                             ADVISOR      01/01 to 12/31/2002        6.36
                                                                          01/01 to 12/31/2001        6.70
                                                                          01/01 to 12/31/2000        8.80
                                                                          01/01 to 12/31/1999        6.05
                                                                       04/30(d) to 12/31/1998        7.48
                                                            -------------------------------------------------
IVY EUROPEAN OPPORTUNITIES FUND                                 A         01/01 to 12/31/2002       13.65
                                                                          01/01 to 12/31/2001       17.25
                                                                          01/01 to 12/31/2000       17.13
                                                                       05/04(d) to 12/31/1999       10.01
                                                                B         01/01 to 12/31/2002       13.54
                                                                          01/01 to 12/31/2001       17.26
                                                                          01/01 to 12/31/2000       17.13
                                                                       05/24(d) to 12/31/1999       10.21
                                                                C         01/01 to 12/31/2002       13.59
                                                                          01/01 to 12/31/2001       17.32
                                                                          01/01 to 12/31/2000       17.13
                                                                       10/24(d) to 12/31/1999       11.57
                                                                I         01/01 to 12/31/2002       13.78
                                                                          01/01 to 12/31/2001       17.37
                                                                       03/16(d) to 12/31/2000       26.00
                                                             ADVISOR      01/01 to 12/31/2002       13.80
                                                                          01/01 to 12/31/2001       17.39
                                                                          01/01 to 12/31/2000       17.23
                                                                       05/03(d) to 12/31/1999       10.01

(a) Total return does not reflect a sales charge.
(b) Net investment income (loss) is net of expenses reimbursed by Manager.
(c) Based on average shares outstanding.
(d) Commencement.
(e) Total return represents aggregate total return.
na -- not applicable
(f) Annualized.
(g) Includes redemption fees added to capital paid-in (see Note 1). Total return for Developing Markets and European Opportunities excluding redemption fees would have been (12.28%) and (3.44%) for the year ended 12/31/02 and (5.41%)
    and (20.78%) for the year ended 12/31/01, respectively.

                                       44

                                                FINANCIAL HIGHLIGHTS (continued)

                                      SELECTED PER SHARE DATA
 INCREASE (DECREASE) FROM INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                     NET GAINS OR
       NET            (LOSSES) ON                    DIVIDENDS
    INVESTMENT        SECURITIES      TOTAL FROM      FROM NET     DISTRIBUTIONS
      INCOME         (REALIZED AND    INVESTMENT     INVESTMENT         FROM             TOTAL
      (LOSS)          UNREALIZED)     OPERATIONS       INCOME      REALIZED GAINS    DISTRIBUTIONS

      $ .00 (b)(c)      $(1.17)        $(1.17)           $-            $ .08            $ .08
        .01 (b)           (.23)          (.22)            .02            .27              .29
       (.05)(b)(c)       (1.16)         (1.21)            -              .08              .08
        .01 (b)            .62            .63             .02            .26              .28
       (.07)(b)(c)       (1.16)         (1.23)            -              .08              .08
        .01 (b)            .40            .41             .02            .26              .28
        .26               (.72)          (.46)            -              .08              .08
        .04 (b)(c)       (1.17)         (1.13)            -              .08              .08
        .03 (b)           (.25)          (.22)            .02            .28              .30
        .05 (b)            .41            .46             .19            .20              .39
---------------------------------------------------------------------------------------------------
       (.02)(b)(c)        (.76)          (.78)            -              .03              .03
        .01 (b)           (.31)(g)       (.30)            -              -                -
       (.02)(b)          (2.07)         (2.09)            -              .02              .02
        .01 (b)           2.80           2.81             .01            .05              .06
        .06 (b)(c)        (.86)          (.80)            -              -                -
       (.07)(b)(c)        (.72)          (.79)            -              .03              .03
       (.05)(b)           (.34)          (.39)            -              -                -
       (.10)(b)          (2.02)         (2.12)            -              .02              .02
       (.04)(b)           2.76           2.72             -              .02              .02
        .01 (b)(c)        (.85)          (.84)            -              -                -
       (.07)(b)(c)        (.73)          (.80)            -              .03              .03
       (.05)(b)           (.34)          (.39)            -              -                -
       (.14)(b)          (1.99)         (2.13)            -              .02              .02
       (.03)(b)           2.76           2.73             -              .02              .02
        .01 (b)(c)        (.84)          (.83)            -              -                -
      (0.01)(b)(c)        (.75)          (.76)            -              .03              .03
        .04 (b)           (.38)          (.34)            -              -                -
        .02 (b)          (2.10)         (2.08)            -              .02              .02
        .03 (b)           2.83           2.86             .06            .05              .11
        .04 (b)(c)       (1.47)         (1.43)            -              -                -
---------------------------------------------------------------------------------------------------
        .01 (b)(c)        (.46)(g)       (.45)            -              -                -
       (.08)(b)          (3.49)(g)      (3.57)            -              .03              .03
       (.07)               .82            .75             -              .63              .63
        -   (b)          16.35          16.35             .01           9.22             9.23
       (.10)(b)(c)        (.51)          (.61)            -              -                -
       (.20)(b)          (3.49)         (3.69)            -              .03              .03
       (.18)               .83            .65             -              .52              .52
       (.01)(b)          16.15          16.14             -             9.22             9.22
       (.10)(b)(c)        (.51)          (.61)            -              -                -
       (.22)(b)          (3.48)         (3.70)            -              .03              .03
       (.22)               .88            .66             -              .47              .47
       (.01)(b)           6.00           5.99             .01            .42              .43
        .07 (b)(c)        (.53)          (.46)            -              -                -
       (.01)(b)          (3.55)         (3.56)            -              .03              .03
       (.01)             (7.92)         (7.93)            -              .70              .70
        .06 (b)(c)        (.52)          (.46)            -              -                -
       (.02)(b)          (3.54)         (3.56)            -              .03              .03
       (.02)               .85            .83             -              .67              .67
        -   (b)          16.46          16.46             .02           9.22             9.24

                                       45

FINANCIAL HIGHLIGHTS

                                                                   SELECTED PER SHARE DATA
                                                                       NET ASSET
                                                                       VALUE AT        TOTAL
                                                              SHARE     END OF         RETURN
FUND NAME                                                     CLASS     PERIOD       (%)(A)(E)

IVY CUNDILL GLOBAL VALUE FUND                                   A       $ 8.39       (12.17)
                                                                          9.64        (2.07)
                                                                B         8.32       (12.62)
                                                                          9.61         6.91
                                                                C         8.26       (12.88)
                                                                          9.57         4.44
                                                                I         8.31        (5.23)
                                                             ADVISOR      8.34       (11.86)
                                                                          9.55        (2.13)
                                                                         10.07         4.66
                                                            -------------------------------------
IVY DEVELOPING MARKETS FUND                                     A         5.55       (12.28)
                                                                          6.36        (4.50)(g)
                                                                          6.66       (23.79)
                                                                          8.77        46.70
                                                                          6.02       (11.67)
                                                                B         5.28       (12.96)
                                                                          6.10        (6.01)
                                                                          6.49       (24.53)
                                                                          8.63        45.82
                                                                          5.93       (12.35)
                                                                C         5.30       (13.06)
                                                                          6.13        (5.98)
                                                                          6.52       (24.53)
                                                                          8.67        45.84
                                                                          5.96       (12.16)
                                                             ADVISOR      5.57       (11.96)
                                                                          6.36        (5.07)
                                                                          6.70       (23.60)
                                                                          8.80        47.38
                                                                          6.05       (19.06)
                                                            -------------------------------------
IVY EUROPEAN OPPORTUNITIES FUND                                 A        13.20        (3.30)(g)
                                                                         13.65       (20.67)(g)
                                                                         17.25         4.51
                                                                         17.13       215.58
                                                                B        12.93        (4.51)
                                                                         13.54       (21.35)
                                                                         17.26         4.12
                                                                         17.13       209.41
                                                                C        12.98        (4.49)
                                                                         13.59       (21.32)
                                                                         17.32         3.98
                                                                         17.13        51.80
                                                                I        13.32        (3.34)
                                                                         13.78       (20.46)
                                                                         17.37       (30.40)
                                                             ADVISOR     13.34        (3.33)
                                                                         13.80       (20.44)
                                                                         17.39         5.01
                                                                         17.23       217.16

(a) Total return does not reflect a sales charge.
(b) Net investment income (loss) is net of expenses reimbursed by Manager.
(c) Based on average shares outstanding.
(d) Commencement.

na -- not applicable
(e) Total return represents aggregate total return.
(f) Annualized.
(g) Includes redemption fees added to capital paid-in (see Note 1). Total return for Developing Markets and European Opportunities excluding redemption fees would have been (12.28%) and (3.44%) for the year ended 12/31/02 and (5.41%)
    and (20.78%) for the year ended 12/31/01, respectively.

                                       46

                                                FINANCIAL HIGHLIGHTS (continued)

                            RATIOS AND SUPPLEMENTAL DATA
                      RATIO OF            RATIO OF           RATIO OF
    NET ASSETS,      EXPENSES TO         EXPENSES TO      NET INVESTMENT
      END OF         AVERAGE NET         AVERAGE NET      INCOME (LOSS)    PORTFOLIO
      PERIOD         ASSETS WITH       ASSETS WITHOUT       TO AVERAGE      TURNOVER
       (000)      REIMBURSEMENT (%)   REIMBURSEMENT (%)   NET ASSETS (%)    RATE (%)

      $ 1,403            2.28                4.97               .02 (b)      122
          213            4.47(f)            31.77(f)            .94 (b)(f)    57
        2,089            2.84                5.53              (.54)(b)      122
          867            6.04(f)            39.53(f)            .60 (b)(f)    57
          446            3.10                5.79              (.80)(b)      122
           30            7.71(f)            51.61(f)            .99 (b)(f)    57
           42           11.51(f)            28.44(f)           2.96 (b)(f)   122
        1,515            1.83                4.52               .47 (b)      122
          964            1.40               10.30               .37 (b)       57
          747            1.95(f)            19.15(f)            .70 (b)(f)    53
-------------------------------------------------------------------------------------
        2,210            2.18                4.64              (.39)(b)       48
        2,390            2.19                4.35               .17 (b)       14
        4,213            2.12                3.50              (.27)(b)       76
        5,652            2.30                3.28               .13 (b)       37
        5,487            2.18                3.47               .88 (b)       47
        1,490            2.98                5.44             (1.18)(b)       48
        2,506            2.96                5.12              (.59)(b)       14
        4,525            2.90                4.28             (1.04)(b)       76
        7,676            2.92                3.90              (.49)(b)       37
        6,145            2.96                4.25               .10 (b)       47
          433            2.95                5.41             (1.16)(b)       48
          619            3.01                5.17              (.65)(b)       14
        1,173            2.85                4.23             (1.00)(b)       76
        3,474            2.85                3.83              (.43)(b)       37
        2,641            2.96                4.25               .10 (b)       47
           47            1.88                4.34              (.09)(b)       48
           83            1.84                4.00               .52 (b)       14
          120            1.71                3.09               .14 (b)       76
          337            1.74                2.72               .69 (b)       37
           82            1.68(f)             2.97(f)           1.38 (b)(f)    47
-------------------------------------------------------------------------------------
       20,452            2.15                2.15               .06 (b)       69
       30,833            2.15                2.17              (.44)(b)       66
       54,655              na                1.83              (.36)          46
       13,932            2.22(f)             6.10(f)           (.15)(b)(g)   108
       24,627            2.92                2.92              (.70)(b)       69
       33,705            2.89                2.91             (1.18)(b)       66
       57,283              na                2.59             (1.12)          46
        5,900            2.96(f)             6.84(f)           (.89)(b)(f)   108
       19,324            2.92                2.92              (.70)(b)       69
       24,918            2.91                2.93             (1.20)(b)       66
       49,527              na                2.58             (1.11)          46
        8,076            2.96(f)             6.84(f)           (.89)(b)(f)   108
           30            1.65                1.65               .56 (b)       69
           13            1.80                1.82              (.08)(b)       66
           17              na                1.54(f)           (.07)(f)       46
        5,729            1.81                1.81               .40 (b)       69
        9,186            1.72                1.74              (.00)(b)       66
       19,178              na                1.55              (.09)          46
        5,246            1.93(f)             5.81(f)            .14 (b)(f)   108

                                       47

FINANCIAL HIGHLIGHTS

                                                                         SELECTED PER SHARE DATA
                                                                                                   NET ASSET
                                                                                                     VALUE
                                                              SHARE                                BEGINNING
FUND NAME                                                     CLASS     FOR THE PERIOD FROM        OF PERIOD

IVY GLOBAL FUND                                                 A         01/01 to 12/31/2002      $ 8.71
                                                                          01/01 to 12/31/2001       10.63
                                                                          01/01 to 12/31/2000       13.42
                                                                          01/01 to 12/31/1999       11.32
                                                                          01/01 to 12/31/1998       10.93
                                                                B         01/01 to 12/31/2002        8.36
                                                                          01/01 to 12/31/2001       10.30
                                                                          01/01 to 12/31/2000       13.14
                                                                          01/01 to 12/31/1999       11.19
                                                                          01/01 to 12/31/1998       10.90
                                                                C         01/01 to 12/31/2002        8.05
                                                                          01/01 to 12/31/2001        9.93
                                                                          01/01 to 12/31/2000       12.75
                                                                          01/01 to 12/31/1999       10.90
                                                                          01/01 to 12/31/1998       10.67
                                                             ADVISOR      01/01 to 12/31/2002        8.80
                                                                          01/01 to 12/31/2001       10.73
                                                                          01/01 to 12/31/2000       13.50
                                                                          01/01 to 12/31/1999       11.36
                                                                       04/30(d) to 12/31/1998       13.26
                                                            -------------------------------------------------
IVY GLOBAL NATURAL RESOURCES FUND                               A         01/01 to 12/31/2002       11.05
                                                                          01/01 to 12/31/2001        9.74
                                                                          01/01 to 12/31/2000        8.91
                                                                          01/01 to 12/31/1999        6.32
                                                                          01/01 to 12/31/1998        9.01
                                                                B         01/01 to 12/31/2002       10.81
                                                                          01/01 to 12/31/2001        9.56
                                                                          01/01 to 12/31/2000        8.77
                                                                          01/01 to 12/31/1999        6.27
                                                                          01/01 to 12/31/1998        9.00
                                                                C         01/01 to 12/31/2002       10.61
                                                                          01/01 to 12/31/2001        9.40
                                                                          01/01 to 12/31/2000        8.63
                                                                          01/01 to 12/31/1999        6.21
                                                                          01/01 to 12/31/1998        9.00
                                                             ADVISOR      01/01 to 12/31/2002       11.02
                                                                          01/01 to 12/31/2001        9.74
                                                                          01/01 to 12/31/2000        8.90
                                                                       04/08(d) to 12/31/1999        7.00

(a) Total return does not reflect a sales charge.
(b) Net investment income (loss) is net of expenses reimbursed by Manager.
na -- not applicable
(c) Based on average shares outstanding.
(d) Commencement.
(e) Total return represents aggregate total return.
(f) Annualized.
(g) Includes redemption fees added to capital paid-in (see Note 1). Total return for Global and Global Natural Resources excluding redemption fees would have been (21.28%) and 4.40% for the year ended 12/31/02.

                                       48

                                                FINANCIAL HIGHLIGHTS (continued)

                                      SELECTED PER SHARE DATA
 INCREASE (DECREASE) FROM INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                     NET GAINS OR
       NET            (LOSSES) ON                    DIVIDENDS
    INVESTMENT        SECURITIES      TOTAL FROM      FROM NET     DISTRIBUTIONS
      INCOME         (REALIZED AND    INVESTMENT     INVESTMENT         FROM             TOTAL
      (LOSS)          UNREALIZED)     OPERATIONS       INCOME      REALIZED GAINS    DISTRIBUTIONS

      $(.02)(b)(c)      $(1.76)(g)     $(1.78)           $-            $ -              $ -
       (.06)(b)          (1.86)         (1.92)            -              -                -
         02 (b)          (1.91)         (1.89)            -              .90              .90
        .01 (b)           2.98           2.99             -              .89              .89
        .02 (b)            .91            .93             -              .54              .54
       (.09)(b)(c)       (1.77)         (1.86)            -              -                -
       (.17)(b)          (1.77)         (1.94)            -              -                -
       (.09)(b)          (1.85)         (1.94)            -              .90              .90
       (.10)(b)           2.94           2.84             -              .89              .89
       (.09)(b)            .92            .83             -              .54              .54
       (.09)(b)(c)       (1.74)         (1.83)            -              -                -
       (.13)(b)          (1.75)         (1.88)            -              -                -
       (.11)(b)          (1.81)         (1.92)            -              .90              .90
       (.16)(b)           2.90           2.74             -              .89              .89
       (.16)(b)            .93            .77             -              .54              .54
        -   (b)(c)       (1.88)         (1.88)            -              -                -
       (.05)(b)          (1.88)         (1.93)            -              -                -
         05 (b)          (1.92)         (1.87)            -              .90              .90
        .08 (b)           2.95           3.03             -              .89              .89
        .05 (b)          (1.41)         (1.36)            -              .54              .54
---------------------------------------------------------------------------------------------------
       (.11)(b)(c)         .63 (g)        .52             -              .07              .07
        .04 (b)(c)        1.45           1.49             .18            -                .18
       (.07)(b)            .95            .88             .05            -                .05
        -   (b)(c)        2.59           2.59             -              -                -
        .03 (b)          (2.68)         (2.65)            .04            -                .04
       (.19)(b)(c)         .57            .38             -              -                -
       (.02)(b)(c)        1.42           1.40             .15            -                .15
       (.09)(b)            .90            .81             .02            -                .02
       (.04)(b)(c)        2.54           2.50             -              -                -
       (.04)(b)          (2.65)         (2.69)            .04            -                .04
       (.18)(b)(c)         .55            .37             -              .01              .01
       (.02)(b)(c)        1.39           1.37             .16            -                .16
       (.07)(b)            .89            .82             .05            -                .05
       (.04)(b)(c)        2.46           2.42             -              -                -
       (.14)(b)          (2.61)         (2.75)            .04            -                .04
       (.07)(b)            .56            .49             -              .08              .08
        .09 (b)(c)        1.43           1.52             .24            -                .24
       (.05)(b)            .95            .90             .06            -                .06
        .02 (b)(c)        1.88           1.90             -              -                -

                                       49

FINANCIAL HIGHLIGHTS

                                                                  SELECTED PER SHARE DATA
                                                                       NET ASSET
                                                                       VALUE AT       TOTAL
                                                              SHARE     END OF        RETURN
FUND NAME                                                     CLASS     PERIOD      (%)(A)(F)

IVY GLOBAL FUND                                                 A       $ 6.93      (20.44)(g)
                                                                          8.71      (18.06)
                                                                         10.63      (13.91)
                                                                         13.42       26.51
                                                                         11.32        8.59
                                                                B         6.50      (22.25)
                                                                          8.36      (18.83)
                                                                         10.30      (14.58)
                                                                         13.14       25.31
                                                                         11.19        7.69
                                                                C         6.22      (22.73)
                                                                          8.05      (18.93)
                                                                          9.93      (14.88)
                                                                         12.75       25.24
                                                                         10.90        7.30
                                                             ADVISOR      6.92      (21.36)
                                                                          8.80      (17.99)
                                                                         10.73      (13.67)
                                                                         13.50       26.77
                                                                         11.36      (10.19)
                                                            -----------------------------------
IVY GLOBAL NATURAL RESOURCES FUND                               A        11.50        4.66(g)
                                                                         11.05       15.40
                                                                          9.74        9.86
                                                                          8.91       40.98
                                                                          6.32      (29.35)
                                                                B        11.19        3.52
                                                                         10.81       14.73
                                                                          9.56        9.27
                                                                          8.77       39.87
                                                                          6.27      (29.82)
                                                                C        10.97        3.46
                                                                         10.61       14.62
                                                                          9.40        9.49
                                                                          8.63       38.97
                                                                          6.21      (30.49)
                                                             ADVISOR     11.43        4.46
                                                                         11.02       15.71
                                                                          9.74       10.17
                                                                          8.90       27.14

(a) Total return does not reflect a sales charge.
(b) Net investment income (loss) is net of expenses reimbursed by Manager.

na -- not applicable
(c) Based on average shares outstanding.
(d) Commencement.
(e) Total return represents aggregate total return.
(f) Annualized.
(g) Includes redemption fees added to capital paid-in (see Note 1). Total return for Global and Global Natural Resources excluding redemption fees would have been (21.28%) and 4.40% for the year ended 12/31/02.

                                       50

                                                FINANCIAL HIGHLIGHTS (continued)

                               RATIOS AND SUPPLEMENTAL DATA
                        RATIO OF               RATIO OF            RATIO OF
    NET ASSETS,       EXPENSES TO            EXPENSES TO        NET INVESTMENT
      END OF          AVERAGE NET            AVERAGE NET        INCOME (LOSS)    PORTFOLIO
      PERIOD          ASSETS WITH           ASSETS WITHOUT        TO AVERAGE      TURNOVER
       (000)       REIMBURSEMENT (%)      REIMBURSEMENT (%)     NET ASSETS (%)    RATE (%)

      $ 3,339             2.13                   4.38                (.23)(b)       61
        5,542             2.14                   4.21                (.58)(b)       72
        8,135             2.17                   3.11                 .16 (b)      102
       11,828             2.17                   2.77                 .09 (b)       50
       14,660             2.18                   2.54                 .16 (b)       17
        1,124             3.12                   5.37               (1.23)(b)       61
        2,421             3.05                   5.12               (1.49)(b)       72
        4,769             2.99                   3.93                (.66)(b)      102
        7,316             2.99                   3.59                (.72)(b)       50
        7,495             2.97                   3.33                (.63)(b)       17
           72             3.19                   5.44               (1.30)(b)       61
          148             3.20                   5.27               (1.64)(b)       72
          178             3.36                   4.30               (1.03)(b)      102
          267             3.23                   3.83                (.96)(b)       50
          428             3.30                   3.66                (.96)(b)       17
           68             1.95                   4.20                (.06)(b)       61
           94             2.02                   4.09                (.45)(b)       72
          155             1.95                   2.89                 .38 (b)      102
          179             1.96                   2.56                 .31 (b)       50
          321             1.75(f)                2.11(f)              .59 (b)(f)    17
-------------------------------------------------------------------------------------------
       17,053             2.22                   2.38                (.91)(b)       67
        7,695             2.25                   3.71                 .38 (b)      169
        5,549             2.29                   4.54                (.69)(b)      134
        5,823             2.16                   4.53                 .02 (b)      157
        1,345             2.22                   5.75                 .29 (b)       98
        8,617             2.93                   3.09               (1.62)(b)       67
        5,231             2.87                   4.33                (.24)(b)      169
        3,157             2.80                   5.05               (1.20)(b)      134
        2,520             2.71                   5.08                (.53)(b)      157
        1,320             2.90                   6.43                (.39)(b)       98
        5,189             2.94                   3.10               (1.64)(b)       67
        1,788             2.86                   4.32                (.23)(b)      169
          715             2.70                   4.95               (1.10)(b)      134
          472             2.73                   5.10                (.55)(b)      157
           41             3.57                   7.10               (1.06)(b)       98
          570             1.82                   1.98                (.51)(b)       67
          465             1.78                   3.24                 .85 (b)      169
           22             2.02                   4.27                (.42)(b)      134
           26             1.87(f)                4.24(f)              .31 (b)(f)   157

                                       51

FINANCIAL HIGHLIGHTS

                                                                         SELECTED PER SHARE DATA
                                                                                                   NET ASSET
                                                                                                     VALUE
                                                              SHARE                                BEGINNING
FUND NAME                                                     CLASS     FOR THE PERIOD FROM        OF PERIOD

IVY GLOBAL SCIENCE & TECHNOLOGY FUND                            A         01/02 to 12/31/2002      $13.31
                                                                          01/01 to 12/31/2001       27.53
                                                                          01/01 to 12/31/2000       48.90
                                                                          01/01 to 12/31/1999       23.63
                                                                          01/01 to 12/31/1998       17.47
                                                                B         01/02 to 12/31/2002       12.86
                                                                          01/01 to 12/31/2001       26.80
                                                                          01/01 to 12/31/2000       47.97
                                                                          01/01 to 12/31/1999       23.31
                                                                          01/01 to 12/31/1998       17.37
                                                                C         01/02 to 12/31/2002       12.91
                                                                          01/01 to 12/31/2001       26.93
                                                                          01/01 to 12/31/2000       48.19
                                                                          01/01 to 12/31/1999       23.38
                                                                          01/01 to 12/31/1998       17.40
                                                             ADVISOR      01/02 to 12/31/2002       13.34
                                                                          01/01 to 12/31/2001       27.54
                                                                          01/01 to 12/31/2000       48.82
                                                                          01/01 to 12/31/1999       23.62
                                                                       04/15(d) to 12/31/1998       20.19
                                                            -------------------------------------------------
IVY INTERNATIONAL FUND                                          A         01/02 to 12/31/2002       20.69
                                                                          01/01 to 12/31/2001       26.20
                                                                          01/01 to 12/31/2000       47.09
                                                                          01/01 to 12/31/1999       41.20
                                                                          01/01 to 12/31/1998       39.03
                                                                B         01/02 to 12/31/2002       20.03
                                                                          01/01 to 12/31/2001       25.64
                                                                          01/01 to 12/31/2000       46.78
                                                                          01/01 to 12/31/1999       40.97
                                                                          01/01 to 12/31/1998       38.82
                                                                C         01/02 to 12/31/2002       19.90
                                                                          01/01 to 12/31/2001       25.46
                                                                          01/01 to 12/31/2000       46.57
                                                                          01/01 to 12/31/1999       40.79
                                                                          01/01 to 12/31/1998       38.64
                                                                I         01/02 to 12/31/2002       20.85
                                                                          01/01 to 12/31/2001       26.35
                                                                          01/01 to 12/31/2000       47.09
                                                                          01/01 to 12/31/1999       41.21
                                                                          01/01 to 12/31/1998       39.06
                                                             ADVISOR      01/01 to 12/31/2002(h)    20.67
                                                                          01/01 to 12/31/2001       26.25
                                                                       08/31(d) to 12/31/2000       40.05

(a) Total return does not reflect a sales charge.
(b) Net investment income (loss) is net of expenses reimbursed by Manager.
(c) Based on average shares outstanding.
(d) Commencement.

na -- not applicable

(e) Total return represents aggregate total return.
(f) Annualized.
(g) Includes redemption fees added to capital paid-in (see Note 1). Total return would have been (21.10%) as of 12/31/02 and (21.15%) as of 12/31/01.
(h) Advisor Class shares were outstanding for the period from 01/01/02 through 06/11/02 and from 07/03/02 through 12/31/02.

                                       52

                                                FINANCIAL HIGHLIGHTS (continued)

                                      SELECTED PER SHARE DATA
 INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
                     NET GAINS OR                                 LESS DISTRIBUTIONS
       NET            (LOSSES) ON                    DIVIDENDS
    INVESTMENT        SECURITIES      TOTAL FROM      FROM NET     DISTRIBUTIONS
      INCOME         (REALIZED AND    INVESTMENT     INVESTMENT         FROM             TOTAL
      (LOSS)          UNREALIZED)     OPERATIONS       INCOME      REALIZED GAINS    DISTRIBUTIONS

      $(.13)(b)(c)      $ (6.04)      $ (6.17)          $ -            $ -              $ -
       (.31)(b)          (13.91)       (14.22)            -              -                -
       (.64)             (20.38)       (21.02)            -              .35              .35
       (.43)              29.27         28.84             -             3.57             3.57
       (.36)(c)            6.52          6.16             -              -                -
       (.20)(b)(c)        (5.83)        (6.03)            -              -                -
       (.45)(b)          (13.49)       (13.94)            -              -                -
       (.93)             (19.89)       (20.82)            -              .35              .35
       (.62)              28.67         28.05             -             3.39             3.39
       (.50)(c)            6.44          5.94             -              -                -
       (.20)(b)(c)        (5.84)        (6.04)            -              -                -
       (.53)(b)          (13.49)       (14.02)            -              -                -
      (1.10)             (19.81)       (20.91)            -              .35              .35
       (.70)              28.87         28.17             -             3.36             3.36
       (.48)(c)            6.46          5.98             -              -                -
       (.10)(b)(c)        (6.07)        (6.17)            -              -                -
       (.27)(b)          (13.93)       (14.20)            -              -                -
       (.43)             (20.50)       (20.93)            -              .35              .35
       (.24)              29.07         28.83             -             3.63             3.63
       (.20)(c)            3.63          3.43             -              -                -
---------------------------------------------------------------------------------------------------
        .06 (b)(c)        (4.40)(g)     (4.34)            -              -                -
        .05 (b)           (5.56)(g)     (5.51)            -              -                -
        .19              (12.44)       (12.25)            .04           8.60             8.64
        .30                8.31          8.61             .24           2.48             2.72
        .37                2.50          2.87             .35            .35              .70
       (.12)(b)(c)        (4.29)        (4.41)            -              -                -
       (.21)(b)           (5.40)        (5.61)            -              -                -
       (.17)             (12.33)       (12.50)            .04           8.60             8.64
       (.06)               8.27          8.21             -             2.40             2.40
        -                  2.50          2.50             -              .35              .35
       (.11)(b)(c)        (4.27)        (4.38)            -              -                -
       (.21)(b)           (5.35)        (5.56)            -              -                -
       (.19)             (12.28)       (12.47)            .04           8.60             8.64
       (.05)               8.23          8.18             -             2.40             2.40
        -                  2.50          2.50             -              .35              .35
        .14 (b)(c)        (4.51)        (4.37)            -              -                -
        .15 (b)           (5.65)        (5.50)            -              -                -
        .64              (12.74)       (12.10)            .04           8.60             8.64
        .52                8.34          8.86             .42           2.56             2.98
        .55                2.48          3.03             .53            .35              .88
       (.24)              (3.58)        (3.82)            -              -                -
        .01 (b)           (5.59)        (5.58)            -              -                -
        .02               (5.18)        (5.16)            .04           8.60             8.64

                                       53

FINANCIAL HIGHLIGHTS

                                                                SELECTED PER SHARE DATA
                                                                       NET ASSET
                                                                       VALUE AT      TOTAL
                                                              SHARE     END OF      RETURN
FUND NAME                                                     CLASS     PERIOD     (%)(A)(E)

IVY GLOBAL SCIENCE & TECHNOLOGY FUND                            A       $ 7.14     (46.36)
                                                                         13.31     (51.65)
                                                                         27.53     (42.99)
                                                                         48.90     122.56
                                                                         23.63      35.26
                                                                B         6.83     (46.89)
                                                                         12.86     (52.01)
                                                                         26.80     (43.41)
                                                                         47.97     120.82
                                                                         23.31      34.20
                                                                C         6.87     (46.79)
                                                                         12.91     (52.06)
                                                                         26.93     (43.40)
                                                                         48.19     120.98
                                                                         23.38      34.37
                                                             ADVISOR      7.17     (46.25)
                                                                         13.34     (51.56)
                                                                         27.54     (42.88)
                                                                         48.82     122.56
                                                                         23.62      16.99
                                                            --------------------------------
IVY INTERNATIONAL FUND                                          A        16.35     (20.96)(g)
                                                                         20.69     (21.03)(g)
                                                                         26.20     (17.26)
                                                                         47.09      21.05
                                                                         41.20       7.34
                                                                B        15.62     (22.00)
                                                                         20.03     (21.88)
                                                                         25.64     (17.95)
                                                                         46.78      20.15
                                                                         40.97       6.43
                                                                C        15.52     (22.00)
                                                                         19.90     (21.84)
                                                                         25.46     (17.97)
                                                                         46.57      20.16
                                                                         40.79       6.46
                                                                I        16.48     (20.95)
                                                                         20.85     (20.87)
                                                                         26.35     (16.92)
                                                                         47.09      21.66
                                                                         41.21       7.75
                                                             ADVISOR     16.85     (18.71)
                                                                         20.67     (21.26)
                                                                         26.25     (12.09)

(a) Total return does not reflect a sales charge.
(b) Net investment income (loss) is net of expenses reimbursed by Manager.

na -- not applicable
(c) Based on average shares outstanding.
(d) Commencement.
(e) Total return represents aggregate total return.
(f) Annualized.
(g) Includes redemption fees added to capital paid-in (see Note 1). Total return excluding redemption fees would have been (21.10%) for the year ended
    12/31/02 and (21.15%) for the year ended 12/31/01.

                                       54

                                                FINANCIAL HIGHLIGHTS (continued)

                               RATIOS AND SUPPLEMENTAL DATA
                        RATIO OF               RATIO OF            RATIO OF
    NET ASSETS,       EXPENSES TO            EXPENSES TO        NET INVESTMENT
      END OF          AVERAGE NET            AVERAGE NET        INCOME (LOSS)    PORTFOLIO
      PERIOD          ASSETS WITH           ASSETS WITHOUT        TO AVERAGE      TURNOVER
       (000)       REIMBURSEMENT (%)      REIMBURSEMENT (%)     NET ASSETS (%)    RATE (%)

    $    4,968            2.19                   3.37               (1.37)(b)      153
        13,472            2.20                   2.46               (1.65)(b)      135
        32,016              na                   1.82               (1.53)          69
        41,516              na                   1.98               (1.80)          62
        17,888              na                   2.16               (1.88)          73
         3,983            2.97                   4.15               (2.15)(b)      153
        11,731            2.96                   3.22               (2.41)(b)      135
        28,675              na                   2.55               (2.26)          69
        35,879              na                   2.74               (2.55)          62
        10,197              na                   2.95               (2.67)          73
           987            3.02                   4.20               (2.20)(b)      153
         2,918            2.98                   3.24               (2.43)(b)      135
         9,977              na                   2.53               (2.23)          69
        18,769              na                   2.68               (2.49)          62
         8,431              na                   2.84               (2.56)          73
           174            1.95                   3.13               (1.13)(b)      153
           361            2.01                   2.27               (1.46)(b)      135
           826              na                   1.64               (1.34)          69
           431              na                   1.89               (1.71)          62
            15              na                   2.18(f)            (1.91)(f)       73
-------------------------------------------------------------------------------------------
       126,733            1.89                   1.89                 .32           34
       344,641            1.60                   1.66                 .18 (b)       43
       588,282              na                   1.66                 .37           91
     1,573,615              na                   1.66                 .63            7
     1,613,797              na                   1.58                 .83           15
        68,430            2.85                   2.85                (.64)          34
       136,831            2.54                   2.60                (.76)(b)       43
       280,782              na                   2.50                (.47)          91
       540,514              na                   2.42                (.13)           7
       542,997              na                   2.41                (.01)          15
        13,563            2.83                   2.83                (.62)          34
        26,430            2.54                   2.60                (.76)(b)       43
        57,337              na                   2.49                (.46)          91
       143,320              na                   2.42                (.13)           7
       154,378              na                   2.40                 .01           15
         1,304            1.51                   1.51                 .70           34
        17,062            1.24                   1.30                 .54 (b)       43
        33,907              na                   1.24                 .79           91
       166,816              na                   1.18                1.11            7
       156,999              na                   1.18                1.23           15
             2            3.46(f)                3.46(f)            (1.24)(f)       34
             5            1.69                   1.75                 .09 (b)       43
             4              na                   2.10(f)             (.08)(f)       91

                                       55

FINANCIAL HIGHLIGHTS

                                                                         SELECTED PER SHARE DATA
                                                                                                   NET ASSET
                                                                                                     VALUE
                                                              SHARE                                BEGINNING
FUND NAME                                                     CLASS     FOR THE PERIOD FROM         PERIOD

IVY INTERNATIONAL SMALL COMPANIES FUND                          A         01/01 to 12/31/2002      $ 8.17
                                                                          01/01 to 12/31/2001       12.71
                                                                          01/01 to 12/31/2000       12.45
                                                                          01/01 to 12/31/1999        8.95
                                                                          01/01 to 12/31/1998        8.66
                                                                B         01/01 to 12/31/2002        8.00
                                                                          01/01 to 12/31/2001       12.53
                                                                          01/01 to 12/31/2000       12.30
                                                                          01/01 to 12/31/1999        8.92
                                                                          01/01 to 12/31/1998        8.63
                                                                C         01/01 to 12/31/2002        8.04
                                                                          01/01 to 12/31/2001       12.60
                                                                          01/01 to 12/31/2000       12.38
                                                                          01/01 to 12/31/1999        8.97
                                                                          01/01 to 12/31/1998        8.65
                                                             ADVISOR      01/01 to 12/31/2002        8.23
                                                                          01/01 to 12/31/2001       12.76
                                                                          01/01 to 12/31/2000       12.48
                                                                       07/01(d) to 12/31/1999        9.94
                                                            -------------------------------------------------
IVY INTERNATIONAL VALUE FUND                                    A         01/01 to 12/31/2002        9.10
                                                                          01/01 to 12/31/2001       11.01
                                                                          01/01 to 12/31/2000       11.99
                                                                          01/01 to 12/31/1999        9.48
                                                                          01/01 to 12/31/1998        8.98
                                                                B         01/01 to 12/31/2002        8.97
                                                                          01/01 to 12/31/2001       10.94
                                                                          01/01 to 12/31/2000       11.91
                                                                          01/01 to 12/31/1999        9.42
                                                                          01/01 to 12/31/1998        8.93
                                                                C         01/01 to 12/31/2002        8.97
                                                                          01/01 to 12/31/2001       10.94
                                                                          01/01 to 12/31/2000       11.92
                                                                          01/01 to 12/31/1999        9.42
                                                                          01/01 to 12/31/1998        8.93
                                                             ADVISOR      01/01 to 12/31/2002        9.14
                                                                          01/01 to 12/31/2001       11.03
                                                                          01/01 to 12/31/2000       11.99
                                                                          01/01 to 12/31/1999        9.48
                                                                       02/23(d) to 12/31/1998        9.63

(a) Total return does not reflect a sales charge.
(b) Net investment income (loss) is net of expenses reimbursed by Manager.

na -- not applicable
(c) Based on average shares outstanding.
(d) Commencement.
(e) Total return represents aggregate total return.
(f) Annualized.
(g) Includes redemption fees added to capital paid-in (see Note 1). Total return excluding redemption fees would have been (16.24%) for the year ended
    12/31/02 and (17.26%) for the year ended 12/31/01.

                                       56

                                                FINANCIAL HIGHLIGHTS (continued)

                                      SELECTED PER SHARE DATA
 INCREASE (DECREASE) FROM INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                     NET GAINS OR
       NET            (LOSSES) ON                    DIVIDENDS
    INVESTMENT        SECURITIES      TOTAL FROM      FROM NET     DISTRIBUTIONS
      INCOME         (REALIZED AND    INVESTMENT     INVESTMENT         FROM             TOTAL
      (LOSS)          UNREALIZED)     OPERATIONS       INCOME      REALIZED GAINS    DISTRIBUTIONS

      $(.06)(b)(c)       $(2.0)        $(2.06)          $ -            $ -              $ -
       (.12)(b)(c)       (4.41)         (4.53)            -              .01              .01
       (.03)(b)(c)         .64            .61             -              .35              .35
       (.05)(b)           3.58           3.53             -              .03              .03
        .04 (b)            .41            .45             .15            .01              .16
       (.10)(b)(c)       (1.96)         (2.06)            -              -                -
       (.18)(b)(c)       (4.34)         (4.52)            -              .01              .01
       (.13)(b)            .65            .52             -              .29              .29
       (.13)(b)           3.54           3.41             -              .03              .03
       (.03)(b)            .41            .38             .08            .01              .09
       (.10)(b)(c)       (1.96)         (2.06)            -              -                -
       (.18)(b)(c)       (4.37)         (4.55)            -              .01              .01
       (.12)(b)            .64            .52             -              .30              .30
       (.12)(b)           3.56           3.44             -              .03              .03
       (.03)(b)            .42            .39             .06            .01              .07
       (.03)(b)(c)       (2.02)         (2.05)            -              -                -
       (.08)(b)(c)       (4.44)         (4.52)            -              .01              .01
        .02 (b)(c)         .64            .66             -              .38              .38
        -   (b)           2.57           2.57             -              .03              .03
---------------------------------------------------------------------------------------------------
        .08 (b)(c)       (1.53)(g)      (1.45)            -              -                -
        .07 (b)          (1.96)(g)      (1.89)            .02            -                .02
        .14 (b)          (1.01)          (.87)            .04            .07              .11
        .09 (b)           2.54           2.63             .10            .02              .12
        .08 (b)            .52            .60             .08            .02              .10
        .01 (b)(c)       (1.66)         (1.65)            -              -                -
       (.02)(b)          (1.93)         (1.95)            .02            -                .02
        .02 (b)           (.96)          (.94)            .01            .02              .03
        .01 (b)           2.51           2.52             .01            .02              .03
        .01 (b)            .51            .52             .01            .02              .03
        .01 (b)(c)       (1.66)         (1.65)            -              -                -
       (.02)(b)          (1.93)         (1.95)            .02            -                .02
        .02 (b)           (.97)          (.95)            .01            .02              .03
        .02 (b)           2.51           2.53             .01            .02              .03
        .01 (b)            .51            .52             .01            .02              .03
        .10 (b)(c)       (1.70)         (1.60)            -              -                -
        .11 (b)          (1.98)         (1.87)            .02            -                .02
        .50 (b)          (1.33)          (.83)            .05            .08              .13
        .04 (b)           2.64           2.68             .10            .07              .17
        .11 (b)           (.13)          (.02)            .11            .02              .13

                                       57

FINANCIAL HIGHLIGHTS

                                                                  SELECTED PER SHARE DATA
                                                                       NET ASSET
                                                                       VALUE AT       TOTAL
                                                              SHARE     END OF        RETURN
FUND NAME                                                     CLASS     PERIOD      (%)(A)(E)

IVY INTERNATIONAL SMALL COMPANIES FUND                          A        $6.11       (25.21)
                                                                          8.17       (35.65)
                                                                         12.71         4.94
                                                                         12.45        39.45
                                                                          8.95         5.24
                                                                B         5.94       (25.75)
                                                                          8.00       (36.09)
                                                                         12.53         4.27
                                                                         12.30        38.24
                                                                          8.92         4.46
                                                                C         5.98       (25.62)
                                                                          8.04       (36.13)
                                                                         12.60         4.25
                                                                         12.38        38.36
                                                                          8.97         4.55
                                                             ADVISOR      6.18       (24.91)
                                                                          8.23       (35.44)
                                                                         12.76         5.32
                                                                         12.48        25.87
                                                            -----------------------------------
IVY INTERNATIONAL VALUE FUND                                    A         7.65       (15.93)(g)
                                                                          9.10       (17.17)(g)
                                                                         11.01        (7.25)
                                                                         11.99        27.79
                                                                          9.48         6.63
                                                                B         7.32       (18.39)
                                                                          8.97       (17.84)
                                                                         10.94        (7.94)
                                                                         11.91        26.81
                                                                          9.42         5.84
                                                                C         7.32       (18.39)
                                                                          8.97       (17.84)
                                                                         10.94        (7.97)
                                                                         11.92        26.91
                                                                          9.42         5.79
                                                             ADVISOR      7.54       (17.51)
                                                                          9.14       (17.03)
                                                                         11.03        (6.90)
                                                                         11.99        28.30
                                                                          9.48         (.15)

(a) Total return does not reflect a sales charge.
(b) Net investment income (loss) is net of expenses reimbursed by Manager.

na -- not applicable
(c) Based on average shares outstanding.
(d) Commencement.
(e) Total return represents aggregate total return.
(f) Annualized.
(g) Includes redemption fees added to capital paid-in (see Note 1). Total return excluding redemption fees would have been (16.24%) for the year ended
    12/31/02 and (17.26%) for the year ended 12/31/01.

                                       58

                                                FINANCIAL HIGHLIGHTS (continued)

                            RATIOS AND SUPPLEMENTAL DATA
                      RATIO OF            RATIO OF           RATIO OF
    NET ASSETS,      EXPENSES TO         EXPENSES TO      NET INVESTMENT
      END OF         AVERAGE NET         AVERAGE NET      INCOME (LOSS)    PORTFOLIO
      PERIOD         ASSETS WITH       ASSETS WITHOUT       TO AVERAGE      TURNOVER
       (000)      REIMBURSEMENT (%)   REIMBURSEMENT (%)   NET ASSETS (%)    RATE (%)

     $  1,435           2.28                4.59               (.79)(b)      146
        3,583           2.24                3.15              (1.15)(b)      118
        8,976           2.24                3.77               (.21)(b)      124
        1,069           2.33                8.56               (.47)(b)       98
          980           2.47                6.38                .39 (b)       18
        1,475           2.93                5.24              (1.44)(b)      146
        3,190           2.95                3.86              (1.85)(b)      118
        5,553           2.96                4.49               (.93)(b)      124
        1,238           3.10                9.33              (1.23)(b)       98
        1,027           3.24                7.15               (.38)(b)       18
          945           2.92                5.23              (1.43)(b)      146
        2,308           2.96                3.87              (1.87)(b)      118
        4,522           2.96                4.49               (.93)(b)      124
        1,196           3.04                9.27              (1.18)(b)       98
        1,125           3.16                7.07               (.30)(b)       18
          296(f)        1.84                4.15               (.35)(b)      146
          982           1.87                2.78               (.78)(b)      118
        4,165           1.89                3.42                .15 (b)      124
          291           1.83(f)             8.06(f)             .03 (b)(f)    98
-------------------------------------------------------------------------------------
        7,854           1.77                2.32                .91 (b)       48
       13,238           1.77                2.15                .58 (b)       39
       23,565           1.74                1.92                .96 (b)       36
       32,624           1.72                1.87                .92 (b)       21
       24,993           1.74                1.88                .80 (b)       16
       28,123           2.50                3.05                .18 (b)       48
       46,210           2.50                2.88               (.15)(b)       39
       75,609           2.51                2.69                .20 (b)       36
       95,363           2.51                2.66                .12 (b)       21
       80,938           2.49                2.63                .05 (b)       16
        9,223           2.50                3.05                .18 (b)       48
       16,096           2.51                2.89               (.16)(b)       39
       29,726           2.51                2.69                .19 (b)       36
       43,995           2.49                2.64                .14 (b)       21
       40,408           2.52                2.66                .03 (b)       16
          124           1.50                2.05               1.18 (b)       48
          377           1.47                1.85                .89 (b)       39
          668           1.35                1.53               1.36 (b)       36
        2,748           1.38                1.53               1.25 (b)       21
          510           1.32(f)             1.45(f)            1.23 (b)(f)    16

                                       59

FINANCIAL HIGHLIGHTS

                                                                         SELECTED PER SHARE DATA
                                                                                                   NET ASSET
                                                                                                     VALUE
                                                              SHARE                                BEGINNING
FUND NAME                                                     CLASS     FOR THE PERIOD FROM         PERIOD

IVY PACIFIC OPPORTUNITIES FUND                                  A         01/02 to 12/31/2002      $ 6.72
                                                                          01/01 to 12/31/2001        7.42
                                                                          01/01 to 12/31/2000        9.15
                                                                          01/01 to 12/31/1999        6.30
                                                                          01/01 to 12/31/1998        8.04
                                                                B         01/01 to 12/31/2002        6.56
                                                                          01/01 to 12/31/2001        7.33
                                                                          01/01 to 12/31/2000        9.04
                                                                          01/01 to 12/31/1999        6.24
                                                                          01/01 to 12/31/1998        7.96
                                                                C         01/01 to 12/31/2002        6.55
                                                                          01/01 to 12/31/2001        7.31
                                                                          01/01 to 12/31/2000        9.07
                                                                          01/01 to 12/31/1999        6.25
                                                                          01/01 to 12/31/1998        7.94
                                                             ADVISOR      01/01 to 12/31/2002        6.59
                                                                          01/01 to 12/31/2001        7.30
                                                                          01/01 to 12/31/2000        9.03
                                                                          01/01 to 12/31/1999        6.27
                                                                       02/10(d) to 12/31/1998        7.89
                                                            -------------------------------------------------
IVY GROWTH FUND                                                 A         01/01 to 12/31/2002       11.61
                                                                          01/01 to 12/31/2001       14.98
                                                                          01/01 to 12/31/2000       22.15
                                                                          01/01 to 12/31/1999       19.88
                                                                          01/01 to 12/31/1998       17.80
                                                                B         01/02 to 12/31/2002       11.11
                                                                          01/01 to 12/31/2001       14.48
                                                                          01/01 to 12/31/2000       21.72
                                                                          01/01 to 12/31/1999       19.60
                                                                          01/01 to 12/31/1998       17.72
                                                                C         01/01 to 12/31/2002       10.85
                                                                          01/01 to 12/31/2001       14.14
                                                                          01/01 to 12/31/2000       21.28
                                                                          01/01 to 12/31/1999       19.27
                                                                          01/01 to 12/31/1998       17.47
                                                             ADVISOR      01/01 to 12/31/2002       11.58
                                                                          01/01 to 12/31/2001       14.99
                                                                          01/01 to 12/31/2000       22.18
                                                                          01/01 to 12/31/1999       19.91
                                                                       04/30(d) to 12/31/1998       20.36

(a) Total return does not reflect a sales charge.
(b) Net investment income (loss) is net of expenses reimbursed by Manager.

na -- not applicable
(c) Based on average shares outstanding.
(d) Commencement.
(e) Total return represents aggregate total return.
(f) Annualized.
(g) Includes redemption fees added to capital paid-in (see Note 1). Total return excluding redemption fees would have been (11.58%) for the year ended
    12/31/02 and (9.83%) for the year ended 12/31/01.

                                       60

                                                FINANCIAL HIGHLIGHTS (continued)

                                      SELECTED PER SHARE DATA
 INCREASE (DECREASE) FROM INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                     NET GAINS OR
       NET            (LOSSES) ON                    DIVIDENDS
    INVESTMENT        SECURITIES      TOTAL FROM      FROM NET     DISTRIBUTIONS
      INCOME         (REALIZED AND    INVESTMENT     INVESTMENT         FROM             TOTAL
      (LOSS)          UNREALIZED)     OPERATIONS       INCOME      REALIZED GAINS    DISTRIBUTIONS

      $ .01 (b)(c)      $ (.77)(g)     $ (.76)          $ -            $ -              $ -
       (.03)(b)(c)        (.66)(g)       (.69)            .01            -                .01
        .07 (b)          (1.74)         (1.67)            .06            -                .06
        .08 (b)           2.86           2.94             .08            .01              .09
        .13 (b)          (1.78)         (1.65)            .09            -                .09
       (.04)(b)(c)        (.77)          (.81)            -              -                -
       (.08)(b)(c)        (.68)          (.76)            .01            -                .01
        .01 (b)          (1.71)         (1.70)            .01            -                .01
        .02 (b)           2.81           2.83             .02            .01              .03
        .05 (b)          (1.73)         (1.68)            .04            -                .04
       (.03)(b)(c)        (.77)          (.80)            -              -                -
       (.08)(b)(c)        (.67)          (.75)            .01            -                .01
        .01 (b)          (1.71)         (1.70)            .06            -                .06
        .02 (b)           2.82           2.84             .01            .01              .02
        .08 (b)          (1.75)         (1.67)            .02            -                .02
        .04 (b)(c)        (.82)          (.78)            -              -                -
       (.02)(b)(c)        (.68)          (.70)            .01            -                .01
        .12 (b)(c)       (1.82)         (1.70)            .03            -                .03
        .04 (b)           2.86           2.90             .13            .01              .14
        .08 (b)          (1.62)         (1.54)            .08            -                .08
---------------------------------------------------------------------------------------------------
       (.09)(b)(c)       (3.24)         (3.33)            -              -                -
       (.07)(c)          (3.29)         (3.36)            -              .01              .01
       (.15)             (4.84)         (4.99)            -             2.18             2.18
       (.32)              6.61           6.29             -             4.02             4.02
        .01               2.49           2.50             .02            .40              .42
       (.18)(b)(c)       (3.09)         (3.27)            -              -                -
       (.19)(c)          (3.17)         (3.36)            -              .01              .01
       (.30)             (4.76)         (5.06)            -             2.18             2.18
       (.21)              6.17           5.96             -             3.84             3.84
       (.16)              2.46           2.30             .02            .40              .42
       (.20)(b)(c)       (3.01)         (3.21)            -              -                -
       (.19)(c)          (3.09)         (3.28)            -              .01              .01
       (.26)             (4.70)         (4.96)            -             2.18             2.18
       (.25)              6.08           5.83             -             3.82             3.82
       (.16)              2.38           2.22             .02            .40              .42
       (.06)(b)(c)       (3.26)         (3.32)            -              -                -
       (.08)(c)          (3.32)         (3.40)            -              .01              .01
       (.15)             (4.86)         (5.01)            -             2.18             2.18
       (.04)              6.33           6.29             -             4.02             4.02
        .03               (.06)          (.03)            .02            .40              .42

                                       61

FINANCIAL HIGHLIGHTS

                                                                   SELECTED PER SHARE DATA
                                                                       NET ASSET
                                                                       VALUE AT        TOTAL
                                                              SHARE     END OF         RETURN
FUND NAME                                                     CLASS     PERIOD       (%)(A)(E)

IVY PACIFIC OPPORTUNITIES FUND                                  A       $ 5.96      $(11.31)(g)
                                                                          6.72        (9.29)(g)
                                                                          7.42       (18.25)
                                                                          9.15        46.72
                                                                          6.30       (20.56)
                                                                B         5.75       (12.35)
                                                                          6.56       (10.35)
                                                                          7.33       (18.80)
                                                                          9.04        45.33
                                                                          6.24       (21.04)
                                                                C         5.75       (12.21)
                                                                          6.55       (10.25)
                                                                          7.31       (18.79)
                                                                          9.07        45.41
                                                                          6.25       (21.02)
                                                             ADVISOR      5.81       (11.84)
                                                                          6.59        (9.58)
                                                                          7.30       (18.77)
                                                                          9.03        46.29
                                                                          6.27       (19.56)
                                                            -------------------------------------
IVY GROWTH FUND                                                 A         8.28       (28.68)
                                                                         11.61       (22.43)
                                                                         14.98       (22.31)
                                                                         22.15        31.87
                                                                         19.88        14.05
                                                                B         7.84       (29.43)
                                                                         11.11       (23.21)
                                                                         14.48       (23.07)
                                                                         21.72        30.63
                                                                         19.60        12.99
                                                                C         7.64       (29.59)
                                                                         10.85       (23.20)
                                                                         14.14       (23.08)
                                                                         21.28        30.43
                                                                         19.27        12.72
                                                             ADVISOR      8.26       (28.67)
                                                                         11.58       (22.68)
                                                                         14.99       (22.37)
                                                                         22.18        31.78
                                                                         19.91         (.14)

(a) Total return does not reflect a sales charge.
(b) Net investment income (loss) is net of expenses reimbursed by Manager.

na -- not applicable
(c) Based on average shares outstanding.
(d) Commencement.
(e) Total return represents aggregate total return.
(f) Annualized.
(g) Includes redemption fees added to capital paid-in (see Note 1). Total return excluding redemption fees would have been (11.58%) for the year ended
    12/31/02 and (9.83%) for the year ended 12/31/01.

                                       62

                                                FINANCIAL HIGHLIGHTS (continued)

                            RATIOS AND SUPPLEMENTAL DATA
                      RATIO OF            RATIO OF           RATIO OF
    NET ASSETS,      EXPENSES TO         EXPENSES TO      NET INVESTMENT
      END OF         AVERAGE NET         AVERAGE NET      INCOME (LOSS)    PORTFOLIO
      PERIOD         ASSETS WITH       ASSETS WITHOUT       TO AVERAGE      TURNOVER
       (000)      REIMBURSEMENT (%)   REIMBURSEMENT (%)   NET ASSETS (%)    RATE (%)

     $  5,318           2.21                3.52                .20 (b)       16
        6,291           2.21                3.57               (.49)(b)       82
        9,096           2.16                3.10                .83 (b)      108
       12,738           2.19                2.84               1.01 (b)       23
        9,061           2.30                2.86               1.60 (b)       56
        2,678           2.96                4.27               (.55)(b)       16
        3,966           2.95                4.31              (1.22)(b)       82
        6,462           2.92                3.86                .07 (b)      108
        7,508           2.97                3.62                .24 (b)       23
        6,080           3.08                3.64                .82 (b)       56
          539           2.94                4.25               (.53)(b)       16
          917           2.90                4.26              (1.18)(b)       82
        1,539           3.03                3.97               (.03)(b)      108
          776           3.03                3.68                .18 (b)       23
          704           2.98                3.54                .92 (b)       56
           34           1.74                3.05                .67 (b)       16
            3           2.03                3.39               (.31)(b)       82
           42           1.77                2.71               1.23 (b)      108
          313           1.79                2.44               1.42 (b)       23
           10           2.92(f)             3.48(f)             .98 (b)(f)    56
-------------------------------------------------------------------------------------
      113,985             na                1.75               (.92)          89
      180,806             na                1.51               (.55)         114
      261,744             na                1.34               (.73)          94
      363,723             na                1.38               (.13)          51
      318,444             na                1.38                .03           59
        2,511             na                2.75              (1.93)          89
        5,763             na                2.50              (1.54)         114
        7,517             na                2.31              (1.70)          94
        8,070             na                2.34              (1.09)          51
        4,889             na                2.32               (.90)          59
          157             na                2.99              (2.17)          89
          350             na                2.55              (1.59)         114
          744             na                2.33              (1.72)          94
          576             na                2.47              (1.22)          51
          263             na                2.53              (1.11)          59
          138             na                1.68               (.86)          89
          296             na                1.58               (.62)         114
          359             na                1.41               (.80)          94
          438             na                1.42               (.17)          51
          347             na                1.18(f)             .24 (f)       59

                                       63

FINANCIAL HIGHLIGHTS

                                                                         SELECTED PER SHARE DATA
                                                                                                   NET ASSET
                                                                                                     VALUE
                                                              SHARE                                BEGINNING
FUND NAME                                                     CLASS     FOR THE PERIOD FROM        OF PERIOD

IVY US BLUE CHIP FUND                                           A         01/01 to 12/31/2002      $ 9.36
                                                                          01/01 to 12/31/2001       10.59
                                                                          01/01 to 12/31/2000       12.32
                                                                          01/01 to 12/31/1999       10.74
                                                                       11/02(d) to 12/31/1998       10.00
                                                                B         01/01 to 12/31/2002        9.20
                                                                          01/01 to 12/31/2001       10.48
                                                                          01/01 to 12/31/2000       12.29
                                                                          01/01 to 12/31/1999       10.72
                                                                       11/06(d) to 12/31/1998       10.30
                                                                C         01/01 to 12/31/2002        9.19
                                                                          01/01 to 12/31/2001       10.49
                                                                          01/01 to 12/31/2000       12.30
                                                                          01/01 to 12/31/1999       10.72
                                                                       11/06(d) to 12/31/1998       10.30
                                                             ADVISOR      01/01 to 12/31/2002        9.44
                                                                          01/01 to 12/31/2001       10.65
                                                                          01/01 to 12/31/2000       12.35
                                                                          01/01 to 12/31/1999       10.74
                                                                       11/02(d) to 12/31/1998       10.00
                                                            -------------------------------------------------
IVY US EMERGING GROWTH FUND                                     A         01/01 to 12/31/2002       20.16
                                                                          01/01 to 12/31/2001       30.31
                                                                          01/01 to 12/31/2000       47.29
                                                                          01/01 to 12/31/1999       32.65
                                                                          01/01 to 12/31/1998       27.67
                                                                B         01/01 to 12/31/2002       19.19
                                                                          01/01 to 12/31/2001       29.10
                                                                          01/01 to 12/31/2000       46.01
                                                                          01/01 to 12/31/1999       31.93
                                                                          01/01 to 12/31/1998       27.26
                                                                C         01/01 to 12/31/2002       19.18
                                                                          01/01 to 12/31/2001       29.08
                                                                          01/01 to 12/31/2000       45.98
                                                                          01/01 to 12/31/1999       31.91
                                                                          01/01 to 12/31/1998       27.23
                                                             ADVISOR      01/01 to 12/31/2002       20.36
                                                                          01/01 to 12/31/2001       30.57
                                                                          01/01 to 12/31/2000       47.57
                                                                          01/01 to 12/31/1999       32.79
                                                                       02/18(d) to 12/31/1998       28.82

(a) Total return does not reflect a sales charge.
(b) Net investment income (loss) is net of expenses reimbursed by Manager.

na -- not applicable
(c) Based on average shares outstanding.
(d) Commencement.
(e) Total return represents aggregate total return.
(f) Annualized.
(g) Includes redemption fees added to capital paid-in (see Note 1). Total returns for US Blue Chip and US Emerging Growth were not affected as redemption fees were less than 0.01 per share.

                                       64

                                                FINANCIAL HIGHLIGHTS (continued)

                                      SELECTED PER SHARE DATA
 INCREASE (DECREASE) FROM INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                     NET GAINS OR
       NET            (LOSSES) ON                    DIVIDENDS
    INVESTMENT        SECURITIES      TOTAL FROM      FROM NET     DISTRIBUTIONS
      INCOME         (REALIZED AND    INVESTMENT     INVESTMENT         FROM             TOTAL
      (LOSS)          UNREALIZED)     OPERATIONS       INCOME      REALIZED GAINS    DISTRIBUTIONS

      $ .00 (b)(c)      $(2.04)(g)     $(2.04)          $ -            $ -              $ -
       (.02)(b)(c)       (1.21)         (1.23)            -              -                -
       (.03)(b)          (1.54)         (1.57)            -              .16              .16
       (.01)(b)           1.66           1.65             .07            -                .07
          - (b)(c)         .74            .74             -              -                -
       (.06)(b)(c)       (2.00)         (2.06)            -              -                -
       (.09)(b)(c)       (1.19)         (1.28)            -              -                -
       (.09)(b)          (1.56)         (1.65)            -              .16              .16
       (.07)(b)           1.65           1.58             .01            -                .01
       (.01)(b)(c)         .43            .42             -              -                -
       (.07)(b)(c)       (1.99)         (2.06)            -              -                -
       (.09)(b)(c)       (1.21)         (1.30)            -              -                -
       (.12)(b)          (1.53)         (1.65)            -              .16              .16
       (.07)(b)           1.66           1.59             .01            -                .01
       (.01)(b)(c)         .43            .42             -              -                -
        .04 (b)(c)       (2.07)         (2.03)            -              -                -
        .01 (b)(c)       (1.22)         (1.21)            -              -                -
       (.01)(b)          (1.53)         (1.54)            -              .16              .16
        .02 (b)           1.69           1.71             .10            -                .10
        .01 (b)(c)         .73            .74             -              -                -
---------------------------------------------------------------------------------------------------
       (.34)(b)(c)       (7.26)(g)      (7.60)            -              -                -
       (.37)             (9.78)(g)     (10.15)            -              -                -
       (.50)            (11.94)        (12.44)            -             4.54             4.54
       (.49)             20.70          20.21             -             5.57             5.57
       (.44)(c)           5.42           4.98             -              -                -
       (.45)(b)(c)       (6.88)         (7.33)            -              -                -
       (.58)             (9.33)         (9.91)            -              -                -
       (.81)            (11.56)        (12.37)            -             4.54             4.54
       (.77)             20.15          19.38             -             5.30             5.30
       (.65)(c)           5.32           4.67             -              -                -
       (.45)(b)(c)       (6.88)         (7.33)            -              -                -
       (.61)             (9.29)         (9.90)            -              -                -
       (.92)            (11.44)        (12.36)            -             4.54             4.54
       (.80)             20.19          19.39             -             5.32             5.32
       (.63)(c)           5.31           4.68             -              -                -
       (.31)(b)(c)       (7.34)         (7.65)            -              -                -
       (.34)             (9.87)        (10.21)            -              -                -
       (.40)            (12.06)        (12.46)            -             4.54             4.54
       (.44)             20.85          20.41             -             5.63             5.63
       (.23)(c)           4.20           3.97             -              -                -

                                       65

FINANCIAL HIGHLIGHTS

                                                                  SELECTED PER SHARE DATA
                                                                       NET ASSET
                                                                       VALUE AT       TOTAL
                                                              SHARE     END OF        RETURN
FUND NAME                                                     CLASS     PERIOD      (%)(A)(E)

IVY US BLUE CHIP FUND                                           A       $ 7.32      (21.79)(g)
                                                                          9.36      (11.61)
                                                                         10.59      (12.69)
                                                                         12.32       15.35
                                                                         10.74        7.40
                                                                B         7.14      (22.39)
                                                                          9.20      (12.21)
                                                                         10.48      (13.37)
                                                                         12.29       14.74
                                                                         10.72        4.08
                                                                C         7.13      (22.42)
                                                                          9.19      (12.39)
                                                                         10.49      (13.36)
                                                                         12.30       14.84
                                                                         10.72        4.08
                                                             ADVISOR      7.41      (21.50)
                                                                          9.44      (11.36)
                                                                         10.65      (12.42)
                                                                         12.35       15.89
                                                                         10.74        7.40
                                                            -----------------------------------
IVY US EMERGING GROWTH FUND                                     A        12.56      (37.70)(g)
                                                                         20.16      (33.49)(g)
                                                                         30.31      (25.81)
                                                                         47.29       62.47
                                                                         32.65       18.00
                                                                B        11.86      (38.20)
                                                                         19.19      (34.05)
                                                                         29.10      (26.38)
                                                                         46.01       61.27
                                                                         31.93       17.13
                                                                C        11.85      (38.22)
                                                                         19.18      (34.04)
                                                                         29.08      (26.37)
                                                                         45.98       61.32
                                                                         31.91       17.19
                                                             ADVISOR     12.71      (37.57)
                                                                         20.36      (33.40)
                                                                         30.57      (25.70)
                                                                         47.57       62.85
                                                                         32.79       13.78

(a) Total return does not reflect a sales charge.
(b) Net investment income (loss) is net of expenses reimbursed by Manager.

na -- not applicable
(c) Based on average shares outstanding.
(d) Commencement.
(e) Total return represents aggregate total return.
(f) Annualized.
(g) Includes redemption fees added to capital paid-in (see Note 1). Total returns for US Blue Chip and US Emerging Growth were not affected as redemption fees were less than $0.01 per share.

                                       66

                                                FINANCIAL HIGHLIGHTS (continued)

                            RATIOS AND SUPPLEMENTAL DATA
                      RATIO OF            RATIO OF           RATIO OF
    NET ASSETS,      EXPENSES TO         EXPENSES TO      NET INVESTMENT
      END OF         AVERAGE NET         AVERAGE NET      INCOME (LOSS)    PORTFOLIO
      PERIOD         ASSETS WITH       ASSETS WITHOUT       TO AVERAGE      TURNOVER
       (000)      REIMBURSEMENT (%)   REIMBURSEMENT (%)   NET ASSETS (%)    RATE (%)

     $ 24,950           1.57                2.08                .03 (b)       85
       38,754           1.56                1.83               (.16)(b)       74
       57,584           1.57                1.81               (.47)(b)       69
        3,353           1.46                3.49               (.12)(b)       80
          726           1.43(f)             6.34(f)             .02 (b)(f)     3
        9,438           2.31                2.82               (.71)(b)       85
       19,379           2.31                2.58               (.90)(b)       74
       24,314           2.31                2.55              (1.21)(b)       69
        8,742           2.15                4.18               (.81)(b)       80
        1,047           2.13(f)             7.04(f)            (.68)(b)(f)     3
          448           2.40                2.91               (.80)(b)       85
        1,119           2.36                2.63               (.96)(b)       74
        2,965           2.30                2.54              (1.20)(b)       69
        2,497           2.08                4.11               (.74)(b)       80
          110           2.22(f)             7.13(f)            (.77)(b)(f)     3
          719           1.16                1.67                .43 (b)       85
          808           1.26                1.53                .14 (b)       74
        1,061           1.24                1.48               (.13)(b)       69
          920           1.10                3.13                .24 (b)       80
          537           1.08(f)             5.99(f)             .37 (b)(f)     3
-------------------------------------------------------------------------------------
       16,481             na                2.24              (2.17)         109
       43,974             na                1.80              (1.33)         133
       78,840             na                1.55              (1.23)          83
      101,798             na                1.69              (1.53)         107
       62,961             na                1.70              (1.48)          67
       10,104             na                3.08              (3.01)         109
       26,856             na                2.61              (2.14)         133
       56,036             na                2.31              (2.00)          83
       79,659             na                2.43              (2.27)         107
       52,940             na                2.45              (2.23)          67
        1,238             na                3.06              (3.00)         109
        3,998             na                2.61              (2.14)         133
        9,048             na                2.30              (1.98)          83
       15,438             na                2.39              (2.23)         107
        9,664             na                2.40              (2.18)          67
          480             na                2.04              (1.98)         109
          991             na                1.63              (1.16)         133
        1,987             na                1.36              (1.04)          83
        1,432             na                1.46              (1.30)         107
          740             na                1.22 (f)          (1.00)(f)       67

                                       67

FINANCIAL HIGHLIGHTS

                                                                         SELECTED PER SHARE DATA
                                                                                                   NET ASSET
                                                                                                     VALUE
                                                              SHARE                                BEGINNING
FUND NAME                                                     CLASS     FOR THE PERIOD FROM        OF PERIOD

IVY BOND FUND                                                   A         01/01 to 12/31/2002      $ 8.09
                                                                          01/01 to 12/31/2001        7.89
                                                                          01/01 to 12/31/2000        8.29
                                                                          01/01 to 12/31/1999        9.54
                                                                          01/01 to 12/31/1998       10.22
                                                                B         01/01 to 12/31/2002        8.06
                                                                          01/01 to 12/31/2001        7.88
                                                                          01/01 to 12/31/2000        8.28
                                                                          01/01 to 12/31/1999        9.53
                                                                          01/01 to 12/31/1998       10.22
                                                                C         01/01 to 12/31/2002        8.08
                                                                          01/01 to 12/31/2001        7.91
                                                                          01/01 to 12/31/2000        8.31
                                                                          01/01 to 12/31/1999        9.55
                                                                          01/01 to 12/31/1998       10.24
                                                             ADVISOR      01/01 to 12/31/2002        8.12
                                                                          01/01 to 12/31/2001        7.90
                                                                          01/01 to 12/31/2000        8.28
                                                                          01/01 to 12/31/1999        9.54
                                                                       01/20(d) to 12/31/1998       10.28
                                                            -------------------------------------------------
IVY MONEY MARKET FUND                                           A         01/01 to 12/31/2002        1.00
                                                                          01/01 to 12/31/2001        1.00
                                                                          01/01 to 12/31/2000        1.00
                                                                          01/01 to 12/31/1999        1.00
                                                                          01/01 to 12/31/1998        1.00
                                                                B         01/01 to 12/31/2002        1.00
                                                                          01/01 to 12/31/2001        1.00
                                                                          01/01 to 12/31/2000        1.00
                                                                          01/01 to 12/31/1999        1.00
                                                                          01/01 to 12/31/1998        1.00
                                                                C         01/01 to 12/31/2002        1.00
                                                                          01/01 to 12/31/2001        1.00
                                                                          01/01 to 12/31/2000        1.00
                                                                          01/01 to 12/31/1999        1.00
                                                                          01/01 to 12/31/1998        1.00

(a) Total return does not reflect a sales charge.
(b) Net investment income (loss) is net of expenses reimbursed by Manager.
(c) Based on average shares outstanding.
(d) Commencement.
(e) Total return represents aggregate total return.

na -- not applicable
(f) Annualized.
(g) Includes redemption fees added to capital paid-in (see Note 1). Total return excluding redemption fees would have been 8.83% for the year ended
    12/31/102 and 8.55% for the year ended 12/31/01.
(h) Dividend includes a return of capital distribution of $0.01 per average share.
(i) The seven day and thirty day yield for Class A shares at December 31,
    2002 was 0.45% and 0.40%, respectively. The seven day yield for Class B shares at December 31, 2002 was 0.46% and the thirty day yield was 0.42%.
    The seven day yield for Class C shares at December 31, 2002 was 0.55% and the thirty day yield was 0.46%.

                                       68

                                                FINANCIAL HIGHLIGHTS (continued)

                                      SELECTED PER SHARE DATA
 INCREASE (DECREASE) FROM INVESTMENT OPERATIONS                 LESS DISTRIBUTIONS
                     NET GAINS OR
       NET            (LOSSES) ON                    DIVIDENDS
    INVESTMENT        SECURITIES      TOTAL FROM      FROM NET     DISTRIBUTIONS
      INCOME         (REALIZED AND    INVESTMENT     INVESTMENT         FROM             TOTAL
      (LOSS)          UNREALIZED)     OPERATIONS       INCOME      REALIZED GAINS    DISTRIBUTIONS

      $ .48 (c)         $  .26 (g)     $  .74           $ .48          $ -              $ .48
        .49 (c)            .18 (g)        .67             .47(h)         -                .47
        .55               (.40)           .15             .55            -                .55
        .67              (1.24)          (.57)            .68            -                .68
        .69               (.69)           -               .68            -                .68
        .41 (c)            .19            .60             .42            -                .42
        .42 (c)            .17            .59             .41(h)         -                .41
        .48               (.40)           .08             .48            -                .48
        .59              (1.24)          (.65)            .60            -                .60
        .59               (.67)          (.08)            .61            -                .61
        .42 (c)            .19            .61             .42            -                .42
        .42 (c)            .16            .58             .41(h)         -                .41
        .48               (.40)           .08             .48            -                .48
        .62              (1.25)          (.63)            .61            -                .61
        .60               (.68)          (.08)            .61            -                .61
        .51 (c)            .16            .67             .50            -                .50
        .49 (c)            .21            .70             .48(h)         -                .48
        .56               (.38)           .18             .56            -                .56
        .67              (1.24)          (.57)            .69            -                .69
        .69               (.72)          (.03)            .71            -                .71
---------------------------------------------------------------------------------------------------
        .01 (b)(c)         -              .01             .01            -                .01
        .03 (b)            -              .03             .03            -                .03
        .05 (b)            -              .05             .05            -                .05
        .04 (b)            -              .04             .04            -                .04
        .05 (b)            -              .05             .05            -                .05
        .01 (b)(c)         -              .01             .01            -                .01
        .03 (b)            -              .03             .03            -                .03
        .05 (b)            -              .05             .05            -                .05
        .04 (b)            -              .04             .04            -                .04
        .05 (b)            -              .05             .05            -                .05
        .01 (b)(c)         -              .01             .01            -                .01
        .03 (b)            -              .03             .03            -                .03
        .05 (b)            -              .05             .05            -                .05
        .04 (b)            -              .04             .04            -                .04
        .05 (b)            -              .05             .05            -                .05

                                       69

FINANCIAL HIGHLIGHTS

                                                                SELECTED PER SHARE DATA
                                                                       NET ASSET
                                                                       VALUE AT      TOTAL
                                                              SHARE     END OF      RETURN
FUND NAME                                                     CLASS     PERIOD      (%)(A)

IVY BOND FUND                                                   A       $ 8.35       9.49(g)
                                                                          8.09       8.70(g)
                                                                          7.89       1.89
                                                                          8.29      (6.17)
                                                                          9.54        -
                                                                B         8.24       7.64
                                                                          8.06       7.61
                                                                          7.88       1.03
                                                                          8.28      (6.97)
                                                                          9.53       (.81)
                                                                C         8.27       7.79
                                                                          8.08       7.51
                                                                          7.91       1.07
                                                                          8.31      (6.81)
                                                                          9.55       (.81)
                                                             ADVISOR      8.29       8.52
                                                                          8.12       9.07
                                                                          7.90       2.26
                                                                          8.28      (6.21)
                                                                          9.54       (.30)
                                                            --------------------------------
IVY MONEY MARKET FUND                                           A         1.00        .78
                                                                          1.00       3.12
                                                                          1.00       5.37
                                                                          1.00       4.16
                                                                          1.00       4.51
                                                                B         1.00        .85
                                                                          1.00       3.19
                                                                          1.00       5.35
                                                                          1.00       4.30
                                                                          1.00       4.59
                                                                C         1.00        .74
                                                                          1.00       3.10
                                                                          1.00       5.65
                                                                          1.00       4.14
                                                                          1.00       4.55

(a) Total return does not reflect a sales charge.
(b) Net investment income (loss) is net of expenses reimbursed by Manager.
(c) Based on average shares outstanding.

na -- not applicable
(d) Commencement.
(e) Total return represents aggregate total return.
(f) Annualized.
(g) Includes redemption fees added to capital paid-in (see Note 1). Total return excluding redemption fees would have been 8.83% for the year ended
    12/31/02 and 8.55% for the year ended 12/31/01.
(h) Dividend includes a return of capital distribution of $0.01 per average share.
(i) See page 68 for yields.

                                       70

                                                FINANCIAL HIGHLIGHTS (continued)

                               RATIOS AND SUPPLEMENTAL DATA
                        RATIO OF               RATIO OF            RATIO OF
    NET ASSETS,       EXPENSES TO            EXPENSES TO        NET INVESTMENT
      END OF          AVERAGE NET            AVERAGE NET        INCOME (LOSS)    PORTFOLIO
      PERIOD          ASSETS WITH           ASSETS WITHOUT        TO AVERAGE      TURNOVER
       (000)      REIMBURSEMENT (%)(B)   REIMBURSEMENT (%)(B)   NET ASSETS (%)    RATE (%)

     $ 31,148               na                   1.48(f)             5.91 (f)       15
       36,401               na                   1.41                6.03           22
       52,305               na                   1.62                6.71           26
       69,249               na                   1.52                7.40           28
      109,445               na                   1.39                6.88           43
       17,171               na                   2.31(f)             5.09 (f)       15
       19,305               na                   2.25                5.19           22
       20,079               na                   2.45                5.88           26
       27,550               na                   2.36                6.55           28
       42,166               na                   2.13                6.13           43
        2,186               na                   2.26(f)             5.14 (f)       15
        2,188               na                   2.18                5.25           22
        2,726               na                   2.40                5.93           26
        3,928               na                   2.26                6.65           28
       11,266               na                   2.12                6.15           43
          561               na                   1.27(f)             6.13 (f)       15
          170               na                   1.32                6.12           22
          192               na                   1.49                6.84           26
          332               na                   1.43                7.49           28
          347               na                   1.11(f)             7.16 (f)       43
-------------------------------------------------------------------------------------------
       14,684              .88(f)                1.73(f)              .78 (b)(f)    na
       12,904              .87                   1.59                3.12 (b)       na
       20,394              .85                   1.52                5.38 (b)       na
       18,524              .88                   1.40                4.17 (b)       na
       19,103              .87                   1.42                4.50 (b)       na
        6,104              .80(f)                1.65(f)              .85 (b)(f)    na
        6,680              .80                   1.52                3.19 (b)       na
        5,872              .87                   1.54                5.36 (b)       na
        7,486              .77                   1.29                4.28 (b)       na
        6,636              .76                   1.31                4.61 (b)       na
          813              .84(f)                1.69(f)              .82 (b)(f)    na
          519              .88                   1.60                3.10 (b)       na
        1,975              .72                   1.39                5.51 (b)       na
          372              .87                   1.39                4.18 (b)       na
          423              .81                   1.36                4.56 (b)       na

                                       71

                      IVY CUNDILL GLOBAL VALUE FUND
                     IVY EUROPEAN OPPORTUNITIES FUND
                    IVY GLOBAL NATURAL RESOURCES FUND
                         IVY INTERNATIONAL FUND
                      IVY INTERNATIONAL VALUE FUND
                          IVY MONEY MARKET FUND
                     IVY PACIFIC OPPORTUNITIES FUND
                                series of

                                IVY FUND

                            6300 Lamar Avenue
                             P.O. Box 29217
                   Shawnee Mission, Kansas 66201-9217

                              913-236-2000
                               888-WADDELL

                   STATEMENT OF ADDITIONAL INFORMATION

                             April 17, 2003

     Ivy Fund (the "Trust") is an open-end management investment company that currently consists of fifteen portfolios, each of which is diversified. This Statement of Additional Information ("SAI") relates to the Class A, B, C and Advisor Class shares of Ivy Global Natural Resources
Fund and Ivy Pacific Opportunities Fund, to the Class A, B and C shares of
Ivy Money Market Fund, and to the Class A, B, C, I and Advisor Class
shares of Ivy Cundill Global Value Fund, Ivy European Opportunities Fund,
Ivy International Fund and Ivy International Value Fund (each a "Fund"
and, collectively, the "Funds"). The other eight portfolios of the Trust are described in a separate SAI.

     This SAI is not a prospectus and should be read in conjunction with the prospectus for the Funds dated April 17, 2003, as supplemented from time to time (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the address and telephone number above.

    Each Fund's Annual Report to shareholders dated December 31, 2002
(each, an "Annual Report") is incorporated by reference into this SAI.
Each Fund's Annual Report may be obtained without charge from the Trust at the address and telephone number above.

                           INVESTMENT MANAGER

            Waddell & Reed Ivy Investment Company ("WRIICO")
                            6300 Lamar Avenue
                             P.O. Box 29217
                   Shawnee Mission, Kansas 66201-9217

                               DISTRIBUTOR

                  Ivy Funds Distributors, Inc. ("IFDI")
                            6300 Lamar Avenue
                             P.O. Box 29217
                   Shawnee Mission, Kansas 66201-9217

                            GENERAL INFORMATION

    Each Fund is organized as a separate, diversified portfolio of the
Trust, an open-end management investment company organized as a
Massachusetts business trust on December 21, 1983. Ivy Cundill Global
Value Fund commenced operations on April 17, 2000 (all Classes). Ivy
European Opportunities Fund commenced operations on May 3, 1999 (all
Classes). Ivy Global Natural Resources Fund commenced operations on
January 1, 1997 (Class A, Class B and Class C shares); the inception date for the Fund's Advisor Class shares was April 8, 1999. Ivy International
Fund commenced operations (Class A shares) on April 30, 1986. The inception date for Class B shares was October 22, 1993. The inception date for Class C shares was April 30, 1996. The inception date for Class I shares was October 6, 1994. The inception date for Advisor Class shares was August 31, 2000. Ivy International Value Fund commenced operations on
May 13, 1997 (Class A, Class B and Class C shares); the inception date for the Fund's Advisor Class shares was February 23, 1998. Ivy Money Market
Fund commenced operations on April 3, 1987 (all Classes). Ivy Pacific
Opportunities Fund commenced operations (Class A and Class B shares) on
October 22, 1993; the inception dates for the Fund's Class C and Advisor
Class shares were April 30, 1996 and February 10, 1998, respectively. The
Trust is governed by a Board of Trustees (the "Board"), responsible for supervision and management of the Funds.

    Descriptions in this SAI of a particular investment practice or technique in which any Fund may engage or a financial instrument which any
Fund may purchase are meant to describe the spectrum of investments that
WRIICO, in its discretion, might, but is not required to, use in managing each Fund's portfolio assets. For example, WRIICO may, in its discretion, at any time employ a given practice, technique or instrument for one or more funds but not for all funds advised by it. It is also possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case a Fund would not use them. Investors should also be aware that certain practices, techniques, or instruments could, regardless of their relative importance in a Fund's overall investment strategy, from time to time have a material impact on that Fund's performance.

           INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS

    Each Fund has its own investment objectives and policies, which are described in the Prospectus under the captions "Summary" and "Additional
Information About Strategies and Risks."  Descriptions of each Fund's policies, strategies and investment restrictions, as well as additional information regarding the characteristics and risks associated with each
Fund's investment techniques, are set forth below.

    Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to a Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by a Fund, such as a change in market conditions or a change in a Fund's asset level or other circumstances beyond a Fund's control, will not be considered a violation.

IVY CUNDILL GLOBAL VALUE FUND

     The Fund seeks long-term capital growth. Any income realized will be incidental. The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. Although the Fund will not invest more than 25% of its total assets in any one industry and does not expect to focus its investments in a single country, it may at any given time have a significant percentage of its total assets in one or more market sectors and could have a substantial portion of its total assets invested in a particular country.

     The investment approach of Peter Cundill & Associates, Inc., the
Fund's sub-advisor ("Cundill" or the "sub-advisor"), is based on a contrarian "value" philosophy. The sub-advisor looks for securities that it believes are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, the sub-advisor focuses on assets, earnings, dividends, prospects and management capabilities of the company. Essentially, the sub-advisor revalues the assets and liabilities of the company to reflect the sub-advisor's estimate of fair value. Securities are purchased where there is a substantial discount of price to the estimate of the company's intrinsic value. Because the approach is to look for undervalued securities, the sub-advisor does not forecast economies or corporate earnings and does not rely on market timing.

    The Fund may invest in warrants, and securities issued on a
"when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts.
The Fund may also invest up to 10% of its total assets in other investment companies. The Fund may not invest more than 5% of its total assets in restricted securities.

    For temporary defensive purposes and during periods when WRIICO believes that circumstances warrant, the Fund may invest without limit in
U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers'
acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's Investors Service, Inc.
("Moody's") or A-1 -by Standard & Poor's Ratings Group ("S&P"), or if
unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P).
The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

     The Fund may purchase put and call options on stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to
10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the
Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

         INVESTMENT RESTRICTIONS FOR IVY CUNDILL GLOBAL VALUE FUND

     The Fund's investment objectives as set forth in the "Summary"
section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the
Fund. The Fund has adopted the following fundamental investment restrictions:

     (i) The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

     (v) The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by its Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         ADDITIONAL RESTRICTIONS FOR IVY CUNDILL GLOBAL VALUE FUND

     The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

    Under these restrictions, the Fund may not:

     (i) purchase or sell real estate limited partnership interests;

    (ii) purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

   (iii) invest in oil, gas and/or mineral exploration or
         development programs;

    (iv) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, and except that the Fund may make margin deposits in connection with
         transactions in options, futures and options on futures;

     (v) make investments in securities for the purpose of exercising control over or management of the issuer;

    (vi) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the
         Fund and of other accounts under the investment management of the Manager for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

   (vii) borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes.
         All borrowings will be repaid before any additional investments are made;

  (viii) purchase any security if, as a result, the Fund would then have more than 5% of its total assets (taken at current value)
         invested in securities restricted as to disposition under the
         Federal securities laws; or

    (ix) purchase securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that the Fund may invest in securities of other investment companies subject to the
         restrictions in Section 12(d)(1) of the 1940 Act.

IVY EUROPEAN OPPORTUNITIES FUND

     The Fund's investment objective is long-term capital growth by investing in the securities markets of Europe. Henderson Investment
Management Limited ("Henderson"), the Fund's subadvisor responsible for day-to-day investments of the Fund's assets, will invest the Fund's assets in the securities of European companies, including those companies operating in the emerging markets of Europe and small capitalization companies operating in the developed markets of Europe. The Fund may also invest in larger capitalization European companies and European companies which have been subject to special circumstances, e.g., privatized companies or companies which provide exceptional value. Although the majority of the Fund's assets will be invested in equity securities, the
Fund may also invest in cash, short-term or long-term fixed income securities issued by corporations and governments of Europe if considered appropriate in relation to the then current economic or market conditions in any country. Investments made by the Fund may include securities issued pursuant to initial public offerings ("IPO").

     The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies domiciled or otherwise doing business (as described below) in European countries. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities
(including common stock, preferred stock and securities convertible into common stock) of European companies, which include (a) large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies, those providing exceptional value, or those engaged in initial public offerings);  (b)
small and mid-capitalization companies in the more developed markets of
Europe; and (c) companies operating in Europe's emerging markets. The Fund may engage in short-term trading. The Fund may also invest in sponsored or unsponsored ADRs, EDRs, GDRs, ADSs, EDSs and GDSs. The Fund does not expect to concentrate its investments in any particular industry.

    The Fund may invest up to 35% of its net assets in debt securities, but will not invest more than 20% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P or, if unrated, considered by Henderson to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. The Fund may purchase Brady Bonds and other sovereign debt of countries that have restructured or are in the process of restructuring their sovereign debt.
The Fund may also purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. In addition, the Fund may invest up to 5% of its net assets in zero coupon bonds.

     For temporary defensive purposes or when Henderson believes that circumstances warrant, the Fund may invest without limit in U.S.
Government securities, investment grade debt securities (i.e., those rated
Baa or higher by Moody's or BBB or higher by S&P or, if unrated, considered by Henderson to be of comparable quality), warrants, and cash or cash equivalents such as domestic or foreign bank obligations
(including certificates of deposit, time deposits and bankers'
acceptances), short-term notes, repurchase agreements, and domestic or foreign commercial paper.

    The Fund may borrow money in accordance with the provisions of the
1940 Act. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15%
of its net assets in illiquid securities.

    For hedging purposes, the Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls.

    For hedging purposes only, the Fund may engage in transactions in
(and options on) stock index, interest rate and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy straddles or spreads.

        INVESTMENT RESTRICTIONS FOR IVY EUROPEAN OPPORTUNITIES FUND

     Ivy European Opportunities Fund's investment objective, as set forth in the Prospectus under "Investment Objective and Policies," and the investment restrictions set forth below are fundamental policies of the
Fund and may not be changed with respect to the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The
Fund has adopted the following fundamental investment restrictions:

     (i) The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

        ADDITIONAL RESTRICTIONS FOR IVY EUROPEAN OPPORTUNITIES FUND

     Ivy European Opportunities Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

     (i) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities."  Illiquid securities may include securities subject to legal or
         contractual restrictions on resale (including private
         placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the subadvisor's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market or to other factors, is liquid;

    (ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

   (iii) purchase or sell real estate limited partnership interests;

    (iv) sell securities short, except for short sales "against the box";

    (v)  participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the
         Fund and of other accounts under the investment management of the Fund's subadvisor for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

    (vi) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

   (vii) make investments in securities for the purpose of
         exercising control over or management of the issuer; or

  (viii) invest in interests in oil, gas and/or mineral exploration or development programs (other than securities of companies that invest in or sponsor such programs).

IVY GLOBAL NATURAL RESOURCES FUND

     Ivy Global Natural Resources Fund's investment objective is long-term growth. Any income realized will be incidental. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. "Natural resources"
generally include precious metals (such as gold, silver and platinum), ferrous and nonferrous metals (such as iron, aluminum and copper), strategic metals (such as uranium and titanium), coal, oil, natural gases, timber, undeveloped real property and agricultural commodities. Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs. The Fund may also invest directly in precious metals and other physical commodities.

    The Fund's investment advisor is Mackenzie Financial Corporation
("MFC"), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S3B5.
In selecting the Fund's investments, MFC will seek to identify securities of companies that, in MFC's opinion, appear to be undervalued relative to the value of the companies' natural resource holdings.

     MFC believes that certain political and economic changes in the global environment in recent years have had and will continue to have a profound effect on global supply and demand of natural resources, and that rising demand from developing markets and new sources of supply should create attractive investment opportunities.

    For temporary defensive purposes, Ivy Global Natural Resources Fund may invest without limit in cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

For hedging purposes only, the Fund may engage in transactions in (and options on) foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The Fund may also write or buy puts, calls, straddles or spreads.

       INVESTMENT RESTRICTIONS FOR IVY GLOBAL NATURAL RESOURCES FUND

     Ivy Global Natural Resources Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the
Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

     (i) The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in (a) commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI and (b)
         commodities relating to natural resources, as described in the
         Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

       ADDITIONAL RESTRICTIONS FOR IVY GLOBAL NATURAL RESOURCES FUND

     Ivy Global Natural Resources Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

     (i) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities."  Illiquid securities may include securities subject to legal or
         contractual restrictions on resale (including private
         placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in WRIICO's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

    (ii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the 1940 Act and rules thereunder;

   (iii) purchase or sell interests in oil, gas or mineral leases
         (other than securities of companies that invest in or sponsor such programs);

    (iv) invest in interests in oil, gas and/or mineral exploration or development programs;

    (v)  sell securities short, except for short sales "against the box;"

    (vi) borrow money, except for temporary or emergency purposes. The
         Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

   (vii) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the
         Fund and of other accounts under the investment management of the Fund's investment advisor for the sale or purchase of
         portfolio securities shall not be considered participation in a joint securities trading account;

  (viii) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with
         transactions in options, futures and options on futures; or

    (ix) make investments in securities for the purpose of exercising control over management of the issuer.

     Under the 1940 Act, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The
Fund will continue to interpret fundamental investment restriction (v)
above to prohibit investment in real estate limited partnership interests;
this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY INTERNATIONAL FUND

     The Fund's principal objective is long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least
80% of the Fund's net assets will be invested in common stocks (and securities convertible into common stocks) principally traded in European,
Pacific Basin and Latin American markets. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets.

    WRIICO invests the Fund's assets in a variety of economic sectors, industry segments and individual securities to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. WRIICO seeks to identify healthy foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities are selected on the basis of various indicators, such as earnings, cash flow, assets, long-term growth potential and quality of management, and are reviewed for fundamental financial strength. Companies in which investments are made will generally have at least $1 billion in capitalization and a solid history of operations.

     When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by
S&P, or if unrated, considered by WRIICO to be of comparable quality), preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to 10% of the value of its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest up to 15% of its net assets in illiquid securities.

    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on)
stock index and foreign currency futures contracts, provided that the
Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

           INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL FUND

     The Fund's investment objectives as set forth in the Prospectus under
"Summary," and the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

     (i) The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

           ADDITIONAL RESTRICTIONS FOR IVY INTERNATIONAL FUND

     The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

    Under these restrictions, the Fund may not:

     (i) invest in oil, gas or other mineral leases or exploration or development programs;

    (ii) invest in companies for the purpose of exercising control of management;

   (iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

    (iv) borrow money, except for temporary purposes where investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10%
         of the value of the total assets of the Fund at the time any such loan is made;

    (v)  purchase securities on margin;

    (vi) sell securities short;

   (vii) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act;

  (viii) invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities, and instrumentalities);

    (ix) hold more than 10% of the voting securities of any one issuer
         (except obligations of domestic banks or the U.S. Government, its agencies, authorities and instrumentalities); or

    (x)  purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation.

     Under the Investment Company Act of 1940, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks.
The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY INTERNATIONAL VALUE FUND

     Ivy International Value Fund's principal investment objective is long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least 80% of the Fund's net assets will be invested in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. Under this investment policy, at least three different countries
(other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. WRIICO, the Fund's investment manager, invests the Fund's assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. WRIICO seeks to identify rapidly expanding foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength.
Companies in which investments are made will generally have at least
$1 billion in capitalization and a solid history of operations.

     When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by
S&P, or if unrated, considered by WRIICO to be of comparable quality), preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to 10% of the value of its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act and up to 15% of its net assets in illiquid securities.

    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on)
stock index and foreign currency futures contracts, provided that the
Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

         INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL VALUE FUND

     Ivy International Value Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

     (i) The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         ADDITIONAL RESTRICTIONS FOR IVY INTERNATIONAL VALUE FUND

     Ivy International Value Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

    Under these restrictions, the Fund may not:

     (i) invest in oil, gas or other mineral leases or exploration or development programs;

    (ii) invest in companies for the purpose of exercising control of management;

   (iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

    (iv) sell securities short, except for short sales "against the box;"

    (v)  borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for emergency purposes.

    (vi) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act;

   (vii) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with
         transactions in options, futures and options on futures; or

  (viii) purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidations, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the
         1940 Act and rules thereunder.

     Ivy International Value Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

    Under the Investment Company Act of 1940, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks.
The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets.

IVY MONEY MARKET FUND

     The Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term securities. The Fund's investment objective is fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares, although the Trustees may make non-
material changes in the Fund's objectives without shareholder approval.
Except for the Fund's investment objective and those investment restrictions specifically identified as fundamental, all investment policies and practices described in the Prospectus and in this SAI are not fundamental and therefore may be changed by the Trustees without shareholder approval. There can be no assurance that the Fund will achieve its investment objectives. The different types of securities and investment techniques used by the Fund involve varying degrees of risk.
For information about the particular risks associated with each type of investment, see the description of risk factors below, and the "Risk
Factors and Investment Techniques" section of the Prospectus.

    The Fund invests in money market instruments maturing within thirteen months or less and maintains a portfolio with a dollar-weighted average maturity of 90 days or less. By purchasing such short-term securities, the
Fund will attempt to maintain a constant net asset value of $1.00 per share. The Funds portfolio of investments is actively monitored on a daily basis to maintain competitive yields on investments.

     The securities in which the Fund invests must present minimal credit risk and be rated in one of the two highest short-term rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") assigning a rating to the securities or issuer, or if only one NRSRO has assigned a rating, by that agency or determined to be of equivalent value by WRIICO. Purchases of securities that are rated by only one NRSRO must be previously approved or ratified subsequently by the Trustees. Securities that are rated in the highest short-term rating category by at least two NRSROs (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) are designated "First Tier
Securities."  Securities rated in the two highest short-term rating categories by at least two NRSROs, but which are not rated in the highest category by two or more NRSROs, are designated "Second Tier Securities."
WRIICO shall determine whether a security presents minimal credit risk under procedures adopted by the Board of Trustees.

     The Fund will invest in the following categories of money market instrument:  (i) debt securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities; (ii) obligations (including certificates of deposits and bankers' acceptances) of domestic banks and savings and loan associations; (iii) high-quality commercial paper that at the time of purchase is rated at least A-2 by Moody's or AA or P-2 by S&P or, if unrated, is issued or guaranteed by a corporation with outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or which is judged by WRIICO to be of at least equivalent quality; (iv) short-term corporate notes, bonds and debentures that at the time of purchase are rated at least Aa by Moody's or AA by S&P or that are judged by WRIICO to be of at least equivalent quality; and (v) repurchase agreements with domestic banks for periods not exceeding seven days and only with respect to U.S. government securities that throughout the period have a value at least equal to the amount of the loan (including accrued interest).

    The Fund may not invest more than 5% of its total assets in the securities of any one issuer; provided, however, the Fund may invest up to
25% of its total assets in first tier securities of a single issuer for a period of up to 3 business days after purchase. This limitation shall not apply to U.S. Government securities. Further, the Fund will not invest more than the greater of 1% of its total assets or one million dollars in the securities of a single issuer that were Second Tier Securities when acquired by the Fund. In addition, the Fund may not invest more than 5% of its total assets in securities that are Second Tier Securities when acquired by the Fund. As a fundamental policy, the Fund may not borrow money, except for temporary purposes, and then only in an amount not exceeding 10% of the value of the Fund's total assets.

             INVESTMENT RESTRICTIONS FOR IVY MONEY MARKET FUND

     The Fund's investment objectives as set forth in the Prospectus under
"Investment Objective and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940
Act), of the Fund's outstanding voting shares. The Fund has adopted the following fundamental investment restrictions:

     (i) The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, although the Fund may
         concentrate its investments in instruments issued by domestic banks in accordance with its Prospectus and applicable law.

               ADDITIONAL RESTRICTIONS FOR MONEY MARKET FUND

     The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy.
Under these restrictions, the Fund may not:

     (i) invest in oil, gas or other mineral leases or exploration or development programs;

    (ii) invest more than 5% of the value of its total assets in the securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years;

   (iii) purchase a security if, as a result, more than 10% of its net assets would consist of illiquid investments (illiquid investments include restricted securities not determined to be liquid pursuant to guidelines adopted by the Board of Trustees);

    (iv) engage in the purchase and sale of puts, calls, straddles or spreads (except to the extent described in the Prospectus and in this SAI);

    (v)  invest in companies for the purpose of exercising control of management;

    (vi) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New
         York or American Stock Exchanges;

   (vii) borrow money, except for temporary purposes where
         investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made;

  (viii) purchase securities on margin;

    (ix) sell securities short;

    (x)  purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act; or

    (xi) purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation.

     Under the 1940 Act, the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) as prohibiting investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY PACIFIC OPPORTUNITIES FUND

     The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies such as those whose securities are traded mainly on markets in the Pacific region, which for purposes of this SAI is defined to include Australia, Bangladesh, Brunai,
China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the
Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and
Vietnam. Securities of Pacific region issuers include: (a) securities of companies organized under the laws of a Pacific region country or whose principal securities trading market is in the Pacific region;
(b) securities that are issued or guaranteed by the government of a
Pacific region country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific region; and
(d) any of the preceding types of securities in the form of depository shares.

    The Fund may participate in markets throughout the Pacific region, and it is expected that the Fund will be invested at all times in at least three Pacific region countries. Although it is permitted to, the Fund does not currently anticipate investing in Japan. As a fundamental policy, the
Fund does not concentrate its investments in any particular industry.

    The Fund may invest up to 35% of its assets in investment-grade debt securities (i.e., those rated in the four highest rating categories used by Moody's or S&P of government or corporate issuers in emerging market countries, equity securities and investment-grade debt securities of issuers in developed countries (including the United States), warrants, and cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest up to 5% of its net assets in zero coupon bonds, and in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by WRIICO to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

     For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may invest in sponsored or unsponsored American Depository Receipts ("ADRs"),
Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs),
and Global Depository Shares ("GDSs), warrants, and securities issued on a
"when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts.
The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities.

    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. The Fund may write or buy straddles or spreads. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

        INVESTMENT RESTRICTIONS FOR IVY PACIFIC OPPORTUNITIES FUND

     Ivy Pacific Opportunities Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940
Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

     (i) The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

        ADDITIONAL RESTRICTIONS FOR IVY PACIFIC OPPORTUNITIES FUND

     Ivy Pacific Opportunities Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

     (i) invest in oil, gas or other mineral leases or exploration or development programs;

    (ii) invest in companies for the purpose of exercising control of management;

   (iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

    (iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment
         Company Act of 1940 and rules thereunder;

    (v)  invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities."  Illiquid securities may include securities subject to legal or
         contractual restrictions on resale (including private
         placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in
         WRIICO's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

    (vi) borrow money, except for temporary purposes. The Fund may not purchase securities at any time during which the value of the
         Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

   (vii) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with
         transactions in options, futures and options on futures;

  (viii) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the
         Fund and of other accounts under the investment management of the Fund's investment advisor for the sale or purchase of
         portfolio securities shall not be considered participation in a joint securities trading account;

    (ix) sell securities short, except for short sales "against the box";
         or

    (x)  purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company
         Act of 1940.

                            RISK CONSIDERATIONS

EQUITY SECURITIES

    Equity securities can be issued by companies to raise cash; all equity securities represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.

CONVERTIBLE SECURITIES

    The convertible securities in which each Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio.
Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

    As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

    Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-
convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

SMALL COMPANIES

    Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources.
Transaction costs in smaller company stocks also may be higher than those of larger companies.

INITIAL PUBLIC OFFERINGS

    Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. Some Funds may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Fund's portfolio as the
Fund's assets increase (and thus have a more limited effect on the Fund's performance).

NATURAL RESOURCES AND PHYSICAL COMMODITIES

    Since Ivy Global Natural Resources Fund normally invests a substantial portion of its assets in securities of companies engaged in natural resources activities, that Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments.
In selecting the Fund's portfolio of investments, MFC will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

    Natural resource industries throughout the world may be subject to greater political, environmental and other governmental regulation than many other industries. Changes in governmental policies and the need for regulatory approvals may have an adverse effect on the products and services of natural resources companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant Federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered to companies in those industries. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

    Ivy Global Natural Resources Fund's investments in precious metals
(such as gold) and other physical commodities are considered speculative and subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of the Fund's portfolio, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation and depreciation on such investments. The Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities.
When the Fund purchases a precious metal, MFC currently intends that it will only be in a form that is readily marketable. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from gains resulting from selling precious metals or any other physical commodity. Accordingly, the Fund may be required to hold its precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when for investment reasons it would not otherwise do so.

ADJUSTABLE RATE PREFERRED STOCKS

    Adjustable rate preferred stocks have a variable dividend, generally determined on a quarterly basis according to a formula based upon a specified premium or discount to the yield on a particular U.S. Treasury security rather than a dividend which is set for the life of the issue.
Although the dividend rates on these stocks are adjusted quarterly and their market value should therefore be less sensitive to interest rate fluctuations than are other fixed income securities and preferred stocks, the market values of adjustable rate preferred stocks have fluctuated and can be expected to continue to do so in the future.

DEBT SECURITIES

    IN GENERAL. Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease.
Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

    INVESTMENT-GRADE DEBT SECURITIES. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated
Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). Each Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by WRIICO to be of comparable quality.

    LOW-RATED DEBT SECURITIES. Securities rated lower than Baa by Moody's or BBB by S&P, and comparable unrated securities (commonly referred to as
"high yield" or "junk" bonds), including many emerging markets bonds, are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Such securities carry a high degree of risk
(including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater volatility of price and risk of principal and income (and may be less liquid) than securities in the higher rating categories. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

    Lower rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest.
Also, an increase in interest rates would likely have an adverse  impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a
Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than  income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

    Changes in interest rates may have a less direct or dominant impact on high yield bonds than on higher quality issues of similar maturities.
However, the price of high yield bonds can change significantly or suddenly due to a host of factors including changes in interest rates, fundamental credit quality, market psychology, government regulations,
U.S. economic growth and, at times, stock market activity. High yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security.

    The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of each Fund to accurately value high yield securities in the
Fund's portfolio, could adversely affect the price at which a Fund could sell such securities, and cause large fluctuations in the daily net asset value of a Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

    Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.
For these reasons, it is the policy of WRIICO not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of each Fund's investment objectives by investment in such securities may be more dependent on WRIICO's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, WRIICO will determine whether it is in the best interest of each Fund to retain or dispose of such security.
However, should any individual bond held by any Fund be downgraded below a rating of C, WRIICO currently intends to dispose of such bond based on then existing market conditions.

    Prices for high yield securities may be affected by legislative and regulatory developments. For example, Federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

    U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include:
(1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

    Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility).
Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

    Securities issued by U.S. Government instrumentalities and certain
Federal agencies are neither direct obligations of nor guaranteed by the
U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks,
Farmers Home Administration, Central Bank for Cooperatives, Federal
Intermediate Credit Banks, Federal Home Loan Banks, Federal National
Mortgage Association, Federal Home Loan Mortgage Association, and Student
Loan Marketing Association.

    ZERO COUPON BONDS. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If a Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in a Fund being forced to sell portfolio securities at a time when it might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to each Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

    FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES. New issues of certain debt securities are often offered on a "when-issued" basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. Certain of the Funds use such investment techniques in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund's assets. In either instance, a Fund will maintain in a segregated account with its Custodian, cash or liquid securities equal
(on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

ILLIQUID SECURITIES

    Each Fund may purchase securities other than in the open market.
While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable"
(i.e., they cannot be sold to the public without registration under the
Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale). This investment practice, therefore, could have the effect of increasing the level of illiquidity of each Fund. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's
Board of Trustees has approved guidelines for use by WRIICO in determining whether a security is liquid and therefore not subject to the 15% limitation.

    Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act.
Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. Each Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, if so, could be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

    Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, WRIICO will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors WRIICO may consider in reaching liquidity decisions relating to Rule 144A and other illiquid securities are:  (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

FOREIGN SECURITIES

    The securities of foreign issuers in which each Fund (other than Ivy
Money Market Fund) may invest include non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored and unsponsored American
Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and
related depository instruments, American Depository Shares ("ADSs"),
Global Depository Shares ("GDSs"), and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in each Fund's domestic investments.

    Although WRIICO intends to invest each Fund's assets only in nations that are generally considered to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation  or confiscatory taxation, taxation on income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default on foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the
United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which each Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, each Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

    Foreign bond markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. It may be more difficult for each Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United
States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. WRIICO seeks to mitigate the risks to each Fund associated with the foregoing considerations through investment variation and continuous professional management.

DEPOSITORY RECEIPTS

    ADRs, GDRs, ADSs, GDSs and related securities are depository instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United
States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

EMERGING MARKETS

    Each Fund (other than Ivy Money Market Fund) could have significant investments in securities traded in emerging markets. Investors should recognize that investing in such countries involves special
considerations, in addition to those set forth above, that are not typically associated with investing in United States securities and that may affect the performance of each Fund (other than Ivy Money Market Fund)
favorably or unfavorably.

    In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth.
Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, WRIICO believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which each Fund
(other than Ivy Money Market Fund) and its shareholders will benefit.

    Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict each
Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern
European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the investments of each
Fund (other than Ivy Money Market Fund). Further, many emerging markets have experienced and continue to experience high rates of inflation.

    Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain Eastern European countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern
European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, each Fund (other than Ivy Money Market Fund)
could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in
Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to the net asset value of each Fund (other than Ivy Money Market Fund).

    Certain Eastern European countries that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property.
In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

    Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the assets of each Fund (other than Ivy Money Market Fund)
invested in such country. To the extent such governmental or quasi-
governmental authorities do not satisfy the requirements of the 1940 Act, with respect to the custody of the cash and securities of each Fund (other than Ivy Money Market Fund), the investment of each Fund (other than Ivy
Money Market Fund) in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

SECURITIES ISSUED IN PACIFIC REGION COUNTRIES

    Certain Pacific region countries in which Ivy Pacific Opportunities
Fund is likely to invest are developing countries, and may be in the initial stages of their industrialization cycle. The economic structures of developing countries generally are less diverse and mature than in the
United States, and their political systems may be relatively unstable.
Historically, markets of developing countries have been more volatile than the markets of developed countries, yet such markets often have provided higher rates of return to investors.

    Investing in securities of issuers in Pacific region countries involves certain considerations not typically associated with investing in securities issued in the United States or in other developed countries, including (i) restrictions on foreign investment and on repatriation of capital invested in Asian countries, (ii) currency fluctuations, (iii) the cost of converting foreign currency into United States dollars, (iv)
potential price volatility and lesser liquidity of shares traded on
Pacific region securities markets and (v) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war.

    Certain Pacific region countries may be more vulnerable to the ebb and flow of international trade and to trade barriers and other protectionist or retaliatory measures. Investments in countries that have recently opened their capital markets and that appear to have relaxed their central planning requirement, as well as in countries that have privatized some of their state-owned industries, should be regarded as speculative.

    The settlement period of securities transactions in foreign markets in general may be longer than in domestic markets, and such delays may be of particular concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in developing countries than in developed countries, either one of which may increase settlement delays.

    Securities exchanges, issuers and broker-dealers in some Pacific region countries are subject to less regulatory scrutiny than in the
United States. In addition, due to the limited size of the markets for
Pacific region securities, the prices for such securities may be more vulnerable to adverse publicity, investors' perceptions or traders'
positions or strategies, which could cause a decrease not only in the value but also in the liquidity of a Fund's investments.
FOREIGN SOVEREIGN DEBT OBLIGATIONS

    Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including each
Fund other than Ivy Money Market Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

BRADY BONDS

    Ivy European Opportunities Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady
(the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican
Republic, Ecuador, Jordan, Mexico, Nigeria, Peru, the Philippines, Poland,
Uruguay, and Venezuela.

    Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S.
dollar) and are actively traded in over-the-counter secondary markets.
Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

    Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity;
the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity
(these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

FOREIGN CURRENCIES

    Investment in foreign securities usually will involve currencies of foreign countries. Moreover, each Fund (other than Ivy Money Market Fund)
may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of each Fund (other than Ivy Money Market Fund) as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and each Fund (other than
Ivy Money Market Fund) may incur costs in connection with conversions between various currencies. Although each Fund's (other than Ivy Money
Market Fund) custodian values the Fund's assets daily in terms of U.S.
dollars, each Fund (other than Ivy Money Market Fund) does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund (other than Ivy Money Market Fund) will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the
"spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund (other than Ivy
Money Market Fund) will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

    Because each Fund (other than Ivy Money Market Fund) normally will be invested in both U.S. and foreign securities markets, changes in each
Fund's (other than Ivy Money Market Fund) share price may have a low correlation with movements in U.S. markets. Each Fund's (other than Ivy
Money Market Fund) share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of each Fund's (other than Ivy Money Market Fund)
investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which each Fund's (other than Ivy
Money Market Fund) assets are denominated may be devalued against the U.S.
dollar, resulting in a loss to each Fund (other than Ivy Money Market
Fund).

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

    Each Fund (other than Ivy Money Market Fund) may enter into forward foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

    While each Fund (other than Ivy Money Market Fund) may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for each Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by that Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

    Each Fund (other than Ivy Money Market Fund) may purchase currency forwards and combine such purchases with sufficient cash or short-term securities to create unleveraged substitutes for investments in foreign markets when deemed advantageous. Each Fund (other than Ivy Money Market
Fund) may also combine the foregoing with bond futures or interest rate futures contracts to create the economic equivalent of an unhedged foreign bond position.

    Each Fund (other than Ivy Money Market Fund) may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which the Fund expects to have portfolio exposure.

    Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available.
Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

OTHER INVESTMENT COMPANIES

    Each Fund (other than Ivy Money Market Fund) may invest up to 10% of its total assets in the shares of other investment companies. As a shareholder of an investment company, a Fund would bear its ratable shares of the fund's expenses (which often include an asset-based management fee). Each Fund (other than Ivy Money Market Fund) could also lose money by investing in other investment companies, since the value of their respective investments and the income they generate will vary daily based on prevailing market conditions.

REPURCHASE AGREEMENTS

    Repurchase agreements are contracts under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield.
Under guidelines approved by the Board, each Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that WRIICO has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. Each Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by WRIICO under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

    Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, each Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Fund's investments in certificates of deposit, time deposits, and bankers'
acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii)
savings and loan association which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in WRIICO's opinion, of an investment quality comparable to other debt securities which may be purchased by a Fund. Each Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

COMMERCIAL PAPER

    Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Each Fund may invest in commercial paper that is rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or
AAA or AA by S&P.

BORROWING

    Borrowing may exaggerate the effect on each Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities.
Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).
Although the principal of each Fund's borrowings will be fixed, each
Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

WARRANTS

    The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by any Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

REAL ESTATE INVESTMENT TRUSTS (REITs)

    A REIT is a corporation, trust or association that invests in real estate mortgages or equities for the benefit of its investors. REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such entities are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. By investing in REITs indirectly through certain Funds, a shareholder will bear not only his or her proportionate share of the expenses of each Fund, but also, indirectly, similar expenses of the REITs.

OPTIONS TRANSACTIONS

    IN GENERAL. A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option.
The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

    If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a "closing purchase transaction."
This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a
"closing sale transaction."  This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligations in an OTC transaction, a Fund would need to negotiate directly with the counterparty.

    Each Fund (other than Ivy Money Market Fund) will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by that Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that a Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by each Fund, are taxable as ordinary income. See
"Taxation."

    Each Fund (other than Ivy Money Market Fund) will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by that Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

    Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing
Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by each Fund (other than Ivy Money Market Fund) and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When a Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the
"counterparty") to make delivery of the instrument underlying the option.
If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction.
Accordingly, WRIICO will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

    WRITING OPTIONS ON INDIVIDUAL SECURITIES. Each Fund (other than Ivy
Money Market Fund) may write (sell) covered call options on each Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone. Each Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of each Fund, each Fund (other than Ivy Money Market
Fund) generally would write call options only in circumstances where the investment advisor to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

    A "covered" call option means generally that so long as a Fund is obligated as the writer of a call option, that Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although a Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. Each Fund (other than Ivy Money Market Fund) may purchase call options on individual securities only to effect a "closing purchase transaction."

    As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a
Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

    PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. Each Fund (other than
Ivy Money Market Fund) may purchase a put option on an underlying security owned by that Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. Each Fund (other than
Ivy Money Market Fund), as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that a Fund must pay.
These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by any Fund for leverage purposes.

    Each Fund (other than Ivy Money Market Fund) may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it. A Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. Each Fund (other than Ivy Money Market Fund)
may write (sell) put options on individual securities only to effect a
"closing sale transaction."

    RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of a U.S. option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security
(or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

    There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counterparty. There is no assurance that a Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counterparty may fail to deliver or to pay, as the case may be. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, a Fund may experience losses in some cases as a result of such inability.

    When conducted outside the U.S., options transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:  (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in each Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the
U.S., and (v) lower trading volume and liquidity.

    A Fund's (other than Ivy Money Market Fund) options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See "Portfolio Turnover."

    A Fund's (other than Ivy Money Market Fund) success in using options techniques depends, among other things, on WRIICO's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    IN GENERAL. Each Fund (other than Ivy Money Market Fund) may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by a
Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called
"variation margin," equal to the daily change in value of the futures contract.  This process is known as "marking to market."  Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund (other than Ivy Money Market Fund) will mark-to-market its open futures position.

    Each Fund (other than Ivy Money Market Fund) is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

    Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, each Fund (other than Ivy Money Market Fund) generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, each Fund (other than Ivy Money Market Fund) generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

    When purchasing a futures contract, each Fund (other than Ivy Money
Market Fund) will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, each Fund
(other than Ivy Money Market Fund) may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

    When selling a futures contract, each Fund (other than Ivy Money
Market Fund) will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, each Fund (other than Ivy Money Market Fund) may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

    When selling a call option on a futures contract, each Fund (other than Ivy Money Market Fund) will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

    When selling a put option on a futures contract, each Fund (other than Ivy Money Market Fund) will maintain with its Custodian (and mark-to-
market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, a
Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

    FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund
(other than Ivy Money Market Fund) may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

    An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

    Each Fund (other than Ivy Money Market Fund) may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option  on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. Each Fund (other than Ivy
Money Market Fund) may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

    In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

    Each Fund (other than Ivy Money Market Fund) will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. Each Fund (other than Ivy Money Market
Fund) will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are
"in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. For additional information about margin deposits required with respect to futures contracts and options thereon, see "Futures Contracts and Options on Futures Contracts."

    RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There can be no
guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-
conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

    Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

    There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

    Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by
(i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United
States, and (v) lesser trading volume.

SECURITIES INDEX FUTURES CONTRACTS

    Each Fund (except Ivy Global Natural Resources Fund and Ivy Money
Market Fund) may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets.
Each Fund will not engage in transactions in futures contracts for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange"). The
S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500
Index, contracts are to buy or sell 500 units. Thus, if the value of the
S&P 500 Index were $150, one contract would be worth $75,000 (500 units x
$150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the
S&P 500 Index is at $154 on that future date, the Fund will lose $2,000
(500 units x loss of $4).

    Each Fund's success in using hedging techniques depends, among other things, on WRIICO's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

    Each Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect.
Consequently, each Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

    Although each Fund intends to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when a Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

    Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

    Each Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. Each Fund will use futures contracts and related options only for
"bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC.

    When purchasing an index futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the futures contract.
Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

    When selling an index futures contract, each Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's custodian).

COMBINED TRANSACTIONS

    Each Fund (other than Ivy Money Market Fund) may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple currency transactions (including forward currency contracts) and some combination of futures, options, and currency transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of WRIICO, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on WRIICO's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

LENDING OF PORTFOLIO SECURITIES

     To enhance the return on its portfolio, each Fund (other than Ivy
Money Market Fund) may enter into a securities lending program that is operated by a securities lending agent. Under the program, a Fund may lend securities in its portfolio (subject to a limit of 33 1/3% of the Fund's total assets) to certain securities firms and financial institutions, provided that each loan is secured by collateral having a market value at least equal to 100% of the market value of the loaned securities, either in the form of cash (including U.S. dollar and non-U.S. dollar currency)
or securities issued or fully guaranteed by the United States government or any agency or instrumentality thereof. Pursuant to an agreement with the Fund, the lending agent will indemnify the Fund against borrower default. Each loan is terminable on demand, and the Fund will receive any interest or dividends paid on the loaned securities. The Fund may use or invest any cash collateral at its own risk and for its own benefit. The
Fund will pay the borrower a predetermined fee or rebate for each loan of securities. Under the program, the Fund may terminate a loan at any time in order to exercise voting rights with respect to a material event affecting the issuer of loaned securities. The risks in lending portfolio securities, as with other extensions of credit, consist of, among other things, the possibility of loss to the Fund due to: (i) the delay or default by a borrower of its obligation to return the loaned securities or
(ii) a loss of rights in the collateral should a borrower fail financially.

                           PORTFOLIO TURNOVER

Each Fund (other than Ivy Money Market Fund) purchases securities that are believed by WRIICO to have above average potential for capital appreciation. Securities are disposed of in situations where it is believed that potential for such appreciation has lessened or that other securities have a greater potential. Therefore, each Fund (other than Ivy
Money Market Fund) may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining each Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded. The portfolio turnover rate for Ivy
Cundill Value Fund was significantly higher in 2002 than it was in 2001 because of the increase in portfolio trading activity due to the decrease in assets (caused by increased redemption activity). A high turnover rate will increase transaction costs and commission costs that will be borne by the Fund and could generate taxable income or loss to the shareholder.

The portfolio turnover rates for the fiscal years ending December 2001 and
December 2002 were:

                                        2001        2002
Ivy Cundill Global Value Fund           57%         122%
Ivy European Opportunities Fund         66%         69%
Ivy Global Natural Resources Fund       169%        67%
Ivy International Fund                  43%         34%
Ivy International Value Fund            39%         48%
Ivy Money Market Fund                   n/a         n/a
Ivy Pacific Opportunities Fund          82%         16%

                          TRUSTEES AND OFFICERS

    Each Fund's Board of Trustees (the "Board") is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering each Fund's day-to-day operations.

    The address for each Trustee and Executive Officer in the following tables is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas
66201-9217. Each Trustee and Officer serves an indefinite term, until he or she dies, resigns or becomes disqualified. The non-Independent Trustees (as defined below) and Executive Officers of the Trust and their principal occupations during the past five years are:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Total Number of Funds Overseen	Other Directorships Held
Keith A. Tucker* (58)	Trustee and Chairman	Trustee since December 16, 2002	Chairman of the Board, Director and CEO of Waddell & Reed Financial, Inc. (Waddell & Reed); Chairman of the Board of Waddell & Reed, Inc. ("WRI") (underwriter); Chairman of the Board and Director of Waddell & Reed Investment Management Co. ("WRIMCO"); Chairman of the Board and Director of Waddell & Reed Services Co.; President and CEO of Waddell & Reed Financial Services, Inc.; Chairman of the Board of Waddell & Reed Development, Inc.; Chairman of the Board of Waddell & Reed Distributors, Inc.	63

Chairman of the Board and Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Chairman of the Board and Director of W&R Funds, Inc. (12 portfolios overseen); Chairman of the Board and Director of W&R Target Funds, Inc. (12 portfolios overseen); Chairman of the Board and Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen).

Henry J. Herrmann* (60)	Trustee and President	Trustee since December 16, 2002	Chairman of the Board, CEO and President of WRIICO and IAC; President, Chief Investment Officer and Director of Waddell & Reed; President and CEO of WRIMCO; Chief Investment Officer of WRIMCO; Chief Investment Officer of Waddell & Reed Financial Services, Inc.; Executive Vice President of Waddell & Reed Financial Services, Inc.; President and Chief Executive Officer of Waddell & Reed Ivy Investment Company ("WRIICO"); formerly, Chairman of the Board of Austin, Calvert & Flavin, Inc.	63

Chairman of the Board and Director, Ivy Services Inc. ("ISI"); Director of WRI; Director of Waddell & Reed Development, Inc.; Director of Waddell & Reed Services Co.; Director of Austin Calvert & Flavin, Inc.; Director and President of Waddell & Reed Advisors Funds (20 portfolios overseen); Director and President of W&R Funds, Inc. (12 portfolios overseen); Director and President of W&R Target Funds, Inc. (12 portfolios overseen); Director and President of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen).

Kristen A. Richards (35)	Secretary and Vice President	Appointed December 17, 2002	Vice President, Associate General Counsel and Chief Compliance Officer of WRIICO and WRIMCO; Vice President, Secretary and Associate General Counsel of each of the Waddell & Reed Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and W&R InvestEd Portfolios, Inc.; formerly Assistant Secretary of each of those funds; formerly, Compliance Officer of WRIMCO	63	None.
Ted Howard (60)	Treasurer	Appointed March 31, 2003	Senior Vice President of Waddell & Reed Services Company ("WRSCO"); Vice President, Treasurer, Principal Accounting Officer and Principal Financial Officer of each of the Waddell & Reed Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and W&R InvestEd Portfolios, Inc.	63	None.

     The Trustees who are not "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act ("Independent Trustees"),
their business addresses and principal occupations during the past five years are:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Total Number of Funds Overseen	Other Directorships Held
Jarold W. Boettcher (62)	Trustee	Trustee since December 16, 2002	President of Boettcher Enterprises, Inc. (agriculture products and services) since 1979; President of Boettcher Supply, Inc. (electrical and plumbing supplies distributor) since 1979; President of Boettcher Aerial, Inc. (Aerial Ag Applicator) since 1983	15	Director of Guaranty State Bank & Trust Co.; Director of Guaranty, Inc.
James D. Gressett (52)	Trustee	Trustee since December 16, 2002	CEO of PacPizza, Inc. (Pizza Hut franchise) since 2000; Secretary of Street Homes, LLP (homebuilding company) since 2001; President of Alien, Inc. (real estate development), 1997 to 2001	15	Director of Collins Financial Services, a debt recovery company
Joseph Harroz, Jr. (36)	Trustee	Trustee since December 16, 2002	General Counsel, University of Oklahoma, Cameron University and Rogers State University; University-wide Vice President of the University of Oklahoma since 1994; Adjunct Professor of Law, University of Oklahoma College of Law; Managing Member, Harroz Investment, LLC (commercial real estate), since 1998; Managing Member, JHJ Investments, LLC (commercial real estate) since 2002	63

Co-Lead Independent Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Co-Lead Independent Director of W&R Target Funds, Inc. (12 portfolios overseen); Co-Lead Independent Director of W&R Funds, Inc. (12 portfolios overseen); Co-Lead Independent Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen)

Glendon E. Johnson, Jr. (51)	Trustee	Trustee since December 16, 2002	Of Counsel, Lee & Smith, PC (law firm) since 1996; Member/Manager, Castle Valley Ranches, LLC (ranching) since 1995	15	None
Eleanor B. Schwartz (66)	Trustee	Trustee since December 16, 2002	Professor of Business Administration, University of Missouri--Kansas City since 1980; Chancellor of University of Missouri--Kansas City, 1991-1999	63

Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Director of W&R Target Funds, Inc. (12 portfolios overseen); Director of W&R Funds, Inc. (12 portfolios overseen); Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen)

Michael G. Smith (58)	Trustee	Trustee since December 16, 2002	Retired; formerly, Managing Director--Institutional Sales, Merrill Lynch, 1983-1999	15

Director, Executive Board, Cox Business School, Southern Methodist University (since 1998); Director, Northwestern Mutual Life Series Funds & Mason Street Advisors Funds (since February, 2003) (29 portfolios overseen).

Edward M. Tighe (60)	Trustee	3 years	Chairman, CEO and Director of JBE Technology Group, Inc. (telecommunications and computer network consulting); CEO and Director of Asgard Holding LLC (computer network and security services); President of Global Mutual Fund Services.; President and CEO of Global Technology.	15	Director of Hansberger Institutional Funds (2 portfolios overseen).

     The Board has an Audit Committee, an Executive Committee, a Valuation
Committee, and a Governance Committee. The function of the Audit Committee is to assist the Board in fulfilling its responsibilities to shareholders of the Fund relating to accounting and reporting, internal controls and the adequacy of auditing relative thereto. As of December 17, 2002, the
Audit Committee consists of Michael G. Smith, Jarold W. Boettcher and
Glendon E. Johnson, Jr. During the last year, the Audit Committee held 4 meetings.

    The function of the Executive Committee is to act as necessary on behalf of the full Board. When the Board is not in session, the Executive
Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Fund except the power to increase or decrease the size of, or fill vacancies on the Board, and except as otherwise prohibited by law. As of December 17, 2002, the
Executive Committee consists of Keith A. Tucker, Henry J. Herrmann and
Edward M. Tighe. During the last fiscal year, Executive Committee did not meet.

    The function of the Valuation Committee is to consider the valuation of portfolio securities which may be difficult to price. As of December 17,
2002, the Valuation Committee consists of Keith A. Tucker and Henry J.
Herrmann. During the last fiscal year, the Valuation Committee met 4 times.

    The function of the Governance Committee is to consider the responsibilities and actions of the Board of Trustees. As of December 17,
2002, the Governance Committee consists of Joseph Harroz, Jr., Eleanor B.
Schwartz and James D. Gressett. During the last fiscal year, the Governance
Committee held 4 meetings.

                           COMPENSATION TABLE

                                 IVY FUND
                  (FISCAL YEAR ENDED DECEMBER 31, 2002)

NAME, POSITION	AGGREGATE COMPENSATION FROM TRUST	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSA-TION FROM TRUST AND FUND COMPLEX PAID TO TRUSTEES*
John S. Anderegg, Jr. (Trustee through December 16, 2002)	$23,000	N/A	N/A	$23,000
Jarold W. Boettcher (Trustee)	$0	N/A	N/A	$0
Stanley Channick (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
Roy J. Glauber (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
James D. Gressett (Trustee)	$0	N/A	N/A	$0
Joseph Harroz, Jr. (Trustee)	$0	N/A	N/A	$0
Henry J. Herrmann (Trustee and President)	$0	N/A	N/A	$0
Glendon E. Johnson, Jr. (Trustee)	$0	N/A	N/A	$0
Joseph G. Rosenthal (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
Eleanor B. Schwartz (Trustee)	$0	N/A	N/A	$0
Richard N. Silverman (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
Michael G. Smith (Trustee)	$0	N/A	N/A	$0
J. Brendan Swan (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
Edward M. Tighe (Trustee)	$24,000	N/A	N/A	$24,000
Keith A. Tucker (Trustee and Chairman)	$0	N/A	N/A	$0

*  The Fund complex consists of Ivy Fund.

    As of December 31, 2002, the Officers and Trustees of the Trust as a
group owned beneficially or of record less than 1% of the outstanding
Class A, Class B, Class C, Class I and Advisor Class shares of each of the seven Ivy funds that are a series of the Trust and included in this SAI, except that the Officers and Trustees of the Trust as a group owned 1.97%,
4.34%, 18.71% and 8.87% of Ivy Cundill Global Value Fund. The other eight series of the trust are included in a separate document.

    The following table sets forth the dollar range of shares of the Fund held directly or indirectly by the Trustees:

Name of Trustee	Dollar Range of Shares in Ivy Cundill Global Value Fund	Dollar Range of Shares in Ivy European Opportunities Fund	Dollar Range of Shares in Ivy Global Natural Resources Fund	Dollar Range of Shares in Ivy International Fund
Jarold W. Boettcher	$ -	$ -	$ -	$ -
James D. Gressett	-	-	-	-
Joseph Harroz, Jr.	-	-	-	-
Henry J. Herrmann	-	-	-	-
Glendon E. Johnson, Jr.	-	-	-	-
Eleanor B. Schwartz	-	-	-	-
Michael G. Smith	-	-	-	-
Edward M. Tighe	-	-	-	-
Keith A. Tucker	-	-	-	-

Name of Trustee	Dollar Range of Shares in Ivy International Value Fund	Dollar Range of Shares in Ivy Money Market Fund	Dollar Range of Shares in Ivy Pacific Opportunities Fund	Aggregate Dollar Range of Shares in all Funds Overseen by the Trustee in the Ivy Fund Family
Jarold W. Boettcher	$ -	$ -	$ -	$ -
James D. Gressett	-	-	-	-
Joseph Harroz, Jr.	-	-	-	-
Henry J. Herrmann	-	-	-	-
Glendon E. Johnson, Jr.	-	-	-	-
Eleanor B. Schwartz	-	-	-	-
Michael G. Smith	-	-	-	-
Edward M. Tighe	-	$10,001 - $50,000	-	$10,001 - $50,000
Keith A. Tucker	-	-	-	-

    PERSONAL INVESTMENTS BY EMPLOYEES OF WRIICO, IFDI, HENDERSON, MFC AND
THE TRUST. WRIICO, IFDI and the Trust have adopted a Code of Ethics and
Business Conduct Policy, MFC has adopted a Business Conduct Policy for
Officers, Directors and Access Persons and Henderson has incorporated a code of ethics into its Compliance and Procedures Manual (the "Codes of
Ethics") which are each designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as each Fund, in compliance with Rule
17j-1 under the 1940 Act. The Codes of Ethics permit personnel of WRIICO,
IFDI, Henderson, MFC and the Trust subject to the Codes of Ethics to engage in personal securities transactions, including with respect to securities held by one or more Funds, subject to certain requirements and restrictions.

                     PRINCIPAL HOLDERS OF SECURITIES

SHARE OWNERSHIP

    To the knowledge of the Trust as of March 31, 2003, no shareholder owned beneficially or of record 5% or more of any Fund's outstanding shares of any class, with the following exceptions:

                    Beneficial Owners of Fund Shares

Title of Class of Shares	Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percentage of Class Owned
Ivy Cundill Global Value - Class A

LPL FINANCIAL SERVICES

A/C 3446-8387

9785 TOWNE CENTRE DRIVE

SAN DIEGO, CA 92121-1968

NFSC FEBO #OJR-406090

NFS/FMTC ROLLOVER IRA

FBO MARTIN RUBINSTEIN

4450 HASKELL AVE.

ENCINO, CA 91436

PERSHING LLC

P.O. BOX 2052

JERSEY CITY, NJ 07303-9998

		11,326.41 11,263.20 8,842.14	6.49 6.46 5.07
Ivy European Opportunities Fund - Class A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246 FTC & CO. ACCOUNT #00570 DATALYNX P.O. BOX 173736 DENVER, CO 80217-3736	209,999.35 133,573.15	14.73 9.37
Ivy Global Natural Resources Fund - Class A

CHARLES SCHWAB & CO INC.

REINVEST ACCOUNT

ATTN: MUTUAL FUND DEPT.

101 MONTGOMERY STREET

SAN FRANCISCO, CA 94104

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

		350,023.37 81,792.29	21.69 5.06
Ivy International Fund - Class A

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

CHARLES SCHWAB & CO. INC.

REINVEST ACCOUNT

ATTN: MUTUAL FUND DEPT.

101 MONTGOMERY STREET

SAN FRANCISCO, CA 94104

		1,637,397.53 907,167.70	22.74 12.59
Ivy International Value Fund - Class A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	439,614.51	44.98
Ivy Money Market Fund - Class A

CARN & CO 930354014

CHOLESTECH CORP 401(K) RET SV PLAN

PSZISCX00000E94000000

ATTN: MUTUAL FUNDS-STAR GROUP

PO BOX 96211

WASHINGTON, DC 20090-6211

CARN & 02167701 RIGGS BANK TTEE

COLTS MANUFACTURING CO INC 401 K PL

ACT 40400097001000000

ATTN STAR GROUP

PO BIX 96211

WASHINGTON, DC 20090-6211

		893,090.07 600,815.96	7.69 5.17
Ivy Pacific Opportunities Fund - Class A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	74,791.99	8.62
Ivy European Opportunities Fund - Class B	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	433,917.31	25.07
Ivy Global Natural Resources Fund - Class B	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246 REDE & CO. 4380 SW MACADAM SUITE 450 PORTLAND, OR 97239	105,927.87 42,666.00	13.05 5.25
Ivy International Fund - Class B	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	1,632,120.03	42.11
Ivy International Value Fund - Class B	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	1,908,118.80	55.30
Ivy Pacific Opportunities Fund - Class B

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

IBT CUST 403 (B0 FBO

DENISE TEPAS

99 OAKDALE DR

ROCHESTER, NY 14618

CARN & CO 930354014

CHOLESTECH CORP 401(K) RET SV PLAN

PSZISCX00000E94000000

ATTN: MUTUAL FUNDS-STAR GROUP

PO BIX 96211

WASHINGTON, DC 20090-6211

		61,576.99 38,530.56 34,365.00	14.30 8.94 7.98
Ivy Cundill Global Value - Class C

PRUDENTIAL SECURITIES INC. FBO

MR. ALBERT RUEFER TAYLOR

1525 1ST ST. APT. T210

CORONADO, CA 92118-1537

NFSC FEBO #OFN-026719

DELAWARE CHAR GUAR & TRUST CUS

IRA OF L MIKKELSON BENEFICIARY

DECD: DORIAN MIKKELSON

110 W. GARDEN VIEW DR.

MIDVALE, UT 84047

LOREN KAMPSCHNIEDER &

DEBORAH A KAMPSCHIENIEDER JT WROS

6201 SO 176TH ST

WALTON, NE 68461

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

		7,000.55 6,714.63 4,934.99 4,375.78	8.32 7.98 5.86 5.20
Ivy European Opportunities Fund - Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	598,991.60	43.47
Ivy Global Natural Resources Fund - Class C

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

PAINEWEBBER FOR THE BENEFIT OF LOCAL 68

ENGINEERS PENSION FUND

P.O. BOX 534

W. CALDWELL, NJ 07007

		80,526.91 31,491.08	16.55 6.47
Ivy International Fund - Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	455,829.78	55.77
Ivy International Value Fund - Class C

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

NFSC FEBO 3 0S3-032883

NFS/FMTC ROLLOVER IRA

FBO DERWYN F PHILLIPS

1250 WEST SOUTHWINDS #215

VERO BEACH

VERO BEACH, FL 32963

		617,268.94 64,030.77	54.62 5.66
Ivy Money Market Fund - Class C

PRUDENTIAL SECURITIES INC. FBO

INTERNATIONAL CAPITAL CONSULTA

1 NEW YORK PLAZA 8TH FLOOR

NEW YORK, NY 10292

PRUDENTIAL SECURITIES INC. FBO

MR. MARCIA D BURKE &

MR. PHILIP BURKE JT TEN

40 GREGORY ST

MARBLEHEAD, MA 01945-3242

PRUDENTIAL SECURITIES INC.

FBO: GLOBAL EQUITY CONSULTANTS

ONE NEW YORK PLAZA

NEW YORK, NY 10292

PRUDENTIAL SECURITIES INC.

EQUITY INVESTORS

GRABBELINIEWEG 84

WILLEMSTAD CURACAO

NETHERLAND ANTILLES, NY 10292

PRUDENTIAL SECURITIES INC.

MR. ELIZABETH M PEFFER

IRA DTD 05/17/96

351 GREENWOOD DR

HILTON HEAD, SC 29928-4249

PRUDENTIAL SECURITIES INC. FBO

FIRST MILLENNIUM TRADING LTD 4

C/O COUGAR ASSET MGMT

BUSINESS TOWER 8TH FL

PORTOMASO ST. JULIANS

ST J10 MALTA, NY 10292

PRUDENTIAL SECURITIES INC.

FBO: GLOBAL EQUITY CONSULTANTS

ONE NEW YORK PLAZA

NEW YORK, NY 10292-2008

		512,294.80 208,384.54 200,331.65 162,217.73 147,216.28 146,153.50 146,077.40	18.73 7.61 7.32 5.93 5.38 5.34 5.34
Ivy Pacific Opportunities Fund - Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246 LOREN KAMPSCHNIEDER JT WROS 6201 SO 176TH ST WALTON, NE 68461	18,792.54 6,997.92	22.49 8.37
Ivy Cundill Global Value Fund - Class I

NATIONAL INVESTOR SERVICES FBO

509-56515-18

55 WATER STREET, 32ND FLOOR

NEW YORK, NY 10041

NATIONAL INVESTOR SERVICES FBO

509-56523-18

55 WATER STREET, 32ND FLOOR

NEW YORK, NY 10041

NATIONAL INVESTOR SERVICES FBO

536-91421-11

55 WATER STREET, 32ND FLOOR

NEW YORK, NY 10041

NATIONAL INVESTOR SERVICES FBO

509-56525-16

55 WATER STREET, 32ND FLOOR

NEW YORK, NY 10041

NATIONAL INVESTOR SERVICES FBO

536-91428-14

55 WATER STREET, 32ND FLOOR

NEW YORK, NY 10041

		1,452.24 1,251.73 907.89 821.10 579.94	28.97 24.97 18.11 16.37 11.56
Ivy European Opportunities Fund - Class I	PERSHING LLC P.O. BOX 2052 JERSEY CITY, NJ 07303-9998 PERSHING LLC P.O. BOX 2052 JERSEY CITY, NJ 07303-9998 NFSC FEBO FNSC/FMTC IRA FBO CHARLES PEAVY 2025 EAGLE NEST BLUFF LAWRENCEVILLE, GA 30244	854.14 744.05 642.38	38.12 33.20 28.67
Ivy International Fund - Class I

LYNSPEN AND COMPANY

PO BOX 830804

BIRMINGHAM, AL 35283

LYNSPEN AND COMPANY

FOR REINVESTMENT

PO BOX 830804

BIRMINGHAM, AL 35283

NATIONAL CITY BANK INDIANA TTEE OF THE MECHANICS LAUNDRY & SUPPLY INC. TEAMSTER EMPLOYEES PEN PLAN U/A/D

3-29-77

ATTN: TRUST MUTUAL FUNDS

#20-405674227

P.O. BOS 94984

CLEVELAND, OH 44101-4984

CHARLES SCHWAB & CO INC.

REINVEST ACCOUNT

ATTN: MUTUAL FUND DEPT.

101 MONTGOMERY STREET

SAN FRANCISCO, CA 94104

		17,025.38 16,551.12 16,008.31 5,503.64	22.90 22.26 21.53 7.40
Ivy Cundill Global Value Fund - Advisor Class

FTC & CO.

ATTN DATALYNX #00570

P.O. BOX 173736

DENVER, CO 80217-3736

MACKENZIE INVESTMENT MGMT INC.

ATTN: BEV YANOWITCH

VIA MIZNER FINANCIAL PLAZA

925 S FEDERAL HWY STE 600

BOCA RATON, FL 33432

PETER CUNDILL HOLDINGS LTD

1100 MELVILLE ST STE 1200

VANCOUVER

BC V6E 4A6

		77,925.54 58,290.14 37,610.63	33.26 24.88 16.05
Ivy European Opportunities Fund - Advisor Class

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

FISERV SECURITIES INC

FAO 56708094

ATTN: MUTUAL FUNDS

ONE COMMERCE SQUARE

2005 MARKET STREET SUITE 1200

PHILADELPHIA, PA 19103

		182,579.00 22,876.34	51.47 6.44
Ivy Global Natural Resources Fund - Advisor Class	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR E, 3RD FLOOR JACKSONVILLE, FL 32246	8,143.07	19.33
Ivy International Fund - Advisor Class	IBT CUST IRA FBO NOLAN C ZUGSCHWERDT 2150 N STAFFORD ARLINGTON, VA 22207	147.48	100.00
Ivy International Value Fund - Advisor Class

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR E, 3RD FLOOR

JACKSONVILLE, FL 32246

NFSC FEBO #279-055662

C/JAMES FERRIS/BRO

B YANOWITCH/J BROADFOOT TTES

U/A 01/01/98

925 S FEDERAL HWY STE 600

BOCA RATON, FL 33432-6143

		34,820.69 3,362.28	80.11 7.73
Ivy Pacific Opportunities Fund - Advisor Class Shares

PERSHING LLC

P.O. BOX 2052

JERSEY CITY, NJ 07303-9998

PERSHING LLC

P.O. BOX 2052

JERSEY CITY, NJ 07303-9998

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR E, 3RD FLOOR

JACKSONVILLE, FL 32246

		4,512.89 748.50 518.00	77.93 12.92 8.94

                 INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

    Waddell & Reed Ivy Investment Company ("WRIICO"), 6300 Lamar Avenue,
P.O. Box 29217, Shawnee Mission, KS 66201-9217, provides business management services and investment advisory services to the Funds, with the exception of Ivy Global Natural Resources Fund, for which WRIICO acts solely as manager. WRIICO is an SEC registered investment advisor with approximately $1.6 billion in assets under management as of December 31,
2002.

    Until December 31, 2002, Ivy Management, Inc. ("IMI") provided business management services to the Funds and investment advisory services to all Funds other than Ivy Global Natural Resources Fund. On December 31,
2002, IMI, an indirect wholly owned subsidiary of Waddell & Reed
Financial, Inc. ("Waddell & Reed") and a wholly owned subsidiary of Ivy
Acquisition Corporation ("IAC"), merged with and into IAC, a wholly owned subsidiary of Waddell & Reed. Upon effectiveness of the merger, IAC changed its name to Waddell & Reed Ivy Investment Company ("WRIICO").

    Effective December 31, 2002, WRIICO assumed all of IMI's duties with respect to the Funds and began providing business management services to the Funds and investment advisory services to all Funds other than Ivy
Global Natural Resources Fund. The terms and conditions of the agreements under which WRIICO provides those services to the Funds are exactly the same as the terms and conditions of the agreements in effect prior to
December 31, 2002 between the Funds and IMI. IMI employees or officers who were serving as portfolio managers of the Funds, if any, continue to serve as portfolio managers of the Funds after the merger, as employees or officers of WRIICO. Each of the portfolio managers who was an employee or officer of IMI, if any, has the same title with WRIICO as he or she had with IMI.

    MFC is a wholly-owned Subsidiary of Investors Group Inc. ("IGI"),
One Canada Centre, 447 Portage Avenue, Winnipeg, Manitoba, Canada R3C3B6.
MFC is a corporation organized under the laws of Ontario. MFC is registered in Ontario as a mutual fund dealer and provides investment advisory services for Ivy Global Natural Resources Fund.

    Henderson Global Investors (North America) Inc. ("HGINA"), 737 North
Michigan Avenue, Suite 1950, Chicago, Illinois 60611, serves as subadvisor to Ivy European Opportunities Fund. For its services, HGINA receives from
WRIICO a fee payable monthly that is equal, on an annual basis, to 0.45%
of the first $100 million of net assets of such Fund and 0.40% thereafter of that portion of such Fund's average daily net assets managed by HGINA.
Henderson Investment Management Limited ("Henderson"), 4 Broadgate,
London, England EC2M 2DA, serves as subadvisor to Ivy European
Opportunities Fund. For its services, Henderson receives from HGINA a fee payable monthly that is equal, on an annual basis, to 0.35% of the first
$100 million of net assets of such Fund and 0.31% thereafter of that portion of such Fund's average daily net assets managed by Henderson.
HGINA and Henderson are registered with the SEC as investment advisers and provide international and global investment management services to institutional and individual investors and investment companies. HGINA is an indirect, wholly owned subsidiary of, and Henderson is a direct wholly owned subsidiary of, Henderson Global Investors (Holdings) plc, which is located at the same address as Henderson, and is a wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located at AMP Building, 24th Floor, 33 Alfred Street, Sydney, New
South Wales 2000 Australia.

    Each Fund except Ivy European Opportunities Fund and Ivy Global
Natural Resources Fund pays WRIICO a monthly fee for providing business management and investment advisory services at an annual rate of 1.00% of the Fund's average net assets.

    During the fiscal years ended December 31, 2000, 2001, and 2002 Ivy
Cundill Global Value Fund paid IMI fees of $5,011, $10,121 and $37,970 respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $86,191, $127,526 and $103,157, respectively. For the fiscal year ended December 31, 2002, IMI paid subadvisory fees to Cundill in the amount of $17, 594.

    Ivy European Opportunities Fund pays WRIICO a monthly fee for providing business management and investment advisory services at an annual rate of 1.00% of the first $250 million I-n average net assets,
0.85% on the next $250 million in average net assets, and 0.75% on average net assets over $500 million. During the fiscal years ended December 31,
2000, 2001 and 2002, Ivy European Opportunities Fund paid IMI fees of
$1,937,417, $1,325,025 and $785,647, respectively. During the same periods, IMI paid subadvisory fees to Henderson in the amount of $361,694,
$291,013, and $192,715, respectively.

    Ivy Global Natural Resources Fund pays WRIICO a monthly fee for providing business management services at an annual rate of 0.50% of the
Fund's average net assets. For investment advisory services, Ivy Global
Natural Resources Fund pays MFC, through WRIICO, a monthly fee at an annual rate of 0.50% of its average net assets. During the fiscal years ended December 31, 2000, 2001 and 2002, Ivy Global Natural Resources Fund
paid IMI fees of $42,385, $62,113 and $146,996, respectively. During the fiscal years ended December 31, 2000, 2001 and 2002, IMI reimbursed Fund expenses in the amount of $190,682, $181,477 and $45,707, respectively.
During the fiscal years ended December 31, 2000, 2001 and 2002, the Fund paid MFC fees, through WRIICO, of $42,385, $62,113 and $146,996, respectively.

    During the fiscal years ended December 31, 2000, 2001 and 2002, Ivy
International Fund paid IMI fees of $16,525,495, $6,834,910 and
$3,178,450, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $0, $400,000 and $0, respectively.

    During the fiscal years ended December 31, 2000, 2001 and 2002, Ivy
International Value Fund paid IMI fees of $1,496,637, $965,448 and
$595,781, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $274,726, $369,480 and $329,958, respectively.

    During the fiscal years ended December 31, 2000, 2001 and 2002, Ivy
Money Market Fund paid IMI fees of $98,462, $92,906 and $81,621, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $162,695, $168,669 and $173,624, respectively.

    During the fiscal years ended December 31, 2000, 2001 and 2002, Ivy
Pacific Opportunities Fund paid IMI fees of $183,267, $131,439 and
$105,358, respectively. During the fiscal years ended December 31, 2000,
2001 and 2002, IMI reimbursed Fund expenses of $172,025, $178,508 and
$138,434 respectively.

    Under the Agreements, the Trust pays the following expenses: (1) the fees and expenses of the Trust's Independent Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with WRIICO; (3) interest expenses; (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9)
fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

    With respect to all Funds other than Ivy European Opportunities Fund and Ivy International Fund, WRIICO currently limits each Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification expenses, and extraordinary expenses) to an annual rate of 2.50% (0.85% in the case of Ivy Money Market Fund) of that Fund's average net assets, which may lower each Fund's expenses and increase its yield.

    The Agreements may be terminated with respect to a Fund at any time, without payment of any penalty, by the vote of a majority of the Board, or by a vote of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act), on 60 days' written notice to WRIICO, or by
WRIICO on 60 days' written notice to the Trust. Each Agreement provides that it will terminate automatically in the event of its assignment (as defined in the 1940 Act).

    In approving the investment advisory agreement, the Board considered a number of factors, including: (1) Waddell & Reed's organizational structure and senior personnel; (2) Waddell & Reed's operations and, in particular, its mutual fund advisory and distribution activities; and (3)
the personnel, operations and financial condition, and investment management capabilities, methodologies, and performance of WRIICO as investment adviser and manager to the Funds.

     Based upon their review and consideration of the factors described above, and such other factors and information it considered relevant, the
Board recognized that WRIICO, and MFC in the case of Ivy Global Natural
Resources Fund, is deemed to owe a fiduciary duty to each Fund and approved the investment advisory agreement.

    In approving the subadvisory agreement, the Board considered (1) the fees paid by Ivy European Opportunities Fund and Ivy International Small
Companies Fund and the terms of the business management and investment advisory agreement between the Funds and WRIICO and the subadvisory agreement between WRIICO and Henderson; (2) the services that WRIICO performs under the management agreement and the investment advisory services that Henderson performs for the Funds under the subadvisory agreement; and (3) that WRIICO continues to be ultimately responsible for
Henderson's compliance with each Fund's investment objective and policies and applicable securities laws, and is also responsible for the selection of the subadviser and monitoring its performance, as well as the overall success or failure of each Fund.

    Based upon their review and consideration of the factors described above, and such other factors and information it considered relevant, the
Board recognized that Henderson is deemed to owe a fiduciary duty to each
Fund and approved the subadvisory agreement.

DISTRIBUTION SERVICES

    IFDI, a wholly owned subsidiary of WRIICO, formerly known as Ivy
Mackenzie Distributors, Inc., serves as the exclusive distributor of each
Fund's shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated March 16, 1999, as amended from time to time (the
"Distribution Agreement"). IFDI distributes shares of each Fund through broker-dealers who are members of the National Association of Securities
Dealers, Inc. and who have executed dealer agreements with IFDI. IFDI distributes shares of each Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IFDI is not obligated to sell any specific amount of Fund shares.

    Each Fund has authorized IFDI to accept on its behalf purchase and redemption orders. IFDI is also authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at each Fund's net asset value next computed after an authorized intermediary or the intermediary's authorized designee accepts them.

    Pursuant to the Distribution Agreement, IFDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in each Fund's then-
current prospectus, and the net asset value on which such price is based.
Out of that commission, IFDI may reallow to dealers such concession as
IFDI may determine from time to time. In addition, IFDI is entitled to deduct a CDSC on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the Prospectus.

    Under the Distribution Agreement, each Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under Federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

    For the period from April 17 (commencement) to December 31, 2000 and the fiscal years ended December 31, 2001 and 2002, IMI, on behalf of IFDI, received from sales of Class A shares of Ivy Cundill Global Value Fund $0,
$63 and $30,629, respectively, in sales commissions, of which $0, $8 and
$4,568, respectively, was retained after dealer allowances. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $170 in
CDSCs on redemptions of Class B shares of Ivy Cundill Global Value Fund.
During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $56 in CDSCs on redemptions of Class C shares of Ivy Cundill
Global Value Fund.

    During the fiscal years ended December 31, 2000, 2001 and 2002, IMI, on behalf of IFDI, received from sales of Class A shares of Ivy European
Opportunities Fund $2,617,198, $47,617 and $36,931, respectively in sales commissions, of which $301,849, $7,323 and $5,484, respectively, was retained after dealer allowances. During the fiscal year ended December 31,
2002, IMI on behalf of IFDI received $147,525 in CDSCs on redemptions of
Class B shares of Ivy European Opportunities Fund. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $5,021 in CDSCs on redemptions of Class C shares of Ivy European Opportunities Fund.

    During the fiscal years ended December 31, 2000, 2001 and 2002, IMI, on behalf of IFDI, received from sales of Class A shares of Ivy Global
Natural Resources Fund $7,913, $57,517 and $158,413, respectively, in sales commissions, of which $858, $8,048 and $23,194, respectively, was retained after dealer allowances. During the fiscal year ended December 31, 2000,
IMI on behalf of IFDI received $22,876 in CDSCs on redemptions of Class B shares of Ivy Global Natural Resources Fund. During the fiscal year ended
December 31, 2002, IMI on behalf of IFDI received $17,068 in CDSCs on redemptions of Class C shares of Ivy Global Natural Resources Fund.

    During the fiscal years ended December 31, 2000, 2001 and 2002, IMI, on behalf of IFDI, received from sales of Class A shares of Ivy
International Fund $188,180, $46,028 and $24,474, respectively, in sales commissions, of which $18,789, $7,817 and $8,489 respectively, was retained after dealer allowances. During the fiscal year ended December 31, 2002,
IMI on behalf of IFDI received $176,978 in CDSCs on redemptions of Class B shares of the Fund. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $14,868 in CDSCs on redemptions of Class C shares of the Fund.

    During the fiscal years ended December 31, 2000, 2001 and 2002, IMI, on behalf of IFDI, received from sales of Class A shares of Ivy
International Value Fund $82,407, $6,229 and $2,310, respectively, in sales commissions, of which $3,791, $883 and $377 respectively, was retained after dealer allowances. During the fiscal year ended December 31, 2002,
IMI on behalf of IFDI received $103,233 in CDSCs on redemptions of Class B shares of Ivy International Value Fund. During the fiscal year ended
December 31, 2002, IMI on behalf of IFDI received $1,565 in CDSCs on redemptions of Class C shares of Ivy International Value Fund.

    During the fiscal years ended December 31, 2000, 2001 and 2002, IFDI received from sales of Class A shares of Ivy Pacific Opportunities Fund
$25,351, $4,599 and $1,902, respectively, in sales commissions, of which
$4,040, $674 and $287, respectively, was retained after dealer allowances.
During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $8,886 in CDSCs on redemptions of Class B shares of Ivy Pacific
Opportunities Fund. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $2 in CDSCs on redemption of Class C shares of Ivy
Pacific Opportunities Fund.

    The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of each Fund. The Distribution Agreement may be terminated with respect to any Fund at any time, without payment of any penalty, by IFDI on 60 days' written notice to the Fund or by a Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to
IFDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

    Payments to Dealers: WRIICO on behalf of IFDI currently intends to pay to dealers a sales commission of 4% of the sale price of Class B shares they have sold, and WRIICO or one of its subsidiaries will receive the entire amount of the CDSC paid by shareholders on the redemption of
Class B shares to finance the 4% commission and related marketing expenses. With respect to Class C shares, WRIICO on behalf of IFDI currently intends to pay to dealers a sales commission of 1% of the sale price of Class C shares that they have sold, a portion of which is to compensate the dealers for providing Class C shareholder account services during the first year of investment. WRIICO or one of its subsidiaries will receive the entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 1% commission and related marketing expenses.

    RULE 18f-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. The Board has adopted a Rule 18f-3 plan on behalf of each
Fund. The key features of the Rule 18f-3 plan are as follows:  (i) shares of each class of each Fund represent an equal pro rata interest in that
Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
(ii) subject to certain limitations described in the Prospectus, shares of a particular class of each Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) each Fund's Class B shares will convert automatically into Class A shares of that Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

    RULE 12B-1 DISTRIBUTION PLANS. The Trust has adopted on behalf of each Fund, in accordance with Rule 12b-1 under the 1940 Act, separate Rule
12b-1 distribution plans pertaining to each Fund's Class A, Class B and
Class C shares (each, a "Plan"). In adopting each Plan, a majority of the
Independent Trustees have concluded in accordance with the requirements of
Rule 12b-1 that there is a reasonable likelihood that each Plan will benefit each Fund and its shareholders. The Trustees of the Trust believe that the Plans should result in greater sales and/or fewer redemptions of each Fund's shares, although it is impossible to know for certain the level of sales and redemptions of any Fund's shares in the absence of a
Plan or under an alternative distribution arrangement.

    Under each Plan, each Fund pays IFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A, Class B or Class C shares, as the case may be. This fee constitutes reimbursement to IFDI for fees paid by IFDI.
The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to the Fund's Class A, Class B or
Class C shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month. The Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.
Class A shares of the Ivy International Fund issued prior to January 1,
1992 are not subject to an ongoing service fee. For this Fund, the annual service fee attributable to the Class A shares of the Fund may equal up to
0.25% of the net assets attributable to Class A shares issued on or after
January 1, 1992. Since the calculation of the service fee does not take into account shares outstanding prior to January 1, 1992, this arrangement results in a rate of service fee payable by the Fund that is lower than
0.25% of the net assets attributable to Class A shares of the Fund. For the fiscal year ended December 31, 2002, the combined service fees were
0.20% of the average net assets attributable to Class A shares of Ivy
International Fund.

    Under each Fund's Class B and Class C Plans, each Fund also pays IFDI a distribution fee, accrued daily and paid monthly, at the annual rate of
0.75% of the average daily net assets attributable to its Class B or Class
C shares. This fee constitutes compensation to IFDI and is not dependent on IFDI's expenses incurred. IFDI may reallow to dealers all or a portion of the service and distribution fees as IFDI may determine from time to time. The distribution fee compensates IFDI for expenses incurred in connection with activities primarily intended to result in the sale of the
Fund's Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to each Class B and Class C Plan, IFDI may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

    Among other things, each Plan provides that (1) IFDI will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) each Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the
Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by each Fund under each Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while each Plan is in effect, the selection and nomination of Independent
Trustees shall be committed to the discretion of the then current
Independent Trustees.

    IFDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by each Fund. IFDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers, banks, investment advisors, financial institutions and other entities for services rendered in the distribution of each Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period.
However, no such payments will be made to any dealer or broker or other party if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by IFDI.

    A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the
Board for its review at least quarterly.

    The Class B Plan and underwriting agreement were amended effective
March 16, 1999 to permit IFDI to sell its right to receive distribution fees under the Class B Plan and CDSCs to third parties. WRIICO on behalf of IFDI enters into such transactions to finance the payment of commissions to brokers at the time of sale and other distribution-related expenses. In connection with such amendments, the Trust has agreed that the distribution fee will not be terminated or modified (including a modification by change in the rules relating to the conversion of Class B shares into shares of another class) for any reason (including a termination of the underwriting agreement) except:

         (i)  to the extent required by a change in the 1940 Act, the rules or regulations under the 1940 Act, or the Conduct
              Rules of the NASD, in each case enacted, issued, or
              promulgated after March 16, 1999;

         (ii) on a basis which does not alter the amount of the
              distribution payments to IFDI computed with reference to
              Class B shares the date of original issuance of which
              occurred on or before December 31, 1998;

        (iii) in connection with a Complete Termination (as defined in the Class B Plan); or

         (iv) on a basis determined by the Board of Trustees acting in good faith so long as (a) neither the Trust nor any
              successor trust or fund or any trust or fund acquiring a
              substantial portion of the assets of the Trust
              (collectively, the "Affected Funds") nor the sponsors of
              the Affected Funds pay, directly or indirectly, as a fee, a trailer fee, or by way of reimbursement, any fee, however
              denominated, to any person for personal services, account
              maintenance services or other shareholder services rendered to the holder of Class B shares of the Affected Funds from and after the effective date of such modification or
              termination, and (b) the termination or modification of the distribution fee applies with equal effect to all
              outstanding Class B shares from time to time of all
              Affected Funds regardless of the date of issuance thereof.

    In the Distribution Agreement, the Trust has also agreed that it will not take any action to waive or change any CDSC in respect of any Class B share the date of original issuance of which occurred on or before December
31, 1998, except as provided in the Trust's prospectus or statement of additional information, without the consent of IFDI and its transferees.

    During the fiscal year ended December 31, 2002, Ivy Cundill Global
Value Fund paid IFDI $1,421 pursuant to its Class A plan. During the fiscal year ended December 31, 2002 Ivy Cundill Global Value Fund paid
IFDI $10,915 pursuant to its Class B plan. During the fiscal year ended
December 31, 2002, the Fund paid IFDI $1,477 pursuant to its Class C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy Cundill
Global Value Fund: advertising, $40; printing and mailing of prospectuses to persons other than current shareholders, $10,114; compensation to underwriters $0; compensation to dealers, $355; compensation to sales personnel, $4,451; interest, carrying or other financing charges $0;
seminars and meetings, $89; travel and entertainment, $397; general and administrative, $1,071; telephone, $120; and occupancy and equipment rental, $559.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy Cundill
Global Value Fund: advertising, $79; printing and mailing of prospectuses to persons other than current shareholders, $20,446; compensation to underwriters $0; compensation to dealers, $4,069; compensation to sales personnel, $9,487; interest, carrying or other financing charges $0;
seminars and meetings, $1,106; travel and entertainment, $888; general and administrative, $2,254; telephone, $254; and occupancy and equipment rental, $1,203.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy Cundill
Global Value Fund: advertising, $10; printing and mailing of prospectuses to persons other than current shareholders, $2,868; compensation to underwriters $0; compensation to dealers, $1,131; compensation to sales personnel, $1,213; interest, carrying or other financing charges $0;
seminars and meetings, $283; travel and entertainment, $103; general and administrative, $295; telephone, $34; and occupancy and equipment rental,
$151.

    During the fiscal year ended December 31, 2002, Ivy European
Opportunities Fund paid IFDI $68,690 pursuant to its Class A plan. During the fiscal year ended December 31, 2002 Ivy European Opportunities Fund paid IFDI $297,574 pursuant to its Class B plan. During the fiscal year ended December 31, 2002, the Fund paid IFDI $223,062 pursuant to its Class
C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy European
Opportunities Fund: advertising, $848; printing and mailing of prospectuses to persons other than current shareholders, $5,916;
compensation to underwriters $0; compensation to dealers, $11,427;
compensation to sales personnel, $108,056; interest, carrying or other financing charges $0; seminars and meetings, $2,857; travel and entertainment, $11,894; general and administrative, $25,256; telephone,
$2,981; and occupancy and equipment rental, $13,697.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy European
Opportunities Fund: advertising, $920; printing and mailing of prospectuses to persons other than current shareholders, $6,412;
compensation to underwriters $0; compensation to dealers, $625,665;
compensation to sales personnel, $117,062; interest, carrying or other financing charges $0; seminars and meetings, $156,416; travel and entertainment, $12,822; general and administrative, $27,375; telephone,
$3,227; and occupancy and equipment rental, $14,839.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy European
Opportunities Fund: advertising, $693; printing and mailing of prospectuses to persons other than current shareholders, $4,792;
compensation to underwriters $0; compensation to dealers, $22,893;
compensation to sales personnel, $88,029; interest, carrying or other financing charges $0; seminars and meetings, $5,723; travel and entertainment, $9,628; general and administrative, $20,607; telephone,
$2,428; and occupancy and equipment rental, $11,150.

    During the fiscal year ended December 31, 2002, Ivy Global Natural
Resources Fund paid IFDI $38,138 pursuant to its Class A plan. During the fiscal year ended December 31, 2002, Ivy Global Natural Resources Fund paid IFDI $79,517 pursuant to its Class B plan. During the fiscal year ended December 31, 2002, the Fund paid IFDI $41,104 pursuant to its Class
C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy Global
Natural Resources Fund: advertising, $38,043; printing and mailing of prospectuses to persons other than current shareholders, $25,206;
compensation to underwriters $0; compensation to dealers, $7,221;
compensation to sales personnel, $62,716; interest, carrying or other financing charges $0; seminars and meetings, $1,806; travel and entertainment, $6,060; general and administrative, $14,846; telephone,
$1,692; and occupancy and equipment rental, $7,960.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy Global
Natural Resources Fund: advertising, $19,743; printing and mailing of prospectuses to persons other than current shareholders, $12,776;
compensation to underwriters $0; compensation to dealers, $55,596;
compensation to sales personnel, $31,923; interest, carrying or other financing charges $0; seminars and meetings, $13,899; travel and entertainment, $3,141; general and administrative, $7,515; telephone,
$861; and occupancy and equipment rental, $4,068.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy Global
Natural Resources Fund: advertising, $10,795; printing and mailing of prospectuses to persons other than current shareholders, $7,159;
compensation to underwriters $0; compensation to dealers, $48,035;
compensation to sales personnel, $17,136; interest, carrying or other financing charges $0; seminars and meetings, $12,009; travel and entertainment, $1,598; general and administrative, $4,080; telephone,
$461; and occupancy and equipment rental, $2,169.

    During the fiscal year ended December 31, 2002, Ivy International
Fund paid IFDI $378,397 pursuant to its Class A plan. During the fiscal year ended December 31, 2002 Ivy International Fund paid IFDI $986,230 pursuant to its Class B plan. During the fiscal year ended December 31,
2002, the Fund paid IFDI $191,552 pursuant to its Class C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy
International Fund: advertising, $5,015; printing and mailing of prospectuses to persons other than current shareholders, $35,608;
compensation to underwriters $0; compensation to dealers, $74,558;
compensation to sales personnel, $687,986; interest, carrying or other financing charges $0; seminars and meetings, $18,647; travel and entertainment, $85,352; general and administrative, $158,246; telephone,
$19,368; and occupancy and equipment rental, $87,348.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy
International Fund: advertising, $2,616; printing and mailing of prospectuses to persons other than current shareholders, $17,516;
compensation to underwriters $0; compensation to dealers, $181,363;
compensation to sales personnel, $343,811; interest, carrying or other financing charges $0; seminars and meetings, $45,341; travel and entertainment, $39,907; general and administrative, $79,838; telephone,
$9,570; and occupancy and equipment rental, $43,596.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy
International Fund: advertising, $508; printing and mailing of prospectuses to persons other than current shareholders, $3,403;
compensation to underwriters $0; compensation to dealers, $20,918;
compensation to sales personnel, $66,852; interest, carrying or other financing charges $0; seminars and meetings, $5,230; travel and entertainment, $7,771; general and administrative, $15,523; telephone,
$1,862; and occupancy and equipment rental, $8,475.

    During the fiscal year ended December 31, 2002, Ivy International
Value Fund paid IFDI $26,116 pursuant to its Class A plan. During the fiscal year ended December 31, 2002, Ivy International Value Fund paid
IFDI $366,679 pursuant to its Class B plan. During the fiscal year ended
December 31, 2002, the Fund paid IFDI $122,381 pursuant to its Class C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy
International Value Fund: advertising, $286; printing and mailing of prospectuses to persons other than current shareholders, $1,682;
compensation to underwriters $0; compensation to dealers, $4,192;
compensation to sales personnel, $36,824; interest, carrying or other financing charges $0; seminars and meetings, $1,049; travel and entertainment, $4,143; general and administrative, $8,595; telephone,
$1,022; and occupancy and equipment rental, $4,661.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy
International Value Fund: advertising, $1,006; printing and mailing of prospectuses to persons other than current shareholders, $6,034;
compensation to underwriters $0; compensation to dealers, $137,774;
compensation to sales personnel, $129,945; interest, carrying or other financing charges $0; seminars and meetings, $34,443; travel and entertainment, $14,591; general and administrative, $30,282; telephone,
$3,595; and occupancy and equipment rental, $16,484.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy
International Value Fund: advertising, $333; printing and mailing of prospectuses to persons other than current shareholders, $2,015;
compensation to underwriters $0; compensation to dealers, $10,772;
compensation to sales personnel, $43,287; interest, carrying or other financing charges $0; seminars and meetings, $2,693; travel and entertainment, $4,927; general and administrative, $10,072; telephone,
$1,201; and occupancy and equipment rental, $5,491.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy Money
Market Fund: advertising, $398; printing and mailing of prospectuses to persons other than current shareholders, $2,195; compensation to underwriters, $0; compensation to dealers,  $5,826; compensation to sales personnel, $49,434; interest, carrying or other financing documents $0;
seminars and meetings, $1,457;  travel and entertainment, $5,199; general and administrative, $11,647; telephone, $1,357; and occupancy and equipment rental, $6,246.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy Money
Market Fund: advertising, $182; printing and mailing of prospectuses to persons other than current shareholders, $1,025; compensation to underwriters $0; compensation to dealers, $13,874; compensation to sales personnel, $22,586; interest, carrying or other financing charges $0;
seminars and meetings, $3,468; travel and entertainment, $2,370; general and administrative, $5,309; telephone, $618; and occupancy and equipment rental, $2,862.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy Money
Market Fund: advertising, $22; printing and mailing of prospectuses to persons other than current shareholders, $98; compensation to underwriters
$0; compensation to dealers, $1,341; compensation to sales personnel,
$2,525; interest, carrying or other financing charges $0; seminars and meetings, $335; travel and entertainment, $247; general and
administrative, $607; telephone, $69; and occupancy and equipment rental,
$315.

    During the fiscal year ended December 31, 2002, Ivy Pacific
Opportunities Fund paid IFDI $15,765 pursuant to its Class A plan. During the fiscal year ended December 31, 2002 Ivy Pacific Opportunities Fund paid IFDI $33,518 pursuant to its Class B plan. During the fiscal year ended December 31, 2002, the Fund paid IFDI $7,847 pursuant to its Class C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy Pacific
Opportunities Fund: advertising, $182; printing and mailing of prospectuses to persons other than current shareholders, $1,058;
compensation to underwriters $0; compensation to dealers, $2,663;
compensation to sales personnel, $22,786; interest, carrying or other financing charges $0; seminars and meetings, $666; travel and entertainment, $2,404; general and administrative, $5,338; telephone,
$624; and occupancy and equipment rental, $2,895.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy Pacific
Opportunities Fund: advertising, $94; printing and mailing of prospectuses to persons other than current shareholders, $557; compensation to underwriters $0; compensation to dealers, $21,259; compensation to sales personnel, $11,962; interest, carrying or other financing charges $0;
seminars and meetings, $5,314; travel and entertainment, $1,322; general and administrative, $2,791; telephone, $330; and occupancy and equipment rental, $1,518.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy Pacific
Opportunities Fund: advertising, $22; printing and mailing of prospectuses to persons other than current shareholders, $127; compensation to underwriters $0; compensation to dealers, $1,617; compensation to sales personnel, $2,743; interest, carrying or other financing charges $0;
seminars and meetings, $404; travel and entertainment, $302; general and administrative, $640; telephone, $76; and occupancy and equipment rental,
$349.

    Each Plan may be amended at any time with respect to the class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated at any time with respect to the class of shares of the
Fund to which the Plan relates, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of that class.

    If the Distribution Agreement or the Distribution Plans are
terminated (or not renewed) with respect to any of the Ivy funds (or class of shares thereof), each may continue in effect with respect to any other fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

CUSTODIAN

    Pursuant to a Custodian Agreement with the Trust, UMB Bank, n.a. (the
"Custodian"), located at 928 Grand Boulevard, Kansas City, Missouri, 64106,
maintains custody of the assets of each Fund held in the United States.
Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian has entered into subcustodial agreements for the holding of each Fund's foreign securities. With respect to each Fund, the Custodian may receive, as partial payment for its services to each Fund, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

FUND ACCOUNTING SERVICES

    Pursuant to a Fund Accounting Services Agreement, WRIICO (formerly,
IMI) provides certain accounting and pricing services for each Fund. As of
March 18, 2003, WRIICO assigned its responsibilities under the Fund
Accounting Services Agreement to Waddell & Reed Services Company. As
compensation for those services, each Fund pays WRIICO a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of each Fund except Ivy Money Market Fund at the preceding month end at the following rates: s$1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million. The monthly fee for the Ivy Money Market fund is based on .10% of average net assets.

    During the fiscal year ended December 31, 2002, Ivy Cundill Global
Value Fund paid IMI $16,676 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy European
Opportunities Fund paid IMI $110,283 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy Global Natural
Resources Fund paid IMI $44,775 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy International
Fund paid IMI $211,731 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy International
Value Fund paid IMI $86,488 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy Money Market Fund paid IMI $28,899 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy Pacific
Opportunities Fund paid IMI $30,611 under the agreement.

TRANSFER AGENT

    Pursuant to a Transfer Agency Services Agreement, PFPC Global Fund
Services, Inc. ("PFPC"), a Massachusetts corporation, located at 4400
Computer Drive, Westborough, MA 01581 is the transfer agent for each Fund.
Under the Agreement, each Fund pays a monthly fee at an annual rate of
$17.00 for each open Class A, Class B, Class C and Advisor Class account.
Each Fund with Class I shares pays a monthly fee at an annual rate of
$10.25 per open Class I account. In addition, each Fund pays a monthly fee at an annual rate of $3.60 per account that is closed plus certain out-of-
pocket expenses. Such fees and expenses for the fiscal year ended December
31, 2002 for Ivy Cundill Global Value Fund totaled $9,304. Such fees and expenses for the fiscal year ended December 31, 2002 for Ivy European
Opportunities Fund totaled $375,315. Such fees and expenses for the fiscal year ended December 31, 2002 for Ivy Global Natural Resources Fund totaled
$107,432. Such fees and expenses for the fiscal year ended December 31,
2002 for Ivy International Fund totaled $1,052,425. Such fees and expenses for the fiscal year ended December 31, 2002 for Ivy International Value
Fund totaled $244,778. Such fees and expenses for the fiscal year ended
December 31, 2002 for Money Market Fund totaled $100,635. Such fees and expenses for the fiscal year ended December 31, 2002 for Ivy Pacific
Opportunities Fund totaled $66,761. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by PFPC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. PFPC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

ADMINISTRATOR

    Pursuant to an Administrative Services Agreement, WRIICO provides certain administrative services to each Fund. As of March 18, 2003, WRIICO assigned its responsibilites under the Administrative Services Agreement to Waddell & Reed Services Company. As compensation for these services, each Fund (except with respect to its Class I shares) pays WRIICO a monthly fee at the annual rate of 0.10% of the Fund's average daily net assets.
Each Fund with Class I shares paid WRIICO a monthly fee at the annual rate of 0.01% of its average daily net assets for the Class I shares. Class I shares were closed to further investment effective February 18, 2003. Such fees for the fiscal year ended December 31, 2002 for Ivy Cundill Global
Value Fund totaled $3,792. Such fees for the fiscal year ended December 31,
2002 for Ivy European Opportunities Fund totaled $87,624. Such fees for the fiscal year ended December 31, 2002 for Ivy Global Natural Resources Fund
totaled $29,399. Such fees for the fiscal year ended December 31, 2002 for
Ivy International Fund totaled $309,037. Such fees for the fiscal year ended December 31, 2002 for Ivy International Value Fund totaled $59,578.
Such fees for the fiscal year ended December 31, 2002 for Ivy Money Market
Fund totaled $20,405. Such fees for the fiscal year ended December 31, 2002 for Ivy Pacific Opportunities Fund totaled $10,536.

    Outside of providing administrative services to the Trust, as described above, WRIICO may also act on behalf of IFDI in paying commissions to broker-dealers with respect to sales of Class B and Class C shares of each Fund.

AUDITORS

    Deloitte & Touche LLP, located at 1010 Grand Boulevard, Kansas City,
Missouri, has been selected as auditors for the Trust. The audit services performed by Deloitte & Touche LLP include audits of the annual financial statements of each of the funds of the Trust. Deloitte & Touche LLP audited the December 31, 2002 financial statements of each of the funds in the Trust; prior to December 31, 2002, other auditors audited the financial statements of each of the funds in the Trust. Other services provided by Deloitte & Touche LLP principally relate to filings with the
SEC and the preparation of the funds' tax returns.

                          BROKERAGE ALLOCATION

    Subject to the overall supervision of the President and the Board,
WRIICO, Henderson (for Ivy European Opportunities Fund), Cundill (for Ivy
Cundill Global Value Fund) or MFC (for Ivy Global Natural Resources Fund)
(the "Advisors"), place orders for the purchase and sale of each Fund's portfolio securities. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the Funds for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-
market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, the Advisors attempt to deal directly with the principal market makers, except in those circumstances where the Advisors believe that a better price and execution are available elsewhere.

    The Advisors select broker-dealers to execute transactions and evaluate the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies.
Research services furnished by brokers through whom the Trust effects securities transactions may be used by the Advisors in servicing all of their accounts. In addition, not all of these services may be used by the
Advisors in connection with the services they provide to the Funds or the
Trust. The Advisors may consider sales of shares of Ivy funds as a factor in the selection of broker-dealers and may select broker-dealers who provide them with research services. The Advisors may choose broker-
dealers that provide the Advisors with research services and may cause a client to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if the Advisors view the commissions as reasonable in relation to the value of the brokerage and/or research services. The Advisors will not, however, seek to execute brokerage transactions other than at the best price and execution, taking into account all relevant factors such as price, promptness of execution and other advantages to clients, including a determination that the commission paid is reasonable in relation to the value of the brokerage and/or research services.

    During the period from April 17, 2000 (commencement) to December 31,
2000 and for fiscal year ended December 31, 2001, Ivy Cundill Global Value
Fund paid brokerage commissions of $5,475 and $7,033, respectively. For the fiscal year ended December 31, 2002, Ivy Cundill Global Value Fund paid a total of $33,718 in brokerage commissions with respect to portfolio transactions aggregating $10,303,890. Of such amount, $31,009 in brokerage commissions with respect to portfolio transactions aggregating $9,458,693 was placed with broker-dealers who provided research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy
European Opportunities Fund paid brokerage commissions of $963,629 and
$378,774, respectively. For the fiscal year ended December 31, 2002, Ivy
European Opportunities Fund paid a total of $258,076 in brokerage commissions with respect to portfolio transactions aggregating
$141,552,195. Of such amount, $254,040 in brokerage commissions with respect to portfolio transactions aggregating $139,556,680 was placed with broker-dealers who provided research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy Global
Natural Resources Fund paid brokerage commissions of $74,204 and $122,750, respectively. For the fiscal year ended December 31, 2002, Ivy Global
Natural Resources Fund paid a total of $156,080 in brokerage commissions with respect to portfolio transactions aggregating $55,704,863. Of such amount, $144,661 in brokerage commissions with respect to portfolio transactions aggregating $51,669,774 was placed with broker-dealers who provided research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy
International Fund paid brokerage commissions of $5,059,929 and
$2,109,321, respectively. For the fiscal year ended December 31, 2002, Ivy
International Fund paid a total of $922,641 in brokerage commissions with respect to portfolio transactions aggregating $423,101,836. Of such amount, $860,614 in brokerage commissions with respect to portfolio transactions aggregating $389,575,295 was placed with broker-dealers who provided research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy
International Value Fund paid brokerage commissions of $356,738 and
$224,446, respectively. For the fiscal year ended December 31, 2002, Ivy
International Value Fund paid a total of $165,800 in brokerage commissions with respect to portfolio transactions aggregating $72,683,878. Of such amount, $141,651 in brokerage commissions with respect to portfolio transactions aggregating $62,684,793 was placed with broker-dealers who provided research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy Pacific
Opportunities Fund paid brokerage commissions of $170,281 and 108,170, respectively. For the fiscal year ended December 31, 2002, Ivy Pacific
Opportunities Fund paid a total of $21,625 in brokerage commissions with respect to portfolio transactions aggregating $4,965,800. Of such amount,
$20,925 in brokerage commissions with respect to portfolio transactions aggregating $4,824,883 was placed with broker-dealers who provided research services.

    Brokerage commissions vary from year to year in accordance with the extent to which a particular Fund is more or less actively traded.

    Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that the Advisors deem to be a desirable investment for each Fund. While no minimum has been established, it is expected that each Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for any Fund shares with securities and may discontinue accepting securities as payment for any Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of each Fund, and each
Fund's shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

                    CAPITALIZATION AND VOTING RIGHTS

    The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of each Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of any Fund has preemptive rights or subscription rights.

    The Declaration of Trust of the Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized fifteen series, each of which represents a fund. The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Ivy Money Market Fund, and
Class A, Class B, Class C and Advisor Class shares for Ivy Bond Fund, Ivy
Cundill Global Value Fund, Ivy Developing Markets Fund, Ivy European
Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund,
Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International
Fund, Ivy International Small Companies Fund, Ivy International Value
Fund, Ivy Pacific Opportunities Fund, Ivy US Blue Chip Fund and Ivy US
Emerging Growth Fund, as well as Class I shares for Ivy Bond Fund, Ivy
Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global
Science & Technology Fund, Ivy International Fund, Ivy International Small
Companies Fund, Ivy International Value Fund and Ivy US Blue Chip Fund.
Class I shares were closed to further investment effective February 18,
2003. Under the Declaration of Trust, the Trustees may terminate any Fund without shareholder approval. This might occur, for example, if a Fund does not reach or fails to maintain an economically viable size.

    Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares).
Shareholders of each Fund are entitled to vote alone on matters that only affect that Fund. All classes of shares of each Fund will vote together, except with respect to the distribution plan applicable to a class of the
Fund's shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent certified public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

    As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a Fund means the vote of the lesser of:
(1) 67% of the shares of that Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of that
Fund (or of the Trust).

    With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that:  (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the
Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

    The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

    The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

    Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The
Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of any Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                      SPECIAL RIGHTS AND PRIVILEGES

    The Trust offers, and (except as noted below) bears the cost of providing, to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

    Certain of the rights and privileges described below refer to funds, other than the Funds, whose shares are also distributed by IFDI. These funds are:  Ivy Bond Fund, Ivy Developing Markets Fund, Ivy Global Fund,
Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International
Small Companies Fund, Ivy US Blue Chip Fund and Ivy US Emerging Growth
Fund (the other eight series of the Trust). Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

AUTOMATIC INVESTMENT METHOD

    The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares, except Class I. The minimum initial and subsequent investment under this method is $50 per month, $250 for Advisor Class shares (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the
Automatic Investment Method at any time upon delivery to PFPC of telephone instructions or written notice. See "Automatic Investment Method" in the
Prospectus. To begin the plan, complete Sections 8 and 9 of the Account
Application.

EXCHANGE OF SHARES

    As described in the Prospectus, shareholders of each Fund have an exchange privilege with other Ivy funds. Before effecting an exchange, shareholders of a Fund should obtain and read the currently effective prospectus for the Ivy fund into which the exchange is to be made.

    A 2% redemption fee or short-term trading fee will be imposed on redemptions and exchanges of Class A shares of each Fund made within 30 days of purchase. In addition, a 2% redemption fee or short-term trading fee will be imposed on redemptions and exchanges of Class B, C and Advisor
Class shares of Ivy Developing Markets Fund and Ivy Pacific Opportunities
Fund. As of June 15, 2003, a 2% redemption fee will be imposed on redemptions and exchanges of Advisor Class of shares of all of the Funds made within 30 days of purchase. These fees will be retained by the Fund.
See "Redemptions" below.

    Advisor Class shareholders may exchange their outstanding Advisor
Class shares for Advisor Class shares of another Ivy Fund on the basis of the relative net asset value per share. The minimum value of Advisor Class shares which may be exchanged into an Ivy fund in which shares are not already held is $10,000. No exchange out of any Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Advisor Class shares of that Fund to less than $10,000.

    Each exchange will be made on the basis of the relative net asset value per share of the Ivy funds involved in the exchange next computed following receipt by PFPC of telephone instructions by PFPC or a properly executed request. Exchanges, whether written or telephonic, must be received by PFPC by the close of regular trading on the Exchange (normally
4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions" below.

    An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss
(long-term or short-term, depending on the holding period of the shares)
in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See
"Taxation."

    With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax advisor regarding the tax consequences of an exchange transaction.

    INITIAL SALES CHARGE SHARES. Generally, Class A shareholders may exchange their Class A shares ("outstanding Class A shares") for Class A shares of another Ivy fund ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. (The additional sales charge will be waived for Class A shares that have been invested for a period of 12 months or longer.)  Class A shareholders may also exchange their shares for shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange). In certain short-term transactions, Class A shares of each Fund, and Class B, C and Advisor
Class shares of Ivy Developing Markets Fund and Ivy Pacific Opportunities
Fund, may be subject to a fee upon redemption or exchange. See
"REDEMPTIONS' below.

    Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of The Legend Group and United Planners
Financial Services of America, Inc. This privilege will apply on to Class
A Shares of a Fund that are purchased using all or a portion of the proceeds obtained by such clients through redemptions of shares of a mutual fund (other than one of the Funds) on which a sales charge was paid
(the "NAV transfer privilege"). Purchases eligible for the NAV transfer privilege must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year after purchase. The NAV transfer privilege also applies to Fund shares purchased directly by clients of such dealers as long as their accounts are linked to the dealer's master account. The normal service fee, as described in the "Initial Sales Charge Alternative
- Class A Shares" section of the Prospectus, will be paid to those dealers in connection with these purchases. IFDI may from time to time pay a special cash incentive to The Legend Group or United Planners Financial
Services of America, Inc. in connection with sales of shares of a Fund by its registered representatives under the NAV transfer privilege.
Additional information on sales charge reductions or waivers may be obtained from IFDI at the address listed on the cover of this Statement of
Additional Information.

CONTINGENT DEFERRED SALES CHARGE SHARES

    CLASS A:  Class A shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge ("CDSC"), as described in the Prospectus ("outstanding Class A shares"), for Class A shares of another Ivy fund ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares.
Class A shareholders of any Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC period following an exchange if such period is longer than the CDSC period, if any, applicable to the new
Class A shares.

    For purposes of computing the CDSC that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is "tacked" onto the holding period of the new
Class A shares.

    CLASS B:  Class B shareholders may exchange their Class B shares
("outstanding Class B shares") for Class B shares of another Ivy fund
("new Class B shares") on the basis of the relative net asset value per
Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of any Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the
CDSC schedule (or period) applicable to the new Class B shares.

    Class B shares of any Fund acquired through an exchange of Class B shares of another Ivy fund will be subject to that Fund's CDSC schedule
(or period) if such schedule is higher (or such period is longer) than the
CDSC schedule (or period) applicable to the Ivy fund from which the exchange was made.

    For purposes of both the conversion feature and computing the CDSC that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is
"tacked" onto the holding period of the new Class B shares.

    The following CDSC table applies to Class B shares of Ivy Bond Fund,
Ivy Cundill Global Value Fund, Ivy Developing Markets Fund, Ivy European
Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund,
Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International
Fund, Ivy International Small Companies Fund, Ivy International Value
Fund, Ivy Pacific Opportunities Fund, Ivy US Blue Chip Fund and Ivy US
Emerging Growth Fund.

                                  CONTINGENT DEFERRED SALES
                                  CHARGE AS A PERCENTAGE OF
YEAR SINCE PURCHASE               DOLLAR AMOUNT SUBJECT TO
                                  CHARGE
First                                         5%
Second                                        4%
Third                                         3%
Fourth                                        3%
Fifth                                         2%
Sixth                                         1%
Seventh and thereafter                        0%

    CLASS C:  Class C shareholders may exchange their Class C shares
("outstanding Class C shares") for Class C shares of another Ivy fund
("new Class C shares") on the basis of the relative net asset value per
Class C share, without the payment of any CDSC that would otherwise be due upon redemption. (Class C shares are subject to a CDSC of 1.00% if redeemed within one year of the date of purchase.)

    CLASS I AND ADVISOR CLASS:  Subject to the restrictions set forth in the following paragraph, Advisor Class shareholders may exchange their outstanding shares for the same class of shares of another Ivy Fund on the basis of the relative net asset value per share. Class I shares were closed to further investment effective February 18, 2003 and no exchanges among Class I shares may be made.

    ALL CLASSES:  The minimum value of shares which may be exchanged into an Ivy fund in which shares are not already held is $1,000 ($10,000 in the case of Advisor Class). No exchange out of any Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000 ($10,000 in the case of Advisor Class).

    Each exchange will be made on the basis of the relative net asset value per share of the Ivy funds involved in the exchange next computed following receipt by PFPC of telephone instructions by PFPC or a properly executed request. Exchanges, whether written or telephonic, must be received by PFPC by the close of regular trading on the Exchange (normally
4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

    An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss
(long-term or short-term, depending on the holding period of the shares)
in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See
"Taxation."

    With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax advisor regarding the tax consequences of an exchange transaction.

LETTER OF INTENT

    Reduced sales charges apply to initial investments in Class A shares of any Fund made pursuant to a non-binding Letter of Intent. A Letter of
Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the Account Application in the
Prospectus. Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least $50,000 in Class A shares of a Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of a Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be back dated. A shareholder may include, as an accumulation credit, the value (at the applicable offering price) of all Class A shares of Ivy Cundill Global
Value Fund,  Ivy European Opportunities Fund, Ivy Global Natural Resources
Fund, Ivy International Fund, Ivy International Value Fund, and Ivy
Pacific Opportunities Fund, (and shares that have been exchanged into Ivy
Money Market Fund from any of the other funds in the Ivy Funds) held of record by him or her as of the date of his or her Letter of Intent. During the term of the Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is required to pay IFDI an amount equal to the difference between the dollar amount of sales charge that he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of
Intent does not obligate the investor to buy or the Trust to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions of such letter before signing.

RETIREMENT PLANS

    Shares may be purchased in connection with several types of tax-
deferred retirement plans. Shares of more than one fund distributed by
IFDI may be purchased in a single application establishing a single account under the plan, and shares held in such an account may be exchanged among the Ivy funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

    The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

    Retirement Plan New Account Fee           no fee
    Retirement Plan Annual Maintenance Fee    $10.00 per fund account

    For shareholders whose retirement accounts are diversified across several Ivy funds, the annual maintenance fee will be limited to not more than $20.

    The following discussion describes the tax treatment of certain tax-
deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

    INDIVIDUAL RETIREMENT ACCOUNTS:  Shares of each Fund may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible
individuals may establish an IRA by adopting a model custodial account available from PFPC, who may impose a charge for establishing the account.

    An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

    An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, whether the individual's contribution to an IRA is fully deductible, partially deductible or not deductible depends on (i) adjusted gross income and
(ii) whether it is the individual or the individual's spouse who is an active participant, in the case of married individuals filing jointly.
Contributions may be made up to the maximum permissible amount even if they are not deductible. Rollover contributions are not includable in income for Federal income tax purposes and therefore are not deductible from it.

    Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income.
Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums, amounts used to pay certain qualified higher education expenses, and amounts used within 120 days of the date the distribution is received to pay for certain first-time homebuyer expenses. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a
50% non-deductible penalty tax.

    ROTH IRAS:  Shares of each Fund also may be used as a funding medium for a Roth Individual Retirement Account ("Roth IRA"). A Roth IRA is
similar in numerous ways to the regular (traditional) IRA, described above. Some of the primary differences are as follows.

    A single individual earning below $95,000 can contribute up to $3,000
($3,500 if 50 or older) per year to a Roth IRA for years 2002 through
2004. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to
$110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $6,000 ($7,000 if 50 or older) per year
($3,000 per IRA) ($3,500 if 50 or older). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.
An individual whose adjusted gross income exceeds the maximum phase-out amount cannot contribute to a Roth IRA.

    An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed
$3,000 ($3,500 if 50 or older). Contributions to a Roth IRA are not deductible. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

    No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59
1/2, for a first-time home purchase ($10,000 maximum, one time use), or upon death or disability. All other distributions from a Roth IRA (other than the amount of nondeductible contributions) are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10%
penalty include: reaching age 59 1/2, death, disability, deductible medical expenses, the purchase of health insurance for certain unemployed individual and qualified higher education expenses.

    An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth
IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

    QUALIFIED PLANS:  For those self-employed individuals who wish to purchase shares of one or more Ivy funds through a qualified retirement plan, an Agreement and a Retirement Plan are available from PFPC. The
Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-
employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

    In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

    A self-employed individual may contribute up to the lesser of $40,000 or 100% of compensation or earned income to a money purchase pension plan or to a profit sharing plan each year on behalf of each participant. To be deductible, total contributions to a money purchase plan or profit sharing plan generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $200,000 for benefits accruing in plan years beginning after 2001, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

    Corporate employers may also adopt the Custodial Agreement and
Retirement Plan for the benefit of their eligible employees. Similar contribution and deduction rules apply to corporate employers.
    Distributions from the Retirement Plan generally are made after a participant's severance from employment. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-
1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled; (4) uses the withdrawal to pay tax-deductible medical expenses; (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (6) rolls over the distribution.

    The Transfer Agent will arrange for Fiduciary Trust Company of New
Hampshire to furnish custodial services to the employer and any participating employees.

    DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS
("403(B)(7) ACCOUNT"):  Section 403(b)(7) of the Internal Revenue Code of
1986, as amended (the "Code") permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of one or more Funds in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from PFPC.

    Distributions from the 403(b)(7) Account may be made only following death, disability, severance from employment, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled; (3) uses the withdrawal to pay tax-deductible medical expenses; (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (5)
rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

    SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS:  An employer may deduct contributions to a SEP up to the lesser of $40,000 or 25% of compensation.
SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

    SIMPLE PLANS:  An employer may establish a SIMPLE IRA or a SIMPLE
401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $7,000 for 2002 (as increased for
2003 through 2005 and indexed thereafter). Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if the employer maintains or maintained any other qualified retirement plan with respect to which any contributions or benefits have been credited.

REINVESTMENT PRIVILEGE

    Shareholders who have redeemed Class A shares of any Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the same Fund at net asset value (without a sales charge) within
60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by PFPC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

    Any redemption is a taxable event. A loss realized on a redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."

RIGHTS OF ACCUMULATION

    A scale of reduced sales charges applies to any investment of $50,000 or more in Class A shares of each Fund. See "Initial Sales Charge
Alternative -- Class A Shares" in the Prospectus. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). Rights of Accumulation are also applicable to current purchases of all of the funds of Ivy Fund (except
Ivy Money Market Fund) by any of the persons enumerated above, where the aggregate quantity of Class A shares of such funds (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy funds) and of any other investment company distributed by IFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for all funds other than Ivy Bond; or $100,000 or more for Ivy Bond Fund.

    At the time an investment takes place, PFPC must be notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the particular fund's records.

SYSTEMATIC WITHDRAWAL PLAN

    A shareholder (except shareholders with accounts in Class I) may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to PFPC of a written election to have his or her shares withdrawn periodically ($250 minimum distribution amount in the case of Advisor Class shares), accompanied by a surrender to PFPC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a
Class A, B or C shareholder must have at least $5,000 in his or her account; an Advisor Class shareholder must have at least $10,000 in his or her account. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal
Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

    A redemption under a Withdrawal Plan is a taxable event. Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisors.

    Additional investments made by investors participating in a
Withdrawal Plan must equal at least $1,000 each for Class A, B or C shareholders and at least $250 for Advisor Class shareholders while the
Withdrawal Plan is in effect. Making additional purchases while a
Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial sales charges or CDSCs.

    An investor may terminate his or her participation in the Withdrawal
Plan at any time by delivering written notice to PFPC. If all shares held by the investor are liquidated at any time,  participation in the
Withdrawal Plan will terminate automatically. The Trust or PFPC may terminate the Withdrawal Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

    Shares of each Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs (see "How to Buy Shares"
in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

    With respect to each shareholder account established on or after
September 15, 1972 under a group systematic investment program, the Trust and WRIICO each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to
WRIICO) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed, a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

    Class A shares of each Fund are made available to Merrill Lynch Daily
K Plan (the "Plan") participants at NAV without an initial sales charge if:

         (i)  the Plan is recordkept on a daily valuation basis by
              Merrill Lynch and, on the date the Plan Sponsor signs the
              Merrill Lynch Recordkeeping Service Agreement, the Plan has
              $3 million or more in assets invested in broker/dealer
              funds not advised or managed by Merrill Lynch Asset
              Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised
              or managed by MLAM (collectively, the "Applicable
              Investments");

         (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided
              through a contract or alliance arrangement with Merrill
              Lynch, and on the date the Plan Sponsor signs the Merrill
              Lynch Recordkeeping Service Agreement, the Plan has $3
              million or more in assets, excluding money market funds,
              invested in Applicable Investments; or

        (iii) the Plan has 500 or more eligible employees, as
              determined by Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping
              Service Agreement.

    Alternatively, Class B shares of each Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

    Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of any Fund convert to Class A shares once the
Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the
Plan--the Plan will receive a Plan level share conversion.

                               REDEMPTIONS

    Shares of each Fund are redeemed at their net asset value next determined after a proper redemption request has been received by PFPC, less any applicable CDSC or redemption fee.

    Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the
Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of any Fund.

    Under unusual circumstances, when the Board deems it in the best interest of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of that Fund taken at current values. If any such redemption in kind is to be made, each Fund may make an election pursuant to Rule 18f-1 under the 1940 Act.
This will require the particular Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than
$250,000 (or 1% of that Fund's net asset value at the beginning of each
90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

    The Trust may redeem those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1000 in any Fund for a period of more than 12 months for Class A, B, C or I shareholders; $10,000 or less for Advisor Class shareholders for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when WRIICO deems it advisable. The $1,000 balance for
Class A, B, C and I shareholders and $10,000 balance for Advisor Class shareholders will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the
Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the Trust before such redemption. Shareholders in certain retirement plans or accounts who wish to avoid tax consequences must "rollover" any sum so redeemed into another eligible plan within 60 days. The Trustees of the Trust may change the minimum account size.

    If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by a Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The
Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

    Each Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine.
In the absence of such instructions, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

    Class A shares of each Fund; and Class B, C and Advisor Class shares of Ivy Developing Markets Fund and Ivy Pacific Opportunities Fund, held for less than 30 days are redeemable at a price equal to 98% of the then current net asset value per share. As of June 15, 2003, a redemption fee of 2% will also apply to any redemption or exchange proceeds if a shareholder sells or exchanges Advisor Class shares of each Fund after holding them less than 30 days. This 2% fee, also referred to in the
Prospectus and this statement of additional information as a redemption fee, exchange fee or short-term trading fee, directly affects the amount that a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in the
Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to WRIICO or its subsidiaries, and does not benefit WRIICO in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

     The redemption fee may generally be waived for any redemption of
Class A shares (a) Class A shares purchased through certain retirement and educational plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, Profit Sharing and Money Purchase Pension Plans and 529 plans, and through certain third party fee-based asset allocation programs, (b)
purchased through the reinvestment of dividends or capital gains distributions paid by the Fund, (c) due to the death of the registered shareholder of a Fund account, or, due to the death of all registered shareholders of a Fund account with more than one registered shareholder,
(i.e., joint tenant account), upon receipt by PFPC of appropriate written instructions and documentation satisfactory to the PFPC, or (d) by the
Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information.

     However, if shares are purchased for a retirement plan account through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, these waivers may not apply. (Before purchasing Class A shares or Advisor Class shares, please check with your account representative concerning the availability of the fee waivers.)
In addition, these waivers do not apply to IRA and SEP-IRA accounts. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares;
second, purchased shares held 30 days or more; and third, purchased shares held for less than 30 days. Finally, if a redeeming shareholder acquires
Class A shares or Advisors Class shares through a transfer from another shareholder, the applicability of the discount, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders.

                      CONVERSION OF CLASS B SHARES

    As described in the Prospectus, Class B shares of each Fund will automatically convert to Class A shares of the same Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such
Class B shares of the Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean:  (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original Class B shares were issued. For purposes of conversion of Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to
Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                             NET ASSET VALUE

    The price to buy a share of a Fund, called the offering price, is calculated every business day.

    The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the sales charge shown in the table.

    In the calculation of a Fund's NAV:

      *  The security in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

      *  Bonds are generally valued according to prices quoted by an independent pricing service.

      *  Short-term debt securities are valued at amortized cost, which approximates market value.

      *  Other investment assets for which market prices are unavailable are valued at their value by or at the direction of the Board of
         Trustees.

    Each fund is open for business every day the New York Stock Exchange
(NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

    As noted, some of the Funds may invest in securities listed on foreign exchanges, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Fund shares may be significantly affected on days when a Fund does not price its shares and when you are not able to purchase or redeem a fund's share.
Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of Ivy Fund's
Board of Trustees.

    When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

 *  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

 *  If you buy shares by check and then sell those shares by any method other than by exchange to another fund in the Ivy Funds the payment may be delayed for up to ten (10) days from the date of purchase to ensure that your previous investment has cleared.

    The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on each Fund's net asset value next determined after your instructions are received in proper form by PFPC or by your registered securities dealer.
Each purchase and redemption order is subject to any applicable sales charge. Since each Fund invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Funds do not price their shares, each Fund's net asset value may change on days when shareholders will not be able to purchase or redeem that Fund's shares.
The sale of each Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in a Fund's best interest to do so.

                     DETERMINATION OF OFFERING PRICE

    The NAV of each class of the shares of a Fund is the value of the assets of that class, less the liabilities of that class, divided by the total number of outstanding shares of that class.

     Class A shares of the Funds are sold at their next determined NAV plus the sales charge described in the Prospectus. The price makeup as of
December 31, 2002, which is the date of the most recent balance sheet for the Funds incorporated into this SAI by reference, were as follows:

Ivy Cundill Global Value Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............              $8.39
    Add:  selling commission (5.75% of offering price)          0.51
                                                              ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........              $8.90
                                                              ======

Ivy European Opportunities Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............             $13.20
    Add:  selling commission (5.75% of offering price)          0.81
                                                              ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........             $14.01
                                                              ======

Ivy Global Natural Resources Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............             $11.50
    Add:  selling commission (5.75% of offering price)          0.70
                                                              ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........             $12.20
                                                              ======

Ivy International Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............             $16.35
    Add:  selling commission (5.75% of offering price)          1.00
                                                              ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........             $17.35
                                                              ======

Ivy International Value Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............              $7.65
    Add:  selling commission (5.75% of offering price)          0.47
                                                              ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........              $8.12
                                                              ======

Ivy Pacific Opportunities Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............              $5.96
    Add:  selling commission (5.75% of offering price)          0.36
                                                              ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........              $6.32
                                                              ======

                                TAXATION

    The following is a general discussion of certain tax rules thought to be applicable with respect to each Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in any Fund. The Funds are not managed for tax-efficiency.

    Each Fund intends to be taxed as a regulated investment company under
Subchapter M of the Code. Accordingly, each Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50%
of the market value of the Fund's assets is represented by cash, U.S.
Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
Government securities and the securities of other regulated investment companies). If a Fund should fail to qualify for pass-through tax treatment under Subchapter M, then it would be required to pay taxes on any income and realized capital gains, reducing the amount of income and capital gains that would otherwise be available for distribution to the
Fund's shareholders.

    As a regulated investment company, each Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses)
for the taxable year is distributed. Each Fund intends to distribute all such income.

    Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4%
excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (2)
at least 98% of its capital gains in excess of its capital losses
(adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or
December of the year with a record date in such a month and paid by the
Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

    The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by each Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-
term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

    Some of the options, futures and foreign currency forward contracts in which each Fund may invest may be "section 1256 contracts."  Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by each Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

    The transactions in options, futures and forward contracts undertaken by each Fund may result in "straddles" for Federal income tax purposes.
The straddle rules may affect the character of gains or losses realized by each Fund. In addition, losses realized by each Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to each Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by each Fund, which is taxed as ordinary income when distributed to shareholders.

    Each Fund may make one or more of the elections available under the
Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

    Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

    Notwithstanding any of the foregoing, each Fund may recognize gain
(but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property.
Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed before the end of the 30th day after the close of a
Fund's taxable year, if the position is held throughout the 60-day period beginning on the date the transaction is closed and certain other conditions are met.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

    Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of each Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

    Each Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies
("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a
Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior
Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

    Each Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Each Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, each Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

    Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund may be treated as debt securities that are issued originally at a discount.
Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

    Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. Each Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

    Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by each Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Each Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

    Each Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by each Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by each Fund.

DISTRIBUTIONS

    Distributions of investment company taxable income are taxable to a
U.S. shareholder as ordinary income, whether paid in cash or shares.
Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by each Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of that Fund on the distribution date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S.
Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

    If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital.
Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

    Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of
61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-
months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

    In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and
(3) the shareholder subsequently acquires shares in the same Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge.
Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

FOREIGN WITHHOLDING TAXES

    Income received by each Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

    If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that
Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of each Fund's taxable year whether the foreign taxes paid by that Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

    Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of that Fund's income flows through to its shareholders. With respect to each Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S.
sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from each Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of a Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares)
beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if a Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for related foreign taxes.

    The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

BACKUP WITHHOLDING

    Each Fund will be required to report to the Internal Revenue Service
("IRS") all taxable distributions as well as gross proceeds from the redemption of that Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 30% ("backup withholding")
in the case of non-exempt shareholders if (1) the shareholder fails to furnish a Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

    Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-
U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to each Fund or shareholders. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in any Fund.

                          PERFORMANCE INFORMATION

    Performance information for the classes of shares of each Fund (other than Ivy Money Market Fund) may be compared, in reports and promotional literature, to:  (i) the S&P 500 Index, the Dow Jones Industrial Average
("DJIA"), or other unmanaged indices so that investors may compare each
Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical
Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the
Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in each Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

AVERAGE ANNUAL TOTAL RETURNS (BEFORE TAXES)

    Each Fund, when advertising average annual total return before taxes for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

          P(1 + T){superscript n} = ERV

      Where: P  =  a hypothetical initial payment of $1,000
             T  =  average annual total return
             n  =  period covered by computation expressed in years
           ERV  =  ending redeemable value of a hypothetical $1,000
                   payment made at the beginning of the 1-, 5-, or 10-
                   year periods at the end of the 1-, 5-, or 10-year
                   periods (or fractional portion).

     The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

    The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period.

    The average annual total return quotations for the Class A shares of each Fund before taxes with the maximum sales load deducted as of December
31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value Fund     -17.22%    -14.70%      N/A     9-4-2001
Ivy European Opportunities Fund    -8.86%     26.80%      N/A     5-4-1999
Ivy Global Natural Resources Fund  -1.35%      4.49%    4.90%     1-1-1997
Ivy International Fund            -25.51%     -8.76%    3.80%    4-30-1986
Ivy International Value Fund      -20.77%     -3.67%   -5.11%    5-13-1997
Ivy Pacific Opportunities Fund    -16.41%     -6.29%   -5.41%   10-22-1993

     The average annual total return quotations for the Class A shares of each Fund before taxes without sales load deducted as of December 31,
2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value Fund     -12.17%    -10.76%    N/A       9-4-2001
Ivy European Opportunities Fund    -3.30%     28.87%    N/A       5-4-1999
Ivy Global Natural Resources Fund   4.67%      5.74%    5.94%     1-1-1997
Ivy International Fund            -20.96%     -7.67%    4.41%    4-30-1986
Ivy International Value Fund      -15.93%     -2.52%   -4.11%    5-13-1997
Ivy Pacific Opportunities Fund    -11.31%     -5.18%   -4.80%   10-22-1993

     The average annual total return quotations for the Class B shares of each Fund before taxes with the maximum deferred sales charge deducted as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value Fund     -16.99%    -8.28%     N/A      9-26-2001
Ivy European Opportunities Fund    -9.28%    27.23%     N/A      5-24-1999
Ivy Global Natural Resources Fund  -1.48%     4.63%     5.05%     1-1-1997
Ivy International Fund            -25.90%    -8.93%     N/A     10-22-1993
Ivy International Value Fund      -22.48%    -4.07%    -5.38%    5-13-1997
Ivy Pacific Opportunities Fund    -16.73%    -6.43%    -5.60%   10-22-1993

     The average annual total return quotations for the Class B shares of each Fund before taxes without the maximum deferred sales charge deducted as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value Fund     -12.62%    -5.25%    N/A       9-26-2001
Ivy European Opportunities Fund    -4.51%    27.71%    N/A       5-24-1999
Ivy Global Natural Resources Fund   3.52%     4.96%    5.18%      1-1-1997
Ivy International Fund            -22.00%    -8.56%    0.31%    10-22-1993
Ivy International Value Fund      -18.39%    -3.68%   -5.21%     5-13-1997
Ivy Pacific Opportunities Fund    -12.35%    -6.05%   -5.60%    10-22-1993

     The average annual total return quotations for Class C shares before taxes as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value Fund     -13.75%    -7.57%    N/A       10-19-2001
Ivy European Opportunities Fund    -5.44%     5.50%    N/A        5-24-1999
Ivy Global Natural Resources Fund   2.46%     4.63%    4.87%       1-1-1997
Ivy International Fund            -22.78%    -8.54%    N/A        4-30-1996
Ivy International Value Fund      -19.21%    -3.69%    -5.22%     5-13-1997
Ivy Pacific Opportunities Fund    -13.09%    -5.97%    -6.84%     4-30-1996

    The average annual total return quotations for Class I shares before taxes as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value Fund     -5.23%    N/A        N/A        11-5-2002
Ivy European Opportunities Fund   -3.34%  -19.93%      N/A       10-24-1999
Ivy Global Natural Resources Fund  N/A      N/A        N/A         N/A
Ivy International Fund            -20.95%  -7.39%     12.68%      10-6-1994
Ivy International Value Fund       N/A      N/A        N/A        5-13-1997
Ivy Pacific Opportunities Fund     N/A      N/A        N/A         N/A

     The average annual total return quotations for Advisor Class shares before taxes as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value Fund     -11.86%    -3.72%    N/A       4-17-2000
Ivy European Opportunities Fund    -3.33%    29.21%    N/A        5-3-1999
Ivy Global Natural Resources Fund   4.46%    15.14%    N/A        4-8-1999
Ivy International Fund            -18.71%   -21.83%    N/A       8-31-2000
Ivy International Value Fund      -17.51%    -4.08%    N/A       2-23-1998
Ivy Pacific Opportunities Fund    -11.84%    -5.41%    N/A       2-10-1998

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

     Each Fund, when advertising average annual total return after taxes on distributions for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

         P(1 + T){superscript n} =    ATVD

         Where: P  =   a hypothetical initial payment of $1,000
                T  =  average annual total return (after taxes on
                      distributions)
                n  =  period covered by computation expressed in years
             ATVD  =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the
                      end of the 1-, 5-, or 10-year periods (or fractional
                      portion), after taxes on fund distributions but not
                      after taxes on redemption.

     The calculation for average annual total returns after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

     The ending value (variable "ATVD" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period. The Fund assumes that the redemption has no tax consequences.

     Each Fund calculates the taxes due on any distributions by applying the applicable tax rates to each component of the distributions (i.e., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the Federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with Federal tax law. The Fund calculates taxes due on any distributions using the highest individual marginal Federal income tax rates in effect on the reinvestment date. Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than Federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the
Federal alternative minimum tax.

    The quotations for average annual total return after taxes on distributions for the Class A shares with the maximum sales load deducted as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value
 Fund (Advisor Class)             -12.18%    -4.61%    N/A        4-19-2000
Ivy European Opportunities Fund    -8.86%    19.44%    N/A         5-4-1999
Ivy Global Natural Resources Fund  -1.57%     4.21%    3.54%       1-1-1997
Ivy International Fund            -25.51%   -10.38%    2.52%      4-30-1986
Ivy International Value Fund      -20.77%    -3.92%   -5.32%      5-13-1997
Ivy Pacific Opportunities Fund    -16.41%    -6.54%   -5.68%     10-22-1993

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION
OF SHARES)

    Each Fund, when advertising average annual total return after taxes on distributions and redemption for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

         P(1 + T){superscript n} = ATVDR

       Where:P  =  a hypothetical initial payment of $1,000
             T  =  average annual total return (after taxes on
                   distributions and redemption)
             n  =  period covered by computation expressed in years
         ATVDR  =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the
                   end of the 1-, 5-, or 10-year periods (or fractional
                   portion), after taxes on fund distributions and
                   redemption.

     The calculation for average annual total returns after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

     Each Fund calculates the taxes due on any distributions as described above under Average Annual Total Returns (After Taxes on Distributions).

     The ending value (variable "ATVDR" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges). The Fund separately tracks the basis of shares acquired through the $1,000 initial hypothetical investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the
Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable Federal tax law.

     The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the hypothetical $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     Each Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest Federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with Federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

    The quotations for average annual total return after taxes on distributions and redemption of shares for the Class A shares with the maximum sales load deducted as of December 31, 2002, which is the date of the most recent balance sheet incorporated into this SAI by reference, for the periods shown were as follows:

                                 One-year  Five-Year   Ten-year
                                 Period    Period      Period
                                 from      from        from
                                 1-1-02    1-1-98      1-1-93    Date of
                                   to       to          to       Class
                                 12-31-02  12-31-02    12-31-02  Inception
                                           (or life    (or life
                                            if less)   if less)
Ivy Cundill Global Value
 Fund (Advisor Class)              -7.17%    -3.18%    N/A         4-19-2000
Ivy European Opportunities Fund    -5.44%    19.66%    N/A          5-4-1999
Ivy Global Natural Resources Fund  -0.74%     3.55%    3.42%        1-1-1997
Ivy International Fund            -15.66%    -5.62%    3.80%       4-30-1986
Ivy International Value Fund      -12.75%    -2.92%   -4.01%       5-13-1997
Ivy Pacific Opportunities Fund    -10.08%    -4.94%   -4.14%      10-22-1993

     A Fund may also quote unaveraged or cumulative total return for a class which reflects the change in value of an investment in that class over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period.

    Each Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.
YIELD

     For Ivy Money Market Fund, there are two methods by which yield is calculated for a specified time period for a class of shares of the Fund.
The first method, which results in an amount referred to as the current yield, assumes an account containing exactly one share of the applicable class at the beginning of the period. The net asset value (NAV) of this share will be $1.00 except under extraordinary circumstances. The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period which will include all dividends accrued for a share of such class; however, capital changes are excluded from the calculation, i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation. However, so that the change will not reflect the capital changes to be excluded, the dividends used in the yield computation may not be the same as the dividends actually declared, as certain realized gains and losses and, under unusual circumstances, unrealized gains and losses, will be taken into account in the calculation of dividends actually declared. Instead, the dividends used in the yield calculation will be those which would have been declared if the capital changes had not affected the dividends.

     This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00 as discussed above) and the resulting figure (referred to as the base period return) is then annualized by multiplying it by 365 and dividing it by the number of days in the period with the resulting current yield figure carried to at least the nearest hundredth of one percent.

     The second method results in a figure referred to as the effective yield. This represents an annualization of the current yield with dividends reinvested daily. Effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to
365 divided by 7, and subtracting 1 from the result and rounding the result to the nearest hundredth of one percent according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1){superscript 365/7}]  - 1

     The yield for the Ivy Money Market Fund's Class A shares, Class B shares, Class C Shares as calculated above for the seven days ended
December 31, 2002, the date of the most recent balance sheet incorporated into this SAI by reference, was 0.45%, 0.46% and 0.55%, respectively, and the effective yield calculated for the same period was 0.45%, 0.47% and
0.55%, respectively.

     Changes in yields (calculated on either basis) primarily reflect different interest rates received by the Fund as its portfolio securities change. These different rates reflect changes in current interest rates on money market instruments. Both yields are affected by portfolio quality, portfolio maturity, type of instruments held and operating expense ratio.

     OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to:
historical total returns; results of actual or hypothetical investments;
changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

    Performance quotations for each Fund will vary from time to time depending on market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding a
Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of each Fund's shares and the risks associated with each Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

    Each Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others:  AAII Journal, Barron's, Boston
Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's
Digest, Consumer Guide Publications, Changing Times, Financial Planning,
Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post,
Institutional Investor, International Fund Monitor, Investor's Daily, Los
Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund
Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund
Values, National Underwriter, Nelson's Directory of Investment Managers,
New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland
Tribune, Pension World, Pensions and Investment Age, Personal Investor,
Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall
Street Journal, and Washington Post.

                          FINANCIAL STATEMENTS

    Each Fund's Schedule of Investments as of December 31, 2002,
Statement of Assets and Liabilities as of December 31, 2002, Statement of
Operations for the fiscal year ended December 31, 2002, Statement of
Changes in Net Assets for the fiscal years ended December 31, 2002 and
2001, Financial Highlights, Notes to Financial Statements, and Report of
Independent Certified Public Accountants, which are included in each
Fund's December 31, 2002 Annual Report to shareholders, are incorporated by reference into this SAI.

                                APPENDIX A
      DESCRIPTION OF STANDARD & POOR'S RATINGS SERVICES ("S&P") AND
          MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE
                    BOND AND COMMERCIAL PAPER RATINGS

[From Moody's Rating Definitions, www.moodys.com, December 2000, and
"Standard & Poor's Municipal Ratings Handbook," September 2000 Issue
(McGraw-Hill, New York, 2000).]

MOODY'S:

(a)  CORPORATE BONDS. Aaa     Bonds which are rated Aaa are judged to be
of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be
characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    (b)  COMMERCIAL PAPER. Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

    Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

    Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries;
high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

    (a)  LONG-TERM ISSUE CREDIT RATINGS. Issue credit ratings are based in varying degrees on the following considerations:

    Likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

    Nature of and provisions of the obligation; and

    Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    The issue ratings definitions are expressed in terms of default risk.
As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

    AAA -- An obligation rated 'AAA' has the highest rating assigned by
S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA -- An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    A -- An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB -- An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    BB, B, CCC, CC, and C -- Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics.
'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

    BB -- An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    B -- An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB,' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC -- An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

    CC -- An obligation rated 'CC' is currently highly vulnerable to nonpayment.

    C -- The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

    D -- An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D'
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

    (b)  COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from 'A' for the highest-quality obligations to 'D'
for the lowest. These categories are as follows:

    A-1 -- This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)
designation.

    A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1.'

    A-3 -- Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B -- Issues rated 'B' are regarded as having only speculative capacity for timely payment.

     C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D -- Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                               IVY BOND FUND

                        IVY DEVELOPING MARKETS FUND
                             IVY GLOBAL FUND
                  IVY GLOBAL SCIENCE & TECHNOLOGY FUND
                             IVY GROWTH FUND
                 IVY INTERNATIONAL SMALL COMPANIES FUND
                          IVY US BLUE CHIP FUND
                       IVY US EMERGING GROWTH FUND
                                series of

                                IVY FUND
                            6300 Lamar Avenue
                             P.O. Box 29217
                   Shawnee Mission, Kansas 66201-9217

                              913-236-2000
                               888-WADDELL

                   STATEMENT OF ADDITIONAL INFORMATION

                             April 17, 2003

     Ivy Fund (the "Trust") is an open-end management investment company that currently consists of fifteen portfolios, each of which is diversified. This Statement of Additional Information ("SAI") relates to the Class A, B, C and Advisor Class shares of Ivy Developing Markets Fund,
Ivy Global Fund, Ivy Growth Fund and Ivy US Emerging Growth Fund, and to
the Class A, B, C, I and Advisor Class shares of Ivy Bond Fund, Ivy Global
Science & Technology Fund, Ivy International Small Companies Fund and Ivy
US Blue Chip Fund (each a "Fund" and, collectively, the "Funds"). The other seven portfolios of the Trust are described in a separate SAI.

    This SAI is not a prospectus and should be read in conjunction with the prospectus for the Funds dated April 17, 2003, as supplemented from time to time (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the address and telephone number above.

    Each Fund's Annual Report to shareholders dated December 31, 2002
(each, an "Annual Report") is incorporated by reference into this SAI.
Each Fund's Annual Report may be obtained without charge from the Trust at the address and telephone number above.

                           INVESTMENT MANAGER

            Waddell & Reed Ivy Investment Company ("WRIICO")
                            6300 Lamar Avenue
                             P.O. Box 29217
                   Shawnee Mission, Kansas 66201-9217

                               DISTRIBUTOR

                  Ivy Funds Distributors, Inc. ("IFDI")
                            6300 Lamar Avenue
                             P.O. Box 29217
                   Shawnee Mission, Kansas 66201-9217

                           GENERAL INFORMATION

     Each Fund is organized as a separate, diversified portfolio of the
Trust, an open-end management investment company organized as a
Massachusetts business trust on December 21, 1983. Ivy Bond Fund commenced operations (Class A shares) on September 6, 1985. The inception date for
Class B and Class I shares of Ivy Bond Fund was April 1, 1994. The inception date for Class C shares of Ivy Bond Fund was April 30, 1996.
Advisor Class shares were first offered on January 1, 1998. Ivy Developing
Markets Fund commenced operations (Class A and Class B shares) on November
1, 1994; the inception dates for the Fund's Class C and Advisor Class shares were April 30, 1996 and April 30, 1998, respectively.  Ivy Global
Fund commenced operations (Class A shares) on April 18, 1991; the inception dates for the Fund's Class B, Class C and Advisor Class shares were April 1, 1994, April 30, 1996 and April 30, 1998, respectively. Ivy
Global Science & Technology Fund commenced operations on July 22, 1996
(Class A, Class B and Class C shares); the inception date for the Fund's
Advisor Class shares was April 15, 1998. Ivy Growth Fund commenced operations (Class A shares) on March 1, 1984. The inception dates for Ivy
Growth Fund's Class B, Class C and Advisor Class shares were October 22,
1993, April 30, 1996 and April 30, 1998, respectively. Ivy International
Small Companies Fund commenced operations on January 1, 1997 (Class A,
Class B and Class C shares); the inception date for the Fund's Advisor
Class shares was July 1, 1999. Ivy US Blue Chip Fund commenced operations
(Class A, B, C and Advisor Class shares) on November 2, 1998. There are no
Class I shares outstanding. Ivy US Emerging Growth Fund commenced operations (Class A shares) on March 3, 1993. The inception dates for Ivy
US Emerging Growth Fund's Class B, Class C and Advisor Class shares were
October 22, 1993, April 30, 1996 and February 18, 1998, respectively. The
Trust is governed by a Board of Trustees (the "Board"), responsible for supervision and management of the Funds.

    Descriptions in this SAI of a particular investment practice or technique in which any Fund may engage or a financial instrument which any
Fund may purchase are meant to describe the spectrum of investments that
WRIICO, in its discretion, might, but is not required to, use in managing each Fund's portfolio assets. For example, WRIICO may, in its discretion, at any time employ a given practice, technique or instrument for one or more funds but not for all funds advised by it. It is also possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case a Fund would not use them. Investors should also be aware that certain practices, techniques, or instruments could, regardless of their relative importance in a Fund's overall investment strategy, from time to time have a material impact on that Fund's performance.

            INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS

    Each Fund has its own investment objectives and policies, which are described in the Prospectus under the captions "Summary" and "Additional
Information About Strategies and Risks."  Descriptions of each Fund's policies, strategies and investment restrictions, as well as additional information regarding the characteristics and risks associated with each
Fund's investment techniques, are set forth below.

    Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to a Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by a Fund, such as a change in market conditions or a change in a Fund's asset level or other circumstances beyond a Fund's control, will not be considered a violation.

IVY BOND FUND

     The Fund seeks a high level of current income by investing primarily in (i) investment grade corporate bonds (including those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A or BBB
by Standard & Poor's Ratings Services ("S&P"), or, if unrated, considered by WRIICO to be of comparable quality) and (ii) U.S. Government securities
(including mortgage-backed securities issued by U.S. Government agencies or instrumentalities) that mature in more than 13 months. As a fundamental policy, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in these fixed income securities. For temporary defensive purposes, the Fund may invest without limit in U.S. Government securities maturing in 13 months or less, certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements. The Fund may also invest up to 35% of its total assets in such money market securities in order to meet redemptions or to maximize income to the Fund while it is arranging longer-term investments.

     The Fund may invest up to 35% of its net assets in corporate debt securities, including zero coupon bonds (subject to the restrictions set forth below), rated Ba or below by Moody's or BB or below by S&P, or, if unrated, considered by WRIICO to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. See Appendix A for a description of Moody's and S&P's corporate bond ratings.

    The Fund may invest up to 5% of its net assets in dividend-paying common and preferred stocks (including adjustable rate preferred stocks and securities convertible into common stocks), municipal bonds, zero coupon bonds, and securities sold on a "when-issued" or firm commitment basis. As a temporary measure for extraordinary or emergency purposes, the
Fund may borrow from banks up to 10% of the value of its total assets.

    The Fund may invest up to 20% of its net assets in debt securities of foreign issuers, including non-U.S. dollar-denominated debt securities,
American Depository Receipts ("ADRs"), Global Depository ("GDRs"),
American Depository Shares ("ADSs") and Global Depository Shares ("GDSs"),
Eurodollar securities and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. The Fund may also enter into forward foreign currency contracts, but not for speculative purposes. The Fund may not invest more than 15% of the value of its net assets in illiquid securities.

    The Fund may purchase put and call options, provided the premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may write covered call options so long as not more than 20% of the Fund's net assets in subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in interest rate futures contracts, currency futures contracts and options on interest rate futures and currency futures contracts.

                INVESTMENT RESTRICTIONS FOR IVY BOND FUND

    The Fund's investment objectives as set forth in the "Summary"
section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the
Fund. The Fund has adopted the following fundamental investment restrictions:

    (i)  The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus or this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                ADDITIONAL RESTRICTIONS FOR IVY BOND FUND

    The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

    Under these restrictions, the Fund may not:

    (i)  purchase any security if, as a result, the Fund would then have more than 5% of its total assets (taken at current value)
         invested in securities of companies (including predecessors)
         less than three years old;

    (ii) purchase or sell real estate limited partnership interests;

   (iii) purchase or retain securities of any company if officers and Trustees of the Trust and officers and directors of WRIICO who individually own more than / of 1% of the securities of that company together own beneficially more than 5% of such
         securities;

    (iv) purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs);

    (v)  invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities."  Illiquid securities may include securities subject to legal or
         contractual restrictions on resale (including private
         placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in
         WRIICO's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

    (vi) make investments in securities for the purpose of exercising control over or management of the issuer;

   (vii) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or relate options transactions is not considered the purchase of a security on margin;

  (viii) borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes;

    (ix) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the
         Fund (except as may be necessary in connection with permitted borrowings and then not in excess of 20% of the Fund's total assets); provided, however, this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, short sales, futures contracts and options on future contracts;

    (x)  participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the
         Fund -- or of the Fund and of other accounts under the
         investment management of the persons rendering investment advice to the Fund -- for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account; or

    (xi) make short sales of securities or maintain a short position.

IVY DEVELOPING MARKETS FUND

     Ivy Developing Markets Fund's principal objective is long-term growth. Consideration of current income is secondary to this principal objective. In pursuing its objective, the Fund invests primarily in the equity securities of companies that WRIICO believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having emerging markets to be those that (i) are generally considered to be "developing" or "emerging" by the World Bank and the
International Finance Corporation, or (ii) are classified by the United
Nations (or otherwise regarded by their authorities) as "emerging." Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities
(including common stock, preferred stock and securities convertible into common stock) debt obligations, warrants, options (subject to the restrictions set forth below), rights, and sponsored or unsponsored ADRs,
GDRs, ADSs and GDSs that are listed on stock exchanges or traded over-the-counter of companies that are located in, or expected to profit from, countries whose markets are generally viewed as "developing" or
"emerging" by the World Bank and the International Finance Corporation, or
classified as "emerging" by the United Nations.

    The Fund normally invests its assets in the securities of issuers located in at least three emerging market countries, and may invest 25% or more of its total assets in the securities of issuers located in any one country. WRIICO's determination as to whether a company qualifies as an
Emerging Market growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information
(some of which may be obtained directly from the company).

    For purposes of capital appreciation, Ivy Developing Markets Fund may invest up to 35% of its total assets in (i) debt securities of government or corporate issuers in emerging market countries, (ii) equity and debt securities of issuers in developed countries (including the United
States), and (iii) cash or cash equivalents such as bank obligations
(including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest in zero coupon bonds and purchase securities on a
"when-issued" or firm commitment basis.

    The Fund will not invest more than 20% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by S&P, or if unrated, considered by WRIICO to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

    For temporary or emergency purposes, the Fund may borrow from banks in accordance with the provisions of the Investment Company Act of 1940, as amended, (the "1940 Act"), but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts.
The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and up to 15% of its net assets in illiquid securities.

    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on)
stock index and foreign currency futures contracts, provided that the
Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.

          INVESTMENT RESTRICTIONS FOR IVY DEVELOPING MARKETS FUND

     Ivy Developing Markets Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940
Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

    (i)  The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

          ADDITIONAL RESTRICTIONS FOR IVY DEVELOPING MARKETS FUND

    Unless otherwise indicated, Ivy Developing Markets Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

    (i)  invest in oil, gas or other mineral leases or exploration or development programs;

    (ii) invest in companies for the purpose of exercising control of management;

   (iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

    (iv) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the Investment
         Company Act of 1940 and rules thereunder;

    (v)  invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities."  Illiquid securities may include securities subject to legal or
         contractual restrictions on resale (including private
         placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in
         WRIICO's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

    (vi) borrow money, except for temporary or emergency purposes. The
         Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

   (vii) purchase securities on margin;

  (viii) sell securities short except for short sales "against the box"; or

    (ix) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act a brokers for the Fund for customary commissions to the extent permitted by the 1940 Act.

     Under the 1940 Act, the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restrictions (v) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY GLOBAL FUND

     Ivy Global Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental. Under normal conditions, the Fund will invest in the equity securities
(including common stock, preferred stock and securities convertible into common stock) of companies in different countries. The Fund  may also invest in preferred stock, sponsored or unsponsored ADRs, GDRs, ADSs and
GDSs, and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by
WRIICO to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds.

    The Fund may invest up to 25% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, considered by WRIICO to be of comparable quality (commonly referred to as
"high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

    The Fund may invest in equity real estate investment trusts, warrants, and securities issued on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities. The
Fund may not invest more than 5% of its total assets in restricted securities.

    For temporary defensive purposes and during periods when WRIICO believes that circumstances warrant, Ivy Global Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by
S&P). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may write covered call options so long as not more than 20% of the Fund's net assets are subject to being purchased upon the exercise of the calls. The Fund may also write and buy straddles and spreads. For hedging purposes only, the
Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 20% of its total assets.

                INVESTMENT RESTRICTIONS FOR IVY GLOBAL FUND

     Ivy Global Fund's investment objectives as set forth in the "Summary"
section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the
Fund. The Fund has adopted the following fundamental investment restrictions:

    (i)  The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

   (vii)  The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                ADDITIONAL RESTRICTIONS FOR IVY GLOBAL FUND

     Ivy Global Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

    Under these restrictions, the Fund may not:

    (i)  purchase or sell real estate limited partnership interests;

    (ii) purchase or sell interests in oil, gas or mineral leases (other than securities of companies that invest in or sponsor such programs);

   (iii) invest in oil, gas and/or mineral exploration or
         development programs;

    (iv) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

    (v)  make investments in securities for the purpose of exercising control over or management of the issuer;

    (vi) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the
         Fund and of other accounts under the investment management of
         WRIICO for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account;

  (vii)  borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for extraordinary or emergency purposes.
         All borrowings will be repaid before any additional investments are made;

  (viii) purchase any security if, as a result, the Fund would then have more than 5% of its total assets (taken at current value)
         invested in securities restricted as to disposition under the
         U.S. securities laws; or

    (ix) purchase securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that the Fund may invest in securities of other investment companies subject to the

          restrictions of the 1940 Act and rules thereunder.
The Fund does not interpret fundamental restriction (v) to prohibit investment in real estate investment trusts.

IVY GLOBAL SCIENCE & TECHNOLOGY FUND

     Ivy Global Science & Technology Fund's principal investment objective is long-term capital growth. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (including common, preferred stock and securities convertible into common stock) of companies throughout the world that are expected to profit from the development, advancement and use of science and technology. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. Industries likely to be represented in the Fund's portfolio include computers and peripheral products, software, electronic components and systems, telecommunications, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology, environmental services, chemicals and synthetic materials, and defense and aerospace. The Fund may also invest in companies that are expected to benefit indirectly from the
commercialization of technological and scientific advances. In recent years, rapid advances in these industries have stimulated unprecedented growth. While this is no guarantee of future performance, WRIICO believes that these industries offer substantial opportunities for long-term capital appreciation. Investments made by the Fund may include securities issued pursuant to IPOs. The Fund may also engage in short-term trading.

    Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by  S&P, or if unrated, considered by WRIICO to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds. The fund may also invest up to 5% of its net assets in debt securities that are rated Ba or below by Moody's or BB or below by
S&P, or if unrated, are considered by WRIICO to be of comparable quality
(commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

    The Fund may invest in warrants, purchase securities on a "when-
issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) in other investment companies in accordance with the provisions of the 1940 Act and (ii) up to 15% of its net assets in illiquid securities.

    For temporary defensive purposes and during periods when WRIICO believes that circumstances warrant, Ivy Global Science & Technology Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or
AAA or AA by S&P). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

     The Fund may purchase put and call options on stock indices and on individual securities, provided the premium paid for such options does not exceed 10% of the value of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may write covered call options so long as not more than 20% of the Fund's net assets are subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 20% of the value of its total assets.

     INVESTMENT RESTRICTIONS FOR IVY GLOBAL SCIENCE & TECHNOLOGY FUND

     Ivy Global Science & Technology Fund's investment objective, as set forth in the "Summary" section of the Prospectus, and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. The Fund has adopted the following fundamental investment restrictions:

    (i)  The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    ADDITIONAL RESTRICTIONS FOR IVY GLOBAL SCIENCE & TECHNOLOGY FUND

     Ivy Global Science & Technology Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

    (i)  invest in oil, gas or other mineral leases or exploration or development programs;

    (ii) invest in companies for the purpose of exercising control or management;

   (iii) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New York or American Stock Exchanges;

    (iv) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities."  Illiquid securities may include securities subject to legal or
         contractual restrictions on resale (including private
         placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that a
         Fund has written, securities for which market quotations are not readily available, or other securities which legally or in
         WRIICO's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

    (v)  borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, and then only from banks as a temporary measure for emergency purposes.

    (vi) purchase securities on margin;

   (vii) sell securities short, except for short sales "against the box"; or

  (viii) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the 1940 Act.

     Under the 1940 Act, the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY GROWTH FUND

    Ivy Growth Fund's principal investment objective is long-term capital growth primarily through investment in equity securities, with current income being a secondary consideration. Under normal conditions, the Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of US companies of any size. The Fund seeks to achieve its principal objective of long-term growth by investing primarily in large- and mid-cap stocks, and seeks to provide additional diversification by investing a small portion of its assets in small-cap US stocks.

    Ivy Growth Fund may invest up to 5% of its net assets in foreign equity securities, primarily those traded in European, Pacific Basin and
Latin American markets, some of which may be emerging markets involving special risks, as described below. Individual foreign securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength.

    For temporary defensive purposes and during periods when WRIICO believes that circumstances warrant, the Fund may invest without limit in investment grade debt securities (e.g., U.S. Government securities or other corporate debt securities rated at least Baa by Moody's Investors
Service, Inc. ("Moody's") or BBB by Standard & Poors Ratings Services
("S&P"), or, if unrated, considered by WRIICO to be of comparable quality), preferred stocks, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.

    The Fund may invest up to 5% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, considered by WRIICO to be of comparable quality (commonly referred to as
"high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

    The Fund may borrow up to 10% of the value of its total assets, but only for temporary purposes when it would be advantageous to do so from an investment standpoint. The Fund may invest up to 5% of its net assets in warrants. The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund may enter into forward foreign currency contracts and may also invest in equity real estate investment trusts.

    Ivy Growth Fund may write put options, with respect to not more than
10% of the value of its net assets, on securities and stock indices, and may write covered call options with respect to not more than 25% of the value of its net assets. The Fund may purchase options, provided the aggregate premium paid for all options held does not exceed 5% of its net assets. For hedging purposes only, the Fund may enter into stock index futures contracts as a means of regulating its exposure to equity markets.
The Fund's equivalent exposure in stock index futures contracts will not exceed 15% of its total assets.

                INVESTMENT RESTRICTIONS FOR IVY GROWTH FUND

     Ivy Growth Fund's investment objectives as set forth in the "Summary"
section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

    (i)  The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by its Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

                ADDITIONAL RESTRICTIONS FOR IVY GROWTH FUND
    Ivy Growth Fund has adopted the following additional restrictions which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy.

    Under these restrictions, the Fund may not:

    (i)  invest in oil, gas or other mineral leases or exploration or development programs;

    (ii) engage in the purchase and sale of puts, calls, straddles or spreads (except to the extent described in the Prospectus and in this SAI);

   (iii) invest in companies for the purpose of exercising control of management;

    (iv) invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New
         York or American Stock Exchanges;

    (v)  purchase any security if, as a result, the Fund would then have more than 5% of its total assets (taken at current value)
         invested in securities of companies (including predecessors)
         less than three years old;

    (vi) invest more than 5% of the value of its total assets in the securities of issuers which are not readily marketable;

   (vii) borrow money, except for temporary purposes where
         investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made;

  (viii) purchase securities on margin;

    (ix) sell securities short;

    (x)  purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company
         Act of 1940; or

    (xi) purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation.

     Under the 1940 Act, the Fund is permitted, subject to its investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The
Fund will continue to interpret fundamental investment restriction (v) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

IVY INTERNATIONAL SMALL COMPANIES FUND

     Ivy International Small Companies Fund's principal investment objective is long-term growth primarily through investment in foreign equity securities. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund's sub-advisor,
Henderson Investment Management Limited ("Henderson") will invest at least
80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, in the equity securities (including common stock, preferred stock and securities convertible into common stocks) of foreign issuers having total market capitalization of less than $2 billion at initial purchase. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in the United States.
The Fund will invest its assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any area and to enable shareholders to participate in markets that do not necessarily move in concert with the U.S. market. The factors that Henderson considers in determining the appropriate distribution of investments among various countries and regions include:
prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships. Individual securities are selected based largely on prospects for earnings growth. The Fund may purchase securities issued pursuant to IPOs. The Fund may engage in short-term trading.

     When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities, zero coupon bonds, preferred stocks, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. The Fund may also invest up to 5% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by Henderson to be of comparable quality
(commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P.

     For temporary or emergency purposes, Ivy International Small
Companies Fund may borrow from banks in accordance with the provisions of the 1940 Act, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the
Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest in other investment companies in accordance with the provisions of the 1940 Act, and may invest up to 15% of its net assets in illiquid securities.

    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets are subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets. The
Fund may also write or buy straddles or spreads.

    INVESTMENT RESTRICTIONS FOR IVY INTERNATIONAL SMALL COMPANIES FUND

     Ivy International Small Companies Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the
Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

    (i)  The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

   (vii)  The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    ADDITIONAL RESTRICTIONS FOR IVY INTERNATIONAL SMALL COMPANIES FUND

      Ivy International Small Companies Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

     Under these restrictions, the Fund may not:

     (i) purchase or sell real estate limited partnership interests;

    (ii) purchase or sell interests in oil, gas and mineral leases (other than securities of companies that invest in or sponsor such programs);

   (iii) invest in oil, gas and/or mineral exploration or
         development programs;

    (iv) invest more than 15% of its net assets taken at market value at the time of the investment in "illiquid securities."  Illiquid securities may include securities subject to legal or
         contractual restrictions on resale (including private
         placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in
         WRIICO's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

    (v)  borrow money, except for temporary or emergency purposes. The
         Fund may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets;

    (vi) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the
         1940 Act and rules thereunder;

   (vii) sell securities short, except for short sales "against the box;"

  (viii) participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders of the
         Fund and of other accounts under the investment management of the Fund's investment advisor for the sale or purchase of
         portfolio securities shall not be considered participation in a joint securities trading account;

    (ix) make investments in securities for the purpose of exercising control over or management of the issuer; or

    (x)  purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures.

IVY US BLUE CHIP FUND

     Ivy US Blue Chip Fund's investment objective is long-term capital growth primarily through investment in equity securities, with current income being a secondary consideration. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (including common stock preferred stock and securities convertible into common stock) of
U.S. companies that WRIICO believes are  "blue chip" companies. Generally, the median market capitalization of companies targeted for investment by the Fund will be greater than $5 billion. For investment purposes, however, Blue Chip companies are those companies whose market capitalization is greater than $1 billion at the time of investment.

    Blue Chip companies are those which occupy (or in WRIICO's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Such companies tend to have a lengthy history of profit growth and dividend payment, and a reputation for quality management structure, products and services. Securities of
Blue Chip companies generally are considered to be highly liquid because, compared to those of lesser-capitalized companies, more shares of these securities are outstanding in the marketplace and their trading volume tends to be higher.

    For temporary defensive purposes and during periods when WRIICO believes that circumstances warrant, Ivy US Blue Chip Fund may invest without limit in investment grade debt securities (e.g., U.S. Government securities or other corporate debt securities rated at least Baa by
Moody's or BBB by S&P, or, if unrated, are considered by WRIICO to be of comparable quality), preferred stocks, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers'
acceptances), commercial paper, short-term notes and repurchase agreements.

    Ivy US Blue Chip Fund may borrow up to 10% of the value of its total assets, for temporary purposes when it would be advantageous to do so from an investment standpoint. The Fund may invest up to 5% of its net assets in warrants. The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund may also invest in equity real estate investment trusts ("REITs").

    The Fund may write put options on securities and stock indices, with respect to not more than 10% of the value of its net assets, and may write covered call options with respect to not more than 25% of the value of its net assets. The Fund may purchase options, provided the aggregate premium paid for all options held does not exceed 5% of its total assets. The Fund may purchase interest rate and other financial futures contracts and related options. For hedging purposes only, the Fund may enter into stock index futures contracts as a means of regulating its exposure to equity markets. The Fund's equivalent exposure in stock index futures contracts will not exceed 15% of its total assets.

              INVESTMENT RESTRICTIONS FOR IVY US BLUE CHIP FUND

    Ivy US Blue Chip Fund's investment objective, as set forth in the
Prospectus under "Investment Objectives and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

    (i)  The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

             ADDITIONAL RESTRICTIONS FOR IVY US BLUE CHIP FUND

     Ivy US Blue Chip Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

    (i)  purchase any security if, as a result, the Fund would then have more than 5% of its total assets (taken at current value)
         invested in securities of companies (including predecessors)
         less than three years old;

    (ii) invest in oil, gas or other mineral leases or exploration or development programs;

   (iii) engage in the purchase and sale of puts, calls, straddles or spreads (except to the extent described in the Prospectus and in this SAI);

    (iv) invest in companies of the purpose of exercising control of management;

    (v)  invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New
         York or American Stock Exchanges;

    (vi) purchase or retain securities of any company if officers and
         Trustees of the Trust and officers and directors of WRIICO who individually own more than 1/2 of 1% of the securities of that company together own beneficially more than 5% of such
         securities;

   (vii) invest more than 15% of its net assets in "illiquid
         securities."  Illiquid securities may include securities subject to legal or contractual restrictions on resale (including
         private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the
         Fund has purchased, securities being used to cover certain options that the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in WRIICO's opinion, subject to the Board's
         supervision, may be deemed illiquid, but shall not include any such instrument that, due to the existence of a trading market or to other factors, is liquid;

  (viii) purchase securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition or assets, and except that the Fund may (i) invest in securities of other investment companies subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act and
         (ii) acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraphs (f) and (g) of Section 12(d)(1) of the 1940 Act;

    (ix) purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions, the deposit or payment by the Fund of initial or variation margins in
         connection with futures contracts or related options
         transactions is not considered the purchase of a security on margin;

    (x)  sell securities short;

    (xi) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than shares of the Fund), but such persons or firms may act as brokers for the Fund for customary
         commissions to the extent permitted by the 1940 Act; or

   (xii) borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market value, as a temporary measure for extraordinary or emergency purposes or where investment
         transactions might advantageously require it, or except in connection with reverse repurchase agreements, provided that the
         Fund maintains net asset coverage of at least 300% for all borrowings.

     Under the 1940 Act, the Fund is permitted, subject to the Fund's investment restrictions, to borrow money only from banks. The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including REITs. Despite fundamental investment restriction (vi) above, the Fund may invest in interest rate and other financial futures contracts and related options.

IVY US EMERGING GROWTH FUND

     Ivy US Emerging Growth Fund's principal investment objective is long-
term capital growth primarily through investment in equity securities, with current income being a secondary consideration. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities
(including common stock, preferred stock and securities convertible into common stock) of small- and medium-sized U.S. companies, that are in the early stages of their life cycles and that WRIICO believes have the potential to increase their sales and earnings at above-average rates.
These may include securities issued pursuant to initial public offerings
("IPOs"). U.S. companies are companies whose securities are traded mainly on U.S. markets and that are organized under the laws of the U.S. or that have more than half their business in the U.S. The Fund may engage in short-term trading.

    Ivy US Emerging Growth Fund may invest up to 25% of its net assets in foreign equity securities, primarily those traded in European, Pacific
Basin and Latin American markets, some of which may be emerging markets involving special risks, as described below. Individual foreign securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength.

    For temporary defensive purposes and during periods when WRIICO believes that circumstances warrant, the Fund may invest without limit in investment grade debt securities (e.g., U.S. Government securities or other corporate debt securities rated as least Baa by Moody's or BBB by
S&P, or, if unrated, are considered by WRIICO to be of comparable quality), preferred stocks, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.

    The Fund may borrow up to 10% of the value of its total assets, but only for temporary purposes when it would be advantageous to do so from an investment standpoint. The Fund may invest up to 5% of its net assets in warrants. The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund may enter into forward foreign currency contracts.

    Ivy US Emerging Growth Fund may write put options, with respect to not more than 10% of the value of its net assets, on securities and stock indices, and may write covered call options with respect to not more than
25% of the value of its net assets. The Fund may purchase options, provided the aggregate premium paid for all options held does not exceed
5% of its net assets. For hedging purposes only, the Fund may enter into stock index futures contracts as a means of regulating its exposure to equity markets. The Fund's equivalent exposure in stock index futures contracts will not exceed 15% of its total assets.

          INVESTMENT RESTRICTIONS FOR IVY US EMERGING GROWTH FUND

     Ivy US Emerging Growth Fund's investment objectives as set forth in the "Summary" section of the Prospectus, together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Fund has adopted the following fundamental investment restrictions:

    (i)  The Fund has elected to be classified as a diversified series of an open-end investment company.

    (ii) The Fund will not borrow money, except as permitted under the
         Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   (iii) The Fund will not issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

    (iv) The Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the
         disposition of portfolio securities.

    (v)  The Fund will not purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities.

    (vi) The Fund will not purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI.

   (vii) The Fund will not make loans to other persons, except (a)
         loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

  (viii) The Fund will not concentrate its investments in a
         particular industry, as the term "concentrate" is interpreted in connection with the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

          ADDITIONAL RESTRICTIONS FOR IVY US EMERGING GROWTH FUND

     Ivy US Emerging Growth Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

    (i)  purchase any security if, as a result, the Fund would then have more than 5% of its total assets (taken at current value)
         invested in securities of companies (including predecessors)
         less than three years old;

    (ii) invest in oil, gas or other mineral leases or exploration or development programs;

   (iii) engage in the purchase and sale of puts, calls, straddles or spreads (except to the extent described in the Prospectus and in this SAI);

    (iv) invest in companies for the purpose of exercising control of management;

    (v)  invest more than 5% of its total assets in warrants, valued at the lower of cost or market, or more than 2% of its total assets in warrants, so valued, which are not listed on either the New
         York or American Stock Exchanges;

    (vi) purchase or retain securities of any company if officers and
         Trustees of the Trust and officers and directors of WRIICO who individually own more than 1/2 of 1% of the securities of that company together own beneficially more than 5% of such
         securities;

   (vii) invest more than 15% of its net assets taken at market value at the time of investment in "illiquid securities."
         Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private
         placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover certain options that a fund has written, securities for which market quotations are not readily available, or other securities which legally or in
         WRIICO's opinion, subject to the Board's supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid;

  (viii) purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other investment companies subject to such restrictions as may be imposed by the
         1940 Act and rules thereunder or by any state in which its shares are registered;

    (ix) purchase securities on margin;

    (x)  sell securities short;

    (xi) purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company
         Act of 1940; or

   (xii) borrow money, except for temporary purposes where
         investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made.

     The Trust has no current intention of borrowing amounts in excess of
5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (v) above to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including REITs.

                            RISK CONSIDERATIONS

EQUITY SECURITIES

    Equity securities can be issued by companies to raise cash; all equity securities represent a proportionate ownership interest in a company. As a result, the value of equity securities rises and falls with a company's success or failure. The market value of equity securities can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.

CONVERTIBLE SECURITIES

    The convertible securities in which a Fund may invest include corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio.
Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

    Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-
convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

SMALL COMPANIES

    Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of small or new companies may be subject to more abrupt or erratic market movements because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources.
Transaction costs in smaller company stocks also may be higher than those of larger companies.

INITIAL PUBLIC OFFERINGS

    Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Fund's portfolio as the
Fund's assets increase (and thus have a more limited effect on the Fund's performance).

ADJUSTABLE RATE PREFERRED STOCKS

    Adjustable rate preferred stocks have a variable dividend, generally determined on a quarterly basis according to a formula based upon a specified premium or discount to the yield on a particular U.S. Treasury security rather than a dividend which is set for the life of the issue.
Although the dividend rates on these stocks are adjusted quarterly and their market value should therefore be less sensitive to interest rate fluctuations than are other fixed income securities and preferred stocks, the market values of adjustable rate preferred stocks have fluctuated and can be expected to continue to do so in the future.

DEBT SECURITIES

    IN GENERAL. Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease.
Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

    INVESTMENT-GRADE DEBT SECURITIES. Bonds rated Aaa by Moody's
Investors Service, Inc. ("Moody's") and AAA by Standard & Poor's Ratings
Group ("S&P") are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated
Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). The Funds may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by WRIICO to be of comparable quality.

    LOW-RATED DEBT SECURITIES. Securities rated lower than Baa by Moody's or BBB by S&P, and comparable unrated securities (commonly referred to as
"high yield" or "junk" bonds), including many emerging markets bonds, are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Such securities carry a high degree of risk
(including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater volatility of price and risk of principal and income (and may be less liquid) than securities in the higher rating categories. (See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

    Lower rated and unrated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest.
Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a
Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

    Changes in interest rates may have a less direct or dominant impact on high yield bonds than on higher quality issues of similar maturities.
However, the price of high yield bonds can change significantly or suddenly due to a host of factors including changes in interest rates, fundamental credit quality, market psychology, government regulations,
U.S. economic growth and, at times, stock market activity. High yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security.

    The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of each Fund to accurately value high yield securities in the
Fund's portfolio, could adversely affect the price at which that Fund could sell such securities, and cause large fluctuations in the daily net asset value of that Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low-rated debt securities, especially in a thinly traded market. When secondary markets for high yield securities become relatively less liquid, it may be more difficult to value the securities, requiring additional research and elements of judgment. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

    Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.
For these reasons, it is the policy of WRIICO not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of each Fund's investment objectives by investment in such securities may be more dependent on WRIICO's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, WRIICO will determine whether it is in the best interest of a Fund to retain or dispose of such security.
However, should any individual bond held by a Fund be downgraded below a rating of C, WRIICO currently intends to dispose of such bond based on then existing market conditions.

    Prices for high yield securities may be affected by legislative and regulatory developments. For example, Federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

    U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include:
(1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

    Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA certificates are securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayments tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the actual average life of the security (and increasing the security's price volatility).
Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

     Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the
U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks,
Farmers Home Administration, Central Bank for Cooperatives, Federal
Intermediate Credit Banks, Federal Home Loan Banks, Federal National
Mortgage Association, Federal Home Loan Mortgage Association and Student
Loan Marketing Association.

     MUNICIPAL SECURITIES. Municipal securities are debt obligations that generally have a maturity at the time of issue in excess of one year and are issued to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue"
bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise of a specific revenue source. Industrial development bonds or private activity bonds are issued by or on behalf of public authorities to obtain funds for privately-operated facilities and are in most cases revenue bonds that generally do not carry the pledge of the full faith and credit of the issuer of such bonds, but depend for payment on the ability of the industrial user to meet its obligations (or on any property pledged as security).

    The market prices of municipal securities, like those of taxable debt securities, go up and down when interest rates change. Thus, the net asset value per share can be expected to fluctuate and shareholders may receive more or less than their purchase price for shares they redeem.

    ZERO COUPON BONDS. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If a Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from, for example, sales proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in a Fund being forced to sell portfolio securities at a time when it might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to a
Fund on a current basis, but is in effect compounded, the value of such securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

     FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES. New issues of certain debt securities are often offered on a "when-issued" basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. A Fund may use such investment techniques in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging such Fund's assets. In either instance, each Fund will maintain in a segregated account with its Custodian cash or liquid securities equal
(on a daily market-to-market basis) to the amount of its commitment to purchase the underlying securities.

ILLIQUID SECURITIES

    Each Fund may purchase securities other than in the open market.
While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable"
(i.e., they cannot be sold to the public without registration under the
Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale). This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's
Board of Trustees has approved guidelines for use by WRIICO in determining whether a security is liquid and therefore not subject to the 15% limitation.

    Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act.
Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which that Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, if so, could be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.
Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid,
WRIICO will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors WRIICO may consider in reaching liquidity decisions relating to Rule 144A and other illiquid securities are:  (1) the frequency of trades and quotes for the security;
(2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

FOREIGN SECURITIES

    The securities of foreign issuers in which the Funds may invest include non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored and unsponsored American Depository Receipts
("ADRs"), Global Depository Receipts ("GDRs"), American Depository Shares
("ADSs"), Global Depository Shares ("GDSs") and related depository instruments, and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof.
Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in each Fund's domestic investments.

    Although WRIICO intends to invest each Fund's assets only in nations that are generally considered to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation on income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default on foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the
United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which each Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, each Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

    Foreign bond markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of each Fund to make intended security purchases due to settlement problems could cause that Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. It may be more difficult for each Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United
States and foreign countries may be less reliable than within the United
States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the
United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-
sufficiency and balance of payments position. WRIICO seeks to mitigate the risks to each Fund associated with the foregoing considerations through investment variation and continuous professional management.

DEPOSITORY RECEIPTS

    ADRs, GDRs, ADSs, GDSs and related securities are depository instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United
States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

EMERGING MARKETS

    Some of the Funds could have significant investments in securities traded in emerging markets. Investors should recognize that investing in such countries involves special considerations, in addition to those set forth above, that are not typically associated with investing in United
States securities and that may affect each Fund's performance favorably or unfavorably.

    In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth.
Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, WRIICO believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which each Fund and its shareholders will benefit.

    Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. Such risks include (i) less social, political and economic stability; (ii) a small market for securities and/or a low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict each
Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern
European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of each Fund's investments.
Further, many emerging markets have experienced and continue to experience high rates of inflation.

     Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain Eastern European countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern
European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, each Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into
U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to a Fund's net asset value.

    Certain Eastern European countries that do not have well-established trading markets are characterized by an absence of developed legal structures governing private and foreign investments and private property.
In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

    Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of each Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment Company Act of 1940, as amended (the "1940
Act"), with respect to the custody of a Fund's cash and securities, that
Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

FOREIGN SOVEREIGN DEBT OBLIGATIONS

    Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

FOREIGN CURRENCIES

    Investment in foreign securities usually will involve currencies of foreign countries. Moreover, some of the Funds may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of each Fund as measured in U.S.
dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and each Fund may incur costs in connection with conversions between various currencies.
Although each Fund's custodian values the Fund's assets daily in terms of
U.S. dollars, each Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the
"spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

     Because some of the Funds will normally be invested in both U.S. and foreign securities markets, changes in these Funds' share price may have a low correlation with movements in U.S. markets. Each Fund's share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of each
Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Foreign currencies in which each Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

 FOREIGN CURRENCY EXCHANGE TRANSACTIONS

     Some of the Funds may enter into forward foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

    While a Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for a Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a
Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. An imperfect correlation of this type may prevent a Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

    Some of the Funds may purchase currency forwards and combine such purchases with sufficient cash or short-term securities to create unleveraged substitutes for investments in foreign markets when deemed advantageous. A Fund may also combine the foregoing with bond futures or interest rate futures contracts to create the economic equivalent of an unhedged foreign bond position.

    Some of the Funds may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or in which a Fund expects to have portfolio exposure.

     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available.
Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

OTHER INVESTMENT COMPANIES

    Each Fund may invest up to 10% of its total assets in the shares of other investment companies. As a shareholder of an investment company, a
Fund would bear its ratable shares of the fund's expenses (which often include an asset-based management fee). Each Fund could also lose money by investing in other investment companies, since the value of their respective investments and the income they generate will vary daily based on prevailing market conditions.

REPURCHASE AGREEMENTS

    Repurchase agreements are contracts under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield.
Under guidelines approved by the Board, each Fund is permitted to enter into repurchase agreements only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that WRIICO has approved for use as collateral for repurchase agreements and the collateral must be marked-to-market daily. Each Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by WRIICO under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, each
Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

    Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, each Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Fund's investments in certificates of deposit, time deposits, and bankers'
acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii)
savings and loan association which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in WRIICO's opinion, of an investment quality comparable to other debt securities which may be purchased by a Fund. Each Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

COMMERCIAL PAPER

    Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. Each Fund may invest in commercial paper that is rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's
Corporation ("S&P") or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or
AAA or AA by S&P.

BORROWING

    Borrowing may exaggerate the effect on each Fund's net asset value of any increase or decrease in the value of each Fund's portfolio securities.
Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).
Although the principal of each Fund's borrowings will be fixed, each
Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

WARRANTS

    The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

REAL ESTATE INVESTMENT TRUSTS (REITS)

    A REIT is a corporation, trust or association that invests in real estate mortgages or equities for the benefit of its investors. REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such entities are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

OPTIONS TRANSACTIONS

    IN GENERAL. A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option.
The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

    If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a "closing purchase transaction."
This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a
"closing sale transaction."  This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligation in an OTC transaction, the Fund would negotiate directly with the counterparty.

    A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that a Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by any
Fund, are taxable as ordinary income. See "Taxation."

    A Fund will realize a gain (or a loss) on a closing sale
transaction with respect to a call or a put previously purchased by the
Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-
term or short-term gain or loss, depending upon the Fund's holding period for the option.

    Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing
Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by each Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When a Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, WRIICO will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

      WRITING OPTIONS ON INDIVIDUAL SECURITIES. Some of the Funds may write
(sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be realized on the securities alone.
Each Fund may also write covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of each Fund, a
Fund generally would write call options only in circumstances where the investment advisor to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

    A "covered" call option means generally that so long as a Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund. Although each Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. Each Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

    As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a
Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

    PURCHASING OPTIONS ON INDIVIDUAL SECURITIES. Some of the Funds may
purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. A Fund, as the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit a Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase of put options will not be used by any Fund for leverage purposes.

    A Fund may also purchase a put option on an underlying security that it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by
it. A Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return. A Fund may write
(sell) put options on individual securities only to effect a "closing sale transaction."

    PURCHASING AND WRITING OPTIONS ON SECURITIES INDICES. A Fund may
purchase and sell (write) put and call options on securities indices. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included. Call options on indices are similar to call options on individual securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

    The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of
100 means that a one-point difference will yield $100. Options on different indices have different multipliers.

    When a Fund writes a call or put option on a stock index, the option is "covered," in the case of a call, or "secured," in the case of a put, if the Fund maintains in a segregated account with the Custodian cash or liquid securities equal to the contract value. A call option is also covered if a Fund holds a call on the same index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities. A put option is also "secured" if a Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities.

    RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of a U.S. option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security
(or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

    There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counterparty. There is no assurance that a Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counterparty may fail to deliver or to pay, as the case may be. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

    When conducted outside the U.S., options transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:  (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in each Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the
U.S., and (v) lower trading volume and liquidity.

    A Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions. See "Portfolio
Turnover."

    A Fund's success in using options techniques depends, among other things, on WRIICO's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    IN GENERAL. A Fund may enter into futures contracts and options on futures contracts for hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.
The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract.  This process is known as
"marking to market."  Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures position.

    Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

    Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, the
Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

    When purchasing a futures contract, a Fund will maintain with its
Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

    When selling a futures contract, a Fund will maintain with its
Custodian in a segregated account (and mark-to-market on a daily basis)
cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).
When selling a call option on a futures contract, a Fund will maintain with its Custodian in a segregated account (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the
Fund, or covering the difference if the price is higher.

     When selling a put option on a futures contract, a Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

    RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There can be no
guarantee that there will be a correlation between price movements in the hedging vehicle and in any Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-
conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

    Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

    There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

    Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by
(i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United
States, and (v) lesser trading volume.

SECURITIES INDEX FUTURES CONTRACTS

    A Fund may enter into securities index futures contracts as an efficient means of regulating that Fund's exposure to the equity markets.
A Fund will not engage in transactions in futures contracts for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange"). The
S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500
Index, contracts are to buy or sell 500 units. Thus, if the value of the
S&P 500 Index were $150, one contract would be worth $75,000 (500 units x
$150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the
S&P 500 Index is at $154 on that future date, the Fund will lose $2,000
(500 units x loss of $4).

    RISKS OF SECURITIES INDEX FUTURES. A Fund's success in using hedging techniques depends, among other things, on WRIICO's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

    A Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect.
Consequently, a Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

    Although a Fund intends to establish positions in these
instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when a Fund seeks to close a particular option or futures position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

    Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, a
Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

    A Fund will only enter into index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. Each Fund will use futures contracts and related options only for
"bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC.

    When purchasing an index futures contract, a Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the futures contract.
Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

    When selling an index futures contract, a Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in cash or liquid assets in a segregated account with the Fund's custodian).

COMBINED TRANSACTIONS

    A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple currency transactions (including forward currency contracts) and some combination of futures, options and currency transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of WRIICO, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on WRIICO's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                           PORTFOLIO TURNOVER

Each Fund purchases securities that are believed by WRIICO to have above average potential for capital appreciation. Securities are disposed of in situations where it is believed that potential for such appreciation has lessened or that other securities have a greater potential. Therefore, each Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining a Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less is excluded. The portfolio turnover rate for Ivy Developing
Markets Fund was significantly higher in 2002 than it was in 2001 because of the increase in portfolio trading activity due to the decrease in assets (caused by increased redemption activity.) A high turnover rate will increase transaction costs and commission costs that will be borne by the
Fund and could generate taxable income or loss to the shareholder.

The portfolio turnover rates for the fiscal years ending December 2001 and
December 2002 were:

                                            2001        2002
Ivy Bond Fund                               22%         15%
Ivy Developing Markets Fund                 14%         48%
Ivy Global Fund                             72%         61%
Ivy Global Science & Technology Fund        135%        153%
Ivy Growth Fund                             114%        89%
Ivy International Small Companies Fund      118%        146%
Ivy US Blue Chip Fund                       74%         85%
Ivy US Emerging Growth Fund                 133%        109%

                          TRUSTEES AND OFFICERS

Each Fund's Board of Trustees (the "Board") is responsible for the overall management of the Fund, including general supervision and review of the
Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering each Fund's day-to-day operations.

    The address for each Trustee and Executive Officer in the following tables is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, KS,
66201-9217. Each Trustee and Officer serves an indefinite term, until he or she dies, resigns or becomes disqualified. The non-Independent Trustees (as defined below) and Executive Officers of the Trust and their principal occupations during the past five years are:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Total Number of Funds Overseen	Other Directorships Held
Keith A. Tucker* (58)	Trustee and Chairman	Trustee since December 16, 2002	Chairman of the Board, Director and CEO of Waddell & Reed Financial, Inc. (Waddell & Reed); Chairman of the Board of Waddell & Reed, Inc. ("WRI") (underwriter); Chairman of the Board and Director of Waddell & Reed Investment Management Co. ("WRIMCO"); Chairman of the Board and Director of Waddell & Reed Services Co.; President and CEO of Waddell & Reed Financial Services, Inc.; Chairman of the Board of Waddell & Reed Development, Inc.; Chairman of the Board of Waddell & Reed Distributors, Inc.	63

Chairman of the Board and Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Chairman of the Board and Director of W&R Funds, Inc. (12 portfolios overseen); Chairman of the Board and Director of W&R Target Funds, Inc. (12 portfolios overseen); Chairman of the Board and Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen).

Henry J. Herrmann* (60)	Trustee and President	Trustee since December 16, 2002	Chairman of the Board, CEO and President of WRIICO; President, Chief Investment Officer and Director of Waddell & Reed; President and CEO of WRIMCO; Chief Investment Officer of WRIMCO; Chief Investment Officer of Waddell & Reed Financial Services, Inc.; Executive Vice President of Waddell & Reed Financial Services, Inc.; President and Chief Executive Officer of Waddell & Reed Ivy Investment Company ("WRIICO"); formerly, Chairman of the Board of Austin, Calvert & Flavin, Inc.	63

Chairman of the Board and Director, Ivy Services Inc. ("ISI"); Director of WRI; Director of Waddell & Reed Development, Inc.; Director of Waddell & Reed Services Co.; Director of Austin Calvert & Flavin, Inc.; Director and President of Waddell & Reed Advisors Funds (20 portfolios overseen); Director and President of W&R Funds, Inc. (12 portfolios overseen); Director and President of W&R Target Funds, Inc. (12 portfolios overseen); Director and President of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen).

Kristen A. Richards (35)	Secretary and Vice President	Appointed December 17, 2002	Vice President, Associate General Counsel and Chief Compliance Officer of WRIICO and WRIMCO; Vice President, Secretary and Associate General Counsel of each of the Waddell & Reed Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and W&R InvestEd Portfolios, Inc.; formerly Assistant Secretary of each of those funds; formerly, Compliance Officer of WRIMCO	63	None
Ted Howard (60)	Treasurer	Appointed March 31, 2003	Senior Vice President of Waddell & Reed Services Company ("WRSCO"); Vice President, Treasurer, Principal Accounting Officer and Principal Financial Officer of each of the Waddell & Reed Advisors Funds, W&R Funds, Inc., W&R Target Funds, Inc. and W&R InvestEd Portfolios, Inc.	63	None

*Trustees considered by the Trust and its counsel to be "interested persons"
 (as defined in the 1940 Act) of the Funds or of their investment manager because of their employment by Waddell & Reed or its subsidiaries.

The Trustees  who are  not "interested  persons"  of the  Trust within  the meaning of Section  2(a)(19) of the  1940 Act ("Independent Trustees")  and
their principal occupations during the past five years are:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Total Number of Funds Overseen	Other Directorships Held
Jarold W. Boettcher (62)	Trustee	Trustee since December 16, 2002	President of Boettcher Enterprises, Inc. (agriculture products and services) since 1979; President of Boettcher Supply, Inc. (electrical and plumbing supplies distributor) since 1979; President of Boettcher Aerial, Inc. (Aerial Ag Applicator) since 1983	15	Director of Guaranty State Bank & Trust Co.; Director of Guaranty, Inc.
James D. Gressett (52)	Trustee	Trustee since December 16, 2002	CEO of PacPizza, Inc. (Pizza Hut franchise) since 2000; Secretary of Street Homes, LLP (homebuilding company) since 2001; President of Alien, Inc. (real estate development), 1997 to 2001	15	Director of Collins Financial Services, a debt recovery company
Joseph Harroz, Jr. (36)	Trustee	Trustee since December 16, 2002	General Counsel, University of Oklahoma, Cameron University and Rogers State University; University-wide Vice President of the University of Oklahoma since 1994; Adjunct Professor of Law, University of Oklahoma College of Law; Managing Member, Harroz Investment, LLC (commercial real estate), since 1998; Managing Member, JHJ Investments, LLC (commercial real estate) since 2002	63

Co-Lead Independent Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Co-Lead Independent Director of W&R Target Funds, Inc. (12 portfolios overseen); Co-Lead Independent Director of W&R Funds, Inc. (12 portfolios overseen); Co-Lead Independent Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen)

Glendon E. Johnson, Jr. (51)	Trustee	Trustee since December 16, 2002	Of Counsel, Lee & Smith, PC (law firm) since 1996; Member/Manager, Castle Valley Ranches, LLC (ranching) since 1995	15	None
Eleanor B. Schwartz (66)	Trustee	Trustee since December 16, 2002	Professor of Business Administration, University of Missouri--Kansas City since 1980; Chancellor of University of Missouri--Kansas City, 1991-1999	63

Director of Waddell & Reed Advisors Funds (20 portfolios overseen); Director of W&R Target Funds, Inc. (12 portfolios overseen); Director of W&R Funds, Inc. (12 portfolios overseen); Director of Waddell & Reed InvestEd Portfolios, Inc. (3 portfolios overseen)

Michael G. Smith (58)	Trustee	Trustee since December 16, 2002	Retired; formerly, Managing Director--Institutional Sales, Merrill Lynch (1983-1999)	15

Director, Executive Board, Cox Business School, Southern Methodist University (since 1998); Director, Northwestern Mutual Life Series Funds & Mason Street Advisors Funds (since February, 2003) (29 portfolios overseen)

Edward M. Tighe (60)	Trustee	3 years	Chairman, CEO and Director of JBE Technology Group, Inc. (telecommunications and computer network consulting); CEO and Director of Asgard Holding, LLC (computer network and security services); President of Global Mutual Fund Services.; President and CEO of Global Technology	15	Director of Hansberger Institutional Funds (2 portfolios overseen); Director of Asgard Holding, LLC

     The Board has an Audit Committee, an Executive Committee, a Valuation
Committee, and a Governance Committee. The function of the Audit Committee is to assist the Board in fulfilling its responsibilities to shareholders of the Fund relating to accounting and reporting, internal controls and the adequacy of auditing relative thereto. As of December 17, 2002, the Audit
Committee consists of Michael G. Smith, Jarold W. Boettcher and Glendon E.
Johnson, Jr. During the last fiscal year, the Audit Committee held 4 meetings.

    The function of the Executive Committee is to act as necessary on behalf of the full Board. When the Board is not in session, the Executive
Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Fund except the power to increase or decrease the size of, or fill vacancies on the Board, and except as otherwise prohibited by law. As of December 17, 2002, the Executive
Committee consists of Keith A. Tucker, Henry J. Herrmann and Edward M. Tighe.
During the last fiscal year, Executive Committee did not meet.

    The function of the Valuation Committee is to consider the valuation of portfolio securities which may be difficult to price. As of December 17,
2002 the Valuation Committee consists of Keith A Tucker and Henry J. Herrmann.
During the last fiscal year, the Valuation Committee met 4 times.

    The function of the Governance Committee is to consider the responsibilities and actions of the Board of Trustees. As of December 17, 2002, the Governance Committee consists of Joseph Harroz, Jr., Eleanor B. Schwartz and James D. Gressett. During the last year, the Governance Committee held
4 meetings.

                           COMPENSATION TABLE

                                 IVY FUND
                  (FISCAL YEAR ENDED DECEMBER 31, 2002)

NAME, POSITION	AGGREGATE COMPENSA-TION FROM TRUST	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSA-TION FROM TRUST AND FUND COMPLEX PAID TO TRUSTEES*
John S. Anderegg, Jr. (Trustee through December 16, 2002)	$23,000	N/A	N/A	$23,000
Jarold W. Boettcher (Trustee)	$0	N/A	N/A	$0
Stanley Channick (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
Roy J. Glauber (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
James D. Gressett (Trustee)	$0	N/A	N/A	$0
Joseph Harroz, Jr. (Trustee)	$0	N/A	N/A	$0
Henry J. Herrmann (Trustee and President)	$0	N/A	N/A	$0
Glendon E. Johnson, Jr. (Trustee)	$0	N/A	N/A	$0
Joseph G. Rosenthal (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
Eleanor B. Schwartz (Trustee)	$0	N/A	N/A	$0
Richard N. Silverman (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
Michael G. Smith (Trustee)	$0	N/A	N/A	$0
J. Brendan Swan (Trustee through December 16, 2002)	$24,000	N/A	N/A	$24,000
Edward M. Tighe (Trustee)	$24,000	N/A	N/A	$24,000
Keith A. Tucker (Trustee and Chairman)	$0	N/A	N/A	$0

*The Fund complex consists of Ivy Fund.

    As of December 31, 2002, the Officers and Trustees of the Trust as a
group owned beneficially or of record less than 1% of the outstanding
Class A, Class B, Class C, Class I and Advisor Class shares of each of the fifteen Ivy funds that are series of the Trust.

The following table sets forth the dollar range of shares of the Fund held directly or indirectly by the Trustees:

Name of Trustee	Dollar Range of Shares in Ivy Bond Fund	Dollar Range of Shares in Ivy Developing Markets Fund	Dollar Range of Shares in Ivy Global Fund	Dollar Range of Shares in Ivy Global Science & Technology Fund
Jarold W. Boettcher	$ -	$ -	$ -	$ -
James D. Gressett	-	-	-	-
Joseph Harroz, Jr.	-	-	-	-
Henry J. Herrmann	-	-	-	-
Glendon E. Johnson, Jr.	-	-	-	-
Eleanor B. Schwartz	-	-	-	-
Michael G. Smith	-	-	-	-
Edward M. Tighe	-	-	-	-
Keith A. Tucker	-	-	-	-

Name of Trustee	Dollar Range of Shares in Ivy Growth Fund	Dollar Range of Shares in Ivy International Small Companies Fund	Dollar Range of Shares in Ivy US Blue Chip Fund	Dollar Range of Shares in Ivy US Emerging Growth Fund
Jarold W. Boettcher	$ -	$ -	$ -	$ -
James D. Gressett	-	-	-	-
Joseph Harroz, Jr.	-	-	-	-
Henry J. Herrmann	-	-	-	-
Glendon E. Johnson, Jr.	-	-	-	-
Eleanor B. Schwartz	-	-	-	-
Michael G. Smith	-	-	-	-
Edward M. Tighe	-	-	-	-
Keith A. Tucker	-	-	-	-

Name of Trustee	Aggregate Dollar Range of Shares in all Funds Overseen by the Trustee in the Ivy Fund Family
Jarold W. Boettcher	$ -
James D. Gressett	-
Joseph Harroz, Jr.	-
Henry J. Herrmann	-
Glendon E. Johnson, Jr.	-
Eleanor B. Schwartz	-
Michael G. Smith	-
Edward M. Tighe	$10,001 - $50,000
Keith A. Tucker	-

PERSONAL INVESTMENTS BY EMPLOYEES OF WRIICO, IFDI, HENDERSON AND THE
TRUST. WRIICO, IFDI and the Trust have adopted a Code of Ethics and
Business Conduct Policy, and Henderson has incorporated a
code of ethics into its Compliance and Procedures Manual (the "Codes of
Ethics") which are each designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as each Fund, in compliance with Rule
17j-1 under the 1940 Act. The Codes of Ethics permit personnel of WRIICO,
IFDI, Henderson and the Trust subject to the Codes of Ethics to engage in personal securities transactions, including with respect to securities held by one or more Funds, subject to certain requirements and restrictions.

                     PRINCIPAL HOLDERS OF SECURITIES

SHARE OWNERSHIP

    To the knowledge of the Trust as of March 31, 2003, no shareholder owned beneficially or of record 5% or more of any Fund's outstanding shares of any class, with the following exceptions:

Title of Class of Shares	Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percentage of Class Owned
Ivy Bond Fund - Class A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	219,494.14	5.68
Ivy Global Science & Technology Fund - Class A	SECURITY TRUST COMPANY AS TRUSTEE FBO LOCAL 104 SUPLEMENTAL PENSION PLAN 2390 EAST CAMELBACK RD STE 240 PHOENIX, AZ 85016	60,224.07	10.08
Ivy International Small Companies Fund - Class A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	27,896.17	13.10
Ivy Bond Fund - Class B	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	985,867.04	49.72
Ivy Developing Markets Fund - Class B	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	72,280.58	27.96
Ivy Growth Fund - Class B	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246 PERSHING LLC P.O. BOX 2052 JERSEY CITY, NJ 07303-9998	56,723.19 18,789.11	18.63 6.17
Ivy Global Fund - Class B	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	30,145.67	19.12
Ivy Global Science & Technology Fund - Class B	MERRILL LYNCH PIERCE FENNER & SMITH INC. MUTUAL FUND OPERATIONS - SERVICE TEAM 4800 DEER LAKE DR E, 3RD FLOOR JACKSONVILLE, FL 32246	44,249.89	8.65
Ivy International Small Companies Fund - Class B	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	52,422.24	25.16
Ivy US Blue Chip Fund - Class B	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	245,247.50	21.34
Ivy US Emerging Growth Fund - Class B	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246	126,954.59	16.98
Ivy Bond Fund - Class C

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

PRUDENTIAL SECURITES INC FBO

MARKS SECURITIES LLC

104 N WOODSTOCK ST

PHILADELPHIA, PA 19103-1111

		103,017.19 15,086.68	40.76 5.96
Ivy Developing Markets Fund - Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246 PERSHING LLC P.O. BOX 2052 JERSEY CITY, NJ 07303-9998	22,107.83 7,301.27	30.42 10.04
Ivy Growth Fund - Class C

FIRST PRESBYTERIAN CHURCH OF MCALESTER

A NON PROFIT CORPORATION

PO BOX 1550

222 E WASHINGTON

MCALESTER, OK 74502-1550

DEAN WITTER REYNOLDS CUST FOR

JUDITH GLASSBERG

PO BOX 250 CHURCH STREET STATION

NEW YORK, IL 60614-1971

DEAN WITTER REYNOLDS CUST FOR

NORMAN GLASSBERG

PO BOX 250 CHURCH STREET STATION

NEW YORK, IL 60614-1971

ROBERT J LAWS & KATHERINE A LAWS TTEES

THE LAWS FAMILY TRUST

U/A DTD 11/06/2001

P.O. BOX 723

RAMONA, CA 92065

SALOMON SMITH BARNEY INC.

00121013039

333 WEST 34TH ST - 3RD FLOOR

NEW YORK, NY 10001

IBT CUST IRA FBO

BETTY J CARSON

201 POINT SAL DUNES WAY

GUADALUPE, CA 93434

		3,693.88 3,141.09 3,141.09 2,756.89 1,743.39 1,502.45	13.46 11.45 11.45 10.05 6.35 5.47
Ivy Global Fund - Class C

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

PAINEWEBBER FOR THE BENEFIT OF

USB PAINEWEBBER CDN FBO

EVE GARRETT

P.O. BOX 3321

WEEHAWKEN, NJ 07086-8154

SALOMON SMITH BARNEY INC.

00121066732

333 WEST 34TH ST - 3RD FLOOR

NEW YORK, NY 10001

SMITH BARNEY INC.

00107866133

388 GREENWICH STREET

NEW YORK, NY 10013

SMITH BARNEY INC.

00112701249

388 GREENWICH STREET

NEW YORK, NY 10013

		3,506.47 1,307.19 1,177.86 1,041.02 982.07	35.79 13.34 12.02 10.62 10.02
Ivy Global Science & Technology Fund - Class C

MERRILL LYNCH PIERCE FENNER

& SMITH INC.

MUTUAL FUND OPERATIONS - SERVICE TEAM

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

PAINEWEBBER FOR THE BENEFIT OF

GREAT POND LIMITED

PARNERTSHIP L L L P

1046 GREAT POND ROAD

NO. ANDOVER, MA 01845-1204

		16,869.62 6,197.20	14.06 5.16
Ivy International Small Companies Fund - Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR. E, 3RD FLOOR JACKSONVILLE, FL 32246 IBT CUST IRA FBO TERRY K RAMNANAN 7459 N MONTE AVENUE FRESNO, CA 93711	77,795.96 11,468.73	54.87 8.08
Ivy US Blue Chip Fund - Class C

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

AG EDWARDS & SONS

CUSTODIAN FOR DIANA H. PROSS

ROLLOVER IRA ACCOUNT

1705 S 170TH ST.

OMAHA, NE 68130-1204

AG EDWARDS & SONS

CUSTODIAN FOR TERRY D O’NEALL

IRA ACCOUNT

5 SINGLETON CIRCLE

BELLA VISTA, AR 72715-4942

SALOMON SMITH BARNEY INC.

00121018626

333 WEST 34TH ST - 3RD FLOOR

NEW YORK, NY 10001

SALOMON SMITH BARNEY INC.

00121067244

333 WEST 34TH ST - 3RD FLOOR

NEW YORK, NY 10001

		15,575.86 5,370.36 4,884.87 4,316.03 3,615.91	24.62 8.48 7.72 6.82 5.71
Ivy US Emerging Growth Fund - Class C

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR. E, 3RD FLOOR

JACKSONVILLE, FL 32246

FIRST CLEARING CORPORATION

A/C 3109-0705

ROBERT FEINBERG AND

HARRIET FEINBERG JTWROS

1824 BYBERRY RD

BENSALEM, PA 19020-4455

		31,275.34 9,162.45	32.80 9.61
Ivy Bond Fund - Advisor Class

WEDBUSH MORGAN SECURITIES

A/C 7008-4781

1000 WILSHIRE BLVD.

LOS ANGELES, CA 90017

FISERV SECURITIES INC.

FAO 55516053

ATTN: MUTUAL FUNDS

ONE COMMERCE SQUARE

2005 MARKET STREET SUITE 1200

PHILADELPHIA, PA 19103

FISERV SECURITIES INC.

FAO 55884696

ATTN: MUTUAL FUNDS

ONE COMMERCE SQUARE

2005 MARKET STREET SUITE 1200

PHILADELPHIA, PA 19103

NFSC FEBO # 279-055662

C/JAMES FERRIS/BRO

B YANOWITCH/J BROADFOOT TTES

U/A 01/01/98

925 S FEDERAL HWY STE 600

BOCA RATON, FL 33432-6143

		151,063.49 23,626.56 16,355.15 15,223.81	63.45 9.92 6.86 6.39
Ivy Developing Markets Fund - Advisor Class

NFSC FEBO #279-055662

C/JAMES FERRIS/BRO

B YANOWITCH/J BROADFOOT TTES

U/A 01/01/98

925 S FEDERAL HWY STE 600

BOCA RATON, FL 33432-6143

IBT CUST ROTH IRA

FBO SLADE KOSOVA

7445 TEXAS TRAIL

BOCA RATON, FL 33487

		4,421.19 1,393.36	75.97 23.94
Ivy Growth Fund - Advisor Class	NFSC FEBO C/JAMES FERRIS/BRO B YANOWITCH/J BROADFOOT TTES U/A 01/01/98 925 S FEDERAL HWY STE 600 BOCA RATON, FL 33432-6143 GEORGE A DEVINO 12331 NW 53RD STREET CORAL SPRINGS, FL 33076	9,110.24 905.35	89.72 8.91
Ivy Global Fund - Advisor Class

EDWARD A VOGT & ANN B VOGT JT TEN

32103 MILLINGTON RD

MILLINGTON, MD 21651

NFSC FEBO #279-055662

C/JAMES FERRIS/BRO

B YANOWITCH/J BROADFOOT TTES

U/A 01/01/98

925 S FEDERAL HWY STE 600

BOCA RATON, FL 33432-6143

		3,768.00 3,567.65	49.84 47.19
Ivy Global Science & Technology Fund - Advisor Class

NFSC FEBO #279-055662

C/JAMES FERRIS/BRO

B YANOWITCH/J BROADFOOT TTES

U/A 01/01/98

925 S FEDERAL HWY STE 600

BOCA RATON, FL 33432-6143

ROBERT CHAPIN &

MICHELLE BROADFOOT TTEE OF THE

NELLA MANES TRUST

U/A/D 04/09/92

117 THATCH PALM COVE

BOCA RATON, FL 33432

MICHELLE C BROADFOOT

117 THATCH PALM COVE

BOCA RATON, FL 33432

LPL FINANCIAL SERVICES

A/C 3989-2389

9785 TOWNE CENTRE DRIVE

SAN DIEGO, CA 92121-1968

LPL FINANCIAL SERVICES

A/C 7129-4679

9785 TOWNE CENTRE DRIVE

SAN DIEGO, CA 92121-1968

		4,972.06 3,321.39 1,074.98 748.94 724.49	35.19 23.50 7.60 5.30 5.12
Ivy International Small Companies Fund - Advisor Class

MLPF&S

FOR THE SOLE BENEFIT OF ITS CUSTOMERS

ATTN: FUND ADMINISTRATION

4800 DEER LAKE DR E, 3RD FLOOR

JACKSONVILLE, FL 32246

NFSC FEBO #279-055662

C/JAMES FERRIS/BRO

B YANOWITCH/J BROADFOOT TTES

U/A 01/01/98

925 S FEDERAL HWY STE 600

BOCA RATON, FL 33432-6143

		29,375.99 5,093.63	83.42 14.46
Ivy US Blue Chip Fund - Advisor Class

MACKENZIE INVESTMENT MGMT INC.

ATTN: BEV YANOWITCH

VIA MIZNER FINANCIAL PLAZA

925 S FEDERAL HWY STE 600

BOCA RATON, FL 33432

NFSC FEBO

C/JAMES FERRIS/BRO

B YANOWITCH/J BRAODFOOT TTES

UA 01/01/98

925 S FEDERAL HWY STE 600

BOCA RATON, FL 33432

		51,179.70 19,553.61	72.35 27.64
Ivy US Emerging Growth Fund - Advisor Class

NFSC FEBO #279-055662

C/JAMES FERRIS/BRO

B YANOWITCH/J BROADFOOT TTES

U/A 01/01/98

925 S FEDERAL HWY STE 600

BOCA RATON, FL 33432-6143

CHARLES SCHWAB & CO. INC.

REINVEST ACCOUNT

ATTN: MUTUAL FUND DEPT.

101 MONTGOMERY STREET

SAN FRANCISCO, CA 94104

JAMES W. BROADFOOT &

DOUGLAS E BROADFOOT &

MARY BROADFOOT TTEE OF THE

U/W JAMES W. BROADFOOT TRUST

117 THATCH PALM COVE

BOCA RATON, FL 33432

		10,271.07 4,208.39 1,247.54	46.93 19.23 5.70

                 INVESTMENT ADVISORY AND OTHER SERVICES

BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

    Waddell & Reed Ivy Investment Company ("WRIICO"), 6300 Lamar Avenue,
P.O. Box 29217, Shawnee Mission, KS 66201-9217, provides business management services and investment advisory services to the Funds. WRIICO is an SEC registered investment advisor with approximately $1.6 billion in assets under management as of December 31, 2002.

    Until December 31, 2002, Ivy Management, Inc. ("IMI") provided business management services to the Funds and investment advisory services to the Funds. On December 31, 2002, IMI, an indirect wholly owned subsidiary of Waddell & Reed Financial, Inc. ("Waddell & Reed") and a
wholly owned subsidiary of Ivy Acquisition Corporation ("IAC"), merged with and into IAC, a wholly owned subsidiary of Waddell & Reed. Upon effectiveness of the merger, IAC changed its name to Waddell & Reed Ivy
Investment Company ("WRIICO").

     Effective December 31, 2002, WRIICO assumed all of IMI's duties with respect to the Funds and began providing business management services to the Funds and investment advisory services to all Funds other than Ivy
Global Natural Resources Fund. The terms and conditions of the agreements under which WRIICO provides those services to the Funds are exactly the same as the terms and conditions of the agreements in effect prior to
December 31, 2002 between the Funds and IMI. IMI employees or officers who were serving as portfolio managers of the Funds, if any, continue to serve as portfolio managers of the Funds after the merger, as employees or officers of WRIICO. Each of the portfolio managers who was an employee or officer of IMI, if any, has the same title with WRIICO as he or she had with IMI.

    The new agreements are substantially identical in all respects to the agreements in effect prior to December 16, 2002 except for the dates of execution and termination and other non-material changes, with the exception of the new agreements between WRIICO, Henderson Global Investors
(North America) Inc. ("HGINA") and Henderson Investment Management Ltd.
("Henderson") with respect to Ivy European Opportunities Fund and Ivy
International Small Companies Fund (the "New Henderson Agreements"). Under
the New Henderson Agreements, HGINA will act as subadviser to WRIICO for these two Funds. Henderson, the two Funds' former subadviser, continues as a subadviser, but pursuant to a subadvisory agreement with HGINA instead of with WRIICO. The New Henderson Agreements also increased the subadvisory fee rates that WRIICO pays to HGINA for the subadvisory services (although the overall advisory fee rates each of the two Funds pays for advisory services has not changed). Under the New Henderson
Agreements, WRIICO pays HGINA for its services a fee payable monthly at an annual rate of 0.45% of the first $100,000,000 of net assets and 0.40%
thereafter of the portion of each Fund's average daily net assets managed by HGINA. Henderson's existing portfolio management team continues to manage these two Funds.

    Henderson, 4 Broadgate, London, England EC2M 2DA, serves as subadvisor to Ivy International Small Companies Fund. For its services,
Henderson receives a fee from WRIICO that is equal, on an annual basis, to
0.22% of each Fund's average net assets. Henderson is a wholly owned subsidiary of Henderson plc, located at the same address as Henderson.
Henderson plc is a wholly owned subsidiary of AMP Limited, an Australian life insurance and financial services company located at AMP Building, 24th
Floor, 33 Alfred Street, Sydney, New South Wales 2000 Australia.

    The Agreement between WRIICO and the Funds obligates WRIICO to make investments for the account of each Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the
Board. WRIICO also determines the securities to be purchased or sold by each Fund and places orders with brokers or dealers who deal in such securities.

     Under the Agreement, WRIICO also provides certain business management services. WRIICO is obligated to (1) coordinate with each Fund's Custodian and monitor the services it provides to each Fund; (2) coordinate with and monitor any other third parties furnishing services to each Fund;
(3) provide each Fund with necessary office space, telephones and other communications facilities as are adequate for the Fund's needs;
(4) provide the services of individuals competent to perform administrative and clerical functions that are not performed by employees or other agents engaged by each Fund or by WRIICO acting in some other capacity pursuant to a separate agreement or arrangements with each Fund;
(5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit WRIICO's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory agencies.

    Ivy Bond Fund pays WRIICO a monthly fee for providing business management and investment advisory services at an annual rate of 0.50% of the first $500 million of the Fund's average net assets, reduced to 0.40%
of the Fund's average net assets in excess of $500 million. During the fiscal years ended December 31, 2000, 2001, and 2002, Ivy Bond Fund paid
IMI fees of $563,599, $332,360 and $270,234, respectively. During the same periods, there were no expense reimbursements.

    Ivy Developing Markets pays WRIICO a monthly fee for providing business management and investment advisory services at an annual rate of
1.00% of the Fund's average net assets. During the fiscal years ended
December 31, 2000, 2001, and 2002, Ivy Developing Markets Fund paid IMI fees of $147,842, $69,023 and $53,057, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $204,372, $148,768 and $130,561, respectively.

    Ivy Global Fund pays WRIICO a monthly fee for providing business management and investment advisory services at an annual rate of 1.00% of the Fund's average net assets During the fiscal years ended December 31,
2000, 2001, and 2002, Ivy Global Fund paid IMI fees of $163,977, $97,794 and $61,356, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $153,851, $202,092 and $137,953, respectively.

    Ivy Global Science & Technology Fund pays WRIICO a monthly fee for providing business management and investment advisory services at an annual rate of 1.00% of the Fund's average net assets During the fiscal years ended December 31, 2000, 2001, and 2002, Ivy Global Science &
Technology Fund paid IMI fees of $1,119,519, $415,731 and $167,880, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $0, $106,670 and $197,902, respectively.

    Ivy Growth Fund Pays WRIICO a monthly fee for providing business management and investment advisory services that is equal, on an annual basis, to 0.85% of the first $350 million of the Fund's average net assets, reduced to 0.75% on its average net assets in excess of $350 million. During the fiscal years ended December 31, 2000, 2001 and 2002,
Ivy Growth Fund paid IMI fees of  $3,041,015, $1,857,265, and $1,232,314 respectively. During the same periods, there were no expense reimbursements.

    From February 1, 1999 to November 6, 2000, Henderson served as subadvisor with respect to 50% of the net assets of Ivy International
Small Companies Fund. Since November 7, 2000, Henderson has served as subadvisor with respect to 100% of the net assets of Ivy International
Small Companies Fund. For its services, Henderson receives a fee from
WRIICO that is equal, on an annual basis, to 0.22% of that portion of the
Fund's assets that Henderson manages. During the fiscal years ended
December 31, 2000, 2001, and 2002, Ivy International Small Companies Fund
paid IMI fees of $109,655, $172,723 and $71,997, respectively. During the same periods, IMI reimbursed Fund expenses in the amount of $167,518,
$156,893 and $166,048, respectively.

    Ivy US Blue Chip Fund pays WRIICO a monthly fee for providing business management and investment advisory services at an annual rate of
0.75% of the Fund's average net assets. During the fiscal years ended
December 31, 2000, 2001 and 2002, Ivy US Blue Chip Fund paid IMI fees of
$390,662,  $497,756, and $355,192, respectively. During the same periods,
IMI reimbursed Fund expenses in the amount of $126,188, $179,897, and
$238,824, respectively.

    Ivy US Emerging Growth Fund pays WRIICO a monthly fee for providing business management and investment advisory services at an annual rate of
0.85% of the Fund's average net assets. During the fiscal years ended
December 31, 2000, 2001 and 2002, Ivy US Emerging Growth Fund paid IMI fees of $1,711,602, $902,288, and $397,693, respectively. During the same periods, there were no expense reimbursements.

    Under the Agreement, the Trust pays the following expenses: (1) the fees and expenses of the Trust's Independent Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with WRIICO; (3) interest expenses; (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9)
fees and expenses of the Trust's Custodian and Transfer Agent and any related services; (10) expenses of obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

With respect to Ivy Developing Markets Fund, Ivy Global Fund, Ivy
International Small Companies Fund and Ivy US Blue Chip Fund, WRIICO
currently limits each Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, class-specific expenses, indemnification expenses, and extraordinary expenses) to an annual rate of 2.50% of that Fund's average net assets, which may lower each Fund's expenses and increase its yield.

    The Agreement may be terminated with respect to each Fund at any time, without payment of any penalty, by the vote of a majority of the
Board, or by a vote of a majority of the outstanding voting securities of the Fund, on 60 days' written notice to WRIICO, or by WRIICO on 60 days'
written notice to the Trust. The Agreement shall terminate automatically in the event of its assignment (as defined in the 1940 Act).

     In approving the investment advisory agreement, the Board considered a number of factors, including: (1) Waddell & Reed's organizational structure and senior personnel; (2) Waddell & Reed's operations and, in particular, its mutual fund advisory and distribution activities; and (3) the personnel, operations and financial condition, and investment management capabilities, methodologies, and performance of WRIICO as investment adviser and manager to the Funds.

     Based upon their review and consideration of the factors described above, and such other factors and information it considered relevant, the
Board recognized that the Fund's investment manager is deemed to owe a fiduciary duty to each Fund and approved the investment advisory agreement.

    In approving the subadvisory agreement, the Board considered (1) the fees paid by Ivy European Opportunities Fund and Ivy International Small
Companies Fund and the terms of the business management and investment advisory agreement between the Funds and the Fund's investment manager and the subadvisory agreement between the Fund's investment manager and
Henderson; (2) the services that the Fund's investment manager performs under the management agreement and the investment advisory services that
Henderson performs for the Funds under the subadvisory agreement; and (3)
that the Fund's investment manager continues to be ultimately responsible for Henderson's compliance with each Fund's investment objective and policies and applicable securities laws, and is also responsible for the selection of the subadviser and monitoring its performance, as well as the overall success or failure of each Fund.

    Based upon their review and consideration of the factors described above, and such other factors and information it considered relevant, the
Board recognized that Henderson is deemed to owe a fiduciary duty to each
Fund and approved the subadvisory agreement.

DISTRIBUTION SERVICES

    IFDI, a wholly owned subsidiary of WRIICO, formerly known as Ivy
Mackenzie Distributors, Inc., serves as the exclusive distributor of Ivy
Fund's shares pursuant to an Amended and Restated Distribution Agreement with the Trust dated March 16, 1999, as amended from time to time (the
"Distribution Agreement"). IFDI distributes shares of each Fund through broker-dealers who are members of the National Association of Securities
Dealers, Inc. and who have executed dealer agreements with IFDI. IFDI distributes shares of each Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. IFDI is not obligated to sell any specific amount of Fund shares.

    Each Fund has authorized IFDI to accept on its behalf purchase and redemption orders. IFDI is also authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at the Fund's Net Asset Value next computed after an authorized intermediary or the intermediary's authorized designee accepts them.

    Pursuant to the Distribution Agreement, IFDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in each Fund's then-
current prospectus, and the net asset value on which such price is based.
Out of that commission, IFDI may reallow to dealers such concessions as
IFDI may determine from time to time. In addition, IFDI is entitled to deduct a CDSC on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the Prospectus.

    Under the Distribution Agreement, each Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under Federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

    During the fiscal years ended December 31, 2000, 2001, and 2002, IFDI received from sales of Class A shares of Ivy Bond Fund  $33,783 and
$20,231, and $13,291, respectively, in sales commissions, of which $4,302,
$4,228, and $2,856, respectively, was retained after dealer allowance.
During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $37,498 in CDSCs on redemptions of Class B shares of Ivy Bond
Fund. During the fiscal year ended December 31, 2002, IMI on behalf of
IFDI received $7,318 in CDSCs on redemptions of Class C shares of Ivy Bond
Fund.

    During the fiscal years ended December 31, 2000, 2001, and 2002, IFDI received from sales of Class A shares of Ivy Developing Markets Fund
$4,060, $1,571 and $1,615, respectively, in sales commissions, of which
$498, $247, and $233, respectively, was retained after dealer allowance.
During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $6,348 in CDSCs on redemptions of Class B shares of Ivy
Developing Markets Fund. During the fiscal year ended December 31, 2002,
IMI on behalf of IFDI received $0 in CDSCs on redemptions of Class C shares of Ivy Developing Markets.

    During the fiscal years ended December 31, 2000, 2001, and 2002, IFDI received from sales of Class A shares of Ivy Global Fund $7,354, $2,842 and $2,017, respectively, in sales commissions, of which $1,131, $452, and
$301, respectively, was retained after dealer allowance. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $2,646 in
CDSCs on redemptions of Class B shares of Ivy Global Fund. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $940 in CDSCs on redemptions of Class C shares of Ivy Global Fund.

    During the fiscal years ended December 31, 2000, 2001, and 2002, IFDI received from sales of Class A shares of Ivy Global Science & Technology
Fund $404,324, $71,362, and $26,112, respectively, in sales commissions, of which $54,216, $10,413, and $4,494, respectively, was retained after dealer allowance. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $23,952 in CDSCs on redemptions of Class B shares of Ivy Global Science & Technology Fund. During the fiscal year ended
December 31, 2002, IMI on behalf of IFDI received $150 in CDSCs on redemptions of Class C shares of Ivy Global Science & Technology Fund.

    During the fiscal years ended December 31, 2000, 2001, and 2002, IFDI received from sales of Class A shares of Ivy Growth Fund $111,676,
$67,933, and $54,741, respectively, in sales commissions, of which
$15,235, $12,009, and $6,343, respectively, was retained after dealer allowance. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $4,246 in CDSCs on redemptions of Class B shares of Ivy
Growth Fund. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $7 in CDSCs on redemptions of Class C shares of Ivy
Growth Fund.

    During the fiscal years ended December 31, 2000, 2001, and 2002, IFDI received from sales of Class A shares of Ivy International Small Companies
Fund $140,497, $12,188, and $2,329, respectively, in sales commissions, of which $17,200, $2,017, and $347, respectively, was retained after dealer allowance. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $12,693 in CDSCs on redemptions of Class B shares of Ivy
International Small Companies Fund. During the fiscal year ended December
31, 2002, IMI on behalf of IFDI received $151 in CDSCs on redemptions of
Class C shares of Ivy International Small Companies Fund.

    During the fiscal years ended December 31, 2000, 2001, and 2002,
IFDI received from sales of Class A shares of Ivy US Blue Chip Fund
$39,484, $28,365, and $12,287, respectively, in sales commissions, of which $5,219, $4,203 and $1,846 respectively, was retained after dealer allowance. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $30,480 in CDSCs on redemptions of Class B shares of Ivy
US Blue Chip Fund. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $100 in CDSCs on redemptions of Class C shares of
Ivy US Blue Chip Fund.

    During the fiscal years ended December 31, 2000, 2001, and 2002, IFDI received from sales of Class A shares of Ivy US Emerging Growth Fund
$225,396, $23,617 and $34,289 respectively, in sales commissions, of which
$35,768, $4,218 and $5,499 respectively, was retained after dealer allowance. During the fiscal year ended December 31, 2002, IMI on behalf of IFDI received $39,881 in CDSCs on redemptions of Class B shares of Ivy
US Emerging Growth Fund. During the fiscal year ended December 31, 2002,
IMI on behalf of IFDI received $1,084 in CDSCs on redemptions of Class C shares of Ivy US Emerging Growth Fund.

    The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of each Fund.  The Distribution Agreement may be terminated with respect to any Fund at any time, without payment of any penalty, by IFDI on 60 days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to
IFDI. The Distribution Agreement shall terminate automatically in the event of its assignment.

    Payments to Dealers: WRIICO on behalf of IFDI currently intends to pay to dealers a sales commission of 4% of the sale price of Class B shares they have sold, and WRIICO or one of its subsidiaries will receive the entire amount of the CDSC paid by shareholders on the redemption of
Class B shares to finance the 4% commission and related marketing expenses. With respect to Class C shares, WRIICO on behalf of IFDI currently intends to pay to dealers a sales commission of 1% of the sale price of Class C shares that they have sold, a portion of which is to compensate the dealers for providing Class C shareholder account services during the first year of investment. WRIICO or one of its subsidiaries will receive the entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 1% commission and related marketing expenses.

     RULE 18f-3 PLAN. On February 23, 1995, the SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. The Board has adopted a Rule 18f-3 plan on behalf of each
Fund. The key features of the Rule 18f-3 plan are as follows:  (i) shares of each class of each Fund represent an equal pro rata interest in the
Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
(ii) subject to certain limitations described in the Prospectus, shares of a particular class of each Fund may be exchanged for shares of the same class of another Ivy fund; and (iii) each Fund's Class B shares will convert automatically into Class A shares of that Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

RULE 12b-1 DISTRIBUTION PLANS.

    The Trust has adopted on behalf of each Fund, in accordance with
Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to each Fund's Class A, Class B and Class C shares (each, a
"Plan"). In adopting each Plan, a majority of the Independent Trustees have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that each Plan will benefit each Fund and its shareholders. The Trustees of the Trust believe that the Plans should result in greater sales and/or fewer redemptions of each Fund's shares, although it is impossible to know for certain the level of sales and redemptions of the Fund's shares in the absence of a Plan or under an alternative distribution arrangement.

    Under each Plan, each Fund pays IFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A, Class B or Class C shares, as the case may be. This fee is a reimbursement to IFDI for service fees paid by IFDI to non-affiliated entities or to affiliated brokers. The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of shares of each Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans.
Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to a Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month. The Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.
Class A shares of the Ivy Growth Fund and Ivy US Blue Chip Fund issued prior to January 1, 1992 are not subject to an ongoing service fee. For those Funds, the annual service fee attributable to the Class A shares of the Fund may equal up to 0.25% of the net assets attributable to Class A shares issued on or after January 1, 1992. Since the calculation of the service fee does not take into account shares outstanding prior to January
1, 1992, this arrangement results in a rate of service fee payable by each
Fund that is lower than 0.25% of the net assets attributable to Class A shares of the Fund. For the fiscal year ended December 31, 2002, the combined service fees were 0.06% and 0.21% of the average net assets attributable to Class A shares of the Ivy Growth Fund and Ivy US Blue Chip
Fund, respectively.

    Under each Fund's Class B and Class C Plans, each Fund also pays IFDI a distribution fee, accrued daily and paid monthly, at the annual rate of
0.75% of the average daily net assets attributable to its Class B or Class
C shares. This fee is paid to IFDI as compensation and is not dependent on
IFDI's expenses incurred. IFDI may reallow to dealers all or a portion of the service and distribution fees as IFDI may determine from time to time.
The distribution fee compensates IFDI for expenses incurred in connection with activities primarily intended to result in the sale of each Fund's
Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials.
Pursuant to each Class B and Class C Plan, IFDI may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

    Among other things, each Plan provides that (1) IFDI will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) each Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the
Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by any Fund under each Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while each Plan is in effect, the selection and nomination of Independent
Trustees, as defined below, shall be committed to the discretion of the then current Independent Trustees.

    IFDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by each Fund. IFDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers, banks, investment advisors, financial institutions and other entities for services rendered in the distribution of a Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker or other party if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by IFDI.

    A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the
Board for its review at least quarterly.

    The Class B Plan and underwriting agreement permits IFDI to sell its right to receive distribution fees under the Class B Plan and CDSCs to third parties. WRIICO on behalf of IFDI enters into such transactions to finance the payment of commissions to brokers at the time of sale and other distribution-related expenses. The Trust has agreed that the distribution fee will not be terminated or modified (including a modification by change in the rules relating to the conversion of Class B shares into shares of another class) for any reason (including a termination of the underwriting agreement) except:

    (i)  to the extent required by a change in the 1940 Act, the rules or regulations under the 1940 Act, or the Conduct Rules of the
         NASD, in each case enacted, issued, or promulgated after March
         16, 1999;

    (ii) on a basis which does not alter the amount of the distribution payments to IFDI computed with reference to Class B shares the date of original issuance of which occurred on or before
         December 31, 1998;

   (iii) in connection with a Complete Termination (as defined in the
         Class B Plan); or

    (iv) on a basis determined by the Board of Trustees acting in good faith so long as (a) neither the Trust nor any successor trust or fund or any trust or fund acquiring a substantial portion of the assets of the Trust (collectively, the "Affected Funds") nor the sponsors of the Affected Funds pay, directly or indirectly, as a fee, a trailer fee, or by way of reimbursement, any fee, however denominated, to any person for personal services,
         account maintenance services or other shareholder services rendered to the holder of Class B shares of the Affected Funds from and after the effective date of such modification or
         termination, and (b) the termination or modification of the distribution fee applies with equal effect to all outstanding
         Class B shares from time to time of all Affected Funds
         regardless of the date of issuance thereof.

    In the Distribution Agreement, the Trust has also agreed that it will not take any action to waive or change any CDSC in respect of any Class B share the date of original issuance of which occurred on or before
December 31, 1998, except as provided in the Trust's prospectus or statement of additional information, without the consent of IFDI and its transferees.

    During the fiscal year ended December 31, 2002, Ivy Bond Fund paid
IFDI $84,849 pursuant to its Class A plan. During the fiscal year ended
December 31, 2002, Ivy Bond Fund paid IFDI $177,437 pursuant to its Class
B plan. During the fiscal year ended December 31, 2002, Ivy Bond Fund paid
IFDI $20,523 pursuant to its Class C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy Bond
Fund: advertising $974; printing and mailing of prospectuses to persons other than current shareholders, $5,670; compensation to underwriters $0;
compensation to dealers, $14,272; compensation to sales personnel
$122,766; interest, carrying or other financing charges $0; seminars and meetings, $3,568; travel and entertainment, $13,231; general and administrative, $28,762; telephone, $3,374; and occupancy and equipment rental, $15,562.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy Bond
Fund: advertising, $509; printing and mailing of prospectuses to persons other than current shareholders, $2,984; compensation of underwriters $0;
compensation to dealers, $52,779; compensation to sales personnel,
$64,036; interest, carrying or other financing charges $0; seminars and meetings, $13,195; travel and entertainment, $6,837; general and administrative, $15,002; telephone, $1,756; and occupancy and equipment rental $8,126.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy Bond
Fund:  advertising, $60; printing and mailing of prospectuses to persons other than current shareholders, $336; compensation to underwriters $0;
compensation to dealers, $14,087; compensation to sales personnel, $7,479;
interest, carrying or other financing charges $0; seminars and meetings,
$3,521; travel and entertainment, $798; general administrative, $1,759;
telephone, $205; and occupancy and equipment rental, $946.

    During the fiscal year ended December 31, 2002, Ivy Developing
Markets Fund paid IFDI $6,667 pursuant to its Class A plan. During the fiscal year ended December 31, 2002, Ivy Developing Markets Fund paid IFDI
$20,152 pursuant to its Class B plan. During the fiscal year ended
December 31, 2002, Ivy Developing Markets Fund paid IFDI $5,622 pursuant to its Class C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy
Developing Markets Fund: advertising $75; printing and mailing of prospectuses to persons other than current shareholders, $467;
compensation to underwriters $0; compensation to dealers, $1,110;
compensation to sales personnel $9,541; interest, carrying or other financing charges $0; seminars and meetings, $278; travel and entertainment, $1,029; general and administrative, $2,217; telephone,
$261; and occupancy and equipment rental, $1,220.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy
Developing Markets Fund: advertising, $54; printing and mailing of prospectuses to persons other than current shareholders, $336;
compensation of underwriters $0; compensation to dealers, $9,514;
compensation to sales personnel, $7,080; interest, carrying or other financing charges $0; seminars and meetings, $2,378; travel and entertainment, $794; general and administrative, $1,646; telephone, $196;
and occupancy and equipment rental, $901.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy
Developing Markets Fund:  advertising, $16; printing and mailing of prospectuses to persons other than current shareholders, $93; compensation to underwriters $0; compensation to dealers, $583; compensation to sales personnel, $2,003; interest, carrying or other financing charges $0;
seminars and meetings, $145; travel and entertainment, $220; general administrative, $468; telephone, $55; and occupancy and equipment rental,
$255.

    During the fiscal year ended December 31, 2002, Ivy Global Fund paid
IFDI $10,406 pursuant to its Class A plan. During the fiscal year ended
December 31, 2002, Ivy Global Fund paid IFDI $17,747 pursuant to its Class
B plan. During the fiscal year ended December 31, 2002, Ivy Global Fund paid IFDI $1,182 pursuant to its Class C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy Global
Fund: advertising $115; printing and mailing of prospectuses to persons other than current shareholders, $701; compensation to underwriters $0;
compensation to dealers, $1,698; compensation to sales personnel $14,923;
interest, carrying or other financing charges $0; seminars and meetings,
$425; travel and entertainment, $1,672; general and administrative,
$3,473; telephone, $414; and occupancy and equipment rental, $1,897.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy Global
Fund: advertising, $47; printing and mailing of prospectuses to persons other than current shareholders, $295; compensation of underwriters $0;
compensation to dealers, $5,265; compensation to sales personnel, $6,242;
interest, carrying or other financing charges $0; seminars and meetings,
$1,316; travel and entertainment, $723; general and administrative,
$1,447; telephone, $173; and occupancy and equipment rental, $793.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy Global
Fund:  advertising, $4; printing and mailing of prospectuses to persons other than current shareholders, $19; compensation to underwriters $0;
compensation to dealers, $179; compensation to sales personnel, $412;
interest, carrying or other financing charges $0; seminars and meetings,
$45; travel and entertainment, $46; general administrative, $96;
telephone, $11; and occupancy and equipment rental, $53.

    During the fiscal year ended December 31, 2002, Ivy Global Science &
Technology Fund paid IFDI $20,504 pursuant to its Class A plan. During the fiscal year ended December 31, 2002, Ivy Global Science & Technology Fund
paid IFDI $66,839 pursuant to its Class B plan. During the fiscal year ended December 31, 2002, Ivy Global Science & Technology Fund paid IFDI
$16,780 pursuant to its Class C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy Global
Science & Technology Fund: advertising $207; printing and mailing of prospectuses to persons other than current shareholders, $1,344;
compensation to, underwriters $0; compensation to dealers, $3,046;
compensation to sales personnel $28,199; interest, carrying or other financing charges $0; seminars and meetings, $762; travel and entertainment, $3,443; general and administrative, $6,498; telephone,
$792; and occupancy and equipment rental, $3,581.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy Global
Science & Technology Fund: advertising, $164; printing and mailing of prospectuses to persons other than current shareholders, $1,093;
compensation of underwriters $0; compensation to dealers, $123,405;
compensation to sales personnel, $22,773; interest, carrying or other financing charges $0; seminars and meetings, $30,851; travel and entertainment, $2,860; general and administrative, $5,229; telephone,
$642; and occupancy and equipment rental $2,892.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy Global
Science & Technology Fund:  advertising, $40; printing and mailing of prospectuses to persons other than current shareholders, $267;
compensation to underwriters $0; compensation to dealers, $2,020;
compensation to sales personnel, $5,747; interest, carrying or other financing charges $0; seminars and meetings, $505; travel and entertainment, $725; general administrative, $1,323; telephone, $163; and
occupancy and equipment rental, $727.

    During the fiscal year ended December 31, 2002, Ivy Growth Fund paid
IFDI $79,323 pursuant to its Class A plan. During the fiscal year ended
December 31, 2002, Ivy Growth Fund paid WRIICO or IFDI $37,410 pursuant to its Class B plan. During the fiscal year ended December 31, 2002, Ivy
Growth Fund paid WRIICO or IFDI $2,104 pursuant to its Class C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy Growth
Fund: advertising $3,830; printing and mailing of prospectuses to persons other than current shareholders, $23,433; compensation to underwriters $0;
compensation to dealers, $56,779; compensation to sales personnel
$496,408; interest, carrying or other financing charges $0 seminars and meetings, $14,194; travel and entertainment, $55,938; general and administrative, $115,413; telephone, $13,722; and occupancy and equipment rental, $63,098.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy Growth
Fund: advertising, $96; printing and mailing of prospectuses to persons other than current shareholders, $623; compensation to underwriters $0;
compensation to dealers, $30,259; compensation to sales personnel,
$12,804; interest, carrying or other financing charges $0; seminars and meetings, $7,565; travel and entertainment, $1,520; general and administrative, $2,951; telephone, $357; and occupancy and equipment rental $1,633.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy Growth
Fund: advertising, $5; printing and mailing of prospectuses to persons other than current shareholders, $32; compensation to underwriters $0;
compensation to dealers, $370; compensation to sales personnel, $718;
interest, carrying or other financing charges $0; seminars and meetings,
$92; travel and entertainment, $92; general administrative, $165;
telephone, $21; and occupancy and equipment rental, $90.

    During the fiscal year ended December 31, 2002, Ivy International
Small Companies Fund paid IFDI $6,574 pursuant to its Class A plan. During the fiscal year ended December 31, 2002, Ivy International Small Companies
Fund paid IFDI $22,835 pursuant to its Class B plan. During the fiscal year ended December 31, 2002, Ivy US International Small Companies Fund
paid IFDI $16,659 pursuant to its Class C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy
International Small Companies Fund: advertising $76; printing and mailing of prospectuses to persons other than current shareholders, $441;
compensation to underwriters $0; compensation to dealers, $1,015;
compensation to sales personnel $10,006; interest, carrying or other financing charges $0; seminars and meetings, $254; travel and entertainment, $1,208; general and administrative, $2,331; telephone,
$282; and occupancy and equipment rental, $1,259.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy
International Small Companies Fund: advertising, $64; printing and mailing of prospectuses to persons other than current shareholders, $391;
compensation of underwriters $0; compensation to dealers, $37,775;
compensation to sales personnel, $8,691; interest, carrying or other financing charges $0; seminars and meetings, $9,444; travel and entertainment, $1,039; general and administrative, $2,020; telephone,
$244; and occupancy and equipment rental, $1,097.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy
International Small Companies Fund:  advertising, $48; printing and mailing of prospectuses to persons other than current shareholders, $285;
compensation to underwriters $0; compensation to dealers, $2,747;
compensation to sales personnel, $6,320; interest, carrying or other financing charges $0; seminars and meetings, $686; travel and entertainment, $751; general administrative, $1,470; telephone, $177; and
occupancy and equipment rental, $798.

    During the fiscal year ended December 31, 2002, Ivy US Blue Chip Fund paid IFDI $66,022 pursuant to its Class A plan. During the fiscal year ended December 31, 2002, Ivy US Blue Chip Fund paid IFDI $142,492 pursuant to its Class B plan. During the fiscal year ended December 31, 2002, Ivy
US Blue Chip Fund paid IFDI $7,596 pursuant to its Class C plan.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy US Blue
Chip Fund: advertising $881; printing and mailing of prospectuses to persons other than current shareholders, $5,393; compensation to underwriters $0; compensation to dealers, $12,905; compensation to sales personnel $113,208; interest, carrying or other financing charges $0;
seminars and meetings, $3,226; travel and entertainment, $12,533; general and administrative, $26,334; telephone, $3,116; and occupancy and equipment rental, $14,414.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy US Blue
Chip Fund: advertising, $381; printing and mailing of prospectuses to persons other than current shareholders, $2,437; compensation of underwriters $0; compensation to dealers, $77,933; compensation to sales personnel, $50,029; interest, carrying or other financing charges $0;
seminars and meetings, $19,483; travel and entertainment, $5,734; general and administrative, $11,568; telephone, $1,383; and occupancy and equipment rental, $6,383.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy US Blue
Chip Fund:  advertising, $19; printing and mailing of prospectuses to persons other than current shareholders, $128; compensation to underwriters $0; compensation to dealers, $923; compensation to sales personnel, $2,643; interest, carrying or other financing charges $0;
seminars and meetings, $231; travel and entertainment, $321; general administrative, $609; telephone, $74; and occupancy and equipment rental,
$336.

    During the fiscal year ended December 31, 2002, Ivy US Emerging
Growth Fund paid IFDI $68,411 pursuant to its Class A plan. During the fiscal year ended December 31, 2002, Ivy US Emerging Growth Fund paid IFDI
$163,675 pursuant to its Class B plan. During the fiscal year ended
December 31, 2002, Ivy US Emerging Growth Fund paid IFDI $23,569 pursuant to its Class C plan.

     During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class A shares of Ivy US
Emerging Growth Fund:  advertising $700; printing and mailing of prospectuses to persons other than current shareholders, $4,522;
compensation to underwriters $0; compensation to dealers, $10,249;
compensation to sales personnel $95,374; interest, carrying or other financing charges $0; seminars and meetings, $2,562; travel and entertainment, $11,731; general and administrative, $21,978; telephone,
$2,681; and occupancy and equipment rental, $12,100.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class B shares of Ivy US
Emerging Growth Fund:  advertising, $419; printing and mailing of prospectuses to persons other than current shareholders, $2,650;
compensation to underwriters $0; compensation to dealers, $99,329;
compensation to sales personnel, $56,912; interest, carrying or other financing charges $0; seminars and meetings, $24,833; travel and entertainment, $6,990; general and administrative, $13,142; telephone,
$1,603; and occupancy and equipment rental $7,207.

    During the fiscal year ended December 31, 2002, IMI or IFDI expended the following amounts in marketing Class C shares of Ivy US
Emerging Growth Fund:  advertising, $60; printing and mailing of prospectuses to persons other than current shareholders, $378;
compensation to underwriters $0; compensation to dealers, $2,167;
compensation to sales personnel, $8,144; interest, carrying or other financing charges $0; seminars and meetings, $541; travel and entertainment, $1,019; general and administrative, $1,879; telephone,
$230; and occupancy and equipment rental, $1,030.

    Each Plan may be amended at any time with respect to the class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated at any time with respect to the class of shares of the
Fund to which the Plan relates, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of that class.

     If the Distribution Agreement or the Distribution Plans are
terminated (or not renewed) with respect to any of the Ivy funds (or class of shares thereof), each may continue in effect with respect to any other fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

CUSTODIAN

     Pursuant to a Custodian Agreement with the Trust, UMB Bank, n.a. (the
"Custodian"), located at 928 Grand Boulevard, Kansas City, Missouri, 64106,
maintains custody of the assets of each Fund held in the United States.
Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian has entered into subcustodial agreements for the holding of each Fund's foreign securities. With respect to each Fund, the Custodian may receive, as partial payment for its services to each Fund, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

FUND ACCOUNTING SERVICES

    Pursuant to a Fund Accounting Services Agreement, WRIICO (formerly,
IMI) provides certain accounting and pricing services for each Fund. As of
March 18, 2003, WRIICO assigned its responsibilities under the Fund
Accounting Services Agreement to Waddell & Reed Services Company. As
compensation for those services, each Fund pays WRIICO a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of each Fund except Ivy Bond Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over
$75 million. The monthly fee is based upon the net assets of Ivy Bond Fund at the preceding month end at the following rates: $1,000 when net assets are $20 million and under; $1,500 when net assets are over $20 million to
$75 million; $4,000 when net assets are over $75 million to $100 million;
and $6,000 when net assets are over $100 million.

    During the fiscal year ended December 31, 2002, Ivy Bond Fund paid
IMI $46,704 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy Developing
Markets Fund paid IMI $17,176 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy Global Fund paid
IMI $17,570 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy Global Science &
Technology Fund paid IMI $36,906 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy Growth Fund paid
IMI $138,319 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy International
Small Companies Fund paid IMI $19,290 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy US Blue Chip Fund paid IMI $72,248 under the agreement.

    During the fiscal year ended December 31, 2002, Ivy US Emerging
Growth Fund paid IMI $68,748 under the agreement

TRANSFER AGENT

    Pursuant to a Transfer Agency Services Agreement, PFPC Global Fund
Services, Inc. ("PFPC"), a Massachusetts corporation, located at 4400
Computer Drive, Westborough, MA 01581, is the transfer agent for each
Fund. Under the Agreement, each Fund pays a monthly fee at an annual rate of $17.00 for each open Class A, Class B, Class C and Advisor Class account. In addition, each Fund with Class I shares pays a monthly fee at an annual rate of $10.25 per open Class I account. In addition, each Fund pays a monthly fee at an annual rate of $3.60 per account that is closed plus certain out-of-pocket expenses. Such fees and expenses for the fiscal year ended December 31, 2002 for Ivy Bond Fund totaled $158,464. Such fees and expenses for the fiscal year ended December 31, 2002 for Ivy
Developing Markets Fund totaled $39,217. Such fees and expenses for the fiscal year ended December 31, 2002 for Ivy Global Fund totaled $32,709.
Such fees and expenses for the fiscal year ended December 31, 2002 for Ivy
Global Science & Technology Fund totaled $170,051. Such fees and expenses for the fiscal year ended December 31, 2002 for Ivy Growth Fund totaled
$627,178. Such fees and expenses for the fiscal year ended December 31,
2002 for Ivy International Small Companies Fund totaled $42,502. Such fees and expenses for the fiscal year ended December 31, 2002 for Ivy US Blue
Chip Fund totaled $232,254. Such fees and expenses for the fiscal year ended December 31, 2002 for Ivy US Emerging Growth Fund totaled $256,383.
Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-
related services that would otherwise be provided by PFPC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. PFPC pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate
(e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

ADMINISTRATOR

    Pursuant to an Administrative Services Agreement, WRIICO provides certain administrative services to each Fund. As of March 18, 2003, WRIICO assigned its responsibilities under the Administrative Services Agreement to Waddell & Reed Services Company. As compensation for these services, each Fund pays WRIICO a monthly fee at the annual rate of 0.10% of the
Fund's average daily net asset value of its Class A, Class B, Class C, and
Advisor Class shares. Such fees for the fiscal year ended December 31, 2002 for Ivy Bond Fund totaled $54,047. Such fees for the fiscal year ended
December 31, 2002 for Ivy Developing Markets Fund totaled $5,306. Such fees for the fiscal year ended December 31, 2002 for Ivy Global Fund totaled
$6,136. Such fees for the fiscal year ended December 31, 2002 for Ivy
Global Science & Technology Fund totaled $16,788. Such fees for the fiscal year ended December 31, 2002 for Ivy Growth Fund totaled $144,978. Such fees for the fiscal year ended December 31, 2002 for Ivy International
Small Companies Fund totaled $7,200. Such fees for the fiscal year ended
December 31, 2002 for Ivy US Blue Chip Fund totaled $47,359. Such fees for the fiscal year ended December 31, 2002 for Ivy US Emerging Growth Fund totaled $46,787.

AUDITORS

    Deloitte & Touche LLP, located at 1010 Grand Boulevard, Kansas City,
Missouri, has been selected as auditors for the Trust. The audit services performed by Deloitte & Touche LLP include audits of the annual financial statements of each of the funds of the Trust. Deloitte & Touche LLP audited the December 31, 2002 financial statements of each of the funds in the Trust; prior to December 31, 2002, other auditors audited the financial statements of each of the funds in the Trust. Other services provided by Deloitte & Touche LLP principally relate to filings with the
SEC and the preparation of the funds' tax returns.

                           BROKERAGE ALLOCATION

    Subject to the overall supervision of the President and the Board,
WRIICO or Henderson (for Ivy International Small Companies Fund) places orders for the purchase and sale of each Fund's portfolio securities.
Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by any Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, WRIICO attempts to deal directly with the principal market makers, except in those circumstances where WRIICO believes that a better price and execution are available elsewhere.

    WRIICO selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by WRIICO in servicing all of its accounts. In addition, not all of these services may be used by WRIICO in connection with the services it provides to the Funds or the Trust. WRIICO may consider sales of shares of Ivy funds as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. WRIICO may choose broker-dealers that provide WRIICO with research services and may cause a client to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if
WRIICO views the commissions as reasonable in relation to the value of the brokerage and/or research services. WRIICO will not, however, seek to execute brokerage transactions other than at the best price and execution, taking into account all relevant factors such as price, promptness of execution and other advantages to clients, including a determination that the commission paid is reasonable in relation to the value of the brokerage and/or research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy Bond
Fund paid brokerage commissions of  $6,098 and $0.00, respectively. For the fiscal year ended December 31, 2002, Ivy Bond Fund paid a total of
$0.00 in brokerage commissions with respect to portfolio transactions aggregating $0.00.

    During the fiscal years ended December 31, 2000 and 2001, Ivy
Developing Markets Fund paid brokerage commissions of  $85,023 and
$21,551, respectively. For the fiscal year ended December 31, 2002, Ivy
Developing Markets Fund paid a total of $17,667 in brokerage commissions with respect to portfolio transactions aggregating $5,534,024. Of such amount, $16,477 in brokerage commissions with respect to portfolio transactions aggregating $5,135,021 was placed with broker-dealers who provided research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy Global
Fund paid brokerage commissions of  $79,124 and $30,347, respectively. For the fiscal year ended December 31, 2002, Ivy Global Fund paid a total of
$13,881 in brokerage commissions with respect to portfolio transactions aggregating $8,968,854. Of such amount, $11,475 in brokerage commissions with respect to portfolio transactions aggregating $6,576,602 was placed with broker-dealers who provided research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy Global
Science & Technology Fund paid brokerage commissions of  $227,942 and
$251,805, respectively. For the fiscal year ended December 31, 2002, Ivy
Global Science & Technology Fund paid a total of $132,451 in brokerage commissions with respect to portfolio transactions aggregating
$56,978,743. Of such amount, $121,224 in brokerage commissions with respect to portfolio transactions aggregating $51,398,232 was placed with broker-dealers who provided research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy Growth
Fund paid brokerage commissions of  $894,392 and $945,243, respectively.
For the fiscal year ended December 31, 2002, Ivy Growth Fund paid a total of $506,798 in brokerage commissions with respect to portfolio transactions aggregating $287,277,129. Of such amount, $437,760 in brokerage commissions with respect to portfolio transactions aggregating
$232,237,321 was placed with broker-dealers who provided research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy
International Small Companies Fund paid brokerage commissions of  $89,221 and $83,331, respectively. For the fiscal year ended December 31, 2002,
Ivy International Small Companies Fund paid a total of $47,582 in brokerage commissions with respect to portfolio transactions aggregating
$25,052,180. Of such amount, $47,055 in brokerage commissions with respect to portfolio transactions aggregating $24,735,394 was placed with broker-
dealers who provided research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy US Blue
Chip Fund paid brokerage commissions of $78,308 and $135,687, respectively. For the fiscal year ended December 31, 2002, Ivy US Blue
Chip Fund paid a total of $115,443 in brokerage commissions with respect to portfolio transactions aggregating $91,053,750. Of such amount, $86,890 in brokerage commissions with respect to portfolio transactions aggregating $62,662,873 was placed with broker-dealers who provided research services.

    During the fiscal years ended December 31, 2000 and 2001, Ivy US
Emerging Growth Fund paid brokerage commissions of $588,138 and $766,661, respectively. For the fiscal year ended December 31, 2002, Ivy US Emerging
Growth Fund paid a total of $284,440 in brokerage commissions with respect to portfolio transactions aggregating $123,830,543. Of such amount,
$227,455 in brokerage commissions with respect to portfolio transactions aggregating $91,615,427 was placed with broker-dealers who provided research services.

     Brokerage commissions vary from year to year in accordance with the extent to which a particular Fund is more or less actively traded.

     Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that WRIICO deems to be a desirable investment for that Fund. While no minimum has been established, it is expected that each
Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of each Fund, and each Fund's shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

                    CAPITALIZATION AND VOTING RIGHTS

    The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of each Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of any Fund has preemptive rights or subscription rights.

    The Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trustees have authorized fifteen series, each of which represents a fund. The Trustees have further authorized the issuance of
Class A, Class B, and Class C shares for Ivy Money Market Fund, and Class
A, Class B, Class C and Advisor Class shares for Ivy Bond Fund, Ivy
Cundill Global Value Fund, Ivy Developing Markets Fund, Ivy European
Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund,
Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International
Fund, Ivy International Small Companies Fund, Ivy International Value
Fund, Ivy Pacific Opportunities Fund, Ivy US Blue Chip Fund and Ivy US
Emerging Growth Fund, as well as Class I shares for Ivy Bond Fund, Ivy
Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global
Science & Technology Fund, Ivy International Fund, Ivy International Small
Companies Fund, Ivy International Value Fund and Ivy US Blue Chip Fund.
Class I shares were closed to further investment effective February 18,
2003  Under the Declaration of Trust, the Trustees may terminate any Fund without shareholder approval. This might occur, for example, if a Fund does not reach or fails to maintain an economically viable size.

    Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares).
Shareholders of each Fund are entitled to vote alone on matters that only affect that Fund. All classes of shares of each Fund will vote together, except with respect to the distribution plan applicable to a class of the
Fund's shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent certified public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

     As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of a Fund means the vote of the lesser of:
(1) 67% of the shares of that Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of that
Fund (or of the Trust).

    With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund, the matter shall have been effectively acted upon with respect to that Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that:  (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund of the
Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

    The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as
Trustee if requested in writing to do so by the holders of not less than
10% of the outstanding shares of the Trust.

    The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

    Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated Declaration of Trust
disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of any Fund held personally liable for the obligations of that
Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the
Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

                        SPECIAL RIGHTS AND PRIVILEGES

     Information as to how to purchase Fund shares is contained in the prospectus. The Trust offers, and (except as noted below) bears the cost of providing, to investors the following rights and privileges. The Trust reserves the right to amend or terminate any one or more of these rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to shareholders in accordance with applicable law.

    Certain of the rights and privileges described below refer to funds, other than the Funds, whose shares are also distributed by IFDI. These funds are:  Ivy Cundill Global Value Fund, Ivy European Opportunities
Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy
International Value Fund, Ivy Money Market Fund and Ivy Pacific
Opportunities Fund (the other seven series of the Trust). Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

AUTOMATIC INVESTMENT METHOD

    The Automatic Investment Method, which enables a Fund shareholder to have specified amounts automatically drawn each month from his or her bank for investment in Fund shares, is available for all classes of shares, except Class I. The minimum initial and subsequent investment under this method is $50 per month, $250 for Advisor Class shares (except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month). A shareholder may terminate the
Automatic Investment Method at any time upon delivery to PFPC of telephone instructions or written notice. See "Automatic Investment Method" in the
Prospectus. To begin the plan, complete Sections 8 and 9 of the Account
Application.

EXCHANGE OF SHARES

    As described in the Prospectus, shareholders of each Fund have an exchange privilege with other Ivy funds. Before effecting an exchange, shareholders of a Fund should obtain and read the currently effective prospectus for the Ivy fund into which the exchange is to be made.

     A 2% redemption fee or short-term trading fee will be imposed on redemptions and exchanges of Class A shares of each Fund made within 30 days of purchase and, as of June 15, 2003, will be imposed on redemptions and exchanges of Advisor Class shares of each Fund made within 30 days of purchase. This fee will be retained by the Fund. See "Redemptions" below.

     INITIAL SALES CHARGE SHARES. Class A shareholders may exchange their
Class A shares ("outstanding Class A shares") for Class A shares of another Ivy fund ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new
Class A shares. (The additional sales charge will be waived for Class A shares that have been invested for a period of 12 months or longer.)
Class A shareholders may also exchange their shares for shares of Ivy
Money Market Fund (no initial sales charge will be assessed at the time of such an exchange). In certain short-term transactions, Class A shares may be subject to a fee upon redemption or exchange. See "REDEMPTIONS" below.

    Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of The Legend Group and United Planners
Financial Services of America, Inc. This privilege will apply only to
Class A Shares of a Fund that are purchased using all or a portion of the proceeds obtained by such clients through redemptions of shares of a mutual fund (other than one of the Funds) on which a sales charge was paid
(the "NAV transfer privilege"). Purchases eligible for the NAV transfer privilege must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC on shares redeemed within the first year after purchase. The NAV transfer privilege also applies to Fund shares purchased directly by clients of such dealers as long as their accounts are linked to the dealer's master account. The normal service fee, as described in the "Initial Sales Charge Alternative
- Class A Shares" section of the Prospectus, will be paid to those dealers in connection with these purchases. IFDI may from time to time pay a special cash incentive to The Legend Group or United Planners Financial
Services of America, Inc. in connection with sales of shares of a Fund by its registered representatives under the NAV transfer privilege.
Additional information on sales charge reductions or waivers may be obtained from IFDI at the address listed on the cover of this Statement of
Additional Information.

    On August 19, 1999, Ivy US Emerging Growth Fund and Hudson Capital
Appreciation Fund ("Hudson Capital") entered into an Agreement and Plan of
Reorganization (the "Plan") pursuant to which all or substantially all of the assets of Hudson Capital would be acquired by Ivy US Emerging Growth
Fund in exchange solely for Class A and Class B voting shares of beneficial interest of Ivy US Emerging Growth Fund (the "Reorganization").
In connection with the Reorganization, the parties agreed that no sales charge would be imposed in connection with the issuance of Ivy US Emerging
Growth Fund shares to shareholders of Hudson Capital pursuant to the Plan.
In addition, the parties agreed that former Class N shareholders of Hudson
Capital would be exempt from the initial sales charge on additional purchases of Class A shares of Ivy US Emerging Growth Fund.

CONTINGENT DEFERRED SALES CHARGE SHARES

     CLASS A:  Class A shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge ("CDSC"), as described in the Prospectus ("outstanding Class A shares"), for Class A shares of another Ivy fund ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares.
Class A shareholders of any Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC period following an exchange if such period is longer than the CDSC period, if any, applicable to the new
Class A shares.

    For purposes of computing the CDSC that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is "tacked" onto the holding period of the new
Class A shares.

    CLASS B:  Class B shareholders may exchange their Class B shares
("outstanding Class B shares") for Class B shares of another Ivy fund
("new Class B shares") on the basis of the relative net asset value per
Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of any Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the
CDSC schedule (or period) applicable to the new Class B shares.

    Class B shares of any Fund acquired through an exchange of Class B shares of another Ivy fund will be subject to that Fund's CDSC schedule
(or period) if such schedule is higher (or such period is longer) than the
CDSC schedule (or period) applicable to the Ivy fund from which the exchange was made.

    For purposes of both the conversion feature and computing the CDSC that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is
"tacked" onto the holding period of the new Class B shares.

    The following CDSC table applies to Class B shares of Ivy Bond Fund,
Ivy Cundill Global Value Fund, Ivy Developing Markets Fund, Ivy European
Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund,
Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International
Fund, Ivy International Small Companies Fund, Ivy International Value
Fund, Ivy Pacific Opportunities Fund, Ivy US Blue Chip Fund and Ivy US
Emerging Growth Fund.

                                  CONTINGENT DEFERRED SALES
                                  CHARGE AS A PERCENTAGE OF
                                  DOLLAR AMOUNT SUBJECT TO
YEAR SINCE PURCHASE               CHARGE
First                                         5%
Second                                        4%
Third                                         3%
Fourth                                        3%
Fifth                                         2%
Sixth                                         1%
Seventh and thereafter                        0%

     CLASS C:  Class C shareholders may exchange their Class C shares
("outstanding Class C shares") for Class C shares of another Ivy fund
("new Class C shares") on the basis of the relative net asset value per
Class C share, without the payment of any CDSC that would otherwise be due upon redemption. (Class C shares are subject to a CDSC of 1.00% if redeemed within one year of the date of purchase.)

    CLASS I AND ADVISOR CLASS:  Subject to the restrictions set forth in the following paragraph, Advisor Class shareholders may exchange their outstanding shares for the same class of shares of another Ivy Fund on the basis of the relative net asset value per share. Class I shares were closed to further investment effective February 18, 2003 and no exchanges among Class I shares may be made.

    ALL CLASSES:  The minimum value of shares which may be exchanged into an Ivy fund in which shares are not already held is $1,000 ($5,000,000 in the case of Class I; $10,000 in the case of Advisor Class). No exchange out of any Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in that Fund to less than $1,000 ($250,000 in the case of Class I; $10,000 in the case of
Advisor Class).

    Each exchange will be made on the basis of the relative net asset value per share of the Ivy funds involved in the exchange next computed following receipt by PFPC of telephone instructions by PFPC or a properly executed request. Exchanges, whether written or telephonic, must be received by PFPC by the close of regular trading on the Exchange (normally
4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law. See "Redemptions."

    An exchange of shares between any of the Ivy funds will result in a taxable gain or loss. Generally, this will be a capital gain or loss
(long-term or short-term, depending on the holding period of the shares)
in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See
"Taxation."

    With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax advisor regarding the tax consequences of an exchange transaction.

LETTER OF INTENT

    Reduced sales charges apply to initial investments in Class A shares of each Fund made pursuant to a non-binding Letter of Intent. A Letter of
Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the Account Application in the
Prospectus. Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least $50,000 in Class A shares of any Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of a Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be back dated. A shareholder may include, as an accumulation credit, the value (at the applicable offering price) of all Class A shares of Ivy Bond Fund, Ivy
Cundill Global Value Fund, Ivy Developing Markets Fund, Ivy European
Opportunities Fund, Ivy Global Fund, Ivy Global Natural Resources Fund,
Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy International
Fund, Ivy International Small Companies Fund, Ivy International Value
Fund, Ivy Pacific Opportunities Fund, Ivy US Blue Chip Fund and Ivy US
Emerging Growth Fund (and shares that have been exchanged into Ivy Money
Market Fund from any of the other funds in the Ivy funds) held of record by him or her as of the date of his or her Letter of Intent. During the term of the Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is required to pay IFDI an amount equal to the difference between the dollar amount of sales charge that he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of
Intent does not obligate the investor to buy or the Trust to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions of such letter before signing.

RETIREMENT PLANS

    Shares may be purchased in connection with several types of tax-
deferred retirement plans. Shares of more than one fund distributed by
IFDI may be purchased in a single application establishing a single account under the plan, and shares held in such an account may be exchanged among the Ivy funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

    The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

    Retirement Plan New Account Fee            no fee
    Retirement Plan Annual Maintenance Fee     $10.00 per fund account

     For shareholders whose retirement accounts are diversified across several Ivy funds, the annual maintenance fee will be limited to not more than $20.

    The following discussion describes the tax treatment of certain tax-
deferred retirement plans under current Federal income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

     INDIVIDUAL RETIREMENT ACCOUNTS:  Shares of each Fund may be used as a funding medium for an Individual Retirement Account ("IRA"). Eligible
individuals may establish an IRA by adopting a model custodial account available from PFPC, who may impose a charge for establishing the account.
Individuals should consult their tax advisors before investing IRA assets in the Fund if that Fund primarily distributes exempt-interest dividends.

    An individual who has not reached age 70-1/2 and who receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account ("403(b) plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

    An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or governmental plan. If he or she (or his or her spouse) is an active participant, whether the individual's contribution to an IRA is fully deductible, partially deductible or not deductible depends on (i) adjusted gross income and
(ii) whether it is the individual or the individual's spouse who is an active participant, in the case of married individuals filing jointly.
Contributions may be made up to the maximum permissible amount even if they are not deductible. Rollover contributions are not includable in income for Federal income tax purposes and therefore are not deductible from it.

    Generally, earnings on an IRA are not subject to current Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income.
Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA, amounts withdrawn and used to pay for deductible medical expenses and amounts withdrawn by certain unemployed individuals not in excess of amounts paid for certain health insurance premiums, amounts used to pay certain qualified higher education expenses, and amounts used within 120 days of the date the distribution is received to pay for certain first-time homebuyer expenses. Distributions must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a
50% non-deductible penalty tax.

    ROTH IRAs:  Shares of each Fund also may be used as a funding medium for a Roth Individual Retirement Account ("Roth IRA"). A Roth IRA is
similar in numerous ways to the regular (traditional) IRA, described above. Some of the primary differences are as follows.

    A single individual earning below $95,000 can contribute up to $3,000
($3,500 if 50 or older) per year to a Roth IRA for years 2003 through
2004. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to
$110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $6,000 per year ($7,000 if 50 or older) or
($3,000 per IRA) ($7,000 per IRA if 50 or older). The maximum contribution amount for married couples filing jointly phases out from $150,000 to
$160,000. An individual whose adjusted gross income exceeds the maximum phase-out amount cannot contribute to a Roth IRA.

    An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed
$3,000 ($3,500 if 50 or older). Contributions to a Roth IRA are not deductible. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

     No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59
1/2, for a first-time home purchase ($10,000 maximum, one time use), or upon death or disability. All other distributions from a Roth IRA (other than the amount of nondeductible contributions) are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10%
penalty include: reaching age 59 1/2, death, disability, deductible medical expenses, the purchase of health insurance for certain unemployed individual and qualified higher education expenses.

    An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth
IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

    QUALIFIED PLANS:  For those self-employed individuals who wish to purchase shares of one or more Ivy funds through a qualified retirement plan, an Agreement and a Retirement Plan are available from PFPC. The
Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-
employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Agreement. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

    In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

    A self-employed individual may contribute up to the lesser of $40,000 or 100% of compensation or earned income to a money purchase pension plan or to a profit sharing plan each year on behalf of each participant. To be deductible, total contributions to a money purchase plan or profit sharing plan generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited (generally to $200,000 for benefits accruing in plan years beginning after 2001, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

    Corporate employers may also adopt the Custodial Agreement and
Retirement Plan for the benefit of their eligible employees. Similar contribution and deduction rules apply to corporate employers.

    Distributions from the Retirement Plan generally are made after a participant's severance from employment. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-
1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled; (4) uses the withdrawal to pay tax-deductible medical expenses; (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (6) rolls over the distribution.

    The Transfer Agent will arrange for Fiduciary Trust Company of New
Hampshire to furnish custodial services to the employer and any participating employees.

    DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND CHARITABLE ORGANIZATIONS
("403(B)(7) ACCOUNT"):  Section 403(b)(7) of the Internal Revenue Code of
1986, as amended (the "Code") permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement. The special application for a 403(b)(7) Account is available from PFPC.

    Distributions from the 403(b)(7) Account may be made only following death, disability, severance from employment, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled; (3) uses the withdrawal to pay tax-deductible medical expenses; (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (5)
rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

    SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAs:  An employer may deduct contributions to a SEP up to the lesser of $40,000 or 25% of compensation.
SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements. No new salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-salary reduction SEPs may continue to be established as well as maintained after 1996.

    SIMPLE PLANS:  An employer may establish a SIMPLE IRA or a SIMPLE
401(k) for years after 1996. An employee can make pre-tax salary reduction contributions to a SIMPLE Plan, up to $7,000 for 2002  (as increased for
2003 through 2005 and indexed thereafter). Subject to certain limits, the employer will either match a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without regard to the amount the employee contributes. An employer cannot maintain a SIMPLE Plan for its employees if the employer maintains or maintained any other qualified retirement plan with respect to which any contributions or benefits have been credited.

REINVESTMENT PRIVILEGE

    Shareholders who have redeemed Class A shares of a Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the same Fund at net asset value (without a sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by PFPC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

    Any redemption is a taxable event. A loss realized on a redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."

REDUCED SALES CHARGES AND RIGHTS OF ACCUMULATION

    A scale of reduced sales charges applies to any investment of $50,000 or more in Class A shares of each Fund. See "Initial Sales Charge
Alternative -- Class A Shares" in the Prospectus. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). "Rights of Accumulation" are also applicable to current purchases of all of the funds of Ivy Fund by any of the persons enumerated above, where the aggregate quantity of
Class A shares of such funds (and shares that have been exchanged into Ivy
Money Market Fund from any of the other funds in the Ivy funds) and of any other investment company distributed by IFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for all funds other than Ivy Bond Fund; or $100,000 or more for Ivy Bond Fund.

    At the time an investment takes place, PFPC must be notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the particular fund's records.

SYSTEMATIC WITHDRAWAL PLAN

    A shareholder (except shareholders with accounts in Class I) may establish a Systematic Withdrawal Plan (a "Withdrawal Plan"), by telephone instructions or by delivery to PFPC of a written election to have his or her shares withdrawn periodically (minimum distribution - $50 for Advisor
Class shares), accompanied by a surrender to PFPC of all share certificates then outstanding in such shareholder's name, properly endorsed by the shareholder. To be eligible to elect a Withdrawal Plan, a
Class A, Class B or Class C shareholder must have at least $5,000 in his or her account; an Advisor Class shareholder must continually maintain an account balance of $10,000. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment
Method. A Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

    A redemption under a Withdrawal Plan is a taxable event. Shareholders contemplating participating in a Withdrawal Plan should consult their tax advisors.

    Additional investments made by investors participating in a
Withdrawal Plan must equal at least $1,000 each for Class A, Class B or
Class C shareholders and at least $250 for Advisor Class shareholders while the Withdrawal Plan is in effect. Making additional purchases while a Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial sales charges or CDSCs.

    An investor may terminate his or her participation in the Withdrawal
Plan at any time by delivering written notice to PFPC. If all shares held by the investor are liquidated at any time, participation in the
Withdrawal Plan will terminate automatically. The Trust or PFPC may terminate the Withdrawal Plan option at any time after reasonable notice to shareholders.

GROUP SYSTEMATIC INVESTMENT PROGRAM

    Shares of each Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs (see "How to Buy Shares"
in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

    With respect to each shareholder account established on or after
September 15, 1972 under a group systematic investment program, the Trust and WRIICO each currently charge a maintenance fee of $3.00 (or portion thereof) that for each twelve-month period (or portion thereof) that the account is maintained. The Trust may collect such fee (and any fees due to
WRIICO) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The Trust reserves the right to change these fees from time to time without advance notice.

    Class A shares of each Fund are made available to Merrill Lynch Daily
K Plan (the "Plan") participants at NAV without an initial sales charge if:

    (i)  the Plan is recordkept on a daily valuation basis by Merrill
         Lynch and, on the date the Plan Sponsor signs the Merrill Lynch
         Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable
         Investments");

    (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping
         Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable
         Investments; or

   (iii) the Plan has 500 or more eligible employees, as determined by
         Merrill Lynch plan conversion manager, on the date the Plan
         Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

Alternatively, Class B shares of each Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

     Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of any Fund convert to Class A shares once the
Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the
Plan--the Plan will receive a Plan level share conversion.

                               REDEMPTIONS

    Shares of each Fund are redeemed at their net asset value next determined after a proper redemption request has been received by PFPC, less any applicable CDSC or redemption fee.

    Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the
Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of a Fund.

    Under unusual circumstances, when the Board deems it in the best interest of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of that Fund taken at current values. If any such redemption in kind is to be made, each Fund may make an election pursuant to Rule 18f-1 under the 1940 Act.
This will require the particular Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than
$250,000 (or 1% of that Fund's net asset value at the beginning of each
90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

    The Trust may redeem those accounts of shareholders who have maintained an investment, including sales charges paid, of less than
$1,000 in any Fund for a period of more than 12 months for Class A, Class
B, Class C and Class I shareholders; $10,000 or less for Advisor Class shareholders for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when WRIICO deems it advisable.
The $1,000 balance for Class A, Class B, Class C and Class I shareholders and $10,000 balance for Advisor Class shareholders, will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the redemption in value thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment
Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the
Trust before such redemption. Shareholders in certain retirement plans or accounts who wish to avoid tax consequences must "rollover" any sum so redeemed into another eligible plan within 60 days. The Trustees of the
Trust may change the minimum account size.

    If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by any Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The
Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

    Each Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine.
In the absence of such instructions, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

     Class A shares of the Fund held for less than 30 days are redeemable at a price equal to 98% of the then current net asset value per share. As of June 15, 2003, a redemption fee of 2% will also apply to any redemption or exchange proceeds if a shareholder sells or exchanges Advisor Class shares after holding them less than 30 days. This 2% fee, also referred to in the Prospectus and this statement of additional information as a redemption fee, exchange fee or short-term trading fee, directly affects the amount that a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to WRIICO or its subsidiaries, and does not benefit WRIICO in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

     The redemption fee may generally be waived for any redemption of
Class A shares (a) Class A shares purchased through certain retirement and educational plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, Profit Sharing and Money Purchase Pension Plans and 529 plans, and through certain third party fee-based asset allocation programs, (b)
purchased through the reinvestment of dividends or capital gains distributions paid by the Fund, (c) due to the death of the registered shareholder of a Fund account, or, due to the death of all registered shareholders of a Fund account with more than one registered shareholder,
(i.e., joint tenant account), upon receipt by PFPC of appropriate written instructions and documentation satisfactory to the PFPC, or (d) by the
Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information.

     However, if Class A shares are purchased for a retirement plan account through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, these waivers may not apply. (Before purchasing Class A shares or Advisor Class shares, please check with your account representative concerning the availability of the fee waivers.)  In addition, these waivers do not apply to IRA and SEP-IRA accounts. For this purpose and without regard to the shares actually redeemed, the shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held 30 days or more; and
third, purchased shares held for less than 30 days. Finally, if a redeeming shareholder acquires Class A shares or Advisor Class shares through a transfer from another shareholder, the applicability of the discount, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders.

                      CONVERSION OF CLASS B SHARES

    As described in the Prospectus, Class B shares of each Fund will automatically convert to Class A shares of that Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such
Class B shares of the Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean:  (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original Class B shares were issued. For purposes of conversion of Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to
Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                             NET ASSET VALUE

    The price to buy a share of a Fund, called the offering price, is calculated every business day.

    The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the sales charge shown in the table.

    In the calculation of a Fund's NAV:

      *  The security in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

      *  Bonds are generally valued according to prices quoted by an independent pricing service.

      *  Short-term debt securities are valued at amortized cost, which approximates market value.

      *  Other investment assets for which market prices are unavailable are valued at their value by or at the direction of the Board of
         Trustees.

    Each fund is open for business every day the New York Stock Exchange
(NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

    As noted, some of the Funds may invest in securities listed on foreign exchanges, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Fund shares may be significantly affected on days when a Fund does not price its shares and when you are not able to purchase or redeem a fund's share.
Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of Ivy Fund's
Board of Trustees.

    When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

 *  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

 *  If you buy shares by check and then sell those shares by any method other than by exchange to another fund in the Ivy Funds the payment may be delayed for up to ten (10) days from the date of purchase to ensure that your previous investment has cleared

    The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on each Fund's net asset value next determined after your instructions are received in proper form by PFPC or by your registered securities dealer.
Each purchase and redemption order is subject to any applicable sales charge. Since each Fund normally invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, each Fund's net asset value may change on days when shareholders will not be able to purchase or redeem that Fund's shares. The sale of each Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in a Fund's best interest to do so.

                     DETERMINATION OF OFFERING PRICE

    The NAV of each class of the shares of a Fund is the value of the assets of that class, less the liabilities of that class, divided by the total number of outstanding shares of that class.

     Class A shares of the Funds are sold at their next determined NAV plus the sales charge described in the Prospectus. The price makeup as of
December 31, 2002, which is the date of the most recent balance sheet for the Funds incorporated into this SAI by reference, were as follows:

Ivy Bond Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............                 $8.35
    Add:  selling commission (4.75% of offering price)             0.42
                                                                 ------
    Maximum offering price per Class A share
      (Class A NAV divided by 95.25%) ...........                 $8.77
                                                                 ======

Ivy Developing Markets Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............                 $5.55
    Add:  selling commission (5.75% of offering price)             0.34
                                                                 ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........                 $5.89
                                                                 ======
Ivy Global Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............                 $6.93
    Add:  selling commission (5.75% of offering price)             0.42
                                                                 ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........                 $7.35
                                                                 ======
Ivy Global Science & Technology Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............                 $7.14
    Add:  selling commission (5.75% of offering price)             0.44
                                                                 ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........                 $7.58
                                                                 ======
Ivy Growth Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............                 $8.28
    Add:  selling commission (5.75% of offering price)             0.51
                                                                 ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........                 $8.79
                                                                 ======
Ivy International Small Companies Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............                 $6.11
    Add:  selling commission (5.75% of offering price)             0.37
                                                                 ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........                 $6.48
                                                                 ======
Ivy US Blue Chip Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............                 $7.32
    Add:  selling commission (5.75% of offering price)             0.45
                                                                 ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........                 $7.77
                                                                 ======
Ivy US Emerging Growth Fund

    NAV per Class A share (Class A net assets divided by
      Class A shares outstanding) ...............                $12.56
    Add:  selling commission (5.75% of offering price)             0.77
                                                                 ------
    Maximum offering price per Class A share
      (Class A NAV divided by 94.25%) ...........                $13.33
                                                                 ======

                                 TAXATION

    The following is a general discussion of certain tax rules thought to be applicable with respect to each Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in any Fund. The Funds are not managed for tax-efficiency.

    Each Fund intends to be taxed as a regulated investment company under
Subchapter M of the Code. Accordingly, each Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50%
of the market value of the Fund's assets is represented by cash, U.S.
Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
Government securities and the securities of other regulated investment companies). If a Fund should fail to qualify for pass-through tax treatment under Subchapter M, then it would be required to pay taxes on any income and realized capital gains, reducing the amount of income and capital gains that would otherwise be available for distribution to the
Fund's shareholders.

    As a regulated investment company, each Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses)
for the taxable year is distributed. Each Fund intends to distribute all such income.

    Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4%
excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (2)
at least 98% of its capital gains in excess of its capital losses
(adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or
December of the year with a record date in such a month and paid by the
Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

    The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by each Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-
term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

    Some of the options, futures and foreign currency forward contracts in which each Fund may invest may be "section 1256 contracts."  Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however, as described below, foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by each Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

    The transactions in options, futures and forward contracts undertaken by each Fund may result in "straddles" for Federal income tax purposes.
The straddle rules may affect the character of gains or losses realized by each Fund. In addition, losses realized by each Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to each Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by any Fund, which is taxed as ordinary income when distributed to shareholders.

    Each Fund may make one or more of the elections available under the
Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

    Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

    Notwithstanding any of the foregoing, each Fund may recognize gain
(but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property.
Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed before the end of the 30th day after the close of each
Fund's taxable year, if the position is held throughout the 60-day period beginning on the date the transaction is closed and certain other conditions are met.

CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES

     Gains or losses attributable to fluctuations in exchange rates which occur between the time each Fund accrues receivables or liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of each Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

    Each Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies
("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, that Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a
Fund held the PFIC shares. Each Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior
Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

    Each Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Each Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, each Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

DEBT SECURITIES ACQUIRED AT A DISCOUNT

    Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund may be treated as debt securities that are issued originally at a discount.
Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

    Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by each Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. Each Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

    Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by each Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, each Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Each Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

    Each Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by that Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by each Fund.

DISTRIBUTIONS

    Distributions of investment company taxable income are taxable to a
U.S. shareholder as ordinary income, whether paid in cash or shares.
Dividends paid by each Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by that Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by each Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of that Fund on the distribution date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S.
Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

    If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital.
Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

DISPOSITION OF SHARES

    Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of
61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

    In some cases, shareholders will not be permitted to take all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and
(3) the shareholder subsequently acquires shares in the same Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge.
Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

FOREIGN WITHHOLDING TAXES

    Income received by each Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

     If more than 50% of the value of each Fund's total assets at the close of its taxable year consists of securities of foreign corporations, each Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and similar taxes paid by the
Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the
Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of each Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

    Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S.
sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if the Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for related foreign taxes.

    The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

BACKUP WITHHOLDING

    Each Fund will be required to report to the Internal Revenue Service
("IRS") all taxable distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of 30% ("backup withholding")
in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

    Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-
U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Funds or shareholders. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in any Fund.

                          PERFORMANCE INFORMATION

    Performance information for the classes of shares of each Fund may be compared, in reports and promotional literature, to:  (i) the S&P 500
Index, the Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare each Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or other criteria; and (iii) the Consumer Price Index
(measure for inflation) to assess the real rate of return from an investment in a Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

AVERAGE ANNUAL TOTAL RETURNS (BEFORE TAXES)

    Each Fund, when advertising average annual total return before taxes for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

        P(1 + T){superscript n} = ERV

       Where:  P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = period covered by computation expressed in years
             ERV = ending redeemable value of a hypothetical $1,000
                   payment made at the beginning of the 1-, 5-, or 10-
                   year periods at the end of the 1-, 5-, or 10-year
                   periods (or fractional portion).

     The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

    The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

    Each Fund, when advertising average annual total return after taxes on distributions for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

           P(1 + T){superscript n} = ATVD

       Where:  P = a hypothetical initial payment of $1,000
               T = average annual total return (after taxes on
                   distributions)
               n = period covered by computation expressed in years
            ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the
                   end of the 1-, 5-, or 10-year periods (or fractional
                   portion), after taxes on fund distributions but not
                   after taxes on redemption.

     The calculation for average annual total returns after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

     The ending value (variable "ATVD" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period. The Fund assumes that the redemption has no tax consequences.

     Each Fund calculates the taxes due on any distributions by applying the applicable tax rates to each component of the distributions (i.e., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the Federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with Federal tax law. The Fund calculates taxes due on any distributions using the highest individual marginal Federal income tax rates in effect on the reinvestment date. Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than Federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the
Federal alternative minimum tax.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION
OF SHARES)

    The Fund, when advertising average annual total return after taxes on distributions and redemption for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

          P(1 + T){superscript n} =     ATVDR

       Where:  P = a hypothetical initial payment of $1,000
               T = average annual total return (after taxes on
                   distributions and redemption)
               n = period covered by computation expressed in years
           ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the
                   end of the 1-, 5-, or 10-year periods (or fractional
                   portion), after taxes on fund distributions and
                   redemption.

     The calculation for average annual total returns after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; and (2) all distributions by the Fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period.

     Each Fund calculates the taxes due on any distributions as described above under Average Annual Total Returns (After Taxes on Distributions).

     The ending value (variable "ATVDR" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable sales charge at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges). The Fund separately tracks the basis of shares acquired through the $1,000 initial hypothetical investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the
Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable Federal tax law.

     The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the hypothetical $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     Each Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest Federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with Federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

    Each Fund may also quote unaveraged or cumulative total return for a class which reflects the change in value of an investment in that class over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period.

    Each Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

    The following table summarizes the calculation of Standardized and
Non-Standardized Return for the Class A, Class B, Class C and Advisor
Class shares of each Fund for the periods indicated. In determining the average annual total return for a specific class of shares of each Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of each Fund, the account fee used for purposes of the following computations is assumed to be the fee that would be charged to the mean account size of the Fund.

STANDARDIZED RETURN FOR IVY BOND FUND[*] [#]
	CLASS A[1]	CLASS B	CLASS C	CLASS I[2]	ADVISOR CLASS[3]
One year ended December 31, 2002	4.30%	2.65%	6.79%	N/A	8.52%
Return after taxes on distributions***	1.95%	N/A	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares***	3.43%	N/A	N/A	N/A	N/A
Five years ended December 31, 2002	1.62%	1.17%	1.60%	N/A	2.50%
Return after taxes on distributions***	-0.97%	N/A	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares***	0.48%	N/A	N/A	N/A	N/A
Ten years ended December 31, 2002	5.47%	N/A	N/A	N/A	N/A
Return after taxes on distributions***	2.40%	N/A	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares***	3.35%	N/A	N/A	N/A	N/A

NON-STANDARDIZED RETURN FOR IVY BOND FUND[**]
	CLASS A[4]	CLASS B	CLASS C	CLASS I[2]	ADVISOR CLASS[3]
One year ended December 31, 2002	9.50%	7.65%	7.79%	N/A	8.52%
Five years ended December 31, 2002	2.62%	1.55%	1.60%	N/A	2.50%
Ten years ended December 31, 2002	5.98%	N/A	N/A	N/A	N/A

 [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 4.75%. The
     Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on a redemption of Class B or C shares held for the period. Class I and Advisor Class shares are not subject to an initial or a CDSC; therefore, the Non-Standardized
     Return figures would be identical to the Standardized Return figures.

[**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

[***]After-tax returns are calculated using the historical highest individual Federal marginal income tax rates. State and local tax rates are not included in the tax effect.

[#] Until December 31, 1994, IMI, the predecessor of WRIICO, served as investment advisor to Ivy Bond Fund, which until that date was a series of Mackenzie Series Trust. The inception date for the Fund
    (and the Class A shares of the Fund) was September 6, 1985; the inception date for the Class B and Class I shares of the Fund was
    April 1, 1994; the inception date for the Class C shares of the Fund was April 30, 1996; the inception date for the Advisor Class shares was January 20, 1998.

[1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class A shares for the one, five and ten year periods ended December 31, 2002 would have been lower.

[2] No Class I shares were outstanding during the time periods indicated.

[3] Advisor Class shares are not subject to an initial sales charge or a CDSC; therefore, the Standardized and Non-Standardized Return figures are identical. Without expense reimbursement, the
    Standardized and Non-Standardized Return for Advisor Class shares for the period from inception through December 31, 2002 and the one and five year periods ended December 31, 2002 would have been lower.

[4] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class A shares for the one, five and ten year periods ended December 31, 2002 would have been lower.

IVY DEVELOPING MARKETS FUND STANDARDIZED RETURN[*]
	CLASS A[1]	CLASS B[2]	CLASS C[3]	ADVISOR CLASS[4]
One year ended December 31, 2002	-17.32%	-17.32%	-13.93%	-11.96%
Return after taxes on distributions ***	-17.49%	N/A	N/A	N/A
Return after taxes on distributions and sale of fund shares ***	-10.56%	N/A	N/A	N/A
Five years ended December 31, 2002	-4.86%	-5.01%	-4.60%	N/A
Return after taxes on distributions ***	-4.98%	N/A	N/A	N/A
Return after taxes on distributions and sale of fund shares ***	-3.81%	N/A	N/A	N/A
Inception [#] to year ended December 31, 2002[8]:	-6.40%	-6.53%	-7.87-%	-5.66%
Return after taxes on distributions ***	-6.78%	N/A	N/A	N/A
Return after taxes on distributions and sale of fund shares ***	-4.86%	N/A	N/A	N/A

NON-STANDARDIZED RETURN[**]
CLASS A[5]	CLASS B[6]	CLASS C[7]	ADVISOR CLASS[4]
One year ended December 31, 2002	-12.28%	-12.96%	-13.06%	-11.96%
Five years ended December 31, 2002	-3.72%	-4.63%	-4.60%	N/A
Inception [#] to year ended December 31, 2002	-5.72%	-6.53%	-7.87%	-5.66%

 [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The
     Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or
     C shares held for the period.

[**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

[***]After-tax returns are calculated using the historical highest individual Federal marginal income tax rates. State and local tax rates are not included in the tax effect.

[#] The inception date for the Fund (Class A and Class B shares) was
    November 1, 1994. The inception date for Class C shares of the Fund was April 30, 1996. The inception date for Advisor Class shares was
    April 30, 1998.

[1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class A shares for the period from inception through December 31, 2002 and the one year and five year periods ended December 31, 2002 would have been lower.

[2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class B shares for the period from inception through December 31, 2002 and the one year and five year periods ended December 31, 2002 would have been lower.

[3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class C shares for the period from inception through December 31, 2002 and the one year and five year periods ended December 31, 2002 would have been lower.

[4] The Standardized Return figures for the Advisor Class shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Advisor Class shares for the period from inception through December 31, 2002 and the one-year ended December
    31, 2002 would have been lower. Advisor Class shares are not subject to an initial sales charge or a CDSC; therefore the Standardized and
    Non-Standardized Return figures are identical.

[5] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class A shares for the period from inception through December 31, 2002 and the one year and five year periods ended December 31, 2002 would have been lower.

[6] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class B shares for the period from inception through December 31, 2002 and the one year and five year periods ended December 31, 2002 would have been lower.

[7] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class C shares for the period from inception through December 31, 2002 and the one year and five year periods ended December 31, 2002 would have been lower.

IVY GLOBAL FUND STANDARDIZED RETURN[*]
	CLASS A[1]	CLASS B[2]	CLASS C[3]	ADVISOR CLASS[4]
One year ended December 31, 2002	-25.01%	-26.14%	-23.51%	-21.36%
Return after taxes on distributions ***	-25.01%	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	-15.36%	N/A	N/A	N/A
Five years ended December 31, 2002	-6.19%	-6.54%	-6.45%	N/A
Return after taxes on distributions ***	-6.92%	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	-4.33%	N/A	N/A	N/A
Ten years ended December 31, 2002	0.66%	N/A	N/A	N/A
Return after taxes on distributions ***	-0.72%	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	0.74%	N/A	N/A	N/A

NON-STANDARDIZED RETURN[**]
CLASS A[5]		CLASS B[6]	CLASS C[7]	ADVISOR CLASS[4]
One year ended December 31, 2002	-20.44%	-22.25%	-22.73-%	-21.36%
Five years ended December 31, 2002	-5.07%	-6.17%	-6.45%	N/A
Ten years ended December 31, 2002	1.26%	N/A	N/A	N/A
Inception [#] to year ended December 31, 2002	1.92%	-2.09%	-5.89%	-9.29%

 [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The
     Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or
     C shares held for the period.

[**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

[***]After-tax returns are calculated using the historical highest individual Federal marginal income tax rates. State and local tax rates are not included in the tax effect.

[#] The inception date for the Fund (Class A shares) was April 18,
    1991. The inception dates for the Class B and Class C shares of the
    Fund were April 1, 1994 and April 30, 1996, respectively. The inception date for Advisor Class shares was April 30, 1998. Until
    December 31, 1994, Mackenzie Investment Management Inc. served as investment advisor to the Fund.

[1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class A shares for the one, five and ten year periods ended December 31, 2002 would have been lower.

[2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class B shares for the period from inception through December 31, 2002 and the one and five year periods ended
    December 31, 2002 would have been lower.

[3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class C shares for the period from inception through December 31, 2002 and the one year and five year periods ended December 31, 2002 would have been lower.

[4] The Standardized Return figures for the Advisor Class shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Advisor Class shares for the period from inception through December 31, 2002 and the one year period ended
    December 31, 2002 would have been lower. Advisor Class shares are not subject to an initial sales charge or a CDSC; therefore the
    Standardized and Non-Standardized Return figures are identical.

[5] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class A shares for the one, five and ten year periods ended December 31, 2002 would have been lower.

[6] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class B shares for the period from inception through December 31, 2002 and the one and five year periods ended
    December 31, 2002 would have been lower.

[7] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class C shares for the period from inception through December 31, 2002 and the one and five year periods ended
    December 31, 2002 would have been lower.

IVY GLOBAL SCIENCE & TECHNOLOGY FUND STANDARDIZED RETURN[*]
	CLASS A[1]	CLASS B[2]	CLASS C[3]	CLASS I[4]	ADVISOR CLASS[5]
One year ended December 31, 2002	-49.44%	-49.55%	-47.32%	N/A	-46.25%
Return after taxes on distributions ***	-49.44%	N/A	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	-30.36%	N/A	N/A	N/A	N/A
Five years ended December 31, 2002	-15.95%	-15.97%	-15.58%	N/A	N/A
Return after taxes on distributions ***	-16.39%	N/A	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	-10.65%	N/A	N/A	N/A	N/A
Inception [#] to year ended December 31, 2002	-4.67%	-4.64%	-4.42%	N/A	-18.23%
Return after taxes on distributions ***	-5.08%	N/A	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	-2.55%	N/A	N/A	N/A	N/A

NON-STANDARDIZED RETURN[**]
CLASS A[6]		CLASS B[7]	CLASS C[8]	CLASS I[4]	ADVISOR CLASS[5]
One year ended December 31, 2002	-46.36%	-46.89%	-46.79%	N/A	-46.25%
Five years ended December 31, 2002	-14.95%	-15.63%	-15.58%	N/A	N/A
Inception [#] to year ended December 31, 2002	-3.80%	-4.50%	-4.42%	N/A	-18.23%

 [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The
     Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or
     C shares held for the period. Class I and Advisor Class shares are not subject to an initial sales charge or a CDSC; therefore, the Non-
     Standardized Return Figures would be identical to the Standardized
     Return Figures.

[**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

[***]After-tax returns are calculated using the historical highest individual Federal marginal income tax rates. State and local tax rates are not included in the tax effect.

[#] The inception date for the Fund (and Class A, Class B, Class C and Class I shares of the Fund) was July 22, 1996. The inception date for Advisor Class shares was April 15, 1998.

[1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class A shares for the period from inception through December 31, 2002 and the one and five year periods ended
    December 31, 2002 would have been lower.

[2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class B shares for the period from inception through December 31, 2002 and the one and five year periods ended
    December 31, 2002 would have been lower.

[3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class C shares for the period from inception through December 31, 2002 and the one and five year periods ended
    December 31, 2002 would have been lower.

[4] Class I shares are not subject to an initial sales charge or a
    CDSC; therefore the Non-Standardized and Standardized Return figures would be identical. However, there were no outstanding Class I shares during the periods indicated.

[5] The Standardized Return figures for the Advisor Class shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Advisor Class shares for the period from inception through December 31, 2002 and the one year period ended
    December 31, 2002 would have been lower. Advisor Class shares are not subject to an initial sales charge or a CDSC; therefore the
    Standardized and Non-Standardized Return figures are identical.

[6] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class A shares for the period from inception through December 31, 2002 and the one and five year periods ended
    December 31, 2002 would have been lower.

[7] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class B shares for the period from inception through December 31, 2002 and the one and five year periods ended
    December 31, 2002 would have been lower.

[8] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class C shares for the period from inception through December 31, 2002 and the one and five year periods ended
    December 31, 2002 would have been lower.

IVY GROWTH FUND

STANDARDIZED RETURN[*]
	CLASS A[1]	CLASS B[2]	CLASS C	ADVISOR CLASS[3]
One year ended December 31, 2002	-32.78%	-32.96%	-30.29%	-28.67%
Return after taxes on distributions ***	-32.78%	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	-20.13%	N/A	N/A	N/A
Five Years ended December 31, 2002	-9.44%	-9.62%	-9.23%	N/A
Return after taxes on distributions ***	-10.64%	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	-6.09%	N/A	N/A	N/A
Ten Years ended December 31, 2002	1.02%	N/A	N/A	N/A
Return after taxes on distributions ***	-0.90%	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	1.44%	N/A	N/A	N/A

NON-STANDARDIZED RETURN[**]
	CLASS A[4]	CLASS B[5]	CLASS C	ADVISOR CLASS[3]
One year ended December 31, 2002	-28.68%	-29.43%	-29.59%	-28.67%
Five Years ended December 31, 2002	-8.36%	-9.26%	-9.23%	N/A
Ten Years ended December 31, 2002	1.62%	N/A	N/A	N/A
Inception [#] to year ended December 31, 2002	8.42%	-0.22%	-4.97%	-11.55%

[*]  The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The
     Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or
     C shares held for the period.

[**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

[***]After-tax returns are calculated using the historical highest individual Federal marginal income tax rates. State and local tax rates are not included in the tax effect.

[#] The inception date for Class A shares of Ivy Growth Fund was
    January 12, 1960. The inception dates for Class B, Class C and
    Advisor Class shares of the Fund were October 22, 1993, April 30,
    1996 and April 30, 1998, respectively.

[1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class A shares for the one, five and ten year periods ended December 31, 2002 would have been lower.

[2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class B shares for the period from inception through December 31, 2002 and the one and five-year periods ended
    December 31, 2002 would have been lower.

[3] Advisor Class shares are not subject to an initial sales charge or a CDSC; therefore, the Standardized and Non-Standardized Return figures are identical. Without expense reimbursement, the
    Standardized and Non-Standardized Return for Advisor Class shares for the period from inception through December 31, 2002 and the one-year period ended December 31, 2002 would have been lower.

[4] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class A shares for the one, five and ten year periods ended December 31, 2002 would have been lower.

[5] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class B shares for the period from inception through December 31, 2002 and the one and five-year periods ended
    December 31, 2002 would have been lower.

IVY INTERNATIONAL SMALL COMPANIES FUND STANDARDIZED RETURN[*]
	CLASS A[1]	CLASS B[2]	CLASS C[3]	CLASS I[4]	ADVISOR CLASS[5]
One year ended December 31, 2002	-29.51%	-29.46%	-26.37%	N/A	-24.91%
Return after taxes on distributions ***	-29.51%	N/A	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	-18.12%	N/A	N/A	N/A	N/A
Five Years ended December 31, 2002	-6.93%	-6.88%	-6.45%	N/A	N/A
Return after taxes on distributions ***	-7.21%	N/A	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	-5.28%	N/A	N/A	N/A	N/A
Inception [#] to year ended December 31, 2002[9]	-7.88%	-7.81%	-7.60%	N/A	-11.85%
Return after taxes on distributions ***	-8.18%	N/A	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	-5.96%	N/A	N/A	N/A	N/A

NON-STANDARDIZED RETURN[**]
CLASS A[6]	CLASS B[7]	CLASS C[8]	CLASS I[4]	ADVISOR CLASS[5]
One year ended December 31, 2002	-25.21%	-25.75%	-25.62%	N/A	-26.72%
Five Years ended December 31, 2002	-5.82%	-6.50%	-6.45%	N/A	N/A
Inception [#] to year ended December 31, 2002	-6.97%	-7.65%	-7.60-%	N/A	-14.05%

[*]  The Standardization Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The
     Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or
     C shares held for the period.

[**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

[***]After-tax returns are calculated using the historical highest individual Federal marginal income tax rates. State and local tax rates are not included in the tax effect.

 [#] The inception date for Ivy International Small Companies Fund
    (and Class A, Class B, Class C and Class I shares of the Fund) was
    January 1, 1997. The inception date for Advisor Class shares was July
    1, 1999.

[1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class A shares for the period from inception through December 31, 2002, and the one and five year periods ended
    December 31, 2002 would have been lower.

[2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class B shares for the period from inception through December 31, 2002 and the one and five year periods ended
    December 31, 2002 would have been lower.

[3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class C shares for the period from inception through December 31, 2002 and the one and five year periods ended
    December 31, 2002 would have been lower.

[4] Class I shares are not subject to an initial sales charge or a
    CDSC; therefore the Non-Standardized and Standardized Return figures would be identical. However, there were no outstanding Class I shares during the periods indicated.

[5] The Standardized Return figures for the Advisor Class shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Advisor Class shares for the period from inception through December 31, 2002 and the one year period ended
    December 31, 2002 would have been lower. Advisor Class shares are not subject to an initial sales charge or a CDSC; therefore the
    Standardized and Non-Standardized Return figures are identical.

[6] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class A shares for the period from inception through December 31, 2002 and the one and five year periods ended
    December 31, 2002 would have been lower.

[7] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class B shares for the period from inception through December 31, 2002 and the one and five year periods ended
    December 31, 2002 would have been lower.

[8] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class C shares for the period from inception
    December 31, 2002 and the one and five year periods ended December
    31, 2002 would have been lower.

IVY US BLUE CHIP FUND STANDARD RETURN[*]
	CLASS A[1]	CLASS B[2]	CLASS C[3]	CLASS I[4]	ADVISOR CLASS[5]
One year ended December 31, 2002	-26.29%	-26.27%	-23.19%	N/A	-21.50%
Return after taxes on distributions ***	-26.29%	N/A	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	-16.14%	N/A	N/A	N/A	N/A
Inception [#] to year ended December 31, 2002	-8.07%	-8.53%	-8.11%	N/A	-6.44%
Return after taxes on distributions ***	-8.18%	N/A	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	-6.23%	N/A	N/A	N/A	N/A

NON-STANDARD RETURN[**]
	CLASS A[6]	CLASS B[7]	CLASS C[8]	CLASS I[4]	ADVISOR CLASS[5]
One year ended December 31, 2002	-21.79%	-22.39%	-22.42%	N/A	-21.50%
Inception [#] to year ended December 31, 2002	-6.75%	-8.08%	-8.11%	N/A	-6.44%

 [*] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The
     Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or
     C shares held for the period.

[**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

[***]After-tax returns are calculated using the historical highest individual Federal marginal income tax rates. State and local tax rates are not included in the tax effect.

[#] The inception date for Ivy US Blue Chip Fund was November 2,
    1998.

[1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class A shares for the one-year period ended
    December 31, 2002 and the period from inception through December 31,
    2002 would have been lower.

[2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class B shares for the one-year period ended
    December 31, 2002 and the period from inception through December 31,
    2002 would have been lower.

[3] The Standardized Return figures for the Class C shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class C shares for the one-year period ended
    December 31, 2002 and the period from inception through December 31,
    2002 would have been lower.

[4] Class I Shares are not subject to an initial sales charge or a
    CDSC; therefore, the Standardized and Non-Standardized Return figures would be identical. However, there were no outstanding Class I Shares during the periods indicated.

[5] Advisor Class shares are not subject to an initial sales charge or a CDSC; therefore, the Standardized and Non-Standardized Return figures are identical. Without expense reimbursement, the
    Standardized and Non-Standardized Return for Advisor Class shares for the period from inception through December 31, 2002 and the one-year period ended December 31, 2002 would have been lower.

[6] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class A shares for the one-year period ended
    December 31, 2002 and the period from inception through December 31,
    2002 would have been lower.

[7] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class B shares for the one-year period ended
    December 31, 2002 and the period from inception through December 31,
    2002 would have been lower.

[8] The Non-Standardized Return figures for Class C shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class C shares for the one-year period ended
    December 31, 2002 and the period from inception through December 31,
    2002 would have been lower.

IVY US EMERGING GROWTH FUND STANDARDIZED RETURN[*]
	CLASS A[1]	CLASS B[2]	CLASS C	ADVISOR CLASS[3]
One year ended December 31, 2002	-41.28%	-41.29%	-38.83%	-37.57%
Return after taxes on distributions ***	-41.28%	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	-25.35%	N/A	N/A	N/A
Five years ended December 31, 2002	-11.09%	-11.09%	-10.72%	N/A
Return after taxes on distributions ***	-12.13%	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	-7.14%	N/A	N/A	N/A
Inception [#] to year ended December 31, 2002	4.02%	-0.03%	-8.29%	-10.83%
Return after taxes on distributions ***	2.77%	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares ***	4.20%	N/A	N/A	N/A

NON-STANDARDIZED RETURN[**]
	CLASS A[4]	CLASS B[5]	CLASS C	ADVISOR CLASS[3]
One year ended December 31, 2002	-37.70%	-38.20%	-38.22%	-37.57%
Five years ended December 31, 2002	-10.03%	-10.73%	-10.72%	N/A
Inception [#] to year ended December 31, 2002	4.66%	-0.03%	-8.29%	-10.83%

[*]  The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. The
     Standardized Return figures for Class B and C shares reflect the deduction of the applicable CDSC imposed on redemption of Class B or
     C shares held for the period.

[**] The Non-Standardized Return figures do not reflect the deduction of any initial sales charge or CDSC.

[***]After-tax returns are calculated using the historical highest individual Federal marginal income tax rates. State and local tax rates are not included in the tax effect.

[#] The inception date for Ivy US Emerging Growth Fund was March 3,
    1993. Class A shares of the Fund were first offered for sale to the public on April 30, 1993, and Class B shares of the Fund were first offered for sale to the public on October 22, 1993. The inception date for the Class C shares of the Fund was April 30, 1996, and
    Advisor Class shares were first offered to the public on January 1,
    1998.

[1] The Standardized Return figures for the Class A shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class A shares for the period from inception through December 31, 2002 and the one and five year periods ended
    December 31, 2002 would have been lower.

[2] The Standardized Return figures for the Class B shares reflect expense reimbursement. Without expense reimbursement, the
    Standardized Return for Class B shares for the period from inception through December 31, 2002 and the one and five-year periods ended
    December 31, 2002 would have been lower.

[3] Advisor Class shares are not subject to an initial sales charge or a CDSC; therefore, the Standardized and Non-Standardized Return figures are identical. Without expense reimbursement, the
    Standardized and Non-Standardized Return for Advisor Class shares for the period from inception through December 31, 2002 and the one-year period ended December 31, 2002 would have been lower.

[4] The Non-Standardized Return figures for Class A shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class A shares for the period from inception through December 31, 2002 and the one and five year periods ended
    December 31, 2002 would have been lower.

[5] The Non-Standardized Return figures for Class B shares reflect expense reimbursement. Without expense reimbursement, the Non-
    Standardized Return for Class B shares for the period from inception through December 31, 2002 and the one and five-year periods ended
    December 31, 2002 would have been lower.

YIELD

    Yield refers to the income generated by an investment in a Fund over a given period of time. A yield quoted for a class of a Fund is computed by dividing the net investment income per share of that class earned during the period for which the yield is shown by the maximum offering price per share of that class on the last day of that period according to the following formula:

             Yield =    2 ((((a - b)/cd)+1)  -1){superscript 6}

Where with respect to a particular class of the Fund:
             a  =  dividends and interest earned during the period.
             b  =  expenses accrued for the period (net of reimbursements).
             c  =  the average daily number of shares of the class outstanding during the period that were entitled to receive dividends.
             d  =  the maximum offering price per share of the class on the last day of the period.

    The yield for Class A shares of Ivy Bond Fund computed according to the formula for the 30-day period ended on December 31, 2002, the date of the most recent balance sheet incorporated into this SAI by reference, is
5.24%. The yield for Class B shares of the Fund computed according to the formula for the 30-day period ended on December 31, 2002, the date of the most recent balance sheet incorporated into this SAI by reference, is
4.69%. The yield for Class C shares of the Fund computed according to the formula for the 30-day period ended on December 31, 2002, the date of the most recent balance sheet incorporated into this SAI by reference, is
4.76%. The yield for Advisor Class shares of the Fund computed according to the formula for the 30-day period ended on December 31, 2002, the date of the most recent balance sheet incorporated into this SAI by reference, is 5.89%.

     Change in yields primarily reflect different interest rates received by the Fund as its portfolio securities change. Yield is also affected by portfolio quality, portfolio maturity, type of securities held and operating expenses of the applicable class.

     OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. The foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to:
historical total returns; results of actual or hypothetical investments;
changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

     Performance quotations for each Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating performance quotations should be considered when comparing performance information regarding each Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of each Fund's shares and the risks associated with each Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

    Each Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others:  AAII Journal, Barron's, Boston
Business Journal, Boston Globe, Boston Herald, Business Week, Consumer's
Digest, Consumer Guide Publications, Changing Times, Financial Planning,
Financial World, Forbes, Fortune, Growth Fund Guide, Houston Post,
Institutional Investor, International Fund Monitor, Investor's Daily, Los
Angeles Times, Medical Economics, Miami Herald, Money Mutual Fund
Forecaster, Mutual Fund Letter, Mutual Fund Source Book, Mutual Fund
Values, National Underwriter, Nelson's Directory of Investment Managers,
New York Times, Newsweek, No Load Fund Investor, No Load Fund* X, Oakland
Tribune, Pension World, Pensions and Investment Age, Personal Investor,
Rugg and Steele, Time, U.S. News and World Report, USA Today, The Wall
Street Journal, and Washington Post.

                           FINANCIAL STATEMENTS

Each Fund's Schedule of Investments as of December 31, 2002, Statement of
Assets and Liabilities as of December 31, 2002, Statement of Operations
for the fiscal year ended December 31, 2002, Statement of Changes in Net
Assets for the fiscal years ended December 31, 2002 and 2001, Financial
Highlights, Notes to Financial Statements, and Report of Independent
Certified Public Accountants, which are included in the Fund's December
31, 2002 Annual Report to shareholders, are incorporated by reference into this SAI.

                                APPENDIX A
      DESCRIPTION OF STANDARD & POOR'S RATINGS SERVICES ("S&P") AND
          MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE
                    BOND AND COMMERCIAL PAPER RATINGS

[From Moody's Rating Definitions, www.moodys.com, December 2000, and
"Standard & Poor's Municipal Ratings Handbook," September 2000 Issue
(McGraw-Hill, New York, 2000).]

MOODY'S:

(a)  CORPORATE BONDS. Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be
characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    (b)  COMMERCIAL PAPER. Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

    Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

    Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries;
high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

    (a)  LONG-TERM ISSUE CREDIT RATINGS. Issue credit ratings are based in varying degrees on the following considerations:

    *    Likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

    *    Nature of and provisions of the obligation; and

    *    Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors'
         rights.

     The issue ratings definitions are expressed in terms of default risk.
As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

    AAA -- An obligation rated 'AAA' has the highest rating assigned by
S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA -- An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    A -- An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB -- An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    BB, B, CCC, CC, and C -- Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics.
'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

    BB -- An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    B -- An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB,' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC -- An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

    CC -- An obligation rated 'CC' is currently highly vulnerable to nonpayment.

    C -- The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

    D -- An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D'
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

    (b)  COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from 'A' for the highest-quality obligations to 'D'
for the lowest. These categories are as follows:

    A-1 -- This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)
designation.

    A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1.'

    A-3 -- Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B -- Issues rated 'B' are regarded as having only speculative capacity for timely payment.

    C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D -- Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                         PART C. OTHER INFORMATION

Item 23: Exhibits:

  (a) Articles of Incorporation:

  (a)(1) Amended and Restated Declaration of Trust dated December 10,
         1992, filed with Post-Effective Amendment No. 102 and
         incorporated by reference herein

  (a)(2) Redesignation of Shares of Beneficial Interest and Establishment
         and Designation of Additional Series and Classes of Shares of
         Beneficial Interest (No Par Value) filed with Post-Effective
         Amendment No. 102 and incorporated by reference herein

  (a)(3) Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 and incorporated by
         reference herein

  (a)(4) Amendment to Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. 102 and incorporated by
         reference herein

  (a)(5) Establishment and Designation of Additional Series (Ivy Emerging
         Growth Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

  (a)(6) Redesignation of Shares (Ivy Growth with Income Fund--Class A)
         and Establishment and Designation of Additional Class (Ivy Growth
         with Income Fund--Class C), filed with Post-Effective Amendment
         No. 102 and incorporated by reference herein

  (a)(7) Redesignation of Shares (Ivy Emerging Growth Fund--Class A, Ivy
         Growth Fund--Class A and Ivy International Fund--Class A), filed with Post-Effective Amendment No. 102 and incorporated by
         reference herein

  (a)(8) Establishment and Designation of Additional Series (Ivy China
         Region Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein

  (a)(9) Establishment and Designation of Additional Class (Ivy China
         Region Fund--Class B, Ivy Emerging Growth Fund--Class B, Ivy
         Growth Fund--Class B, Ivy Growth with Income Fund--Class B and
         Ivy International Fund--Class B), filed with Post-Effective
         Amendment No. 102 and incorporated by reference herein

 (a)(10) Establishment and Designation of Additional Class (Ivy
         International Fund--Class I), filed with Post-Effective Amendment
         No. 102 and incorporated by reference herein

 (a)(11) Establishment and Designation of Series and Classes (Ivy
         Latin American Strategy Fund--Class A and Class B, Ivy New
         Century Fund--Class A and Class B), filed with Post-Effective
         Amendment No. 102 and incorporated by reference herein

 (a)(12) Establishment and Designation of Series and Classes (Ivy
         International Bond Fund--Class A and Class B), filed with Post-
         Effective Amendment No. 102 and incorporated by reference herein

 (a)(13) Establishment and Designation of Series and Classes (Ivy
         Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term US
         Government Securities Fund (now known as Ivy Short-Term Bond
         Fund) -- Class A and Class B), filed with Post-Effective
         Amendment No. 102 and incorporated by reference herein

 (a)(14) Redesignation of Ivy Short-Term U.S. Government Securities
         Fund as Ivy Short-Term Bond Fund, filed with Post-Effective
         Amendment No. 102 and incorporated by reference herein

 (a)(15) Redesignation of Shares (Ivy Money Market Fund--Class A and
         Ivy Money Market Fund--Class B), filed with Post-Effective
         Amendment No. 84 and incorporated by reference herein

 (a)(16) Form of Establishment and Designation of Additional Class
         (Ivy Bond Fund--Class C; Ivy Canada Fund--Class C; Ivy China
         Region Fund--Class C; Ivy Emerging Growth Fund--Class C; Ivy
         Global Fund--Class C; Ivy Growth Fund--Class C; Ivy Growth with
         Income Fund--Class C; Ivy International Fund--Class C; Ivy Latin
         America Strategy Fund--Class C; Ivy International Bond Fund--
         Class C; Ivy Money Market Fund--Class C; Ivy New Century Fund--
         Class C), filed with Post-Effective Amendment No. 84 and
         incorporated by reference herein

 (a)(17) Establishment and Designation of Series and Classes (Ivy
         Global Science & Technology Fund--Class A, Class B, Class C and
         Class I), filed with Post-Effective Amendment No. 86 and
         incorporated by reference herein

 (a)(18) Establishment and designation of Series and Classes (Ivy
         Global Natural Resources Fund--Class A, Class B and Class C; Ivy
         Asia Pacific Fund--Class A, Class B and Class C; Ivy
         International Small Companies Fund--Class A, Class B, Class C and
         Class I), filed with Post-Effective Amendment No. 89 and
         incorporated by reference herein

 (a)(19) Establishment and designation of Series and Classes (Ivy
         Pan-Europe Fund--Class A, Class B and Class C), filed with Post-
         Effective Amendment No. 92 and incorporated by reference herein

 (a)(20) Establishment and designation of Series and Classes (Ivy
         International Fund II--Class A, Class B, Class C and Class I),
         filed with Post-Effective Amendment No. 94 and incorporated by reference herein

 (a)(21) Form of Establishment and Designation of Additional Class
         (Ivy Asia Pacific Fund--Advisor Class; Ivy Bond Fund--Advisor
         Class; Ivy Canada Fund--Advisor Class; Ivy China Region Fund--
         Advisor Class; Ivy Emerging Growth Fund--Advisor Class; Ivy
         Global Fund--Advisor Class; Ivy Global Natural Resources Fund--
         Advisor Class; Ivy Global Science & Technology Fund--Advisor
         Class; Ivy Growth Fund--Advisor Class; Ivy Growth with Income
         Fund--Advisor Class; Ivy International Bond Fund--Advisor Class;
         Ivy International Fund II--Advisor Class; Ivy International Small
         Companies Fund--Advisor Class; Ivy Latin America Strategy Fund--
         Advisor Class; Ivy New Century Fund--Advisor Class; Ivy Pan-
         Europe Fund--Advisor Class), filed with Post-Effective Amendment
         No. 96 and incorporated by reference herein

 (a)(22) Redesignations of Series and Classes (Ivy Emerging Growth
         Fund redesignated as Ivy US Emerging Growth Fund; Ivy New Century
         Fund redesignated as Ivy Developing Nations Fund; and, Ivy Latin
         America Strategy Fund redesignated as Ivy South America Fund), filed with Post-Effective Amendment No. 97 and incorporated by reference herein

 (a)(23) Redesignation of Series and Classes and Establishment and
         Designation of Additional Class (Ivy International Bond Fund
         redesignated as Ivy High Yield Fund; Class I shares of Ivy High
         Yield Fund established), filed with Post-Effective Amendment No.
         98 and incorporated by reference herein

 (a)(24) Establishment and designation of Series and Classes (Ivy US
         Blue Chip Fund--Class A, Class B, Class C, Class I and Advisor
         Class), filed with Post-Effective Amendment No. 101 and
         incorporated by reference herein

 (a)(25) Redesignation of Series and Classes (Ivy High Yield Fund
         redesignated as Ivy International Strategic Bond Fund) filed with
         Post-Effective Amendment No. 110 and incorporated by reference herein

 (a)(26) Establishment and designation of Series and Classes (Ivy
         European Opportunities Fund -- Class A, Class B, Class C, Class I
         and Advisor Class) filed with Post-Effective Amendment No. 110 and incorporated by reference herein

 (a)(27) Establishment and designation of Series and Classes (Ivy
         Cundill Value Fund -- Class A, Class B, Class C, Class I and
         Advisor Class) filed with Post-Effective Amendment No. 113 and incorporated by reference herein

 (a)(28) Establishment and designation of Series and Classes Ivy Next
         Wave Internet Fund -- Class A, Class B, Class C, Class I and
         Advisor Class) filed with Post-Effective Amendment No. 113 and incorporated by reference herein

 (a)(29) Establishment and Designation of Additional Class (Ivy
         International Fund--Advisor Class), filed with Post-Effective
         Amendment No. 119 and incorporated by reference herein

 (a)(30) Redesignation of Series of Shares of Beneficial Interest and
         Redesignation of Classes of Shares of Beneficial Interest (Ivy
         Next Wave Internet Fund redesignated as Ivy International Growth
         Fund) filed with Post-Effective Amendment No. 118 and
         incorporated by reference herein

 (a)(31) Redesignation of Series of Shares of Beneficial Interest and
         Redesignation of Classes of Shares of Beneficial Interest (Ivy
         Developing Nations Fund redesignated as Ivy Developing Markets
         Fund) filed with Post-Effective Amendment No. 119 and
         incorporated by reference herein

 (a)(32) Redesignation of Series of Shares of Beneficial Interest and
         Redesignation of Classes of Shares of Beneficial Interest (Ivy
         China Region Fund redesignated as Ivy Pacific Opportunities Fund)
         filed with Post-Effective Amendment No. 119 and incorporated by reference herein

 (a)(33) Redesignation of Series of Shares of Beneficial Interest and
         Redesignation of Classes of Shares of Beneficial Interest (Ivy
         International Fund II redesignated as Ivy International Value
         Fund) filed with Post-Effective Amendment No. 119 and
         incorporated by reference herein

 (a)(34) Abolition of Series of Shares of Beneficial Interest (Ivy
         Growth With Income Fund, Ivy Pan-Europe Fund, Ivy South America
         Fund) filed with Post-Effective Amendment No. 119 and
         incorporated by reference herein

 (a)(35) Redesignation of Series of Shares of Beneficial Interest and
         Redesignation of Classes of Shares of Beneficial Interest (Ivy
         Cundill Value Fund redesignated as Ivy Cundill Global Value Fund)
         filed with Post-Effective Amendment No. 120 and incorporated by reference herein

  (b) By-laws:

  (b)(1) By-Laws, as amended, filed with Post-Effective Amendment No. 102 and incorporated by reference herein

  (b)(2) Amendment to the By-Laws, dated April 23, 2001, filed with Post-
         Effective Amendment No. 120 and incorporated by reference herein

  (b)(3) Amendment to the By-Laws, dated December 17, 2002, filed with this Post-Effective Amendment No. 122

  (c) Instruments Defining the Rights of Security Holders:

  (c)(1) Specimen Securities for Ivy Growth Fund, Ivy Growth with Income
         Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 49 and incorporated by
         reference herein

  (c)(2) Specimen Security for Ivy Emerging Growth Fund, filed with Post-
         Effective Amendment No. 70 and incorporated by reference herein

  (c)(3) Specimen Security for Ivy China Region Fund, filed with Post-
         Effective Amendment No. 74 and incorporated by reference herein

  (c)(4) Specimen Security for Ivy Latin American Strategy Fund, filed with Post-Effective Amendment No. 75 and incorporated by
         reference herein

  (c)(5) Specimen Security for Ivy New Century Fund, filed with Post-
         Effective Amendment No. 75 and incorporated by reference herein

  (c)(6) Specimen Security for Ivy International Bond Fund, filed with
         Post-Effective Amendment No. 76 and incorporated by reference herein

  (c)(7) Specimen Securities for Ivy Bond Fund, Ivy Canada Fund, Ivy
         Global Fund, and Ivy Short-Term U.S. Government Securities Fund,
         filed with Post-Effective Amendment No. 77 and incorporated by reference herein

  (d) Investment Advisory Contracts:

  (d)(1) Investment Advisory Agreement between Ivy Fund and Mackenzie
         Financial Corporation, filed as Exhibit (d)(12) to Post-Effective
         Amendment No. 102 and incorporated by reference herein

  (d)(2) Form of Supplement to Master Business Management and Investment
         Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy
         Pan-Europe Fund), filed as Exhibit (d)(17) to Post-Effective
         Amendment No. 94 and incorporated by reference herein

  (d)(3) Addendum to Master Business Management and Investment Advisory
         Agreement between Ivy Fund and Ivy Management, Inc. (Ivy
         Developing Nations Fund, Ivy South America Fund, Ivy US Emerging
         Growth Fund), filed as Exhibit (d)(19) to Post-Effective
         Amendment No. 98 and incorporated by reference herein

  (d)(4) Supplement to Master Business Management Agreement between Ivy
         Fund and Ivy Management, Inc. (Ivy Global Natural Resources
         Fund), filed as Exhibit (d)(37) to Post-Effective Amendment No.
         121 and incorporated by reference herein

  (d)(5) Investment Advisory Agreement between Ivy Fund and Mackenzie
         Financial Corp. (Ivy Global Natural Resources Fund), filed as
         Exhibit (d)(38) to Post-Effective Amendment No. 121 and
         incorporated by reference herein

  (d)(6) Master Business Management and Investment Advisory Agreement
         between Ivy Fund and Waddell & Reed Ivy Investment Company filed with this Post-Effective Amendment No. 122

  (d)(7) Master Business Management Agreement between Ivy Fund and Waddell
         & Reed Ivy Investment Company (Ivy Global Natural Resources
         Fund), filed with this Post-Effective Amendment No. 122

  (d)(8) Expense Limitation Agreement between Ivy Fund and Waddell & Reed
         Ivy Investment Company, filed with this Post-Effective Amendment
         No. 122

  (d)(9) Subadvisory Agreement between Waddell & Reed Ivy Investment
         Company and Henderson Investment Management Limited (Ivy European
         Opportunities Fund and Ivy International Small Companies Fund),
         filed with this Post-Effective Amendment No. 122

 (d)(10) Subadvisory Agreement between Waddell & Reed Ivy Investment
         Company and Peter Cundill & Associates, Inc. (Ivy Cundill Global
         Value Fund), filed with this Post-Effective Amendment No. 122

  (e) Underwriting Contracts:

  (e)(1) Amended and Restated Distribution Agreement filed as Exhibit
         (e)(20) to Post-Effective Amendment No. 120 and incorporated by reference herein

  (f) Bonus or Profit Sharing Contracts:  Inapplicable

  (g) Custodian Agreements:

  (g)(1) Custodian Agreement between Ivy Fund and UMB Bank, N.A., filed with this Post-Effective Amendment No. 122

  (g)(2) Foreign Custody Manager Delegation Agreement between Ivy Fund
         Citibank, N.A., filed with this Post-Effective Amendment No. 122

  (h) Other Material Contracts:

  (h)(1) Transfer Agency and Shareholder Services Agreement between Ivy
         Fund and Ivy Management, Inc., filed as Exhibit (h)(10) to Post-
         Effective Amendment No. 102 and incorporated by reference herein

  (h)(2) Transfer Agency Services Agreement between PFPC Inc. and Ivy
         Fund, filed as Exhibit (h)(63) to Post-Effective Amendment No.
         121 and incorporated by reference herein

  (h)(3) Master Administrative Services Agreement between Ivy Fund and
         Waddell & Reed Ivy Investment Company, filed with this Post-
         Effective Amendment No. 122

  (h)(4) Assignment of Master Administrative Services Agreement to Waddell
         & Reed Services Company, filed with this Post-Effective Amendment
         No. 122

  (h)(5) Master Fund Accounting Services Agreement between Ivy Fund and
         Waddell & Reed Ivy Investment Company filed with this Post-
         Effective Amendment No. 122

  (h)(6) Assignment of Master Fund Accounting Services Agreement to
         Waddell & Reed Services Company, filed with this Post-Effective
         Amendment No. 122

  (i) Legal Opinion: Opinion and consent of counsel, filed with this Post-
      Effective Amendment No. 122

 (j) Other Opinions: Consent of independent Certified Public Accountants filed with this Post-Effective Amendment No. 122

 (k) Omitted Financial Statements:  Not applicable

 (l) Initial Capital Agreements:  Not applicable

 (m) Rule 12b-1 Plans:

  (m)(1) Form of Rule 12b-1 Related Agreement, filed as Exhibit (m)(4) to
         Post-Effective Amendment No. 102 and incorporated by reference herein

  (m)(2) Supplement to Master Amended and Restated Distribution Plan for
         Ivy Fund Class A Shares, filed as Exhibit (m)(5) to Post-
         Effective Amendment No. 102 and incorporated by reference herein

  (m)(3) Supplement to Distribution Plan for Ivy Fund Class B Shares,
         filed as Exhibit (m)(6) to Post-Effective Amendment No. 103 and
         incorporated by reference herein

  (m)(4) Supplement to Master Amended and Restated Distribution Plan for
         Ivy Fund Class A Shares, filed as Exhibit (m)(7) to Post-
         Effective Amendment No. 103 and incorporated by reference herein

  (m)(5) Supplement to Distribution Plan for Ivy Fund Class B Shares,
         filed as Exhibit (m)(8) to Post-Effective Amendment No. 103 and
         incorporated by reference herein

  (m)(6) Supplement to Master Amended and Restated Distribution Plan for
         Ivy Fund Class A Shares, filed as Exhibit (m)(9) to Post-
         Effective Amendment No. 103 and incorporated by reference herein

  (m)(7) Supplement to Distribution Plan for Ivy Fund Class B Shares,
         filed as Exhibit (m)(10) to Post-Effective Amendment No. 103 and
         incorporated by reference herein

  (m)(8) Amended and Restated Distribution Plan for Ivy Fund Class A
         Shares, filed with this Post-Effective Amendment No. 122

  (m)(9) Amended and Restated Distribution Plan for Ivy Fund Class B
         Shares, filed with this Post-Effective Amendment No. 122

 (m)(10) Amended and Restated Distribution Plan for Ivy Fund Class C
         Shares, filed with this Post-Effective Amendment No. 122

  (n) Rule 18f-3 Plans:

  (n)(1) Plan adopted pursuant to Rule 18f-3 under the Investment Company
         Act of 1940, filed with Post-Effective Amendment No. 83 and incorporated by reference herein

  (n)(2) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-
         Effective Amendment No. 85 and incorporated by reference herein

  (n)(3) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-
         Effective Amendment No. 87 and incorporated by reference herein

  (n)(4) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-
         Effective Amendment No. 89 and incorporated by reference herein

  (n)(5) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-
         Effective Amendment No. 92 and incorporated by reference herein

  (n)(6) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-
         Effective Amendment No. 94 and incorporated by reference herein

  (n)(7) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-
         Effective Amendment No. 96 and incorporated by reference herein

  (n)(8) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective
         Amendment No. 98 and incorporated by reference herein (a
         corrected version of which was filed with Post-Effective
         Amendment No. 99)

  (n)(9) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective
         Amendment No. 101 and incorporated by reference herein

 (n)(10) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-
         Effective Amendment No. 110 and incorporated by reference herein

 (n)(11) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-
         Effective Amendment No. 114 and incorporated by reference herein

 (n)(12) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-
         Effective Amendment No. 117 and incorporated by reference herein

 (n)(13) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-
         Effective Amendment No. 119 and incorporated by reference herein

 (n)(14) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-
         Effective Amendment No. 120 and incorporated by reference herein

  (p) Codes of Ethics:

  (p)(1) Code of Ethics of Peter Cundill & Associates, Inc., filed as
         Exhibit (p)(2) to Post-Effective Amendment No. 113 and
         incorporated by reference herein

  (p)(2) Code of Ethics of Mackenzie Financial Corporation filed as
         Exhibit (p)(3) to Post Effective Amendment No. 116 and
         incorporated by reference herein

  (p)(3) Code of Ethics of Henderson Investment Management Limited filed as Exhibit (p)(4) to Post Effective Amendment No. 116 and
         incorporated by reference herein

  (p)(6) Code of Ethics for Ivy Fund, Waddell & Reed Ivy Investment
         Company and Ivy Funds Distributor, Inc., adopted on January 21,
         2003, filed with this Post-Effective Amendment No. 122

Item 24. Persons Controlled by or Under Common Control with the Fund:
         Not applicable

Item 25. Indemnification

 Reference is made to Article VIII of the Registrant's Amended and
 Restated Declaration of Trust, dated December 10, 1992, filed with Post-
 Effective Amendment No. 71 and incorporated by reference herein.

 Registrant undertakes to carry out all indemnification provisions of its
 Articles of Incorporation, By-Laws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September
 4, 1980) and successor releases.

 Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

 Information Regarding Adviser and Subadviser Under Advisory
 Arrangements. Reference is made to the Form ADV of each of Waddell &
 Reed Ivy Investment Company , the Adviser and Business Manager to
 fifteen series of the Trust, Mackenzie Financial Corporation, the adviser to Ivy Global Natural Resources Fund, Henderson Investment
 Management Limited, the subadviser to Ivy European Opportunities Fund and Ivy International Small Companies Fund, and Peter Cundill &
 Associates, Inc., the subadviser to Ivy Cundill Global Value Fund.

 The list required by this Item 26 of officers and directors of Waddell &
 Reed Ivy Investment Company, Mackenzie Financial Corporation, Henderson
 Investment Management Limited, and Peter Cundill & Associates, Inc.,
 together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to
 Schedules A and D of each firm's respective Form ADV.

Item 27. Principal Underwriters

 (a) Ivy Funds Distributor, Inc. ("IFDI") (formerly known as Ivy
     Mackenzie Distributors, Inc.) 6300 Lamar Avenue, Shawnee Mission,
     Kansas  66202-4200, Registrant's distributor, is a subsidiary of
     Waddell & Reed Ivy Investment Company.

 b)  The information required by this Item 27 regarding each director, officer or partner of IFDI is incorporated by reference to Schedule
     A of Form BD filed by IFDI pursuant to the Securities Exchange Act of 1934.

 (c) Not applicable

Item 28. Location of Accounts and Records

 The accounts, books and other documents required to be maintained by
 Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are under the possession of:

 Mr. Theodore W. Howard and Ms. Kristen A. Richards, as officers of the
 Registrant
 6300 Lamar Avenue
 Post Office Box 29217
 Shawnee Mission, KS 66201-9217

 PFPC Inc.
 4400 Computer Drive
 Westborough, MA 01581

 UMB Bank, n.a.
 928 Grand Boulevard
 Kansas City MO 64106

Item 29. Management Services:  Not applicable.

Item 30. Undertakings:  Not applicable.

                                 NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust of
Ivy Fund is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by the Trust's
Trustees as trustees and not individually and the obligations of or arising our of the instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park, and
State of Kansas, on the 17th day of April, 2003.

                                 IVY FUND

                               (Registrant)

                         By /s/ Henry J. Herrmann*
                        ------------------------
                      Henry J. Herrmann, President

     Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

     Signatures               Title
     ----------               -----

/s/Keith A. Tucker*           Chairman of the Board     April 17, 2003
----------------------                                 ------------------
Keith A. Tucker

/s/Henry J. Herrmann*         President and Trustee    April 17, 2003
----------------------                                 ------------------
Henry J. Herrmann

/s/Theodore W. Howard*        Vice President and        April 17, 2003
--------------------          Treasurer                 -----------------
Theodore W. Howard

/s/Jarold W. Boettcher*       Trustee                   April 17, 2003
--------------------                                    -----------------
Jarold W. Boettcher

/s/James D. Gressett*         Trustee                   April 17, 2003
--------------------                                    -----------------
James D. Gressett

/s/Joseph Harroz, Jr.*        Trustee                   April 17, 2003
--------------------                                    -----------------
Joseph Harroz, Jr.

/s/Glendon E. Johnson, Jr.*   Trustee                   April 17, 2003
--------------------                                    -----------------
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz*       Trustee                   April 17, 2003
--------------------                                    -----------------
Eleanor B. Schwartz

/s/Michael G. Smith*          Trustee                   April 17, 2003
--------------------                                    -----------------
Michael G. Smith

/s/Edward M. Tighe*           Trustee                   April 17, 2003
--------------------                                    -----------------
Edward M. Tighe

*By/s/Kristen A. Richards
------------------------
  Kristen A. Richards
  Attorney-in-Fact

ATTEST:/s/Daniel C. Schulte
---------------------------
  Daniel C. Schulte
  Assistant Secretary

                                  EXHIBIT INDEX

Exhibit (b)(3) Amendment to the By-Laws, dated December 17, 2002

Exhibit (d)(6) Master Business Management and Investment Advisory Agreement
               between Ivy Fund and Waddell & Reed Ivy Investment Company

Exhibit (d)(7) Master Business Management Agreement between Ivy Fund and
               Waddell & Reed Ivy Investment Company (Ivy Global Natural
               Resources Fund)

Exhibit (d)(8) Expense Limitation Agreement between Ivy Fund and Waddell &
               Reed Ivy Investment Company

Exhibit (d)(9) Subadvisory Agreement between Waddell & Reed Ivy Investment
               Company and Henderson Investment Management Limited (Ivy
               European Opportunities Fund and Ivy International Small
               Companies Fund)

Exhibit (d)(10)Subadvisory Agreement between Waddell & Reed Ivy Investment
               Company and Peter Cundill & Associates, Inc. (Ivy Cundill
               Global Value Fund)

Exhibit (g)(1) Custodian Agreement between Ivy Fund and UMB Bank, N.A.

Exhibit (g)(2) Foreign Custody Manager Delegation Agreement between Ivy
               Fund Citibank, N.A.

Exhibit (h)(3) Master Administrative Services Agreement between Ivy Fund and Waddell & Reed Ivy Investment Company
Exhibit (h)(4) Assignment of Master Administrative Services Agreement to
               Waddell & Reed Services Company

Exhibit (h)(5) Master Fund Accounting Services Agreement between Ivy Fund and Waddell & Reed

Exhibit (h)(6) Assignment of Master Fund Accounting Services Agreement to
               Waddell & Reed Services Company

Exhibit (i):   Opinion and consent of counsel.

Exhibit (j):   Consent of independent Certified Public Accountants.

Exhibit (m)(8) Amended and Restated Distribution Plan for Ivy Fund Class A
               Shares

Exhibit (m)(9) Amended and Restated Distribution Plan for Ivy Fund Class B
               Shares

Exhibit (m)(10)Amended and Restated Distribution Plan for Ivy Fund Class C
               Shares

Exhibit (p)(6) Code of Ethics for Ivy Fund, Waddell & Reed Ivy Investment
               Company and Ivy Mackenzie Distributors, Inc., adopted on
               January 21, 2003

                           POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, That the undersigned,  IVY FUND
(hereinafter called the Corporation), and certain trustees and officers for the Corporation, do hereby constitute and appoint KEITH A. TUCKER,
DANIEL C. SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Corporation to comply with the
Securities Act of 1933 and/or the Investment Company Act of 1940, as
amended, and any rules, regulations, orders or other requirements of the
United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the
Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such trustees and officers in his/her behalf as such trustee or officer as indicated below opposite his/her signature hereto, to any
Registration Statement and to any amendment or supplement to the
Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940,
as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:  April 9, 2003                    /s/Henry J. Herrmann
                                       --------------------------
                                       Henry J. Herrmann, President

/s/Keith A. Tucker          Chairman of the Board       April 9, 2003
-------------------                                     -----------------
Keith A. Tucker

/s/Henry J. Herrmann        President and Trustee       April 9, 2003
--------------------                                    -----------------
Henry J. Herrmann

/s/Theodore W. Howard       Vice President and          April 9, 2003
--------------------        Treasurer                   -----------------
Theodore W. Howard

/s/Jarold W. Boettcher      Trustee                     April 9, 2003
--------------------                                    -----------------
Jarold W. Boettcher

/s/James D. Gressett        Trustee                     April 9, 2003
--------------------                                    -----------------
James D. Gressett

/s/Joseph Harroz, Jr.       Trustee                     April 9, 2003
--------------------                                    -----------------
Joseph Harroz, Jr.

/s/Glendon E. Johnson, Jr.  Trustee                     April 9, 2003
--------------------                                    -----------------
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz      Trustee                     April 9, 2003
--------------------                                    -----------------
Eleanor B. Schwartz

/s/Michael G. Smith         Trustee                     April 9, 2003
--------------------                                    -----------------
Michael G. Smith

/s/Edward M. Tighe          Trustee                     April 9, 2003
--------------------                                    -----------------
Edward M. Tighe

Attest:

/s/Kristen A. Richards
--------------------------------
Kristen A. Richards
Secretary